[MANULIFE FINANCIAL LOGO]




                VENTURE(R) Variable Products

                        Audited Financial Statements

                        Manufacturers Investment Trust
                        Annual Report
                        December 31, 2002



Venture Variable Annuities and Venture Variable Life Insurance Products Issued by The Manufacturers Life Insurance Company (U.S.A.)

0103: 1115001

MANUFACTURERS INVESTMENT TRUST ANNUAL REPORT

PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

February 15, 2003

Dear Fellow Investors:

The financial statements that follow reflect operations for the 12 months ended December 31, 2002, for the Manufacturers Investment Trust (the Trust), the mutual fund that is the underlying investment vehicle for your variable annuity, variable insurance product or retirement plan. The Trust's total net assets decreased slightly during this period, from $20.01 billion to $18.79 billion. Strong positive cash flow helped curb declining asset levels during a negative equity market period.

For the third straight year, the value of US equities declined while US Treasury Bonds moved substantially higher. The S&P 500, a barometer of this country's largest companies, fell 22.1%. Not since the depression years from 1929 to 1932 have stock prices been in such a protracted decline. In our view, confidence in equity ownership was shaken by a number of factors including corporate scandals, anemic profit growth and significant investment writedowns particularly in telecommunications. Real Estate Investment Trusts (REITs), often valued for their diversification and high dividend payouts, were among the few types of equity securities to gain in value last year.

By contrast, US fixed income markets accelerated upward as interest rates plummeted to 40-year lows. Within the Trust, the High Grade Bond Trust posted the best return at 10.9%. The Real Estate Securities Trust posted a modest positive return of 2.6%, strong in relation to the overall equity markets. REITs along with fixed income often provide the type of diversification that is needed to weather the equity market volatility that has characterized recent years. Diversification is the key. The portfolios in the Trust provide you with the tools for asset class diversification to help increase total returns and lower long-term volatility over time, the cornerstone of wise, long-term investing.

Over the past year, US equity prices and economic activity have diverged. In spite of the equity market's downturn, the economy appears to be in a typical cyclical recovery pattern. The Federal Reserve continues its low interest rate policy, seriously committed to price stability in order to avoid the risk of Japanese-style deflation. The US consumer continues to spend, accounting for almost 80% of the 3.3% annual growth in US gross domestic product. And capital equipment spending, which showed its first up tick in two years, appears to have turned the corner. Looking forward, there are ample reasons for equity investors to stay invested:

    - Historically, equities have grown with the expanding US economy through the ebb and flow of time;

    - Currently, reduced stock valuations provide an opportunity for better returns going forward; and

    - Low interest rates and pent up corporate spending can drive the economy forward as the year progresses.

Although the equity markets have been challenging over the past several years, there is reason for optimism. More importantly, there will continue to be opportunities particularly among the diverse array of asset types and styles on this investment platform. We urge you to review your overall financial program regularly with your financial consultant to ensure that it continues to be structured to reflect your risk tolerance and to help you meet your goals. It may be the right time to reevaluate your mix of portfolios and increase your diversification among different asset classes.

Thank you for choosing Manulife Financial. We look forward to continuing to earn your trust as we serve your retirement, insurance and investment needs.

Sincerely,

/s/ James D. Gallagher
JAMES D. GALLAGHER
President

MANUFACTURERS INVESTMENT TRUST
INDEX TO ANNUAL REPORT

                                                                             Page
                                                                             ----
   Portfolio Performance and Manager's Commentary........................     ii

   Report of Independent Accountants.....................................      1

   Statements of Assets and Liabilities..................................      2

   Statements of Operations..............................................      6

   Statements of Changes in Net Assets...................................     10

   Financial Highlights..................................................     15

   Portfolio of Investments:

        Small-Mid Cap Growth Trust.......................................     22
        Small-Mid Cap Trust..............................................     23
        International Equity Select Trust................................     23
        Select Growth Trust..............................................     24
        Global Equity Select Trust.......................................     25
        Real Estate Securities Trust.....................................     26
        Core Value Trust.................................................     27
        High Grade Bond Trust............................................     27
        Money Market Trust...............................................     28
        Small Cap Index Trust............................................     29
        International Index Trust........................................     45
        Mid Cap Index Trust..............................................     55
        Total Stock Market Index Trust...................................     60
        500 Index Trust..................................................     86

   Notes to Financial Statements.........................................     92

   Trustees and Officers Information.....................................     99

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO PERFORMANCE AND MANAGER'S COMMENTARY



                                TRUST PERFORMANCE

In the following pages we have set forth information regarding the performance of each Portfolio of the Manufacturers Investment Trust (the "Trust"). There are several ways to evaluate a Portfolio's historical performance. One can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. WITH RESPECT TO ALL PERFORMANCE INFORMATION PRESENTED, IT IS IMPORTANT TO UNDERSTAND THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. RETURN AND PRINCIPAL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

                               PERFORMANCE TABLES

The Performance Tables show two types of total return information: CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS. A CUMULATIVE TOTAL RETURN is an expression of a Portfolio's total change in share value in percentage terms over a set period of time -- one, five and ten years (or since the Portfolio's inception if less than the applicable period). An AVERAGE ANNUAL TOTAL RETURN takes the Portfolio's cumulative total return for a time period greater than one year and shows what would have happened if the Portfolio had performed at a constant rate each year. THE TABLES SHOW ALL CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS, NET OF FEES AND EXPENSES OF THE TRUST, BUT DO NOT REFLECT THE INSURANCE (SEPARATE ACCOUNT) EXPENSES (INCLUDING A POSSIBLE CONTINGENT DEFERRED SALES CHARGE) OF THE VARIABLE ANNUITY AND VARIABLE LIFE PRODUCTS THAT INVEST IN THE TRUST. IF THESE WERE INCLUDED, PERFORMANCE WOULD BE LOWER.

     GRAPH -- CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

The performance graph for each Portfolio shows the change in value of a $10,000 investment over the life or ten year period of each Portfolio, whichever is shorter. Each Portfolio's performance is compared with the performance of one or more broad-based securities indices as a "benchmark." All performance information includes the reinvestment of dividends and capital gain distributions, as well as the deduction of ongoing management fees and Portfolio operating expenses. The benchmarks used for comparison are unmanaged and include reinvestment of dividends and capital gains distributions, if any, but do not reflect any fees or expenses. Portfolios that invest in multiple asset classes are compared with a customized benchmark. This benchmark is comprised of a set percentage allocation from each of the asset classes in which the Portfolio invests.

                         PORTFOLIO MANAGER'S COMMENTARY

Finally, we have provided a commentary by each portfolio manager regarding each Portfolio's performance during the period ended December 31, 2002. The views expressed are those of the portfolio manager as of December 31, 2002, and are subject to change based on market and other conditions. Information about a Portfolio's holdings, asset allocation or country diversification is historical and is no indication of future portfolio composition, which will vary.

"Standard & Poor's," "Standard & Poor's 500," "S&P 500," and "S&P MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. "Russell 1000," "Russell 2000," "Russell 3000," and "Russell Midcap" are trademarks of Frank Russell Company. "Wilshire 5000" is a trademark of Wilshire Associates. "Morgan Stanley European Australian Far East Free", "EAFE" and "MSCI" are trademarks of Morgan Stanley & Co. Incorporated." "Lehman Brothers" is a registered trademark of Lehman Brothers Inc. "Lipper" is a registered trademark of Reuters S.A. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

                           SMALL-MID CAP GROWTH TRUST

INVESTMENT OBJECTIVE &   To seek long-term growth of capital by investing at least
  POLICIES:              80% of its assets in securities of small to mid
                         capitalization sized companies, currently defined as
                         companies with $2 billion to $10 billion in market
                         capitalization at the time of purchase by the portfolio.
                         Portfolio securities are also selected by what Navellier
                         believes are fast growing companies that offer innovative
                         products, services or technologies, to a rapidly expanding marketplace.
SUBADVISER:              Navellier Management, Inc.
PORTFOLIO MANAGERS:      Alan Alpers and Louis Navellier
INCEPTION DATE:          July 16, 2001

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [INTERNET TECHNOLIGIES TRUST]

                                                                 SMALL-MID CAP GROWTH TRUST
                                                                          SERIES I                  RUSSELL 2500 GROWTH INDEX
                                                                 --------------------------         -------------------------
Jun.
2001                                                                       10000                              10000
Jul.
2001                                                                        9840                               9263
Aug.
2001                                                                        8960                               8647
Sep.
2001                                                                        8080                               7293
Oct.
2001                                                                        8064                               8012
Nov.
2001                                                                        8576                               8704
Dec.
2001                                                                        8904                               9182
Jan.
2002                                                                        8544                               8789
Feb.
2002                                                                        7952                               8246
Mar.
2002                                                                        8040                               8910
Apr.
2002                                                                        8016                               8615
May
2002                                                                        7728                               8181
Jun.
2002                                                                        7377                               7429
Jul.
2002                                                                        6665                               6506
Aug.
2002                                                                        6625                               6504
Sep.
2002                                                                        6233                               6012
Oct.
2002                                                                        6297                               6358
Nov.
2002                                                                        6241                               6949
Dec.
2002                                                                        5848                               7028

                              PERFORMANCE TABLE**

                                                             Average Annual Total Return            Cumulative Total Return
                                                                                Since                        Since
Periods Ending December 31, 2002                              1 Year          Inception                    Inception
Russell 2500 Growth Index*                                   -29.10%           -22.04%                      -29.72%
Small-Mid Cap Growth Trust Series I                          -34.32%           -30.75%                      -41.52%

 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results. Total return would have been lower had operating expenses not been reduced.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2002, the Small Mid Cap Growth Trust Series I returned -34.32%, underperforming the -29.10% return of the Russell 2500 Growth Index.

ENVIRONMENT: The U.S. equity markets experienced another difficult year in 2002. The declines in equity prices were very broad-based. All sectors of the market were hit hard in 2002. Likewise, small, mid, and large capitalization stocks all posted double-digit declines. Also experiencing double-digit losses were both growth and value sectors. Unfortunately, all major indices posted these large losses.

The Portfolio held up fairly well in the decline (second and third quarter) with holdings generally concentrated in more defensive growth sectors. Where the Fund performed poorly was the 4th Quarter rebound, as it did not up-tick with the market in October and November. We believe that this rally was mainly led by short covering and will be short lived at best. Those stocks that performed the best during this rally were those that had performed the worst on the way down. It reminds us a great deal of 4th Quarter 2001.

OUTLOOK: Our outlook for 2003 is a positive one. We believe that the economy is showing signs of life and the current administration seems to realize the importance of moving economic policy in the right direction. We expect some type of tax legislation (dividend tax relief, capital gains tax cuts or the income tax cuts becoming permanent) to emerge sometime in the 1st quarter of 2003. This would give a significant boost to the stock market.

The investment style of this portfolio has the benefit that traditionally, small capitalization stocks have been the least correlated to the overall stock market. Small capitalization stocks may represent the best oasis in the upcoming months, especially since many thinly traded small capitalization stocks are poised to surge on any significant increase in trading volume. Fundamentally, small capitalization stocks have weathered the economic downturn better than many large capitalization stock's but due to persistent stock market outflows, they have performed poorly due to liquidity concerns. We are confident that 2003 will end up as one of the strongest years ever for the fundamentally superior stocks that we favor.

                              SMALL-MID CAP TRUST

INVESTMENT OBJECTIVE     To achieve long-term capital appreciation, with dividend
  & POLICIES:            income as a secondary consideration by investing at least
                         80% of the portfolio's assets in small and mid cap
                         companies. (Small and mid cap companies are companies whose market cap does not exceed the market cap of the largest
                         company included in the Russell 2500 Index at the time of
                         purchase by the portfolio that Kayne Anderson Rudnick
                         believes are of high quality.
SUBADVISER:              Kayne Anderson Rudnick Investment Management, LLC
PORTFOLIO MANAGERS:      Sandi Gleason and Robert Schwarzkopf
INCEPTION DATE:          July 16, 2001

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [SMALL-MID CAP TRUST]

                                                                SMALL-MID CAP TRUST SERIES I            RUSSELL 2500 INDEX
                                                                ----------------------------            ------------------
Jun.2001                                                                  10000.00                           10000.00
Jul. 2001                                                                  9968.00                            9642.00
Aug. 2001                                                                  9752.00                            9326.00
Sep. 2001                                                                  8600.00                            8119.00
Oct. 2001                                                                  8568.00                            8539.00
Nov. 2001                                                                  9144.00                            9230.00
Dec. 2001                                                                  9560.00                            9747.00
Jan. 2002                                                                  9632.00                            9626.00
Feb. 2002                                                                  9656.00                            9458.00
Mar. 2002                                                                 10240.00                           10112.00
Apr. 2002                                                                 10096.00                           10086.00
May 2002                                                                  10032.00                            9791.00
Jun. 2002                                                                  9176.00                            9239.00
Jul. 2002                                                                  8328.00                            8136.00
Aug. 2002                                                                  8617.00                            8161.00
Sep. 2002                                                                  7864.00                            7514.00
Oct. 2002                                                                  7761.00                            7759.00
Nov. 2002                                                                  8241.00                            8393.00
Dec. 2002                                                                  7880.00                            8310.00

                              PERFORMANCE TABLE**

                                                               Average Annual Total Return           Cumulative Total Return
                                                                                   Since                      Since
          Periods Ending December 31, 2002                      1 Year           Inception                  Inception
Russell 2500 Index*                                            -17.79%            -12.25%                    -16.90%
Small-Mid Cap Trust Series I                                   -17.57%            -15.05%                    -21.20%
Small-Mid Cap Trust Series II+++                                                                              -4.18%
+++ Series II inception date: November 25, 2002.
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower.
    Past performance does not predict future results. Total return would have been lower had operating expenses not been reduced.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2002, the Small-Mid Cap Trust Series I returned -17.57%, outperforming the -17.79% return of the Russell 2500 Index.

ENVIRONMENT: The threat of war along with the nagging uncertainty over the timing and degree of an economic pickup caused broad weakness in equities during 2002. Unprofitable companies, 19% of the Russell 2500 Index, produced the weakest returns. Fundamental risks to U.S. economic growth include continued sluggish corporate investment in capital goods, weakness in the labor markets, and slow global growth. Nonetheless, many positive fundamental factors exist -- moderate inflation, low interest rates, and more reasonable equity valuations. Although the economic growth rate is expected to remain moderate, recent data suggest that the U.S. has emerged from the recession. Corporate operating profits have risen from the trough in late 2001 and labor productivity has continued to show gains.

The trust invests in high-quality companies, which contributed to it outperforming the index for the year and to its lower standard deviation and beta. Complete avoidance of unprofitable companies contributed the most to performance over the trailing year.

OUTLOOK: We cannot predict the outcome of the highly visible security issues the world currently faces. However, we believe that stock prices, to a large extent, already reflect the risks associated with potential geopolitical events such as war and terrorist activities. We feel it is a time for investors to return to basics and take a longer-term view of the markets. We believe that superior growth, value, and quality characteristics are the sources of our superior long-term investment performance and lower risk profile.

                       INTERNATIONAL EQUITY SELECT TRUST

INVESTMENT OBJECTIVE &   To seek long-term capital appreciation by investing, under
  POLICIES:              normal market conditions, at least 80% of the portfolios net assets in equity securities, principally American Depository
                         Receipts and common stocks of relatively large non-U.S.
                         companies. These companies will have market capitalizations in the range of the Morgan Stanley Capital International
                         (MSCI) Europe, Australia and Far East Index. Lazard believes these companies are undervalued based on their earnings,
                         cash flow or asset values.
SUBADVISER:              Lazard Asset Management
PORTFOLIO MANAGERS:      Herbert W. Gullquist, John R. Reinsberg and Ronald Saba
INCEPTION DATE:          July 16, 2001

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [INTERNATIONAL EQUITY SELECT TRUST]

                                                             INTERNATIONAL EQUITY SELECT TRUST
                                                                         SERIES I                        MSCI EAFE INDEX
                                                             ---------------------------------           ---------------
Jun.2001                                                                 10000.00                            10000.00
Jul.2001                                                                 10072.00                             9819.00
Aug.2001                                                                  9800.00                             9572.00
Sep.2001                                                                  8888.00                             8605.00
Oct.2001                                                                  9008.00                             8825.00
Nov.2001                                                                  9424.00                             9151.00
Dec.2001                                                                  9616.00                             9205.00
Jan.2002                                                                  9168.00                             8717.00
Feb.2002                                                                  9376.00                             8778.00
Mar.2002                                                                  9816.00                             9258.00
Apr.2002                                                                  9968.00                             9325.00
May.2002                                                                  9936.00                             9451.00
Jun.2002                                                                  9744.00                             9078.00
Jul.2002                                                                  8712.00                             8183.00
Aug.2002                                                                  8760.00                             8166.00
Sep.2002                                                                  7848.00                             7291.00
Oct.2002                                                                  8449.00                             7684.00
Nov.2002                                                                  8665.00                             8033.00
Dec.2002                                                                  8496.00                             7907.00

                              PERFORMANCE TABLE**

                                                             Average Annual Total Return            Cumulative Total Return
                                                                                 Since                       Since
Periods Ending December 31, 2002                             1 Year            Inception                   Inception
MSCI EAFE Index*                                             -15.66%            -15.27%                     -20.93%
International Equity Select Trust Series I                   -11.65%            -10.56%                     -15.04%
International Equity Select Trust Series II+++                                                               -2.12%

+++ Series II inception date: November 25, 2002.
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results. Total return would have been lower had operating expenses not been reduced.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2002, the International Equity Select Trust Series I returned -11.65%, outperforming the -15.66% return of the MSCI EAFE Index.

ENVIRONMENT: International stocks declined for the third consecutive year in 2002. The portfolio defended well in the decline, falling less than the overall market, although unable to avoid weakness entirely.

Concerns over terrorism, impending war and fall-out from U.S. accounting scandals weighed heavily on the markets. Adding to market anxiety were slower-than-expected economic growth worldwide and continued weakness in corporate spending and investment. European markets suffered additional setbacks triggered by massive floods and the fact that insurers were forced to sell equities in an attempt to strengthen their balance sheets. The decline was very broad-based. U.S. stocks lagged behind other developed markets, but European markets and Japanese stocks still fell. The Technology and Telecommunications sectors continued to experience widespread selling. No market sectors were completely spared, but economically defensive sectors such as Consumer Staples outperformed the market. A fourth-quarter rally was led by groups that were weakest earlier in the year, including Technology and Telecommunications stocks, and European insurers. However, the rebound began to fade in December.

The portfolio's Consumer Staples holdings performed well and its valuations remain attractive because its earnings have been resilient. Our European energy holdings also performed well due to both their defensive characteristics and attractive relative valuations. However, our financial holdings slid in the wake of economic turmoil in Latin America, capital markets weakness, and claims arising from the World Trade Center attack and the German floods. Technology holdings also experienced weakness.

OUTLOOK: We are hopeful that the worst of the bear market is behind us in light of the magnitude and duration of this decline. Fortunately, the market weakness has created many buying opportunities for disciplined investors, and we continue to seek to identify attractive relative value opportunities. During the year, we were able to buy companies with long histories of high financial productivity at very attractive valuations amid market volatility. We feel our holdings are well positioned for an inevitable upturn.

                              SELECT GROWTH TRUST

INVESTMENT OBJECTIVE &   To seek long-term growth of capital by investing primarily
  POLICIES:              in large cap equity securities (securities of companies with at least $2 billion in market capitalization). The portfolio may also invest up to 20% of its assets in mid cap
                         securities and in securities of any market capitalization
                         that Roxbury believes may have prospects for significant
                         appreciation in the price of the security (i.e. corporate
                         restructurings).
SUBADVISER:              Roxbury Capital Management, LLC
PORTFOLIO MANAGERS:      Anthony Browne, David Garza, David Kahn and Kevin Riley
INCEPTION DATE:          July 16, 2001

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [INTERNET TECHNOLIGIES TRUST]

                                                                SELECT GROWTH TRUST SERIES I        RUSSELL 1000 GROWTH INDEX
                                                                ----------------------------        -------------------------
Jun.
2001                                                                       10000                              10000
Jul.
2001                                                                       10088                               9750
Aug.
2001                                                                        9360                               8953
Sep.
2001                                                                        8480                               8059
Oct.
2001                                                                        8712                               8482
Nov.
2001                                                                        9544                               9297
Dec.
2001                                                                        9504                               9279
Jan.
2002                                                                        9176                               9115
Feb.
2002                                                                        8856                               8737
Mar.
2002                                                                        9224                               9039
Apr.
2002                                                                        8257                               8301
May
2002                                                                        8113                               8101
Jun.
2002                                                                        7441                               7351
Jul.
2002                                                                        6977                               6947
Aug.
2002                                                                        7025                               6968
Sep.
2002                                                                        6305                               6245
Oct.
2002                                                                        6785                               6818
Nov.
2002                                                                        6977                               7188
Dec.
2002                                                                        6592                               6863

                              PERFORMANCE TABLE**

                                                             Average Annual Total Return            Cumulative Total Return
                                                                                Since                        Since
Periods Ending December 31, 2002                              1 Year          Inception                    Inception
Russell 1000 Growth Index*                                   -27.89%          -23.33%                   -31.37%
Select Growth Trust Series I                                 -30.64%          -24.83%                   -34.08%

 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results. Total return would have been lower had operating expenses not been reduced.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2002, the Select Growth Trust Series I returned -30.64%, underperforming the -27.89% return of the Russell 1000 Growth Index.

ENVIRONMENT: Large cap growth was the second worst performing style during 2002, while mid cap value was the best performer for the year. During the fourth quarter, our portfolio was overweight the Consumer Discretionary and Financial Services sectors versus the Index. We were also underweight the Consumer Staples, Health Care and Technology sectors versus our benchmark. Our stock selection and sector weight in Health Care contributed to our relative performance in the fourth quarter. Our weighting in Telecommunications and Information Technology detracted from returns, while stock selection in Industrials caused relative underperformance. The rally within the Information Technology and Telecommunications Services sectors was lead by stocks that had suffered the worst declines throughout the year. Many of these businesses continue to show negative earnings and revenue prospects.

OUTLOOK: We believe the drivers of equity performance are decidedly improved in 2003. Following several years of both high productivity and dramatic cost reductions, we believe modest top-line revenue growth is being translated into real earnings power for high-quality companies. In the fourth quarter of 2002, companies in the S&P 500 Index will translate 4%-5% revenue growth into 13%-15% profit growth on a year-over-year basis. As offsets, the threat of an Iraqi confrontation, budget deficits and a stubborn job market should keep the equity risk premium at above-average levels. Every period has its concerns, however, and we believe the critical ingredients for a stronger market -- corporate earnings and investor confidence -- will respond positively.

                           GLOBAL EQUITY SELECT TRUST

INVESTMENT OBJECTIVE &   To seek long-term capital appreciation by investing
  POLICIES:              primarily in equity securities, including American and
                         Global Depository Receipts and common stocks of relatively large U.S. and non-U.S. companies. These companies will have market capitalizations in the range of the Morgan Stanley
                         Capital International (MSCI) World Index. Lazard believes
                         these companies are undervalued based on earnings, cash flow or asset values.
SUBADVISER:              Lazard Asset Management
PORTFOLIO MANAGERS:      Herbert W. Gullquist, John R. Reinsberg and Ronald Saba
INCEPTION DATE:          July 16, 2001

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [INTERNET TECHNOLIGIES TRUST]

                                                           GLOBAL EQUITY SELECT TRUST SERIES I           MSCI WORLD INDEX
                                                           -----------------------------------           ----------------
Jun.
2001                                                                      10000                               10000
Jul.
2001                                                                      10112                                9868
Aug.
2001                                                                       9864                                9396
Sep.
2001                                                                       9257                                8569
Oct.
2001                                                                       9289                                8735
Nov.
2001                                                                       9633                                9253
Dec.
2001                                                                       9761                                9312
Jan.
2002                                                                       9401                                9031
Feb.
2002                                                                       9569                                8954
Mar.
2002                                                                       9905                                9352
Apr.
2002                                                                       9761                                9037
May
2002                                                                       9801                                9058
Jun.
2002                                                                       9401                                8510
Jul.
2002                                                                       8617                                7794
Aug.
2002                                                                       8649                                7810
Sep.
2002                                                                       7785                                6952
Oct.
2002                                                                       8457                                7467
Nov.
2002                                                                       8649                                7871
Dec.
2002                                                                       8432                                7592

                              PERFORMANCE TABLE**

                                                             Average Annual Total Return            Cumulative Total Return
                                                                                Since                        Since
Periods Ending December 31, 2002                              1 Year          Inception                    Inception
MSCI World Index*                                            -19.54%          -17.67%                   -24.08%
Global Equity Select Trust Series I                          -13.61%          -11.02%                   -15.68%

 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results. Total return would have been lower had operating expenses not been reduced.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2002, the Global Equity Select Trust Series I returned -13.61%, outperforming the -19.54% return of the MSCI World Index.

ENVIRONMENT: Global stocks declined for the third consecutive year in 2002. The portfolio defended well in the decline, falling less than the overall market, although unable to avoid weakness entirely.

Concerns over terrorism, impending war and fall-out from U.S. accounting scandals weighed heavily on the markets. Adding to market anxiety were slower-than-expected economic growth worldwide and continued weakness in corporate spending and investment. European markets suffered additional setbacks triggered by massive floods and the fact that insurers were forced to sell equities in an attempt to strengthen their balance sheets. The decline was very broad-based. U.S. stocks lagged behind other developed markets, but European markets and Japanese stocks still fell. The Technology and Telecommunications sectors continued to experience widespread selling. No market sectors were completely spared, but economically defensive sectors such as Consumer Staples outperformed the market. A fourth-quarter rally was led by groups that were weakest earlier in the year, including Technology and Telecommunications stocks, and European insurers. However, the rebound began to fade in December.

The portfolio's Consumer Staples holdings performed well and their valuations remain attractive because their earnings have been resilient. Our European energy holdings also performed well due to both their defensive characteristics and attractive relative valuations. However, our financial holdings slid in the wake of economic turmoil in Latin America, capital markets weakness, and claims arising from the World Trade Center attack and the German floods. Technology holdings also experienced weakness. However, we feel our holdings are well positioned for an inevitable upturn.

OUTLOOK: We are hopeful that the worst of the bear market is behind us in light of the magnitude and duration of this decline. Fortunately, the market weakness has created many buying opportunities for disciplined investors, and we continue to seek to identify attractive relative value opportunities. During the year, we were able to buy companies with long histories of high financial productivity at very attractive valuations amid market volatility.

                          REAL ESTATE SECURITIES TRUST

INVESTMENT OBJECTIVE &   The portfolio invests, under normal market conditions, at
  POLICIES:              least 80% of net assets (plus any borrowings for investment purposes) in equity securities of real estate investment
                         trusts ("REITS") and real estate companies. Equity
                         securities include common stock, preferred stock and
                         securities convertible into common stock.
SUBADVISER:              Deutsche Asset Management
PORTFOLIO MANAGERS:      Karen Knudson, John F. Robertson, John W. Vojtick and Mark
                         D. Zeisloft
INCEPTION DATE:          April 30, 1987++

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [REAL ESTATE TRUST]

                                                                 REAL ESTATE TRUST SERIES I      WILSHIRE REAL ESTATE SECURITIES
                                                                 --------------------------      -------------------------------
Dec.1992                                                                  10000.00                           10000.00
                                                                          10415.00                           10695.00
                                                                          10696.00                           11213.00
                                                                          11712.00                           11965.00
                                                                          11241.00                           11287.00
                                                                          11049.00                           11109.00
                                                                          11309.00                           11400.00
                                                                          11486.00                           11632.00
                                                                          11843.00                           11874.00
                                                                          12418.00                           12414.00
                                                                          12378.00                           12064.00
                                                                          11769.00                           11538.00
Dec.1993                                                                  12262.00                           11524.00
                                                                          12480.00                           11870.00
                                                                          13196.00                           12355.00
                                                                          12711.00                           11783.00
                                                                          12652.00                           11915.00
                                                                          12826.00                           12163.00
                                                                          12635.00                           11924.00
                                                                          12376.00                           11951.00
                                                                          12524.00                           11943.00
                                                                          12212.00                           11743.00
                                                                          11622.00                           11313.00
                                                                          11117.00                           10871.00
Dec.1994                                                                  11923.00                           11713.00
                                                                          11551.00                           11335.00
                                                                          11785.00                           11690.00
                                                                          11740.00                           11758.00
                                                                          11740.00                           11673.00
                                                                          12204.00                           12059.00
                                                                          12619.00                           12269.00
                                                                          12845.00                           12467.00
                                                                          13191.00                           12619.00
                                                                          13333.00                           12851.00
                                                                          12992.00                           12453.00
                                                                          12986.00                           12582.00
Dec.1995                                                                  13727.00                           13312.00
                                                                          13868.00                           13496.00
                                                                          13978.00                           13763.00
                                                                          13891.00                           13874.00
                                                                          13915.00                           13937.00
                                                                          14305.00                           14248.00
                                                                          14554.00                           14533.00
                                                                          14501.00                           14403.00
                                                                          15113.00                           15015.00
                                                                          15380.00                           15391.00
                                                                          15915.00                           15808.00
                                                                          16496.00                           16464.00
Dec.1996                                                                  18489.00                           18221.00
                                                                          18435.00                           18481.00
                                                                          18446.00                           18492.00
                                                                          18522.00                           18555.00
                                                                          17868.00                           17956.00
                                                                          18435.00                           18491.00
                                                                          19449.00                           19408.00
                                                                          20038.00                           20047.00
                                                                          19777.00                           19898.00
                                                                          21642.00                           21860.00
                                                                          20966.00                           20931.00
                                                                          21358.00                           21352.00
Dec.1997                                                                  21893.00                           21828.00
                                                                          21598.00                           21520.00
                                                                          21271.00                           21245.00
                                                                          21849.00                           21663.00
                                                                          21055.00                           20981.00
                                                                          20943.00                           20779.00
                                                                          20869.00                           20669.00
                                                                          19432.00                           19231.00
                                                                          17513.00                           17233.00
                                                                          18565.00                           18198.00
                                                                          18231.00                           17948.00
                                                                          18503.00                           18286.00
Dec.1998                                                                  18293.00                           18024.00
                                                                          17748.00                           17633.00
                                                                          17438.00                           17494.00
                                                                          17191.00                           17399.00
                                                                          18892.00                           19254.00
                                                                          19206.00                           19580.00
                                                                          18722.00                           19247.00
                                                                          18031.00                           18510.00
                                                                          17743.00                           18232.00
                                                                          16986.00                           17410.00
                                                                          16738.00                           17086.00
                                                                          16359.00                           16818.00
Dec.1999                                                                  16829.00                           17450.00
                                                                          16359.00                           17521.00
                                                                          15863.00                           17187.00
                                                                          16895.00                           17940.00
                                                                          17772.00                           19219.00
                                                                          18044.00                           19449.00
                                                                          18139.00                           20105.00
                                                                          19321.00                           21910.00
                                                                          19158.00                           21121.00
                                                                          19688.00                           21808.00
                                                                          19145.00                           20861.00
                                                                          19498.00                           21331.00
Dec.2000                                                                  21156.00                           22813.00
                                                                          20979.00                           23041.00
                                                                          20490.00                           22562.00
                                                                          20381.00                           22580.00
                                                                          20880.00                           23118.00
                                                                          21091.00                           23765.00
                                                                          22216.00                           25051.00
                                                                          21681.00                           24550.00
                                                                          22300.00                           25406.00
                                                                          21147.00                           23900.00
                                                                          20388.00                           23006.00
                                                                          21344.00                           24497.00
Dec.2001                                                                  21822.00                           25207.00
                                                                          21822.00                           25315.00
                                                                          22244.00                           25895.00
                                                                          23636.00                           27488.00
                                                                          23749.00                           27658.00
                                                                          24256.00                           27938.00
                                                                          24749.00                           28510.00
                                                                          23241.00                           26745.00
                                                                          23444.00                           26756.00
                                                                          22589.00                           25574.00
                                                                          21342.00                           24300.00
                                                                          22154.00                           25503.00
Dec.2002                                                                  22386.00                           25875.00

                              PERFORMANCE TABLE**

                                                                                                Cumulative Total Return
                                                         Average Annual Total Return                               Since
Periods Ending December 31, 2002                         1 Year    5 Year    10 Year          5 Year   10 Year   Inception
Wilshire Real Estate Securities Index*                   2.65%     3.46%      9.97%           18.54%   158.75%
Morgan Stanley REIT Index*+                              3.98%     3.36%        N/A           17.99%       N/A
Real Estate Securities Trust Series I                    2.58%     0.45%      8.39%            2.25%   123.86%
Real Estate Securities Trust Series II+++                                                                            3.05%

  + The Morgan Stanley REIT Index commenced on December 30, 1994, therefore the
    10 year return period is not applicable for this index.
  ++ Current subadviser assignment became effective November 25, 2002.
+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 2002, the Real Estate Securities Trust Series I returned 2.58%, underperforming the 2.65% return of the Wilshire Real Estate Securities Index.

ENVIRONMENT: In 2002, REITs returned positive absolute returns for the third year in a row. The best performing REIT sectors were those that were linked to the strength of the consumer economy -- Regional Mall REITs had a total return of 25.3%, Shopping Centers rose 15.7% and a reasonably healthy Industrial sector rose 17.2%. The Office and Apartment sectors were the poorest performers, with -5.4% and -5.8% returns respectively.

Despite the Trust's overweight in the Office sector, positive stock selection helped us add value in that sector overall, as did our underweight in the Health Care segment. In addition, the Trust's overweight and stock selection in the Regional Mall and Industrial sectors helped our performance during the year, while our underweight in the Shopping Center sector detracted from it.

OUTLOOK: Over the long term, we believe REITs will continue to have the potential to provide returns as attractive as the overall equity market. With economic conditions expected to improve as we move through 2003, it is our expectation that real estate fundamentals will also improve. Given these expectations, the attractive valuation of REITs relative to the broader market, the REIT market's current income potential and a trading discount to underlying net asset value of 5%, we expect the REIT universe to deliver attractive total returns in 2003.

                                CORE VALUE TRUST

INVESTMENT OBJECTIVE &   To seek long-term capital appreciation by investing the
  POLICIES:              portfolio's assets, under normal market conditions,
                         primarily in equity and equity-related securities of
                         companies with market capitalizations greater than $1
                         billion at the time of purchase. Rorer seeks to select
                         securities for the portfolio it believes to be undervalued relative to the stock market in general.
SUBADVISER:              Rorer Asset Management, LLC
PORTFOLIO MANAGERS:      James G. Hesser, Edward C. Rorer and Clifford B. Storms, Jr.
INCEPTION DATE:          July 16, 2001

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [INTERNET TECHNOLIGIES TRUST]

                                                                 CORE VALUE TRUST SERIES I           RUSSELL 1000 VALUE INDEX
                                                                 -------------------------           ------------------------
Jun.
2001                                                                       10000                              10000
Jul.
2001                                                                       10040                               9979
Aug.
2001                                                                        9520                               9579
Sep.
2001                                                                        9032                               8905
Oct.
2001                                                                        9048                               8828
Nov.
2001                                                                        9479                               9341
Dec.
2001                                                                        9519                               9561
Jan.
2002                                                                        9471                               9488
Feb.
2002                                                                        9471                               9503
Mar.
2002                                                                        9767                               9953
Apr.
2002                                                                        9415                               9611
May
2002                                                                        9287                               9659
Jun.
2002                                                                        8702                               9105
Jul.
2002                                                                        7972                               8258
Aug.
2002                                                                        7908                               8321
Sep.
2002                                                                        7211                               7396
Oct.
2002                                                                        7748                               7943
Nov.
2002                                                                        7957                               8444
Dec.
2002                                                                        7537                               8094

                              PERFORMANCE TABLE**

                                                             Average Annual Total Return
                                                                                Since               Cumulative Total Return
Periods Ending December 31, 2002                              1 Year          Inception                 Since Inception
Russell 1000 Value Index*                                    -15.52%          -13.86%                   -19.06%
Core Value Trust Series I                                    -20.82%          -17.60%                   -24.63%

 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results. Total return would have been lower had operating expenses not been reduced.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2002, the Core Value Trust Series I returned -20.82%, underperforming the -15.52% return of the Russell 1000 Value Index.

ENVIRONMENT: The year 2002 marked the first time since 1939-1941 that the market experienced losses for three consecutive years. Investor psychology remained downbeat amid escalating tensions with Iraq and North Korea, soft economic news, the continued fallout from corporate malfeasance, and further declines in equity values. The Trust's best performing sectors were Consumer Staples, Industrials, and Health Care while the Utilities, Technology and Discretionary sectors lagged.

OUTLOOK: We begin 2003 with confrontation looming in Iraq, North Korea threatening to restart its nuclear weapons program, the risk of terrorism lingering, and uneven economic news. These uncertainties are weighing on confidence, acting as a headwind for the economy and market. Nonetheless, we remain confident that low interest rates, money supply growth, robust productivity, a positive turn in inventories, and favorable fiscal policy will promote continued economic growth. Furthermore, corporate earnings, the foundation of market performance, are now increasing at a reasonable pace. Consequently, the business cycle should also help accelerate growth. That is, as profits improve, business investment, which has been depressed for a few years, and employment should both increase.

Fortunately, a four-year streak of losses for stocks, albeit possible, seems unlikely, in our opinion. The only such period in the 20th century, 1929-1932, was marked by severely misguided fiscal and monetary policies, issues not present today. Furthermore, most of the uncertainties mentioned above are cast behind us, a major cloud will be lifted and investors will likely be more comfortable holding equities.

                             HIGH GRADE BOND TRUST

INVESTMENT OBJECTIVE &   To seek to maximize total return, consistent with the
  POLICIES:              preservation of capital and prudent investment management by investing at least 80%, under normal market conditions, in investment grade, fixed income securities of varying
                         maturities.
SUBADVISER:              Allegiance Capital, Inc.
PORTFOLIO MANAGERS:      William Mawhorter
INCEPTION DATE:          July 16, 2001

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [LINE GRAPH]

                                                                                                  LEHMAN BROTHERS AGGREGATE BOND
                                                               HIGH GRADE BOND TRUST SERIES I                 INDEX
                                                               ------------------------------     ------------------------------
Jun.2001                                                                   10000                              10000
Jul.2001                                                                   10112                              10224
Aug.2001                                                                   10224                              10342
Sep.2001                                                                   10432                              10462
Oct.2001                                                                   10696                              10680
Nov.2001                                                                   10400                              10533
Dec.2001                                                                   10321                              10465
Jan.2002                                                                   10387                              10550
Feb.2002                                                                   10511                              10652
Mar.2002                                                                   10263                              10476
Apr.2002                                                                   10495                              10679
May2002                                                                    10553                              10770
Jun.2002                                                                   10702                              10863
Jul.2002                                                                   10958                              10995
Aug.2002                                                                   11181                              11181
Sep.2002                                                                   11463                              11362
Oct.2002                                                                   11372                              11309
Nov.2002                                                                   11173                              11306
Dec.2002                                                                   11457                              11287

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return             Cumulative Total Return
                                                                                  Since                        Since
Periods Ending December 31, 2002                              1 Year            Inception                    Inception
Lehman Brothers Aggregate Bond Index*                         10.27%              8.92%                        12.87%
High Grade Bond Trust Series I                                11.01%              9.76%                        14.57%
High Grade Bond Trust Series II+++                                                                              1.77%

+++ Series II inception date: November 25, 2002.
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results. Total return would have been lower had operating expenses not been reduced.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2002, the High Grade Bond Trust Series I returned +11.01%, outperforming the +10.27% return of the Lehman Brothers Aggregate Bond Index.

ENVIRONMENT: Interest rates rose early in the year, then declined through much of 2002, ending the year significantly lower, reaching their lowest levels in more than 40 years. Corporate bonds outperformed Treasuries during the first quarter. With the decline of the stock market, Treasuries outperformed corporate bonds during the second and third quarters, only to lose to corporate bonds during the fourth quarter as stocks rallied. For the year, corporate bonds underperformed U.S. Treasuries. The Trust invests strictly in AAA securities, excluding all corporate bonds. This exclusion of corporate bonds, when coupled with the Trust's investment focus in intermediate maturity issues during the second and third quarters, and then to blanket across the yield curve during the fourth quarter, enabled the Trust to provide a 2002 return above the benchmark.

OUTLOOK: We believe the economy will continue to be weak. Business investment has not begun to rebound to a level needed for sustained economic growth, corporate profits are lackluster, and car and retail sales have weakened. The threat of war with Iraq, coupled with concerns about Venezuela and North Korea, hang over the political spectrum. U.S. and state-level deficits are rising, the U.S. balance of payments is at record negative levels, and deflation concerns are surfacing.

We expect the 10-year Treasury to trade in a narrow yield range from 3 3/4 % to 4 1/2/4 3/4% throughout 2003. We expect the bond market's return to be in a range of 4% to 6 1/2%. Corporate profit margins are expected to remain under pressure, and the stock market volatile without a sustained upward movement.

Mortgage-Backed Securities are currently limited in our investments due to the high level of refinancing activity. As this level modulates, we will begin to add a significant Mortgage-Backed position to the portfolio to take advantage of the very wide yield spread advantage of Mortgage-Backed issues to Treasuries.

                             SMALL CAP INDEX TRUST

INVESTMENT OBJECTIVE &   To achieve the approximate aggregate total return of a small
  POLICIES:              cap U.S. domestic equity market index by attempting to track the performance of the Russell 2000 Index.# The portfolio
                         invests at least 80% of its net assets in (a) the common
                         stocks that are included in the Russell 2000 Index and (b)
                         securities (which may or may not be included in the Russell
                         2000 Index) that MFC believes as a group will behave in a
                         manner similar to the index.
SUBADVISER:              MFC Global Investment Management (U.S.A.) Limited
PORTFOLIO MANAGERS:      Martin Ayow and Ram Brahmachari
INCEPTION DATE:          May 1, 2000

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES
                                  [LINE GRAPH]

                                                               SMALL CAP INDEX TRUST SERIES I           RUSSELL 2000 INDEX
                                                               ------------------------------           ------------------
Apr. 2000                                                                 10000.00                           10000.00
May. 2000                                                                  9168.00                            9186.00
Jun. 2000                                                                 10000.00                            9987.00
Jul. 2000                                                                  9728.00                            9665.00
Aug. 2000                                                                 10375.00                           10403.00
Sep. 2000                                                                 10112.00                           10097.00
Oct. 2000                                                                  9656.00                            9647.00
Nov. 2000                                                                  8704.00                            8656.00
Dec. 2000                                                                  9362.00                            9400.00
Jan. 2001                                                                  9826.00                            9889.00
Feb. 2001                                                                  9187.00                            9241.00
Mar. 2001                                                                  8740.00                            8789.00
Apr. 2001                                                                  9412.00                            9476.00
May 2001                                                                   9636.00                            9709.00
Jun. 2001                                                                  9960.00                           10044.00
Jul. 2001                                                                  9396.00                            9501.00
Aug. 2001                                                                  9089.00                            9194.00
Sep. 2001                                                                  7870.00                            7956.00
Oct. 2001                                                                  8318.00                            8422.00
Nov. 2001                                                                  8957.00                            9074.00
Dec. 2001                                                                  9503.00                            9633.00
Jan. 2002                                                                  9402.00                            9532.00
Feb. 2002                                                                  9149.00                            9271.00
Mar. 2002                                                                  9865.00                           10016.00
Apr. 2002                                                                  9949.00                           10107.00
May. 2002                                                                  9494.00                            9659.00
Jun. 2002                                                                  9031.00                            9180.00
Jul. 2002                                                                  7641.00                            7793.00
Aug. 2002                                                                  7607.00                            7773.00
Sep. 2002                                                                  7060.00                            7215.00
Oct. 2002                                                                  7279.00                            7446.00
Nov. 2002                                                                  7911.00                            8111.00
Dec. 2002                                                                  7462.00                            7659.00

                              PERFORMANCE TABLE**

                                                               Average Annual Total Return             Cumulative Total Return
                                                                                   Since                        Since
Periods Ending December 31, 2002                                1 Year           Inception                    Inception
Russell 2000 Index                                              -20.48%            -9.51%                      -23.41%
Small Cap Index Trust Series I                                  -21.47%           -10.39%                      -25.38%
Small Cap Index Trust Series II+++                                                                             -19.95%

+++ Series II inception date: January 28, 2002
  ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2002, the Small Cap Index Trust Series I returned -21.47%, compared to the -20.48% return of the Russell 2000 Index.

ENVIRONMENT: There were signs early in 2002 that the U.S. economy was turning around. However, despite modest growth and declining unemployment claims, concerns regarding improper accounting and corporate scandals continued to drag the markets lower, until they reached a bottom in late October. The Federal Reserve kept rates constant for most of 2002, but in November, with consumer confidence at a 10-month low and growing concern about war, it cut rates by one half percent. The Fed signaled that further cuts are unlikely soon and changed its bias to neutral. Health Care and Consumer Discretionary were the strongest performers in the Russell 2000 Index, with returns of 10.95% and 8.68%, respectively. Producer Durables, Financial Services and Consumer Staples also made gains in 2002. Technology, Integrated Oils, Materials, Utilities and Energy all had double-digit negative returns. The yearly rebalancing of the Index took place on June 28. The Index turnover was over 25%. The weighting of the Technology and Health Care sectors was increased, and the weighting of the Financial sector was reduced.

OUTLOOK: The prospect of a U.S.-led attack on Iraq and the persistent threat of terrorism are inhibiting spending by both consumers and businesses, and continue to be near-term risks. On the positive side, real disposable income was up at year end, confidence indicators appear to have bottomed, and payroll employment turned positive mid year. These should all help boost consumer spending once the war uncertainty has been settled. We expect earnings will improve in 2003 as profit margins improve, due in part to productivity enhancements. The federal stimulus plan that has been proposed includes eliminating the double taxation of dividends on stocks. In fact, this is the biggest part of the plan, accounting for more than half its estimated cost. It seems certain that a meaningful stimulus plan will be passed in time to stimulate growth this year, and stocks will benefit accordingly.
---------------

# "Standard & Poor's(R)," "Standard & Poor's 500(R)," and "S&P 500(R)," are trademarks of The McGraw-Hill Companies, Inc. "Russell 1000(R)," "Russell 2000(R)," "Russell 3000(R)," and "Russell Midcap(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "Morgan Stanley European Australian Far East Free(R)," "EAFE(R)," and "MSCI(R)" are trademarks of Morgan Stanley & Co. Incorporated. "Lehman Brothers(R)" is a registered trademark of Lehman Brothers Inc. "Lipper(R)" is a registered trademark of Reuters S. A. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

                           INTERNATIONAL INDEX TRUST

INVESTMENT OBJECTIVE &   To achieve the approximate aggregate total return of a
  POLICIES:              foreign equity market index by attempting to track the
                         performance of the Morgan Stanley European Australian Far
                         East Free Index (the MSCI EAFE Index).# The portfolio
                         invests at least 80% of its net assets in (a) the common
                         stocks that are included in the MSCI EAFE Index and (b)
                         securities (which may or may not be included in the MSCI
                         EAFE Index) that MFC believes as a group will behave in a
                         manner similar to the index.
SUBADVISER:              MFC Global Investment Management (U.S.A.) Limited
PORTFOLIO MANAGERS:      Martin Ayow and Ram Brahmachari
INCEPTION DATE:          May 1, 2000

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES
                                  (LINE GRAPH)

                                                            INTERNATIONAL INDEX TRUST SERIES I           MSCI EAFE INDEX
                                                            ----------------------------------           ---------------
Apr-2000                                                                 10000.00                            10000.00
May-2000                                                                  9784.00                             9681.00
Jun-2000                                                                 10112.00                            10062.00
Jul-2000                                                                  9704.00                             9642.00
Aug-2000                                                                  9776.00                             9728.00
Sep-2000                                                                  9320.00                             9256.00
Oct-2000                                                                  9080.00                             9039.00
Nov-2000                                                                  8712.00                             8702.00
Dec-2000                                                                  9016.00                             9013.00
Jan-2001                                                                  9000.00                             9009.00
Feb-2001                                                                  8318.00                             8334.00
Mar-2001                                                                  7726.00                             7783.00
Apr-2001                                                                  8294.00                             8328.00
May-2001                                                                  7994.00                             8041.00
Jun-2001                                                                  7686.00                             7715.00
Jul-2001                                                                  7531.00                             7576.00
Aug-2001                                                                  7345.00                             7385.00
Sep-2001                                                                  6598.00                             6639.00
Oct-2001                                                                  6752.00                             6809.00
Nov-2001                                                                  6963.00                             7060.00
Dec-2001                                                                  6996.00                             7102.00
Jan-2002                                                                  6610.00                             6725.00
Feb-2002                                                                  6667.00                             6773.00
Mar-2002                                                                  7037.00                             7143.00
Apr-2002                                                                  7053.00                             7194.00
May-2002                                                                  7136.00                             7292.00
Jun-2002                                                                  6848.00                             7004.00
Jul-2002                                                                  6175.00                             6313.00
Aug-2002                                                                  6142.00                             6301.00
Sep-2002                                                                  5477.00                             5625.00
Oct-2002                                                                  5756.00                             5928.00
Nov-2002                                                                  6011.00                             6198.00
Dec-2002                                                                  5796.00                             6024.00

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return             Cumulative Total Return
                                                                                  Since                        Since
Periods Ending December 31, 2002                               1 Year           Inception                    Inception
MSCI EAFE Index                                               -15.66%            -17.30%                      -39.76%
International Index Trust Series I                            -17.15%            -18.48%                      -42.04%
International Index Trust Series II+++                                                                        -13.35%

+++ Series II inception date: January 28, 2002
  ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results. Total return would have been lower had operating expenses not been reduced.

                PORTFOLIO MANAGER'S COMMENTARY
PERFORMANCE: For the year 2002, the International Index Trust Series I returned -17.15%, compared to the -15.66% return of the MSCI EAFE Index.

ENVIRONMENT: All of the EAFE sectors had negative returns for 2002. Information Technology was the worst performer, followed by Telecommunications Services, Financials and Industrials, all of which had high double-digit losses. Consumer Discretionary and Health Care also returned double-digit losses, with single-digit losses for Utilities, Energy, Materials and Consumer Staples. Similarly, most countries in the Index declined over 2002. Germany was the worst performer, losing about 35% in value. New Zealand was the best performer, followed by Austria. The MSCI EAFE Index was rebalanced on May 31, 2002, in the second and final stage of the free float adjustment, in which MSCI converted the entire Index to 100% free float. MSCI rebalanced the Index again on November 29. There were no significant country or sector weight changes.

OUTLOOK: The European Central Bank cut its benchmark interest rate by a half percentage point, to 2.75%, in December. The Bank of England held its rate steady at 4.0%. Both banks are expected to hold rates constant for the first two quarters of 2003. Structural reforms of the Japanese economy will be positive for the equity markets in the long run, but deflationary pressure on corporate earnings will be a cause for concern in the near term.

---------------
# "Standard & Poor's(R)," "Standard & Poor's 500(R)," and "S&P 500(R)," are trademarks of The McGraw-Hill Companies, Inc. "Russell 1000(R)," "Russell 2000(R)," "Russell 3000(R)," and "Russell Midcap(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "Morgan Stanley European Australian Far East Free(R)," "EAFE(R)," and "MSCI(R)" are trademarks of Morgan Stanley & Co. Incorporated. "Lehman Brothers(R)" is a registered trademark of Lehman Brothers Inc. "Lipper(R)" is a registered trademark of Reuters S. A. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

                              MID CAP INDEX TRUST

INVESTMENT OBJECTIVE &   To achieve the approximate aggregate total return of a mid
  POLICIES:              cap U.S. domestic equity market index by attempting to track the performance of the S&P Mid Cap 400 Index#. The portfolio invests at least 80% of its net assets in (a) the common
                         stocks that are included in the S&P 400 Index and (b)
                         securities (which may or may not be included in the S&P 400
                         Index) that MFC believes as a group will behave in a manner similar to the index.
SUBADVISER:              MFC Global Investment Management (U.S.A.) Limited
PORTFOLIO MANAGERS:      Martin Ayow and Ram Brahmachari
INCEPTION DATE:          May 1, 2000

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES
                                  [LINE GRAPH]

                                                                MID CAP INDEX TRUST SERIES I           S&P MIDCAP 400 INDEX
                                                                ----------------------------           --------------------
Apr. 2000                                                                 10000.00                           10000.00
May 2000                                                                   9752.00                            9742.00
Jun. 2000                                                                  9920.00                            9885.00
Jul. 2000                                                                 10056.00                           10041.00
Aug. 2000                                                                 11160.00                           11162.00
Sep. 2000                                                                 11087.00                           11085.00
Oct. 2000                                                                 10695.00                           10709.00
Nov. 2000                                                                  9918.00                            9901.00
Dec. 2000                                                                 10715.00                           10658.00
Jan. 2001                                                                 10877.00                           10896.00
Feb. 2001                                                                 10248.00                           10274.00
Mar. 2001                                                                  9490.00                            9510.00
Apr. 2001                                                                 10527.00                           10559.00
May 2001                                                                  10764.00                           10805.00
Jun. 2001                                                                 10715.00                           10762.00
Jul. 2001                                                                 10552.00                           10602.00
Aug. 2001                                                                 10209.00                           10255.00
Sep. 2001                                                                  8944.00                            8979.00
Oct. 2001                                                                  9336.00                            9376.00
Nov. 2001                                                                 10021.00                           10074.00
Dec. 2001                                                                 10529.00                           10595.00
Jan. 2002                                                                 10470.60                           10540.00
Feb. 2002                                                                 10479.00                           10553.00
Mar. 2002                                                                 11217.80                           11307.00
Apr. 2002                                                                 11144.90                           11254.00
May. 2002                                                                 10956.50                           11064.00
Jun. 2002                                                                 10151.20                           10254.00
Jul. 2002                                                                  9157.42                            9261.00
Aug. 2002                                                                  9198.63                            9308.00
Sep. 2002                                                                  8450.78                            8558.00
Oct. 2002                                                                  8812.48                            8929.00
Nov. 2002                                                                  9321.84                            9445.00
Dec. 2002                                                                  8932.18                            9057.00

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return            Cumulative Total Return
                                                                                 Since                        Since
Periods Ending December 31, 2002                               1 Year          Inception                    Inception
S&P Mid Cap 400 Index                                         -14.51%            -3.64%                       -9.43%
Mid Cap Index Trust Series I                                  -15.16%            -4.14%                      -10.67%
Mid Cap Index Trust Series II+++                                                                             -15.07%

+++ Series II inception date: January 28, 2002
  ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2002, the Mid Cap Index Trust Series I returned -15.16%, underperforming the -14.51% return of the S&P 400 Index.

ENVIRONMENT: There were signs early in 2002 that the U.S. economy was turning around. However, despite modest growth and declining unemployment claims, concerns regarding improper accounting and corporate scandals continued to drag the markets lower, until they reached a bottom in late October. The Federal Reserve kept rates constant for most of 2002, but in November, with consumer confidence at a 10-month low and growing concern about war, it cut rates by one half percent. The Fed signaled that further cuts are unlikely soon and changed its bias to neutral. In 2002, the S&P 400 Index's best-performing sectors were Energy and Consumer Staples, which returned 7.5% and 3.4%, respectively. Telecommunication Services and Information Technology were the worst sectors, with returns lower than -40%. Scheduled quarterly rebalancings of the Index occurred in each quarter of 2002, with no major consequences. More significant were the individual index changes that took place throughout the year.

OUTLOOK: The prospect of a U.S.-led attack on Iraq and the persistent threat of terrorism are inhibiting spending by both consumers and businesses, and continue to be near-term risks. On the positive side, real disposable income was up at year end, confidence indicators appear to have bottomed, and payroll employment turned positive mid year. These should all help boost consumer spending once the war uncertainty has been settled. We expect earnings will improve in 2003 as profit margins improve, due in part to productivity enhancements. The federal stimulus plan that has been proposed includes eliminating the double taxation of dividends on stocks. In fact, this is the biggest part of the plan, accounting for more than half its estimated cost. It seems certain that a meaningful stimulus plan will be passed in time to stimulate growth this year, and stocks will benefit accordingly.
---------------

# "Standard & Poor's(R)," "Standard & Poor's 500(R)," and "S&P 500(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 1000(R)," "Russell 2000(R)," "Russell 3000(R)," and "Russell MidCap(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "Morgan Stanley European Australian Far East Free(R)," "EAFE(R)," and "MSCI(R)" are trademarks of Morgan Stanley & Co. Incorporated. "Lehman Brothers(R)" is a registered trademark of Lehman Brothers Inc. "Lipper(R)" is a registered trademark of Reuters S.A. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

                         TOTAL STOCK MARKET INDEX TRUST

INVESTMENT OBJECTIVE &   To achieve the approximate aggregate total return of a broad
  POLICIES:              U.S. domestic equity market index by attempting to track the performance of the Wilshire 5000 Index#. The portfolio
                         invests at least 80% of its net assets in (a) the common
                         stocks that are included in the Wilshire 5000 Index and (b)
                         securities (which may or may not be included in the Wilshire
                         5000 Index) that MFC believes as a group will behave in a
                         manner similar to the index.
SUBADVISER:              Manufacturers Adviser Corporation
PORTFOLIO MANAGERS:      Martin Ayow and Ram Brahmachari
INCEPTION DATE:          May 1, 2000

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES
                                  [LINE GRAPH]

                                                                                                  TOTAL STOCK MARKET INDEX TRUST
                                                                    WILSHIRE 5000 INDEX                      SERIES I
                                                                    -------------------           ------------------------------
Apr. 2000                                                                 10000.00                          10000.00
May 2000                                                                   9519.00                           9480.00
Jun. 2000                                                                  9939.00                           9960.00
Jul. 2000                                                                  9736.00                           9744.00
Aug. 2000                                                                 10443.00                          10431.00
Sep. 2000                                                                  9955.00                           9952.00
Oct. 2000                                                                  9744.00                           9768.00
Nov. 2000                                                                  8775.00                           8840.00
Dec. 2000                                                                  8931.00                           8996.00
Jan. 2001                                                                  9273.00                           9326.00
Feb. 2001                                                                  8394.00                           8438.00
Mar. 2001                                                                  7829.00                           7873.00
Apr. 2001                                                                  8473.00                           8519.00
May 2001                                                                   8557.00                           8600.00
Jun. 2001                                                                  8414.00                           8447.00
Jul. 2001                                                                  8275.00                           8310.00
Aug. 2001                                                                  7774.00                           7801.00
Sep. 2001                                                                  7076.00                           7107.00
Oct. 2001                                                                  7256.00                           7284.00
Nov. 2001                                                                  7811.00                           7834.00
Dec. 2001                                                                  7951.00                           7969.00
Jan. 2002                                                                  7852.00                           7855.91
Feb. 2002                                                                  7691.00                           7701.15
Mar. 2002                                                                  8027.00                           8026.91
Apr. 2002                                                                  7635.00                           7636.00
May. 2002                                                                  7546.00                           7538.26
Jun. 2002                                                                  7015.00                           7000.78
Jul. 2002                                                                  6449.00                           6439.32
Aug. 2002                                                                  6487.00                           6479.89
Sep. 2002                                                                  5836.00                           5828.66
Oct. 2002                                                                  6283.00                           6276.30
Nov. 2002                                                                  6661.00                           6651.00
Dec. 2002                                                                  6293.00                           6273.22

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return            Cumulative Total Return
                                                                                 Since                        Since
Periods Ending December 31, 2002                              1 Year           Inception                    Inception
Wilshire 5000 Index                                           -17.34%           -15.93%                      -37.07%
Total Stock Market Index Trust Series I                       -21.29%           -16.03%                      -37.27%
Total Stock Market Index Trust Series II+++                                                                  -20.36%

+++ Series II inception date: January 28, 2002
  ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2002, the Total Stock Market Index Trust Series I returned -21.29%, underperforming the -17.34% return of the Wilshire 5000 Index.

ENVIRONMENT: After a recession that started in March 2001, there were signs in 2002 that the U.S. economy was going to turn around. The year began with economic expansion fueled by soaring consumer confidence and subsequent spending. Despite modest growth and declining unemployment claims, however, concerns regarding improper accounting and corporate scandals continued to drag the markets lower, until they reached a bottom in late October. The Federal Reserve kept rates constant for most of 2002, but in November, with consumer confidence at a 10-month low and growing concern about war, it cut rates by a half percent. The Fed signaled that further cuts are unlikely soon and changed its bias to neutral. Technology and Utilities were the worst performing sectors, with losses of more than 30% in 2002. Capital Goods, Consumer Durables, Materials & Services and Consumer Non-Durables also had double-digit losses for the year.

OUTLOOK: The prospect of a U.S.-led attack on Iraq and the persistent threat of terrorism are inhibiting spending by both consumers and businesses, and continue to be near-term risks. On the positive side, real disposable income was up at year end, confidence indicators appear to have bottomed, and payroll employment turned positive mid year. These should all help boost consumer spending once the war uncertainty has been settled. We expect earnings will improve in 2003 as profit margins improve, due in part to productivity enhancements. The federal stimulus plan that has been proposed includes eliminating the double taxation of dividends on stocks. In fact, this is the biggest part of the plan, accounting for more than half its estimated cost. It seems certain that a meaningful stimulus plan will be passed in time to stimulate growth this year, and stocks will benefit accordingly.
---------------

# "Standard & Poor's(R)," "Standard & Poor's 500(R)," and "S&P 500(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 1000(R)," "Russell 2000(R)," "Russell 3000(R)," and "Russell Midcap(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "Morgan Stanley European Australian Far East Free(R)," "EAFE(R)," and "MSCI(R)" are trademarks of Morgan Stanley & Co. Incorporated. "Lehman Brothers(R)" is a registered trademark of Lehman Brothers Inc. "Lipper(R)" is a registered trademark of Reuters S. A. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

                                500 INDEX TRUST

INVESTMENT OBJECTIVE &   To achieve the approximate aggregate total return of a broad
  POLICIES:              U.S. domestic equity market index by attempting to track the performance of the S&P 500 Index#. The Trust invests, under normal market conditions, at least 80% of its net assets in
                         (a) the common stocks that are included in the S&P 500 Index and (b) securities (which may or may not be included in the
                         S&P 500 Index) that MFC believes as a group will behave in a manner similar to the index.
SUBADVISER:              MFC Global Investment Management (U.S.A.) Limited
PORTFOLIO MANAGERS:      Martin Ayow and Ram Brahmachari
INCEPTION DATE:          May 1, 2000

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES
                                  [LINEGRAPH]

                                                                  500 INDEX TRUST SERIES I                S&P 500 INDEX
                                                                  ------------------------                -------------
Apr. 2000                                                                 10000.00                           10000.00
May 2000                                                                   9680.00                            9689.00
Jun. 2000                                                                  9896.00                            9928.00
Jul. 2000                                                                  9743.00                            9773.00
Aug. 2000                                                                 10344.00                           10380.00
Sep. 2000                                                                  9800.00                            9832.00
Oct. 2000                                                                  9767.00                            9790.00
Nov. 2000                                                                  9000.00                            9019.00
Dec. 2000                                                                  9043.00                            9063.00
Jan. 2001                                                                  9356.00                            9385.00
Feb. 2001                                                                  8498.00                            8529.00
Mar. 2001                                                                  7961.00                            7989.00
Apr. 2001                                                                  8570.00                            8610.00
May. 2001                                                                  8626.00                            8667.00
Jun. 2001                                                                  8410.00                            8457.00
Jul. 2001                                                                  8321.00                            8374.00
Aug. 2001                                                                  7800.00                            7850.00
Sep. 2001                                                                  7167.00                            7215.00
Oct. 2001                                                                  7303.00                            7353.00
Nov. 2001                                                                  7856.00                            7917.00
Dec. 2001                                                                  7924.00                            7987.00
Jan. 2002                                                                  7802.00                            7870.00
Feb. 2002                                                                  7649.00                            7719.00
Mar. 2002                                                                  7932.00                            8009.00
Apr. 2002                                                                  7447.00                            7523.00
May. 2002                                                                  7390.00                            7468.00
Jun. 2002                                                                  6858.00                            6936.00
Jul. 2002                                                                  6317.00                            6395.00
Aug. 2002                                                                  6357.00                            6437.00
Sep. 2002                                                                  5662.00                            5738.00
Oct. 2002                                                                  6163.00                            6243.00
Nov. 2002                                                                  6526.00                            6610.00
Dec. 2002                                                                  6139.00                            6221.00

                              PERFORMANCE TABLE**

                                                             Average Annual Total Return            Cumulative Total Return
                                                                                 Since                       Since
Periods Ending December 31, 2002                             1 Year            Inception                   Inception
S&P 500 Index                                                -22.10%            -16.29%                     -37.79%
500 Index Trust Series I                                     -22.53%            -16.71%                     -38.61%
500 Index Trust Series II+++                                                                                -21.59%

  +++ Series II inception date: January 28, 2002
  ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY
PERFORMANCE: For the year 2002, the 500 Index Trust Series I returned -22.53%, compared to the -22.10% return of the S&P 500 Index.

ENVIRONMENT: There were signs early in 2002 that the U.S. economy was turning around. However, despite modest growth and declining unemployment claims, concerns about improper accounting and corporate scandals continued to drag the markets lower, until they reached a bottom in late October. The Federal Reserve kept rates constant for most of 2002, but in November, with consumer confidence at a 10-month low and growing concerns about war, it cut rates one-half percent. The Fed signaled that further cuts are unlikely soon and changed its bias to neutral. All the sectors in the S&P 500 Index were down in 2002. Information Technology and Telecommunication Services were the worst-performing sectors, with losses in excess of 35%. The best-performing sectors were Materials and Consumer Staples, at -7.71% and -6.31%, respectively. Scheduled quarterly rebalancings of the S&P 500 Index occurred in each quarter of 2002. There were no major consequences. More significant were the individual index changes that took place during the year, including the deletion of all non-U.S. stocks.

OUTLOOK: The prospect of a U.S.-led attack on Iraq and the persistent threat of terrorism are inhibiting spending by both consumers and businesses, and continue to be near-term risks. On the positive side, real disposable income was up at year end, confidence indicators appear to have bottomed, and payroll employment turned positive mid year. These should all help boost consumer spending once the war uncertainty has been settled. We expect earnings will improve in 2003 as profit margins improve, due in part to productivity enhancements. The federal stimulus plan that has been proposed includes eliminating the double taxation of dividends on stocks. In fact, this is the biggest part of the plan, accounting for more than half its estimated cost. It seems certain that a meaningful stimulus plan will be passed in time to stimulate growth this year, and stocks will benefit accordingly.
---------------

# "Standard & Poor's(R)," "Standard & Poor's 500(R)," and "S&P 500(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 1000(R)," "Russell 2000(R)," "Russell 3000(R)," and "Russell Midcap(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "Morgan Stanley European Australian Far East Free(R)," "EAFE(R)," and "MSCI(R)" are trademarks of Morgan Stanley & Co. Incorporated. "Lehman Brothers(R)" is a registered trademark of Lehman Brothers Inc. "Lipper(R)" is a registered trademark of Reuters S. A. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

REPORT OF INDEPENDENT ACCOUNTANTS



To the Board of Trustees and Shareholders of Manufacturers Investment Trust:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of 14 of the portfolios (identified in Note 1) comprising Manufacturers Investment Trust at December 31, 2002, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the fiscal periods presented in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Manufacturers Investment Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 21, 2003

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2002



                                                         SMALL-MID         SMALL-MID         INTERNATIONAL         SELECT
                                                        CAP GROWTH            CAP            EQUITY SELECT         GROWTH
                                                           TRUST             TRUST              TRUST               TRUST
                                                       ------------       ------------       -------------      ------------
ASSETS
Investments in securities, at value
      (See accompanying portfolio of investments)      $  2,165,901       $ 94,088,114       $ 62,074,692       $  2,477,657
Repurchase agreements, at value                             158,000            318,000          3,969,000            182,000
Cash                                                         11,224              6,676              4,737             11,057
Receivables:
      Investments sold                                       23,974                 --                 --                 --
      Dividends and interest                                    389             54,073              7,745              1,800
      Foreign tax withholding reclaims                           --                 --                980                 --
      Due from adviser                                          169                 --                 --                 --
Other assets                                                     19                 24                 25                 24
                                                       ------------       ------------       ------------       ------------
      TOTAL ASSETS                                        2,359,676         94,466,887         66,057,179          2,672,538
                                                       ------------       ------------       ------------       ------------
LIABILITIES
Payables:
      Investments purchased                                  46,561                 --            483,357                 --
      Fund shares redeemed                                       --            339,466            346,204                 --
      Dividend and interest withholding tax                      --                 --              1,116                 --
      Other payables and accrued expenses                    14,377             14,305             12,530             15,273
      Collateral for securities lending                     450,338         19,318,624          7,440,954            486,895
                                                       ------------       ------------       ------------       ------------
      TOTAL LIABILITIES                                     511,276         19,672,395          8,284,161            502,168
                                                       ------------       ------------       ------------       ------------
NET ASSETS                                             $  1,848,400       $ 74,794,492       $ 57,773,018       $  2,170,370
                                                       ============       ============       ============       ============
NET ASSETS CONSIST OF:
Undistributed net investment loss                                --                 --       ($   238,490)                --
Accumulated undistributed net realized loss on
      investments, foreign currency
      and forward foreign currency contracts           ($ 1,294,080)      ($   156,986)          (200,609)      ($   671,143)
Unrealized appreciation (depreciation) on:
      Investments                                            45,197         (3,484,277)          (792,975)          (364,044)
      Foreign currency and forward foreign
          currency contracts                                     --                 --                227                 --
Capital shares at par value of $.01                           2,527             75,932             54,418              2,635
Additional paid-in capital                                3,094,756         78,359,823         58,950,447          3,202,922
                                                       ------------       ------------       ------------       ------------
NET ASSETS                                             $  1,848,400       $ 74,794,492       $ 57,773,018       $  2,170,370
                                                       ============       ============       ============       ============
Investments in securities, including repurchase
      agreements, at identified cost                   $  2,278,704       $ 97,890,391       $ 66,836,667       $  3,023,701
                                                       ------------       ------------       ------------       ------------
NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                    $  1,848,400       $ 63,945,161       $ 49,506,589       $  2,170,370
                                                       ============       ============       ============       ============
Shares Outstanding                                          252,700          6,491,597          4,663,133            263,453
                                                       ------------       ------------       ------------       ------------
Net asset value, offering and redemption
       price per share                                 $       7.31       $       9.85       $      10.62       $       8.24
                                                       ============       ============       ============       ============
SERIES II SHARES:
Net Assets at value                                              --       $ 10,849,331       $  8,266,429                 --
                                                       ============       ============       ============       ============
Shares Outstanding                                               --          1,101,629            778,696                 --
                                                       ------------       ------------       ------------       ------------
Net asset value, offering and redemption
        price per share                                          --       $       9.85       $      10.62                 --
                                                       ============       ============       ============       ============


     The accompany notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2002



                                                          GLOBAL            REAL ESTATE            CORE              HIGH GRADE
                                                       EQUITY SELECT         SECURITIES            VALUE               BOND
                                                           TRUST               TRUST               TRUST               TRUST
                                                       -------------       -------------       -------------       -------------
ASSETS
Investments in securities, at value
      (See accompanying portfolio of investments)      $   2,703,014       $ 339,009,999       $   2,821,575       $ 114,023,468
Repurchase agreements, at value                              104,000          20,081,000             246,000           1,206,000
Cash                                                          12,510                 764              12,473               8,347
Receivables:
      Investments sold                                            --           2,197,337                  --                  --
      Fund shares sold                                            --             270,955                  --             208,131
      Dividends and interest                                   1,676           2,016,511               2,545             770,487
      Foreign tax withholding reclaims                           471                  --                  --                  --
Other assets                                                      23               2,008                  23                  26
                                                       -------------       -------------       -------------       -------------
      TOTAL ASSETS                                         2,821,694         363,578,574           3,082,616         116,216,459
                                                       -------------       -------------       -------------       -------------
LIABILITIES
Payables:
      Investments purchased                                       --           4,381,611                  --                  --
      Fund shares redeemed                                        --                  --                   1                  --
      Dividend and interest withholding tax                       33                  --                  --                  --
      Other payables and accrued expenses                     17,059              35,854              16,778              18,825
      Collateral for securities lending                      246,482           7,342,500             574,674          23,591,444
                                                       -------------       -------------       -------------       -------------
      TOTAL LIABILITIES                                      263,574          11,759,965             591,453          23,610,269
                                                       -------------       -------------       -------------       -------------
NET ASSETS                                             $   2,558,120       $ 351,818,609       $   2,491,163       $  92,606,190
                                                       =============       =============       =============       =============
NET ASSETS CONSIST OF:
Undistributed net investment income (loss)             $          83       $  12,116,374       $           1       $       1,065
Accumulated undistributed net realized gain
      (loss) on investments, foreign currency
      and forward foreign currency contracts                (173,474)        (18,103,361)           (492,541)             36,890
Unrealized appreciation (depreciation) on:
      Investments                                           (317,375)          2,351,597            (286,709)          1,351,806
      Foreign currency and forward foreign
          currency contracts                                      76                  --                  --                  --
Capital shares at par value of $.01                            2,455             227,873               2,664              67,250
Additional paid-in capital                                 3,046,355         355,226,126           3,267,748          91,149,179
                                                       -------------       -------------       -------------       -------------
NET ASSETS                                             $   2,558,120       $ 351,818,609       $   2,491,163       $  92,606,190
                                                       =============       =============       =============       =============
Investments in securities, including repurchase
      agreements, at identified cost                   $   3,124,389       $ 356,739,402       $   3,354,284       $ 113,877,662
                                                       -------------       -------------       -------------       -------------
NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                    $   2,558,120       $ 303,069,717       $   2,491,163       $  77,952,978
                                                       =============       =============       =============       =============
Shares Outstanding                                           245,484          19,627,880             266,439           5,660,824
                                                       -------------       -------------       -------------       -------------
Net asset value, offering and redemption
      price per share                                  $       10.42       $       15.44       $        9.35       $       13.77
                                                       =============       =============       =============       =============
SERIES II SHARES:
Net Assets at value                                               --       $  48,748,892                  --       $  14,653,212
                                                       =============       =============       =============       =============
Shares Outstanding                                                --           3,159,446                  --           1,064,186
                                                       -------------       -------------       -------------       -------------
Net asset value, offering and redemption
      price per share                                             --       $       15.43                  --       $       13.77
                                                       =============       =============       =============       =============


     The accompany notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2002



                                                           MONEY            SMALL CAP        INTERNATIONAL         MID CAP
                                                           MARKET             INDEX              INDEX              INDEX
                                                           TRUST              TRUST              TRUST              TRUST
                                                       --------------    --------------     --------------     --------------
ASSETS
Investments in securities, at value
      (See accompanying portfolio of investments)      $1,615,794,268    $   77,070,054     $   60,445,056     $  109,660,603
Repurchase agreements, at value                             7,690,000            42,000             25,000             63,000
Cash                                                              442               444             11,467              2,786
Foreign currency                                                   --                --            333,904                 --
Receivables:
      Investments sold                                             --                --              1,540                 --
      Fund shares sold                                             --           300,780                 --                 --
      Variation margin for open futures contracts                  --             3,193             42,539             24,388
      Dividends and interest                                      214            87,543             53,749             66,954
      Foreign tax withholding reclaims                             --                --             20,712                 --
Other assets                                                   10,598               460                420                653
                                                       --------------    --------------     --------------     --------------
      TOTAL ASSETS                                      1,623,495,522        77,504,474         60,934,387        109,818,384
                                                       --------------    --------------     --------------     --------------
LIABILITIES
Payables:
      Fund shares redeemed                                  5,820,834                --            227,739             20,084
      Dividend and interest withholding tax                        --                33              5,420                 --
      Other payables and accrued expenses                     187,387             7,707              7,129             10,595
      Collateral for securities lending                            --         8,621,958          4,680,864          9,695,538
                                                       --------------    --------------     --------------     --------------
      TOTAL LIABILITIES                                     6,008,221         8,629,698          4,921,152          9,726,217
                                                       --------------    --------------     --------------     --------------
NET ASSETS                                             $1,617,487,301    $   68,874,776     $   56,013,235     $  100,092,167
                                                       ==============    ==============     ==============     ==============
NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                         --    $       66,653     ($     113,818)    $       10,612
Accumulated undistributed net realized loss on
      investments, futures, foreign currency
      and forward foreign currency contracts                       --       (11,715,768)        (5,857,736)        (1,372,441)
Unrealized appreciation (depreciation) on:
      Investments                                                  --        (8,983,013)       (22,434,697)       (18,398,050)
      Futures contracts                                            --          (189,914)             1,436            (31,532)
      Foreign currency and forward foreign
           currency contracts                                      --                --             14,837                 --
Capital shares at par value of $.01                    $    1,617,487            78,429             80,431             92,536
Additional paid-in capital                              1,615,869,814        89,618,389         84,322,782        119,791,042
                                                       --------------    --------------     --------------     --------------
NET ASSETS                                             $1,617,487,301    $   68,874,776     $   56,013,235     $  100,092,167
                                                       ==============    ==============     ==============     ==============
Investments in securities, including repurchase
      agreements, at identified cost                   $1,623,484,268    $   86,095,067     $   82,904,753     $  128,121,954
                                                       --------------    --------------     --------------     --------------
Investments in foreign currency, at identified cost                --                --     $      323,261                 --
                                                       ==============    ==============     ==============     ==============
NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                    $1,415,873,967    $   59,161,170     $   50,675,302     $   87,282,449
                                                       ==============    ==============     ==============     ==============
Shares Outstanding                                        141,587,388         6,736,141          7,276,144          8,068,060
                                                       --------------    --------------     --------------     --------------
Net asset value, offering and redemption
      price per share                                  $        10.00    $         8.78     $         6.96     $        10.82
                                                       ==============    ==============     ==============     ==============
SERIES II SHARES:
Net Assets at value                                    $  201,613,334    $    9,713,606     $    5,337,933     $   12,809,718
                                                       ==============    ==============     ==============     ==============
Shares Outstanding                                         20,161,333         1,106,756            766,938          1,185,500
                                                       --------------    --------------     --------------     --------------
Net asset value, offering and redemption
      price per share                                  $        10.00    $         8.78     $         6.96     $        10.81
                                                       ==============    ==============     ==============     ==============


     The accompany notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2002



                                                         TOTAL STOCK               500
                                                         MARKET INDEX             INDEX
                                                            TRUST                 TRUST
                                                       ---------------       ---------------
ASSETS
Investments in securities, at value
      (See accompanying portfolio of investments)      $    67,732,208       $   747,699,588
Repurchase agreements, at value                                  9,000                55,000
Cash                                                               711                   408
Receivables:
      Investments sold                                           1,250                    --
      Variation margin for open futures contracts                9,286                35,526
      Dividends and interest                                    90,645             1,100,400
Other assets                                                       601                 6,192
                                                       ---------------       ---------------
      TOTAL ASSETS                                          67,843,701           748,897,114
                                                       ---------------       ---------------
LIABILITIES
Payables:
      Fund shares redeemed                                      67,733             7,694,942
      Other payables and accrued expenses                        8,955                86,182
      Collateral for securities lending                      1,634,645            24,435,693
                                                       ---------------       ---------------
      TOTAL LIABILITIES                                      1,711,333            32,216,817
                                                       ---------------       ---------------
NET ASSETS                                             $    66,132,368       $   716,680,297
                                                       ===============       ===============
Net assets consist of:
Undistributed net investment income                    $        19,763       $     7,736,698
Accumulated undistributed net realized loss on
      investments and futures contracts                     (3,218,592)          (38,683,095)
Unrealized depreciation on:
      Investments                                          (28,366,803)         (290,275,456)
      Futures contracts                                        (73,579)             (338,106)
Capital shares at par value of $.01                             86,658               943,105
Additional paid-in capital                                  97,684,921         1,037,297,151
                                                       ---------------       ---------------
NET ASSETS                                             $    66,132,368       $   716,680,297
                                                       ===============       ===============
Investments in securities, including
      repurchase agreements, at identified cost        $    96,108,011       $ 1,038,030,044
                                                       ===============       ===============
NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                    $    59,969,816       $   678,413,666
                                                       ===============       ===============
Shares Outstanding                                           7,856,802            89,269,464
                                                       ---------------       ---------------
Net asset value, offering and redemption
      price per share                                  $          7.63       $          7.60
                                                       ===============       ===============
SERIES II SHARES:
Net Assets at value                                    $     6,162,552       $    38,266,631
                                                       ===============       ===============
Shares Outstanding                                             808,986             5,041,054
                                                       ---------------       ---------------
Net asset value, offering and redemption
      price per share                                  $          7.62       $          7.59
                                                       ===============       ===============


     The accompany notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2002



                                                             SMALL-MID         SMALL-MID       INTERNATIONAL        SELECT
                                                             CAP GROWTH           CAP          EQUITY SELECT        GROWTH
                                                               TRUST             TRUST             TRUST            TRUST
                                                            -----------       -----------      -------------      -----------
Investment Income:
      Interest                                              $     1,344       $    26,736       $    11,413       $     1,231
      Dividends                                                  12,571            80,982            75,150            18,311
      Securities lending                                          1,109               839             2,557             1,061
      Less: Foreign taxes withheld                                   --                --            (8,806)               --
                                                            -----------       -----------       -----------       -----------
      Total income                                               15,024           108,557            80,314            20,603
                                                            -----------       -----------       -----------       -----------
Expenses:
      Investment adviser fee (Note 4)                            17,743            92,013            73,387            19,368
      Distribution fee for Series I (Note 5)                      3,327            13,163            11,192             3,632
      Distribution fee for Series II (Note 5)                        --             3,185             2,426                --
      Custodian fee                                              53,020            53,850            57,004            52,367
      Fund administration fees (Note 4)                             344               411               404               377
      Printing and postage fees                                   2,204             2,551             2,557             2,384
      Audit and legal fees                                       10,492            13,612            13,324            11,830
      Registration and filing fees                                   38                47                46                41
      Trustees fees and expenses (Note 6)                            38                47                46                41
      Miscellaneous                                                  58                65                60                55
                                                            -----------       -----------       -----------       -----------
      Expenses before reimbursement by investment
         adviser                                                 87,264           178,944           160,446            90,095
      Less reimbursement of expenses by investment
         adviser (Note 4)                                       (63,976)          (60,898)          (61,313)          (64,674)
                                                            -----------       -----------       -----------       -----------
      Total expenses                                             23,288           118,046            99,133            25,421
                                                            -----------       -----------       -----------       -----------
Net investment loss                                              (8,264)           (9,489)          (18,819)           (4,818)
                                                            -----------       -----------       -----------       -----------
Realized and unrealized loss on investments, foreign
      currency and forward foreign currency contracts:
Net realized loss on:
      Investment transactions                                  (706,786)          (86,830)         (185,009)         (511,522)
      Foreign currency and forward foreign currency
         contracts                                                   --                --          (240,210)               --
Change in unrealized appreciation (depreciation) on:
      Investments                                              (217,958)       (3,423,192)         (717,522)         (378,040)
      Translation of foreign currency and forward
         foreign currency contracts                                  --                --               219                --
                                                            -----------       -----------       -----------       -----------
      Net loss on investments, futures contracts,
        foreign currency and forward foreign
        currency contracts                                     (924,744)       (3,510,022)       (1,142,522)         (889,562)
                                                            -----------       -----------       -----------       -----------
Net decrease in net assets resulting from operations        ($  933,008)      ($3,519,511)      ($1,161,341)      ($  894,380)
                                                            ===========       ===========       ===========       ===========


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2002



                                                             GLOBAL          REAL ESTATE            CORE            HIGH GRADE
                                                          EQUITY SELECT       SECURITIES            VALUE              BOND
                                                              TRUST             TRUST               TRUST             TRUST
                                                          ------------       ------------       ------------       ------------
Investment Income:
      Interest                                            $      1,293       $    120,209       $      3,777       $    515,192
      Dividends                                                 64,430         17,972,329             35,676                 --
      Securities lending                                         1,364             25,187              1,118              1,577
      Less: Foreign taxes withheld                              (4,858)           (17,949)                --                 --
                                                          ------------       ------------       ------------       ------------
      Total income                                              62,229         18,099,776             40,571            516,769
                                                          ------------       ------------       ------------       ------------
Expenses:
      Investment adviser fee (Note 4)                           24,651          1,851,450             21,594             69,790
      Distribution fee for Series I (Note 5)                     4,108            419,911              4,049             16,105
      Distribution fee for Series II (Note 5)                       --             47,801                 --              4,315
      Custodian fee                                             56,406             83,287             53,433             64,435
      Fund administration fees (Note 4)                            406             29,833                403                474
      Printing and postage fees                                  2,575             20,021              2,548              3,017
      Audit and legal fees                                      13,219             16,202             13,103             16,622
      Registration and filing fees                                  46              4,502                 46                 57
      Trustees fees and expenses (Note 6)                           48              4,131                 47                 56
      Miscellaneous                                                 60              5,426                 62                285
                                                          ------------       ------------       ------------       ------------
      Expenses before reimbursement by investment
         adviser                                               101,519          2,482,564             95,285            175,156
      Less reimbursement of expenses by investment
         adviser (Note 4)                                      (68,651)                --            (66,942)           (72,976)
                                                          ------------       ------------       ------------       ------------
      Total expenses                                            32,868          2,482,564             28,343            102,180
                                                          ------------       ------------       ------------       ------------
Net investment income                                           29,361         15,617,212             12,228            414,589
                                                          ------------       ------------       ------------       ------------
Realized and unrealized gain (loss) on investments,
      foreign currency and forward foreign
      currency contracts:
Net realized gain (loss) on:
      Investment transactions                                 (173,474)        (5,249,849)          (365,793)           185,172
      Foreign currency and forward foreign
          currency contracts                                      (253)                --                 --                 --
Change in unrealized appreciation (depreciation) on:
      Investments                                             (257,540)        (9,128,919)          (265,154)         1,349,499
      Translation of foreign currency and forward
          foreign currency contracts                                70                 --                 --                 --
                                                          ------------       ------------       ------------       ------------
      Net gain (loss) on investments, foreign
          currency and forward foreign
          currency contracts                                  (431,197)       (14,378,768)          (630,947)         1,534,671
                                                          ------------       ------------       ------------       ------------
Net increase (decrease) in net assets resulting
      from operations                                     ($   401,836)      $  1,238,444       ($   618,719)      $  1,949,260
                                                          ============       ============       ============       ============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2002



                                                              MONEY            SMALL CAP        INTERNATIONAL        MID CAP
                                                              MARKET            INDEX              INDEX              INDEX
                                                              TRUST             TRUST              TRUST              TRUST
                                                           ------------      ------------       ------------       ------------
Investment Income:
      Interest                                             $ 27,352,847      $    176,604       $     55,624       $     90,195
      Dividends                                                      --           783,378          1,181,873            926,747
      Securities lending                                             --            33,836             37,479             19,761
      Less: Foreign taxes withheld                                   --              (380)          (125,138)                --
                                                           ------------      ------------       ------------       ------------
      Total income                                           27,352,847           993,438          1,149,838          1,036,703
                                                           ------------      ------------       ------------       ------------
Expenses:
      Investment adviser fee (Note 4)                         5,570,401           226,496            213,457            333,250
      Distribution fee for Series I (Note 5)                  2,278,013            86,458             77,429            127,613
      Distribution fee for Series II (Note 5)                   255,038             9,662              6,106             13,269
      Custodian fee                                             267,329            18,000             18,000             18,000
      Fund administration fees (Note 4)                         208,989             7,844              7,334             10,903
      Printing and postage fees                                 157,708             6,136              5,760              8,554
      Audit and legal fees                                      106,865             3,993              3,683              5,695
      Registration and filing fees                               25,886               967                874              1,411
      Trustees fees and expenses (Note 6)                        25,663               979                896              1,402
      Miscellaneous                                              25,189             1,521              1,142              1,912
                                                           ------------      ------------       ------------       ------------
      Expenses before reimbursement by investment
         adviser                                              8,921,081           362,056            334,681            522,009
      Less reimbursement of expenses by investment
         adviser (Note 4)                                            --                --            (11,006)                --
                                                           ------------      ------------       ------------       ------------
      Total expenses                                          8,921,081           362,056            323,675            522,009
                                                           ------------      ------------       ------------       ------------
Net investment income                                        18,431,766           631,382            826,163            514,694
                                                           ------------      ------------       ------------       ------------
Realized and unrealized loss on investments, futures,
      foreign currency and forward foreign
      currency contracts:
Net realized gain (loss) on:
      Investment transactions                                        --        (2,746,240)        (1,983,107)           124,569
      Futures contracts                                              --        (3,429,672)          (239,982)        (1,124,813)
      Foreign currency and forward foreign currency
          contracts                                                  --                --           (113,669)                --
Change in unrealized appreciation (depreciation) on:
      Investments                                                    --       (10,382,393)        (8,120,544)       (18,180,112)
      Futures contracts                                              --          (289,510)           (16,157)           (73,042)
      Translation of foreign currency and forward
         foreign currency contracts                                  --                --             14,426                 --
                                                           ------------      ------------       ------------       ------------
      Net loss on investments, futures contracts,
       foreign currency and forward foreign
       currency contracts                                            --       (16,847,815)       (10,459,033)       (19,253,398)
                                                           ------------      ------------       ------------       ------------
Net increase (decrease) in net assets resulting
      from operations                                      $ 18,431,766      ($16,216,433)      ($ 9,632,870)      ($18,738,704)
                                                           ============      ============       ============       ============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2002



                                                           TOTAL STOCK             500
                                                           MARKET INDEX           INDEX
                                                              TRUST               TRUST
                                                          -------------       -------------
Investment Income:
      Interest                                            $      83,329       $     254,674
      Dividends                                                 979,448          11,774,741
      Securities lending                                          7,478              40,645
      Less: Foreign taxes withheld                                 (151)            (31,299)
                                                          -------------       -------------
      Total income                                            1,070,104          12,038,761
                                                          -------------       -------------
Expenses:
      Investment adviser fee (Note 4)                           257,467           2,771,998
      Distribution fee for Series I (Note 5)                    100,509           1,093,432
      Distribution fee for Series II (Note 5)                     5,782              35,856
      Custodian fee                                              18,000              74,445
      Fund administration fees (Note 4)                          10,108             108,726
      Printing and postage fees                                   7,747              83,827
      Audit and legal fees                                        4,948              53,143
      Registration and filing fees                                1,150              12,343
      Trustees fees and expenses (Note 6)                         1,210              13,040
      Miscellaneous                                               1,557              17,649
                                                          -------------       -------------
      Total expenses                                            408,478           4,264,459
                                                          -------------       -------------
Net investment income                                           661,626           7,774,302
                                                          -------------       -------------
Realized and unrealized loss on investments,
      futures, foreign currency and
      forward foreign currency contracts:
Net realized loss on:
      Investment transactions                                (1,567,504)        (21,614,857)
      Futures contracts                                      (1,083,922)         (5,959,220)
Change in unrealized depreciation on:
      Investments                                           (14,544,211)       (170,991,162)
      Futures contracts                                         (99,885)           (382,534)
                                                          -------------       -------------
      Net loss on investments, futures contracts,
       foreign currency and forward foreign
       currency contracts                                   (17,295,522)       (198,947,773)
                                                          -------------       -------------
Net decrease in net assets resulting from operations      ($ 16,633,896)      ($191,173,471)
                                                          =============       =============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS


                                                        SMALL-MID                    SMALL-MID                 INTERNATIONAL
                                                       CAP GROWTH                       CAP                    EQUITY SELECT
                                                          TRUST                        TRUST                       TRUST
                                               --------------------------   --------------------------   --------------------------
                                                  YEAR        7/16/2001*        YEAR       7/16/2001*        YEAR       7/16/2001*
                                                  ENDED           TO            ENDED           TO           ENDED          TO
                                               12/31/2002     12/31/2001     12/31/2002    12/31/2001     12/31/2002    12/31/2001
                                               -----------   ------------   ------------   -----------   ------------   -----------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                   ($    8,264)  ($     3,480)  ($     9,489)  $       144   ($    18,819)  $       833
Net realized loss on:
      Investment transactions                     (706,786)      (588,201)       (86,830)      (70,156)      (185,009)      (15,600)
      Futures contracts                                 --             --             --            --             --       (24,217)
      Foreign currency and forward foreign
        currency contracts                              --             --             --            --       (240,210)           --
Change in unrealized appreciation
  (depreciation) on:
      Investments                                 (217,958)       263,155     (3,423,192)      (61,085)      (717,522)      (75,453)
      Foreign currency and forward foreign
        currency contracts                              --             --             --            --            219             8
                                               -----------   ------------   ------------   -----------   ------------   -----------
Net (decrease) in net assets resulting from
  operations                                      (933,008)      (328,526)    (3,519,511)     (131,097)    (1,161,341)     (114,429)
Distribution to shareholders from:
      Net investment income
            Series I                                    --             --             (4)         (140)            --            --
                                               -----------   ------------   ------------   -----------   ------------   -----------
      Total distributions                               --             --             (4)         (140)            --            --
Capital Shares Transactions@:
      Series I
            Net proceeds from sales of shares      109,392      3,006,754     69,191,701     3,021,226     52,830,578     3,011,499
            Reinvestment of distributions               --             --              4           140             --            --
            Cost of shares redeemed                 (6,212)            --     (5,006,913)         (267)    (5,138,829)          (70)
                                               -----------   ------------   ------------   -----------   ------------   -----------
      Total Series I transactions                  103,180      3,006,754     64,184,792     3,021,099     47,691,749     3,011,429
      Series II
            Net proceeds from sales of shares           --             --     11,268,974            --      8,379,920            --
            Cost of shares redeemed                     --             --        (29,621)           --        (34,310)           --
                                               -----------   ------------   ------------   -----------   ------------   -----------
      Total Series II transactions                      --             --     11,239,353            --      8,345,610            --
Net increase in net assets from capital
      share transactions                           103,180      3,006,754     75,424,145     3,021,099     56,037,359     3,011,429
                                               -----------   ------------   ------------   -----------   ------------   -----------
Increase (decrease) in net assets                 (829,828)     2,678,228     71,904,630     2,889,862     54,876,018     2,897,000
Net assets at beginning of period                2,678,228             --      2,889,862            --      2,897,000            --
                                               -----------   ------------   ------------   -----------   ------------   -----------
Net assets at end of period                    $ 1,848,400   $  2,678,228   $ 74,794,492   $ 2,889,862   $ 57,773,018   $ 2,897,000
                                               ===========   ============   ============   ===========   ============   ===========

@  Capital Shares Issued and Redeemed:
      Series I
           Shares sold                              12,845        240,612      6,745,951       241,929      4,907,682       240,975
           Reinvestment of distributions                --             --             --            12             --            --
           Shares redeemed                            (757)            --       (496,271)          (24)      (485,519)           (6)
                                               -----------   ------------   ------------   -----------   ------------   -----------
      Net increase                                  12,088        240,612      6,249,680       241,917      4,422,163       240,969
                                               ===========   ============   ============   ===========   ============   ===========
      Series II
           Shares sold                                  --             --      1,104,516            --        781,906            --
           Shares redeemed                              --             --         (2,887)           --         (3,210)           --
                                               -----------   ------------   ------------   -----------   ------------   -----------
      Net increase                                      --             --      1,101,629            --        778,696            --
                                               ===========   ============   ============   ===========   ============   ===========

* Commencement of operations


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS


                                                         SELECT                       GLOBAL                   REAL ESTATE
                                                         GROWTH                   EQUITY SELECT                 SECURITIES
                                                          TRUST                       TRUST                        TRUST
                                               -------------------------   --------------------------   ---------------------------
                                                  YEAR       7/16/2001*       YEAR        7/16/2001*        YEAR           YEAR
                                                  ENDED          TO           ENDED           TO            ENDED          ENDED
                                               12/31/2002    12/31/2001     12/31/2002    12/31/2001     12/31/2002     12/31/2001
                                               -----------   -----------   ------------   -----------   ------------   ------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                    $    4,818)  $        89   $     29,361   $     5,215   $ 15,617,212   $ 10,979,206
Net realized gain (loss) on:
      Investment transactions                     (511,522)     (159,621)      (173,474)           --     (5,249,849)    18,144,221
      Foreign currency and forward foreign
        currency contracts                              --            --           (253)      (16,537)            --             --
Change in unrealized appreciation
  (depreciation) on:
      Investments                                 (378,040)       13,996       (257,540)      (59,835)    (9,128,919)   (22,629,568)
      Foreign currency and forward foreign
        currency contracts                              --            --             70             6             --             --
                                               -----------   -----------   ------------   -----------   ------------   ------------
Net increase (decrease) in net assets
  resulting from operations                       (894,380)     (145,536)      (401,836)      (71,151)     1,238,444      6,493,859
Distribution to shareholders from:
      Net investment income
            Series I                                   (89)           --        (28,944)           --     (8,221,598)    (8,304,834)
            Series II                                   --            --             --            --        (16,358)            --
                                               -----------   -----------   ------------   -----------   ------------   ------------
            Total distributions                        (89)           --        (28,944)           --     (8,237,956)    (8,304,834)
Capital Shares Transactions @ :
      Series I
            Net proceeds from sales of shares      194,505     3,028,752         22,152     3,011,989    132,094,233    118,301,794
            Reinvestment of distributions               89            --         28,944            --      8,221,598      8,304,834
            Cost of shares redeemed                (12,729)         (242)        (2,692)         (342)   (51,566,669)  (161,517,778)
                                               -----------   -----------   ------------   -----------   ------------   ------------
      Total Series I transactions                  181,865     3,028,510         48,404     3,011,647     88,749,162    (34,911,150)
      Series II
            Net proceeds from sales of shares           --            --             --            --     52,666,454             --
            Reinvestment of distributions               --            --             --            --         16,358             --
            Cost of shares redeemed                     --            --             --            --     (3,533,107)            --
                                               -----------   -----------   ------------   -----------   ------------   ------------
      Total Series II transactions                      --            --             --            --     49,149,705             --
Net increase (decrease) in net assets from
      capital share transactions                   181,865     3,028,510         48,404     3,011,647    137,898,867    (34,911,150)
                                               -----------   -----------   ------------   -----------   ------------   ------------
Increase (decrease) in net assets                 (712,604)    2,882,974       (382,376)    2,940,496    130,899,355    (36,722,125)
Net assets at beginning of period                2,882,974            --      2,940,496            --    220,919,254    257,641,379
                                               -----------   -----------   ------------   -----------   ------------   ------------
Net assets at end of period                    $ 2,170,370   $ 2,882,974   $  2,558,120   $ 2,940,496   $351,818,609   $220,919,254
                                               ===========   ===========   ============   ===========   ============   ============
@  Capital Shares Issued and Redeemed:
      Series I
           Shares sold                              22,266       242,620          1,863       241,102      8,231,649      7,745,194
           Reinvestment of distributions                 8            --          2,791            --        487,639        577,125
           Shares redeemed                          (1,420)          (21)          (243)          (29)    (3,329,430)   (10,633,885)
                                               -----------   -----------   ------------   -----------   ------------   ------------
      Net increase (decrease)                       20,854       242,599          4,411       241,073      5,389,858     (2,311,566)
                                               ===========   ===========   ============   ===========   ============   ============
      Series II
           Shares sold                                  --            --             --            --      3,373,332             --
           Reinvestment of distributions                --            --             --            --            971             --
           Shares redeemed                              --            --             --            --       (214,857)            --
                                               -----------   -----------   ------------   -----------   ------------   ------------
      Net increase                                      --            --             --            --      3,159,446             --
                                               ===========   ===========   ============   ===========   ============   ============

* Commencement of operations


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS


                                                      CORE                     HIGH                           MONEY
                                                      VALUE                  GRADE BOND                       MARKET
                                                      TRUST                    TRUST                          TRUST
                                            -----------------------   ------------------------   ----------------------------------
                                               YEAR      7/16/2001*       YEAR      7/16/2001*        YEAR               YEAR
                                               ENDED         TO           ENDED         TO            ENDED              ENDED
                                            12/31/2002   12/31/2001   12/31/2002    12/31/2001     12/31/2002          12/31/2001
                                            ----------   ----------   -----------   ----------   ---------------    ---------------
Increase in net assets:
Operations:
Net investment income                       $   12,228   $    7,612   $   414,589   $   64,298   $    18,431,766    $    41,278,170
Net realized gain (loss) on:
      Investment transactions                 (365,793)    (126,748)      185,172       27,025                --                 --
Change in unrealized appreciation
  (depreciation) on:
      Investments                             (265,154)     (21,555)    1,349,499        3,479                --                 --
                                            ----------   ----------   -----------   ----------   ---------------    ---------------
Net increase (decrease) in net assets
  resulting from operations                   (618,719)    (140,691)    1,949,260       94,802        18,431,766         41,278,170
Distribution to shareholders from:
      Net investment income
            Series I                           (12,665)      (7,185)     (372,010)     (65,358)      (17,770,003)       (41,278,170)
            Series II                               --           --       (67,179)          --          (661,763)                --
      Net realized short term gains on
        investments
            Series I                                --           --       (83,763)     (40,211)               --                 --
            Series II                               --           --       (15,439)          --                --                 --
      Net realized long term gains on
        investments
            Series I                                --           --        (9,753)          --                --                 --
            Series II                               --           --        (1,798)          --                --                 --
                                            ----------   ----------   -----------   ----------   ---------------    ---------------
      Total distributions                      (12,665)      (7,185)     (549,942)    (105,569)      (18,431,766)       (41,278,170)
Capital Shares Transactions @ :
      Series I
            Net proceeds from sales of
              shares                           220,570    3,047,135    82,486,925    3,162,162     2,430,559,232      3,125,325,639
            Reinvestment of distributions       12,665        7,185       465,526      105,569        17,770,003         41,278,170
            Cost of shares redeemed            (16,567)        (565)   (9,491,065)      (3,150)   (2,517,148,825)    (2,632,065,627)
                                            ----------   ----------   -----------   ----------   ---------------    ---------------
      Total Series I transactions              216,668    3,053,755    73,461,386    3,264,581       (68,819,590)       534,538,182
      Series II
            Net proceeds from sales of
              shares                                --           --    14,473,900           --       540,453,529                 --
            Reinvestment of distributions           --           --        84,416           --           661,763                 --
            Cost of shares redeemed                 --           --       (66,644)          --      (339,501,956)                --
                                            ----------   ----------   -----------   ----------   ---------------    ---------------
      Total Series II transactions                  --           --    14,491,672           --       201,613,336                 --
Net increase in net assets from capital
      share transactions                       216,668    3,053,755    87,953,058    3,264,581       132,793,746        534,538,182
                                            ----------   ----------   -----------   ----------   ---------------    ---------------
Increase (decrease) in net assets             (414,716)   2,905,879    89,352,376    3,253,814       132,793,746        534,538,182
Net assets at beginning of period            2,905,879           --     3,253,814           --     1,484,693,555        950,155,373
                                            ----------   ----------   -----------   ----------   ---------------    ---------------
Net assets at end of period                 $2,491,163   $2,905,879   $92,606,190   $3,253,814   $ 1,617,487,301    $ 1,484,693,555
                                            ==========   ==========   ===========   ==========   ===============    ===============
@  Capital Shares Issued and Redeemed:
      Series I
           Shares sold                          21,954      244,212     6,061,733      252,537       243,055,924        312,532,569
           Reinvestment of distributions         1,346          602        33,760        8,507         1,777,000          4,127,817
           Shares redeemed                      (1,626)         (49)     (695,472)        (241)     (251,714,882)      (263,206,563)
                                            ----------   ----------   -----------   ----------   ---------------    ---------------
      Net increase (decrease)                   21,674      244,765     5,400,021      260,803        (6,881,958)        53,453,823
                                            ==========   ==========   ===========   ==========   ===============    ===============
      Series II
           Shares sold                              --           --     1,062,895           --        54,045,353                 --
           Reinvestment of distributions            --           --         6,122           --            66,176                 --
           Shares redeemed                          --           --        (4,831)          --       (33,950,196)                --
                                            ----------   ----------   -----------   ----------   ---------------    ---------------
      Net increase                                  --           --     1,064,186           --        20,161,333                 --
                                            ==========   ==========   ===========   ==========   ===============    ===============


* Commencement of operations


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS


                                                    SMALL CAP                   INTERNATIONAL                    MID CAP
                                                      INDEX                         INDEX                         INDEX
                                                      TRUST                         TRUST                         TRUST
                                           ---------------------------   ---------------------------   ----------------------------
                                               YEAR           YEAR           YEAR           YEAR           YEAR           YEAR
                                               ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                            12/31/2002     12/31/2001     12/31/2002     12/31/2001     12/31/2002     12/31/2001
                                           ------------   ------------   ------------   ------------   ------------   -------------
Increase in net assets:
Operations:
Net investment income                      $    631,382   $    775,084   $    826,163   $    592,499   $    514,694   $     369,509
Net realized gain (loss) on:
      Investment transactions                (2,746,240)       493,907     (1,983,107)    (2,805,241)       124,569         204,824
      Futures contracts                      (3,429,672)      (910,347)      (239,982)      (437,019)    (1,124,813)       (455,007)
      Foreign currency and forward
        foreign currency contracts                   --             --       (113,669)       (21,842)            --              --
Change in unrealized appreciation
  (depreciation) on:
      Investments                           (10,382,393)        26,146     (8,120,544)    (9,145,454)   (18,180,112)       (677,510)
      Futures contracts                        (289,510)      (302,121)       (16,157)         6,632        (73,042)         99,837
      Foreign currency and forward
        foreign currency contracts                   --             --         14,426           (943)            --              --
                                           ------------   ------------   ------------   ------------   ------------   -------------
Net increase (decrease) in net assets
  resulting from operations                 (16,216,433)        82,669     (9,632,870)   (11,811,368)   (18,738,704)       (458,347)
Distribution to shareholders from:
      Net investment income
            Series I                           (515,816)      (769,668)      (705,675)      (577,137)      (447,875)       (367,723)
            Series II                           (87,905)            --        (75,519)            --        (69,140)             --
                                           ------------   ------------   ------------   ------------   ------------   -------------
      Total distributions                      (603,721)      (769,668)      (781,194)      (577,137)      (517,015)       (367,723)
Capital Shares Transactions @ :
      Series I
            Net proceeds from sales of
              shares                         46,621,907     45,030,260     49,928,809     40,238,571     69,200,941      54,332,656
            Reinvestment of distributions       515,816        769,668        705,675        577,137        447,875         367,723
            Cost of shares redeemed         (21,891,507)   (29,657,937)   (39,434,094)   (27,934,014)   (21,778,079)    (27,684,432)
                                           ------------   ------------   ------------   ------------   ------------   -------------
      Total Series I transactions            25,246,216     16,141,991     11,200,390     12,881,694     47,870,737      27,015,947
      Series II
            Net proceeds from sales of
              shares                         10,242,709             --     20,465,229             --     13,295,081              --
            Reinvestment of distributions        87,905             --         75,519             --         69,140              --
            Cost of shares redeemed            (161,720)            --    (14,986,641)            --        (84,388)             --
                                           ------------   ------------   ------------   ------------   ------------   -------------
      Total Series II transactions           10,168,894             --      5,554,107             --     13,279,833              --
Net increase in net assets from capital
      share transactions                     35,415,110     16,141,991     16,754,497     12,881,694     61,150,570      27,015,947
                                           ------------   ------------   ------------   ------------   ------------   -------------
Increase in net assets                       18,594,956     15,454,992      6,340,433        493,189     41,894,851      26,189,877
Net assets at beginning of period            50,279,820     34,824,828     49,672,802     49,179,613     58,197,316      32,007,439
                                           ------------   ------------   ------------   ------------   ------------   -------------
Net assets at end of period                $ 68,874,776   $ 50,279,820   $ 56,013,235   $ 49,672,802   $100,092,167   $  58,197,316
                                           ============   ============   ============   ============   ============   =============
@  Capital Shares Issued and Redeemed:
      Series I
           Shares sold                        4,370,521      4,045,272      6,569,236      4,201,000      5,383,063       4,291,835
           Reinvestment of distributions         58,884         67,634        101,956         68,401         41,544          28,595
           Shares redeemed                   (2,152,576)    (2,737,123)    (5,222,615)    (2,868,355)    (1,896,454)     (2,221,812)
                                           ------------   ------------   ------------   ------------   ------------   -------------
      Net increase                            2,276,829      1,375,783      1,448,577      1,401,046      3,528,153       2,098,618
                                           ============   ============   ============   ============   ============   =============
      Series II
           Shares sold                        1,113,434             --      2,771,740             --      1,186,158              --
           Reinvestment of distributions         10,035             --         10,929             --          6,432              --
           Shares redeemed                      (16,713)            --     (2,015,731)            --         (7,090)             --
                                           ------------   ------------   ------------   ------------   ------------   -------------
      Net increase                            1,106,756             --        766,938             --      1,185,500              --
                                           ============   ============   ============   ============   ============   =============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS


                                                     TOTAL STOCK                          500
                                                    MARKET INDEX                         INDEX
                                                        TRUST                            TRUST
                                            ------------------------------    ------------------------------
                                                YEAR             YEAR             YEAR             YEAR
                                                ENDED            ENDED            ENDED            ENDED
                                             12/31/2002       12/31/2001       12/31/2002       12/31/2001
                                            -------------    -------------    -------------    -------------
Increase (decrease) in net assets:
Operations:
Net investment income                       $     661,626    $     592,594    $   7,774,302    $   5,901,867
Net realized gain (loss) on:
      Investment transactions                  (1,567,504)          74,977      (21,614,857)      (6,154,436)
      Futures contracts                        (1,083,922)        (641,501)      (5,959,220)      (3,005,324)
      Foreign currency and forward
        foreign currency contracts                     --                5               --               --
Change in unrealized appreciation
  (depreciation) on:
      Investments                             (14,544,211)      (7,613,386)    (170,991,162)     (88,649,161)
      Futures contracts                           (99,885)          90,732         (382,534)         884,058
                                            -------------    -------------    -------------    -------------
Net decrease in net assets resulting from
  operations                                  (16,633,896)      (7,496,579)    (191,173,471)     (91,022,996)
Distribution to shareholders from:
      Net investment income
            Series I                             (588,347)        (589,908)         (16,488)      (5,897,069)
            Series II                             (63,516)              --               (7)              --
                                            -------------    -------------    -------------    -------------
      Total distributions                        (651,863)        (589,908)         (16,495)      (5,897,069)
Capital Shares Transactions @ :
      Series I
            Net proceeds from sales of
              shares                           31,050,881       36,252,217      160,628,263      205,673,315
            Reinvestment of distributions         588,347          589,908           16,488        5,897,069
            Cost of shares redeemed           (28,316,936)     (11,488,949)     (64,842,556)     (22,355,290)
                                            -------------    -------------    -------------    -------------
      Total Series I transactions               3,322,292       25,353,176       95,802,195      189,215,094
      Series II
            Net proceeds from sales of
              shares                            6,585,604               --       42,734,245               --
            Reinvestment of distributions          63,516               --                7               --
            Cost of shares redeemed              (210,466)              --       (3,225,546)              --
                                            -------------    -------------    -------------    -------------
      Total Series II transactions              6,438,654               --       39,508,706               --
Net increase in net assets from capital
      share transactions                        9,760,946       25,353,176      135,310,901      189,215,094
                                            -------------    -------------    -------------    -------------
Increase (decrease) in net assets              (7,524,813)      17,266,689      (55,879,065)      92,295,029
Net assets at beginning of period              73,657,181       56,390,492      772,559,362      680,264,333
                                            -------------    -------------    -------------    -------------
Net assets at end of period                 $  66,132,368    $  73,657,181    $ 716,680,297    $ 772,559,362
                                            =============    =============    =============    =============
@  Capital Shares Issued and Redeemed:
      Series I
           Shares sold                          3,557,679        3,582,140       18,529,081       20,121,337
           Reinvestment of distributions           77,211           59,889            1,723          596,848
           Shares redeemed                     (3,305,169)      (1,176,519)      (8,044,441)      (2,242,689)
                                            -------------    -------------    -------------    -------------
      Net increase                                329,721        2,465,510       10,486,363       18,475,496
                                            =============    =============    =============    =============
      Series II
           Shares sold                            828,077               --        5,469,301               --
           Reinvestment of distributions            8,346               --                1               --
           Shares redeemed                        (27,437)              --         (428,248)              --
                                            -------------    -------------    -------------    -------------
      Net increase                                808,986               --        5,041,054               --
                                            =============    =============    =============    =============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
-------------------------------------------------------------------------------

                                                                                SMALL-MID CAP GROWTH
                                                                                       TRUST
                                                                           -----------------------------
                                                                              YEAR          07/16/2001*
                                                                              ENDED             TO
                                                                           12/31/2002@      12/31/2001@
                                                                           -----------      ------------
NET  ASSET VALUE, BEGINNING OF PERIOD                                       $   11.13       $   12.50

Income from investment operations:
   Net investment loss                                                          (0.03)          (0.01)
   Net realized and unrealized loss on investments and foreign currency
   transactions                                                                 (3.79)          (1.36)
                                                                            ---------       ---------
   Total from investment operations                                             (3.82)          (1.37)
                                                                            ---------       ---------
NET ASSET VALUE, END OF PERIOD                                              $    7.31       $   11.13
                                                                            =========       =========

   TOTAL RETURN (B)                                                            (34.32%)        (10.96%)+

Net assets, end of period (000's)                                           $   1,848       $   2,678                          ----
Ratio of expenses to average net assets                                          3.93%           3.18% (A)
Ratio of expenses to average net assets after expense reductions                 1.05%           1.05% (A)
Ratio of net investment loss to average net assets                              (0.37%)         (0.29%)(A)
Portfolio turnover rate                                                           226%            194% (A)

================================================================================


                                                                                         SMALL-MID CAP TRUST
                                                                       --------------------------------------------------
                                                                                   SERIES I                   SERIES II
                                                                       --------------------------------     -------------

                                                                           YEAR             07/16/2001*       11/25/2002*
                                                                           ENDED                TO                TO
                                                                        12/31/2002@        12/31/2001@       12/31/2002@
                                                                        -----------        -----------       -----------
NET  ASSET VALUE, BEGINNING OF PERIOD                                    $    11.95         $   12.50        $    10.28
Income from investment operations:
   Net investment income (loss)                                               (0.01)               -- #              -- #
   Net realized and unrealized loss on investments and foreign currency
   transactions                                                               (2.09)            (0.55)            (0.43)
                                                                         ----------         ---------        ----------
   Total from investment operations                                           (2.10)            (0.55)            (0.43)
                                                                         ----------         ---------        ----------
Less distributions:

   Dividends from net investment income                                          -- #              -- #              --
                                                                         ----------         ---------        ----------
   Total distributions                                                           --                --                --
                                                                         ----------         ---------        ----------
NET ASSET VALUE, END OF PERIOD                                           $     9.85         $   11.95        $     9.85
                                                                         ==========         =========        ==========
   TOTAL RETURN (C)                                                          (17.57%)           (4.40%)+          (4.18%)+
Net assets, end of period (000's)                                        $   63,945         $   2,890        $   10,849
Ratio of expenses to average net assets                                        1.83%             3.09% (A)         2.03% (A)
Ratio of expenses to average net assets after expense reductions               1.20%             1.20% (A)         1.40% (A)
Ratio of net investment income (loss) to average net assets                   (0.09%)            0.01% (A)        (0.18%)(A)
Portfolio turnover rate                                                           6%             33%   (A)            6% (A)

@     Net investment income has been calculated using the average shares method.

*     Commencement of operations # Amount is less than $.01 per share.

+     Not Annualized

(A)   Annualized

(B) The total return for the year ended December 31, 2002 and the period ended December 31, 2001 would have been lower, had operating expenses not been reduced. had operating expenses not been reduced.

(C) The total return for the year ended December 31, 2002 and for the period ended December 31, 2001 for Series I and for the period ended December 31, 2002 for Series II would have been lower had operating expenses not been reduced.


    The accompanying notes are an intergral part of the financial statements

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                                                 INTERNATIONAL EQUITY SELECT TRUST
                                                                            ---------------------------------------------
                                                                                      SERIES I                SERIES II
                                                                            ---------------------------      ------------

                                                                               YEAR         07/16/2001*      11/25/2002*
                                                                               ENDED           TO              TO
                                                                            12/31/2002@    12/31/2001@       12/31/2002@
                                                                            -----------    -----------       -----------

NET  ASSET VALUE, BEGINNING OF PERIOD                                       $    12.02       $   12.50        $   10.85
Income from investment operations:
   Net investment income (loss)                                                  (0.02)             -- #          (0.01)
   Net realized and unrealized loss on investments and foreign currency
   transactions                                                                  (1.38)          (0.48)           (0.22)
                                                                            ----------       ---------        ---------
   Total from investment operations                                              (1.40)          (0.48)           (0.23)
                                                                            ----------       ---------        ---------
NET ASSET VALUE, END OF PERIOD                                              $    10.62       $   12.02        $   10.62
                                                                            ==========       =========        =========
   TOTAL RETURN (B)                                                             (11.65%)         (3.84%)+         (2.12%)+
Net assets, end of period (000's)                                           $   49,507       $   2,897        $   8,266
Ratio of expenses to average net assets                                           1.95%           3.27% (A)        2.15% (A)
Ratio of expenses to average net assets after expense reductions                  1.20%           1.20% (A)        1.40% (A)
Ratio of net investment income (loss) to average net assets                      (0.15%)          0.06% (A)       (1.12%)(A)
Portfolio turnover rate                                                              5%              7% (A)           5% (A)

                                                                                     SELECT GROWTH
                                                                                        TRUST
                                                                            -----------------------------
                                                                                YEAR          07/16/2001*
                                                                               ENDED              TO
                                                                            12/31/2002@       12/31/2001@
                                                                            -----------       -----------

NET  ASSET VALUE, BEGINNING OF PERIOD                                       $   11.88         $   12.50
Income from investment operations:
   Net investment income (loss)                                                 (0.02)              -- #
   Net realized and unrealized loss on investments and foreign currency
   transactions                                                                 (3.62)            (0.62)
                                                                            ---------         ---------
   Total from investment operations                                             (3.64)            (0.62)
                                                                            ---------         ---------
Less distributions:
   Dividends from net investment income                                            -- #              --
                                                                            ---------         ---------
   Total distributions                                                             --                --
                                                                            ---------         ---------
NET ASSET VALUE, END OF PERIOD                                              $    8.24         $   11.88
                                                                            =========         =========
   TOTAL RETURN (B)                                                            (30.64%)           (4.96%)+
Net assets, end of period (000's)                                           $   2,170         $   2,883
Ratio of expenses to average net assets                                          3.72%             3.05% (A)
Ratio of expenses to average net assets after expense reductions                 1.05%             1.05% (A)
Ratio of net investment income (loss) to average net assets                     (0.20%)            0.01% (A)
Portfolio turnover rate                                                            49%               54% (A)

@     Net investment income has been calculated using the average shares method.

*     Commencement of operations

#     Amount is less than $.01 per share.

+     Not Annualized

(A)   Annualized

(B) The total return for the year ended December 31, 2002 and the period ended December 31, 2001 would have been lower, had operating expenses not been reduced. had operating expenses not been reduced.

(C) The total return for the year ended December 31, 2002 and for the period ended December 31, 2001 for Series I and for the period ended December 31, 2002 for Series II would have been lower had operating expenses not been reduced.

    The accompanying notes are an intergral part of the financial statements

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                               GLOBAL EQUITY SELECT
                                                                                                      TRUST
                                                                                            ---------------------------
                                                                                                YEAR        07/16/2001*
                                                                                               ENDED             TO
                                                                                            12/31/2002@     12/31/2001@
                                                                                            -----------     -----------
NET ASSET VALUE, BEGINNING OF PERIOD                                                        $   12.20       $   12.50
Income from investment operations:
      Net investment income                                                                      0.12            0.02
      Net realized and unrealized loss on investments and foreign currency transactions         (1.78)          (0.32)
                                                                                            ---------       ---------
      Total from investment operations                                                          (1.66)          (0.30)
Less distributions:                                                                         ---------       ---------
      Dividends from net investment income                                                      (0.12)             --
                                                                                            ---------       ---------
      Total distributions                                                                       (0.12)             --
                                                                                            ---------       ---------
NET ASSET VALUE, END OF PERIOD                                                              $   10.42       $   12.20
                                                                                            =========       =========
      TOTAL RETURN (B)                                                                        (13.61%)       (2.40%)+
Net assets, end of period (000's)                                                           $   2,558      $   2,940
Ratio of expenses to average net assets                                                         3.71%        3.19%(A)
Ratio of expenses to average net assets after expense reductions                                1.20%        1.20%(A)
Ratio of net investment income (loss) to average net assets                                     1.07%        0.39%(A)
Portfolio turnover rate                                                                           18%           0%(A)


                                                                        REAL ESTATE SECURITIES TRUST
                                                -----------------------------------------------------------------------------
                                                                            SERIES I                               SERIES II
                                                --------------------------------------------------------------   ------------

                                                                     YEARS ENDED DECEMBER 31,                     1/28/2002*
                                                ------------------------------------------------------------           TO
                                                  2002@        2001@        2000@        1999         1998        12/31/2002@
                                                --------     --------     --------     --------     --------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD            $  15.52     $  15.57     $  12.89     $  14.76     $  20.07     $    15.44
Income from investment operations:
      Net investment income                         0.83         0.75         0.67         0.78         0.78           0.85
      Net realized and unrealized gain (loss)
       on investments and foreign
      currency transactions                        (0.38)       (0.30)        2.53        (1.94)       (3.72)         (0.33)
                                                --------     --------     --------     --------     --------     ----------
      Total from investment operations              0.45         0.45         3.20        (1.16)       (2.94)          0.52
Less distributions:                             --------     --------     --------     --------     --------     ----------

      Dividends from net investment income         (0.53)       (0.50)       (0.52)       (0.71)       (0.53)         (0.53)
      Distributions from capital gains                --           --           --           --        (1.84)            --
                                                --------     --------     --------     --------     --------     ----------
      Total distributions                          (0.53)       (0.50)       (0.52)       (0.71)       (2.37)         (0.53)
                                                --------     --------     --------     --------     --------     ----------
NET ASSET VALUE, END OF PERIOD                  $  15.44     $  15.52     $  15.57     $  12.89     $  14.76     $    15.43
                                                ========     ========     ========     ========     ========     ==========
      TOTAL RETURN                                 2.58%        3.15%       25.71%       (8.00%)     (16.44%)         3.05%+
Net assets, end of period (000's)              $303,070     $220,919     $257,641     $196,756     $161,832     $   48,749
Ratio of expenses to average net assets            0.84%        0.83%        0.76%        0.77%        0.76%          1.04%
Ratio of expenses to average net assets
 after expense reductions                          5.28%        4.96%        4.89%        5.88%        5.57%          6.03%
Portfolio turnover rate                              74%         116%         147%         201%         122%            74%


@     Net investment income has been calculated using the average shares method.

*     Commencement of operations

+     Not Annualized

(A)   Annualized

(B) The total return for the year ended December 31, 2002 and for the period ended December 31, 2001 would have been lower, had operating expenses not been reduced.

   The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (For A Share Outstanding Throughout The Period)

                                                                            CORE VALUE
                                                                               TRUST
                                                                    --------------------------
                                                                         YEAR      07/16/2001*
                                                                        ENDED           TO
                                                                     12/31/2002@   12/31/2001@
                                                                     -----------   -----------

NET ASSET VALUE, BEGINNING OF PERIOD                                $   11.87     $   12.50
Income from investment operations:
      Net investment income                                              0.05          0.03
      Net realized and unrealized loss on investments and foreign
      currency transactions                                             (2.52)        (0.63)
                                                                    ---------     ---------
      Total from investment operations                                  (2.47)        (0.60)
Less distributions:                                                 ---------     ---------
      Dividends from net investment income                              (0.05)        (0.03)
                                                                    ---------     ---------
      Total distributions                                               (0.05)        (0.03)
                                                                    ---------     ---------
NET ASSET VALUE, END OF PERIOD                                      $    9.35     $   11.87
                                                                    =========     =========
      TOTAL RETURN (C)                                                (20.82%)       (4.81%)+
Net assets, end of period (000's)                                   $   2,491     $   2,906
Ratio of expenses to average net assets                                 3.53%       3.10%(A)
Ratio of expenses to average net assets after expense reductions        1.05%       1.05%(A)
Ratio of net investment income  to average net assets                   0.45%       0.58%(A)
Portfolio turnover rate                                                   51%         35%(A)


                                                                               HIGH GRADE BOND TRUST
                                                                     ----------------------------------------
                                                                              SERIES I              SERIES II
                                                                     -------------------------     -----------
                                                                        YEAR       07/16/2001*     11/25/2002*
                                                                        ENDED          TO              TO
                                                                     12/31/2002@   12/31/2001@     12/31/2002@
                                                                     -----------   -----------     -----------

NET ASSET VALUE, BEGINNING OF PERIOD                                 $    12.48     $    12.50      $    13.61
Income from investment operations:
      Net investment income                                                0.48           0.26            0.04
      Net realized and unrealized gain on investments and foreign
      currency transactions                                                0.90           0.14            0.20
                                                                     ----------     ----------      ----------
      Total from investment operations                                     1.38           0.40            0.24
Less distributions:                                                  ----------     ----------      ----------

      Dividends from net investment income                                (0.07)         (0.26)          (0.06)
      Distributions from capital gains                                    (0.02)         (0.16)          (0.02)
                                                                     ----------     ----------      ----------
      Total distributions                                                 (0.09)         (0.42)          (0.08)
                                                                     ----------     ----------      ----------
NET ASSET VALUE, END OF PERIOD                                       $    13.77     $    12.48      $    13.77
                                                                     ==========     ==========      ==========
      TOTAL RETURN (B)                                                   11.01%          3.21%+          1.77%+
Net assets, end of period (000's)                                    $   77,953     $    3,254     $    14,653
Ratio of expenses to average net assets                                   1.44%        2.72%(A)          1.64%
Ratio of expenses to average net assets after expense reductions          0.85%        0.85%(A)          1.05%
Ratio of net investment income (loss) to average net assets               3.65%        4.44%(A)         3.37%(A)
Portfolio turnover rate                                                    290%         353%(A)          290%(A)


@     Net investment income has been calculated using the average shares method.

*     Commencement of operations

+     Not Annualized

(A)   Annualized

(B) The total return for the year ended December 31, 2002 and for the period ended December 31, 2001 would have been lower, had operating expenses not been reduced. had operating expenses not been reduced.

(C) The total return for the year ended December 31, 2002 and for the period ended December 31, 2001 for Series I and for the period ended December 31, 2002 for Series II would have been lower had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                                MONEY MARKET TRUST
                                              ----------------------------------------------------------------------------------
                                                                             SERIES I                                  SERIES II
                                              ---------------------------------------------------------------------   ----------
                                                                     YEARS ENDED DECEMBER 31,                         1/28/2002*
                                              ---------------------------------------------------------------------       TO
                                                 2002@          2001@          2000@          1999          1998      12/31/2002@
                                              ----------     ----------     ----------     ----------    ----------   ----------
NET  ASSET VALUE, BEGINNING OF PERIOD         $    10.00     $    10.00     $    10.00     $    10.00    $    10.00   $    10.00
Income from investment operations:
       Net investment income                        0.12           0.34           0.57           0.45          0.50         0.08
                                              ----------     ----------     ----------     ----------    ----------   ----------
Less distributions:
       Dividends from net investment income        (0.12)         (0.34)         (0.57)         (0.45)        (0.50)       (0.08)
                                              ----------     ----------     ----------     ----------    ----------   ----------
NET ASSET VALUE, END OF PERIOD                $    10.00     $    10.00     $    10.00     $    10.00    $    10.00   $    10.00
                                              ==========     ==========     ==========     ==========    ==========   ==========
       Total return                                 1.18%          3.59%          5.88%          4.60%         5.03%        0.89%+
Net assets, end of period (000's)             $1,415,874     $1,484,694     $  950,155     $1,084,859    $  609,837   $  201,613
Ratio of expenses to average net assets             0.55%(A)       0.55%          0.54%          0.55%         0.55%        0.75%(A)
Ratio of net investment income  to average
  net assets                                        1.17%          3.38%          5.71%          4.54%         4.94%        0.91%(A)


                                                                          SMALL CAP INDEX TRUST
                                                   ------------------------------------------------------------------
                                                                      SERIES I                             SERIES II
                                                   ----------------------------------------------         -----------
                                                           YEARS ENDED
                                                           DECEMBER 31,                 5/1/2000*         1/28/2002*
                                                   ----------------------------            TO                 TO
                                                     2002@              2001@          12/31/2000@        12/31/2002@
                                                   ----------        ----------        ----------         ----------
NET  ASSET VALUE, BEGINNING OF PERIOD              $    11.28        $    11.29        $    12.50         $    11.07
Income from investment operations:
       Net investment income                             0.10              0.20              0.46               0.07
       Net realized and unrealized loss on
         investments and foreign currency
         transactions                                   (2.52)            (0.03)            (1.26)             (2.28)
                                                   ----------        ----------        ----------         ----------
       Total from investment operations                 (2.42)             0.17             (0.80)             (2.21)
                                                   ----------        ----------        ----------         ----------
Less distributions:
       Dividends from net investment income                --             (0.18)            (0.41)                --
       Distributions from capital gains                 (0.08)               --                --              (0.08)
                                                   ----------        ----------        ----------         ----------
       Total distributions                              (0.08)            (0.18)            (0.41)             (0.08)
                                                   ----------        ----------        ----------         ----------
NET ASSET VALUE, END OF PERIOD                     $     8.78        $    11.28        $    11.29         $     8.78
                                                   ==========        ==========        ==========         ==========
       Total return (B)                                (21.47%)            1.50%            (6.38%)+          (19.95%)+
Net assets, end of period (000's)                  $   59,161        $   50,280        $   34,825         $    9,714
Ratio of expenses to average net assets                  0.59%             0.60%             0.65%(A)           0.79%(A)
Ratio of expenses to average net assets after
  expense reductions                                     0.59%             0.60%             0.60%(A)           0.79%(A)
Ratio of net investment income  to average
  net assets                                             1.05%             1.87%             5.63%(A)           0.87%(A)
Portfolio turnover rate                                    57%               32%                1%(A)             57%(A)

@     Net investment income has been calculated using the average shares method.

*     Commencement of operations

+     Not Annualized

(A)   Annualized

(B) The total return for year ended December 31, 2001 and the period ended December 31, 2000 would have been lower for Series I, had operating expenses not been reduced.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                          INTERNATIONAL INDEX TRUST
                                                 -------------------------------------------------------------------
                                                                     SERIES I                              SERIES II
                                                 ----------------------------------------------           ----------
                                                         YEARS ENDED
                                                         DECEMBER 31,                 5/1/2000*           1/28/2002*
                                                 ----------------------------             TO                  TO
                                                    2002@             2001@          12/31/2000@          12/3/2002@
                                                 ----------        ----------        ----------           ----------
NET  ASSET VALUE, BEGINNING OF PERIOD            $     8.52        $    11.11        $    12.50           $     8.15
Income from investment operations:
       Net investment income                           0.12              0.12              0.09                 0.05
       Net realized and unrealized loss on
         investments and foreign currency
         transactions                                 (1.58)            (2.61)            (1.32)               (1.14)
                                                 ----------        ----------        ----------           ----------
       Total from investment operations               (1.46)            (2.49)            (1.23)               (1.09)
                                                 ----------        ----------        ----------           ----------
Less distributions:
       Dividends from net investment income           (0.10)            (0.10)            (0.16)               (0.10)
                                                 ----------        ----------        ----------           ----------
NET ASSET VALUE, END OF PERIOD                   $     6.96        $     8.52        $    11.11           $     6.96
                                                 ==========        ==========        ==========           ==========
        Total return (B)                             (17.15%)          (22.41%)           (9.84%)+            (13.35%)+
Net assets, end of period (000's)                $   50,675        $   49,673        $   49,180           $    5,338
Ratio of expenses to average net assets                0.62%             0.62%             0.65%(A)             0.82%(A)
Ratio of expenses to average net assets
  after expense reductions                             0.60%             0.60%             0.60%(A)             0.80%(A)
Ratio of net investment income (loss) to
  average net assets                                   1.57%             1.25%             1.17%(A)             0.81%(A)
Portfolio turnover rate                                   7%               12%                8%(A)                7%(A)


                                                                              MID CAP INDEX TRUST
                                                    -------------------------------------------------------------------
                                                                        SERIES I                              SERIES II
                                                    ----------------------------------------------           ----------
                                                            YEARS ENDED
                                                            DECEMBER 31,                 5/1/2000*            1/28/2002*
                                                    ----------------------------             TO                  TO
                                                       2002@             2001@          12/31/2000@          12/31/2002@
                                                    ----------        ----------        ----------           ----------
NET  ASSET VALUE, BEGINNING OF PERIOD               $    12.82        $    13.11        $    12.50           $    12.80
Income from investment operations:
       Net investment income                              0.07              0.11              0.10                 0.05
       Net realized and unrealized gain (loss)
         on investments and foreign currency
         transactions                                    (2.01)            (0.32)             0.77                (1.98)
                                                    ----------        ----------        ----------           ----------
       Total from investment operations                  (1.94)            (0.21)             0.87                (1.93)
                                                    ----------        ----------        ----------           ----------
Less distributions:
       Dividends from net investment income              (0.06)            (0.08)            (0.08)                (.06)
       Distributions from capital gains                     --                --             (0.18)                  --
                                                    ----------        ----------        ----------           ----------
       Total distributions                               (0.06)            (0.08)            (0.26)               (0.06)
                                                    ----------        ----------        ----------           ----------
NET ASSET VALUE, END OF PERIOD                      $    10.82        $    12.82        $    13.11           $    10.81
                                                    ==========        ==========        ==========           ==========
        TOTAL RETURN (C)                                (15.16%)           (1.73%)            7.15%+             (15.07%)+
Net assets, end of period (000's)                   $   87,282        $   58,197        $   32,007           $   12,810
Ratio of expenses to average net assets                   0.58%             0.60%             0.69%(A)             0.78%(A)
Ratio of expenses to average net assets after
  expense reductions                                      0.58%             0.60%             0.60%(A)             0.78%(A)
Ratio of net investment income (loss) to
  average net assets                                      0.58%             0.85%             1.17%(A)             0.46%(A)
Portfolio turnover rate                                     20%               19%               49%(A)               20%(A)

@     Net investment income has been calculated using the average shares method.

*     Commencement of operations

#     Amount is less than $.01 per share.

+     Not Annualized

(A)   Annualized

(B) The total return for the year ended December 31, 2002 and for the period ended December 31, 2001 would have been lower, had operating expenses not been reduced.

(C) The total return for the year ended December 31, 2002 and for the period ended December 31, 2001 for Series I and for the period ended December 31, 2002 for Series II would have been lower had operating expenses not been reduced.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                     TOTAL STOCK MARKET INDEX TRUST
                                                 -------------------------------------------------------------------
                                                                    SERIES I                               SERIES II
                                                 ----------------------------------------------           ----------
                                                         YEARS ENDED
                                                         DECEMBER 31,                 5/1/2000*            1/28/2002*
                                                 ----------------------------            TO                   TO
                                                    2002@             2001@          12/31/2000@           6/30/2002@
                                                 ----------        ----------        ----------           ----------
NET  ASSET VALUE, BEGINNING OF PERIOD            $     9.79        $    11.14        $    12.50           $     9.67
Income from investment operations:
       Net investment income                           0.08              0.09              0.08                 0.07
       Net realized and unrealized loss on
         investments and foreign currency
         transactions                                 (2.16)            (1.36)            (1.33)               (2.04)
                                                 ----------        ----------        ----------           ----------
       Total from investment operations               (2.08)            (1.27)            (1.25)               (1.97)
                                                 ----------        ----------        ----------           ----------
Less distributions:
       Dividends from net investment income           (0.08)            (0.08)            (0.06)               (0.08)
       Distributions from capital gains                  --                --             (0.05)                  --
                                                 ----------        ----------        ----------           ----------
       Total distributions                            (0.08)            (0.08)            (0.11)               (0.08)
                                                 ----------        ----------        ----------           ----------
NET ASSET VALUE, END OF PERIOD                   $     7.63        $     9.79        $    11.14           $     7.62
                                                 ==========        ==========        ==========           ==========
        Total return (B)                             (21.29%)          (11.41%)          (10.04%)+            (20.36)%+
Net assets, end of period (000's)                $   59,970        $   73,657        $   56,390           $    6,163
Ratio of expenses to average net assets                0.59%             0.59%             0.62%(A)             0.79%(A)
Ratio of expenses to average net assets
  after expense reductions                             0.59%             0.59%             0.60%(A)             0.79%(A)
Ratio of net investment income to
  average net assets                                   0.96%             0.93%             0.93%(A)             0.98%(A)
Portfolio turnover rate                                   4%                5%               16%(A)                4%(A)


                                                                                500 INDEX TRUST
                                                    -----------------------------------------------------------------------
                                                                        SERIES I                                 SERIES II
                                                    -------------------------------------------------           -----------
                                                            YEARS ENDED
                                                            DECEMBER 31,                   5/1/2000*            1/28/2002*
                                                    ------------------------------            TO                     TO
                                                       2002@              2001@           12/31/2000@           12/31/2002@
                                                    -----------        -----------        -----------           -----------
NET  ASSET VALUE, BEGINNING OF PERIOD               $      9.81        $     11.28        $     12.50           $      9.68
Income from investment operations:
       Net investment income                               0.09               0.09               0.09                  0.08
       Net realized and unrealized gain (loss)
         on investments and foreign currency
         transactions                                     (2.30)             (1.48)             (1.29)                (2.17)
                                                    -----------        -----------        -----------           -----------
       Total from investment operations                   (2.21)             (1.39)             (1.20)                (2.09)
                                                    -----------        -----------        -----------           -----------
Less distributions:
       Dividends from net investment income                  -#              (0.08)             (0.02)                   -#
                                                    -----------        -----------        -----------           -----------
       Total distributions                                   --              (0.08)             (0.02)                   --
                                                    -----------        -----------        -----------           -----------
NET ASSET VALUE, END OF PERIOD                      $      7.60        $      9.81        $     11.28           $      7.59
                                                    ===========        ===========        ===========           ===========
        TOTAL RETURN                                     (22.53%)           (12.37%)            (9.57%)+             (21.59%)+
Net assets, end of period (000's)                   $   678,414        $   772,559        $   680,264           $    38,267
Ratio of expenses to average net assets                    0.57%              0.57%              0.55%(A)              0.77%(A)
Ratio of net investment income (loss)
  to average net assets                                    1.05%              0.84%              1.08%(A)              1.12%(A)
Portfolio turnover rate                                       6%                 1%                 6%(A)                 6%(A)

@     Net investment income has been calculated using the average shares method.

*     Commencement of operations

#     Amount is less than $.01 per share.

+     Not Annualized

(A)   Annualized

(B) The total return for the year ended December 31, 2002 and the period ended December 31, 2001 would have been lower, had operating expenses not been reduced.

(C) The total return for the year ended December 31, 2002 for Series I and the period ended December 31, 2001 for Series I and for period ended December 31, 2002 for Series II would have been lower had operating expenses not been reduced.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


SMALL-MID CAP GROWTH TRUST

                                                        SHARES          VALUE
                                                        ------          -----
COMMON STOCK - 73.82%
APPAREL & TEXTILES - 4.72%
Coach, Inc. *                                              2,070     $    68,144
Kellwood Company                                             870          22,620
The Gymboree Corp. * (a)                                   1,185          18,794
                                                                     -----------
                                                                         109,558

BANKING - 1.02%
Dime Community Bancorp, Inc.                               1,240          23,746
                                                                     -----------
BUSINESS SERVICES - 1.38%
FTI Consulting, Inc. * (a)                                   800          32,120
                                                                     -----------
CHEMICALS - 1.11%
Albemarle Corp.                                              910          25,890
                                                                     -----------
COLLEGES & UNIVERSITIES - 2.62%
Corinthian Colleges, Inc. * (a)                            1,610          60,955
                                                                     -----------
COMPUTERS & BUSINESS EQUIPMENT - 7.38%
Cognizant Technology Solutions Corp., Class A * (a)          465          33,587
Hutchinson Technology, Inc. * (a)                          1,115          23,081
Intergraph Corp. *                                         1,560          27,706
Sandisk Corp. * (a)                                        2,665          54,099
Western Digital Corp. * (a)                                5,175          33,068
                                                                     -----------
                                                                         171,541

CONTAINERS & GLASS - 3.08%
Ball Corp.                                                 1,400          71,666
                                                                     -----------
CRUDE PETROLEUM & NATURAL GAS - 1.34%
Patina Oil & Gas Corp.                                       980          31,017
                                                                     -----------
DOMESTIC OIL - 1.36%
XTO Energy, Inc.                                           1,280          31,616
                                                                     -----------
EDUCATIONAL SERVICES - 2.30%
Apollo Group, Inc., Class A * (a)                          1,215          53,460
                                                                     -----------
ELECTRICAL EQUIPMENT - 2.24%
American Power Conversion Corp. * (a)                      1,810          27,421
Energizer Holdings, Inc. *                                   880          24,552
                                                                     -----------
                                                                          51,973

ELECTRONICS - 1.60%
Zebra Technologies Corp., Class A * (a)                      650          37,245
                                                                     -----------

FINANCIAL SERVICES - 2.81%
Countrywide Financial Corp.                                  590          30,474
New Century Financial Corp. (a)                            1,370          34,784
                                                                     -----------
                                                                          65,258

FOOD & BEVERAGES - 0.99%
Sensient Technologies Corp. (a)                            1,020          22,919
                                                                     -----------
HEALTHCARE PRODUCTS - 1.79%
Varian Medical Systems, Inc. *                               840          41,664
                                                                     -----------
HOUSEHOLD PRODUCTS - 1.50%
Newell Rubbermaid, Inc.                                    1,150          34,879
                                                                     -----------
INSURANCE - 5.24%
Fidelity National Financial, Inc. (a)                        905          29,711
Hilb, Rogal and Hamilton Company (a)                         800          32,720
RenaissanceRe Holdings, Ltd.                               1,500          59,400
                                                                     -----------
                                                                         121,831

INTERNET RETAIL - 1.75%
Amazon.com, Inc. * (a)                                     2,150          40,613
                                                                     -----------
INTERNET SERVICE PROVIDER - 0.92%
United Online, Inc. * (a)                                  1,335     $    21,281
                                                                     -----------
INTERNET SOFTWARE - 1.60%
Symantec Corp. *                                             915          37,067
                                                                     -----------
OFFICE FURNISHINGS & SUPPLIES - 2.55%
Avery Dennison Corp.                                         970          59,248
                                                                     -----------
PHARMACEUTICALS - 2.98%
Amylin Pharmaceuticals, Inc. *                             2,710          43,739
Taro Pharmaceutical Industries, Ltd., Class A *              680          25,568
                                                                     -----------
                                                                          69,307

PUBLISHING - 1.33%
Meredith Corp. (a)                                           750          30,833
                                                                     -----------
RETAIL GROCERY - 1.21%
Whole Foods Market, Inc. * (a)                               535          28,211
                                                                     -----------
RETAIL TRADE - 7.53%
Pacific Sunwear of California, Inc. *                      1,350          23,881
PETsMART, Inc. *                                           3,100          53,103
Ross Stores, Inc.                                          1,700          72,063
Tractor Supply Company *                                     690          25,944
                                                                     -----------
                                                                         174,991

SEMICONDUCTORS - 1.03%
Integrated Circuit Systems, Inc. * (a)                     1,315          23,999
                                                                     -----------
SOFTWARE - 7.84%
Avid Technology, Inc. * (a)                                1,175          26,966
Electronic Arts, Inc. *                                      480          23,890
Imation Corp. *                                              785          27,538
Intuit, Inc. *                                             1,005          47,155
Pixar, Inc. * (a)                                            660          34,973
Take-Two Interactive Software, Inc. * (a)                    925          21,728
                                                                     -----------
                                                                         182,250

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.98%
InterDigital Communication Corp. * (a)                     1,560          22,714
                                                                     -----------
TRUCKING & FREIGHT - 1.62%
Expeditores International of Washington,
   Inc.                                                    1,155          37,711
                                                                     -----------
TOTAL COMMON STOCK
(Cost: $1,670,366)                                                   $ 1,715,563
                                                                     -----------

                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                       ------           -----
SHORT TERM INVESTMENTS - 19.38%
Navigator Securities Lending Trust, 1.43%            $   450,338     $   450,338
                                                                     -----------
REPURCHASE AGREEMENTS - 6.80%
Repurchase Agreement with State Street Corp.,
   dated 12/31/2002 at 0.60%, to be repurchased
   at $158,005 on 01/02/2003, collateralized by
   $130,000 U.S. Treasury Bonds, 6.625% due
   02/15/2027 (valued at $164,816, including
   interest)                                         $   158,000     $   158,000
                                                                     -----------
TOTAL INVESTMENTS (SMALL-MID CAP GROWTH TRUST)
(Cost: $2,278,704)                                                   $ 2,323,901
                                                                     ===========


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


SMALL-MID CAP TRUST

                                                        SHARES          VALUE
                                                        ------          -----
COMMON STOCK - 75.28%
APPAREL & TEXTILES - 2.94%
Cintas Corp. (a)                                          60,650     $ 2,774,738
                                                                     -----------
AUTO SERVICES - 2.08%
Copart, Inc. * (a)                                       165,785       1,962,894
                                                                     -----------
BANKING - 5.17%
National Commerce Financial Corp. (a)                    124,570       2,970,994
Washington Federal, Inc.                                  76,680       1,905,498
                                                                     -----------
                                                                       4,876,492

BUSINESS SERVICES - 5.45%
Catalina Marketing Corp. * (a)                           102,535       1,896,897
Certegy, Inc. * (a)                                       91,105       2,236,628
CSG Systems International, Inc. *                         74,265       1,013,717
                                                                     -----------
                                                                       5,147,242

CHEMICALS - 3.82%
Valspar Corp. (a)                                         81,585       3,604,425
                                                                     -----------

COMPUTERS & BUSINESS EQUIPMENT - 2.10%
Henry, Jack & Associates, Inc. (a)                       164,875       1,985,095
                                                                     -----------
CONTAINERS & GLASS - 3.56%
Bemis Company, Inc. (a)                                   67,730       3,361,440
                                                                     -----------
DOMESTIC OIL - 3.03%
Devon Energy Corp. (a)                                    62,235       2,856,587
                                                                     -----------
ELECTRONICS - 5.91%
Teleflex, Inc.                                            58,920       2,527,079
Zebra Technologies Corp., Class A * (a)                   53,260       3,051,799
                                                                     -----------
                                                                       5,578,878

FINANCIAL SERVICES - 4.63%
Eaton Vance Corp. (a)                                     86,940       2,456,055
Equifax, Inc. (a)                                         82,945       1,919,347
                                                                     -----------
                                                                       4,375,402

FOOD & BEVERAGES - 1.34%
Tootsie Roll Industries, Inc. (a)                         41,274       1,266,286
                                                                     -----------
HEALTHCARE PRODUCTS - 2.10%
Diagnostic Products Corp.                                 51,440       1,986,613
                                                                     -----------
HEALTHCARE SERVICES - 6.49%
First Health Group Corp. * (a)                           114,685       2,792,580
IMS Health, Inc.                                         208,475       3,335,600
                                                                     -----------
                                                                       6,128,180

INDUSTRIAL MACHINERY - 1.96%
Donaldson Company, Inc. (a)                               51,400       1,850,400
                                                                     -----------
INSURANCE - 6.87%
Brown & Brown, Inc.                                       63,500       2,052,320
Cincinnati Financial Corp.                                59,940       2,250,747
Reinsurance Group of America, Inc. (a)                    80,645       2,183,867
                                                                     -----------
                                                                       6,486,934

PHARMACEUTICALS - 3.08%
King Pharmaceuticals, Inc. *                             168,950       2,904,251
                                                                     -----------
RETAIL TRADE - 5.54%
Regis Corp.                                               88,050     $ 2,288,420
Rent-A-Center, Inc. * (a)                                 58,850       2,939,557
                                                                     -----------
                                                                       5,227,977

SEMICONDUCTORS - 2.57%
Maxim Integrated Products, Inc. (a)                       73,390       2,424,806
                                                                     -----------
SOFTWARE - 3.11%
Fair Issac & Company, Inc. (a)                            68,832       2,939,126
                                                                     -----------
TRANSPORTATION - 3.53%
C. H. Robinson Worldwide, Inc. (a)                       106,790       3,331,848
                                                                     -----------
TOTAL COMMON STOCK
(Cost: $74,553,891)                                                  $71,069,614
                                                                     -----------


                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                       ------           -----
SHORT TERM INVESTMENTS - 24.38%
Cargill, Inc.
   1.20% due 01/02/2003                            $   700,000       $   699,976
Navigator Securities Lending Trust, 1.43%           19,318,624        19,318,624
UBS Americas, Inc.
   1.20% due 01/02/2003                              3,000,000         2,999,900
                                                                     -----------
                                                                     $23,018,500
                                                                     ===========

REPURCHASE AGREEMENTS - 0.34%
Repurchase Agreement with State Street Corp.,
   dated 12/31/2002 at 0.60%, to be
   repurchased at $318,011 on 01/02/2003,
   collateralized by $265,000 U.S. Treasury
   Bonds, 6.50% due 11/15/2026 (valued at
   $326,613, including interest)                   $   318,000       $   318,000
                                                                     -----------
TOTAL INVESTMENTS (SMALL-MID CAP TRUST)
(Cost: $97,890,391)                                                  $94,406,114
                                                                     ===========


INTERNATIONAL EQUITY SELECT TRUST

                                                        SHARES          VALUE
                                                        ------          -----
COMMON STOCK - 82.72%
DENMARK - 1.88%
Danske Bank A/S                                         75,300       $ 1,243,635
                                                                     -----------
FINLAND - 2.48%
Nokia AB Oyj                                           103,000         1,636,443
                                                                     -----------
FRANCE - 11.66%
Aventis SA                                              34,000         1,846,969
AXA                                                    123,000         1,649,783
Societe Generale                                        32,500         1,891,592
TotalFinaElf SA, B Shares                               16,200         2,312,194
                                                                     -----------
                                                                       7,700,538

GERMANY - 0.20%
Deutsche Bank AG NPV                                     1,300            59,849
Siemens AG NPV (a)                                       1,700            72,203
                                                                     -----------
                                                                         132,052


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                        SHARES          VALUE
                                                        ------          -----
IRELAND - 2.80%
Allied Irish Banks PLC                                   137,000     $ 1,847,620
                                                                     -----------
ITALY - 5.68%
Eni SPA (a)                                              168,600       2,678,683
San Paolo-IMI SPA (a)                                    165,200       1,074,120
                                                                     -----------
                                                                       3,752,803

JAPAN - 5.53%
Canon, Inc. (a)                                           47,200       1,776,558
Kao Corp.                                                 85,500       1,875,442
                                                                     -----------
                                                                       3,652,000

NETHERLANDS - 8.51%
ABN AMRO Holdings NV                                     108,300       1,769,486
Heineken NV                                               52,000       2,028,604
Royal Dutch Petroleum Company (a)                         41,500       1,825,707
                                                                     -----------
                                                                       5,623,797

SPAIN - 2.78%
Endesa SA (a)                                            157,000       1,835,801
                                                                     -----------
SWITZERLAND - 11.89%
Compagnie Financiere Richemont AG *                       33,000         615,574
Nestle SA                                                 12,000       2,542,115
Novartis AG                                               65,100       2,374,590
UBS AG                                                    47,700       2,317,576
                                                                     -----------
                                                                       7,849,855

UNITED KINGDOM - 29.31%
AstraZeneca Group PLC                                     49,000       1,750,814
Barclays PLC                                             371,500       2,302,028
BP PLC                                                   283,800       1,950,434
Cadbury Schweppes PLC                                    370,400       2,307,134
Diageo PLC                                               228,500       2,482,453
GlaxoSmithKline PLC                                      129,000       2,474,896
HSBC Holdings PLC                                        209,000       2,309,286
Tesco PLC                                                391,500       1,222,431
Unilever PLC                                             269,100       2,559,718
                                                                     -----------
                                                                      19,359,194

TOTAL COMMON STOCK
(Cost: $55,426,713)                                                  $54,633,738
                                                                     -----------


                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                       ------           -----
SHORT TERM INVESTMENTS - 11.27%
Navigator Securities Lending Trust, 1.43%            $ 7,440,954     $ 7,440,954
                                                                     -----------
REPURCHASE AGREEMENTS - 6.01%
Repurchase Agreement with State Street Corp.
   dated 12/31/2002 at 0.60%, to be
   repurchased at $3,969,132 on 01/02/2003,
   collateralized by $2,665,000 U.S. Treasury
   Bonds, 8.875% due 02/15/2019 (valued at
   $4,051,173, including interest)                   $ 3,969,000     $ 3,969,000
                                                                     -----------
TOTAL INVESTMENTS (INTERNATIONAL EQUITY
SELECT TRUST) (Cost: $66,836,667)                                    $66,043,692
                                                                     ===========


The Trust had the following five top industry concentrations at December 31, 2002 (as a percentage of total value of investments):

Financial Services                                          14.09%
Food & Beverages                                            11.27%
Drugs & Health Care                                          9.99%
Banking                                                      8.34%
Liquor                                                       6.83%

SELECT GROWTH TRUST

                                                        SHARES          VALUE
                                                        ------          -----
COMMON STOCK - 74.85%
ADVERTISING - 1.70%
Omnicom Group, Inc. (a)                                      700     $    45,220
                                                                     -----------
AEROSPACE - 2.77%
Honeywell International, Inc. (a)                          1,325          31,800
Lockheed Martin Corp. (a)                                    725          41,869
                                                                     -----------
                                                                          73,669

BANKING - 3.03%
Fifth Third Bancorp                                          675          39,521
Wells Fargo & Company                                        875          41,011
                                                                     -----------
                                                                          80,532

BIOTECHNOLOGY - 1.59%
Amgen, Inc. *                                                875          42,298
                                                                     -----------

BROADCASTING - 2.30%
Viacom, Inc., Class B * (a)                                1,500          61,140
                                                                     -----------

BUSINESS SERVICES - 1.40%
Automatic Data Processing, Inc.                              950          37,288
                                                                     -----------

CABLE AND TELEVISION - 2.38%
Comcast Corp.-Special Class A * (a)                        2,800          63,252
                                                                     -----------
COMPUTERS & BUSINESS EQUIPMENT - 4.87%
Cisco Systems, Inc. *                                      4,275          56,002
Dell Computer Corp. *                                      2,750          73,535
                                                                     -----------
                                                                         129,537

COSMETICS & TOILETRIES - 1.82%
Colgate-Palmolive Company                                    925          48,498
                                                                     -----------
ELECTRICAL EQUIPMENT - 3.14%
General Electric Company                                   3,425          83,399
                                                                     -----------
FINANCIAL SERVICES - 8.35%
Capital One Financial Corp. (a)                              675          20,061
Citigroup, Inc.                                            1,850          65,101
Federal Home Loan Mortgage Corp. (a)                         850          50,193
State Street Corp. (a)                                     1,175          45,825
The Goldman Sachs Group, Inc.                                600          40,860
                                                                     -----------
                                                                         222,040

FOOD & BEVERAGES - 3.25%
Anheuser-Busch Companies, Inc.                               825          39,930
PepsiCo, Inc.                                              1,100          46,442
                                                                     -----------
                                                                          86,372

HEALTHCARE PRODUCTS - 6.62%
Guidant Corp. *                                            1,525          47,046
Johnson & Johnson                                            875          46,996
Medtronic, Inc.                                            1,800          82,080
                                                                     -----------
                                                                         176,122

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                        SHARES          VALUE
                                                        ------          -----
HEALTHCARE SERVICES - 3.35%
HCA-The Healthcare Company (a)                             1,075     $    44,612
McKesson Corp.                                             1,650          44,600
                                                                     -----------
                                                                          89,212

INSURANCE - 3.80%
AFLAC, Inc.                                                1,025          30,873
American International Group, Inc.                         1,150          66,527
Travelers Property Casualty Corp., Class A * (a)              79           1,157
Travelers Property Casualty Corp., Class B * (a)             164           2,403
                                                                     -----------
                                                                         100,960

INTERNET SOFTWARE - 0.95%
Symantec Corp. * (a)                                         625          25,319
                                                                     -----------
PHARMACEUTICALS - 6.14%
Pfizer, Inc.                                               2,475          75,661
Pharmacia Corp.                                            1,025          42,845
Wyeth                                                      1,200          44,880
                                                                     -----------
                                                                         163,386

RETAIL TRADE - 5.91%
Costco Wholesale Corp. * (a)                               1,300          36,478
Home Depot, Inc.                                           2,225          53,311
The TJX Companies, Inc. (a)                                1,125          21,960
Wal-Mart Stores, Inc.                                        900          45,459
                                                                     -----------
                                                                         157,208

SEMICONDUCTORS - 2.44%
Analog Devices, Inc. *                                     1,200          28,644
Maxim Integrated Products, Inc.                            1,100          36,344
                                                                     -----------
                                                                          64,988

SOFTWARE - 4.78%
Microsoft Corp. *                                          1,700          87,890
Oracle Corp. *                                             3,625          39,150
                                                                     -----------
                                                                         127,040

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.85%
QUALCOMM, Inc. *                                             625          22,744
                                                                     -----------
TOYS, AMUSEMENTS & SPORTING GOODS - 1.57%
Mattel, Inc.                                               2,175          41,651
                                                                     -----------
TRUCKING & FREIGHT - 1.84%
United Parcel Service, Inc., Class B                         775          48,887
                                                                     -----------
TOTAL COMMON STOCK
(Cost: $2,354,806)                                                   $ 1,990,762
                                                                     -----------


                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                       ------           -----
SHORT TERM INVESTMENTS - 18.31%
Navigator Securities Lending Trust, 1.43%            $   486,895     $   486,895
                                                                     -----------
REPURCHASE AGREEMENTS - 6.84%
Repurchase Agreement with State Street Corp.,
   dated 12/31/2002 at 0.60%, to be repurchased
   at $182,006 on 01/02/2003, collateralized by
   $140,000 U.S. Treasury Bonds, 10.375% due
   11/15/2012 (valued at $189,271, including
   interest)                                         $   182,000     $   182,000
                                                                     -----------
TOTAL INVESTMENTS   (SELECT GROWTH TRUST)
(Cost: $3,023,701)                                                   $ 2,659,657
                                                                     ===========


GLOBAL EQUITY SELECT TRUST

                                                        SHARES          VALUE
                                                        ------          -----
COMMON STOCK - 87.51%
FINLAND - 1.30%
Nokia AB Oyj                                               2,300     $    36,542
                                                                     -----------
FRANCE - 8.16%
Aventis SA                                                 1,200          65,187
Societe Generale                                           1,100          64,023
TotalFinaElf SA, B Shares                                    700          99,910
                                                                     -----------
                                                                         229,120

GERMANY - 3.29%
Deutsche Bank AG NPV                                         900          41,434
Siemens AG NPV (a)                                         1,200          50,967
                                                                     -----------
                                                                          92,401

ITALY - 2.89%
Eni SPA (a)                                                5,100          81,028
                                                                     -----------
JAPAN - 1.95%
Kao Corp.                                                  2,500          54,837
                                                                     -----------
NETHERLANDS - 7.81%
ABN AMRO Holdings NV                                       5,200          84,961
Heineken NV                                                2,200          85,826
Royal Dutch Petroleum Company (a)                          1,100          48,392
                                                                     -----------
                                                                         219,179

SPAIN - 2.33%
Endesa SA (a)                                              5,600          65,481
                                                                     -----------
SWITZERLAND - 6.53%
Nestle SA                                                    400          84,737
Novartis AG                                                2,700          98,485
                                                                     -----------
                                                                         183,222

UNITED KINGDOM - 15.71%
AstraZeneca Group PLC                                      1,300          46,450
Barclays PLC                                              10,400          64,444
Cadbury Schweppes PLC                                      9,100          56,682
Diageo PLC                                                 6,700          72,790
GlaxoSmithKline PLC                                        2,100          40,289
HSBC Holdings PLC                                          5,300          58,561
Unilever PLC                                              10,700         101,780
                                                                     -----------
                                                                         440,996

UNITED STATES - 37.54%
Bank of America Corp.                                      1,000          69,570
Bank One Corp.                                             2,000          73,100
Citigroup, Inc.                                            1,800          63,342
Eli Lilly & Company                                        1,130          71,755
Exxon Mobil Corp.                                          2,000          69,880
First Data Corp.                                           1,600          56,656
General Electric Company                                   2,000          48,700
International Business Machines Corp.                        900          69,750
Johnson & Johnson                                          1,700          91,307
Merck & Company, Inc.                                      1,400          79,254
SBC Communications, Inc.                                   2,100          56,931
The Coca-Cola Company                                      2,000          87,640
The Procter & Gamble Company                               1,100          94,534
Verizon Communications, Inc.                               1,800          69,750
Wells Fargo & Company                                      1,100          51,557
                                                                     -----------
                                                                       1,053,726

TOTAL COMMON STOCK
(Cost: $2,773,907)                                                   $ 2,456,532
                                                                     ----------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                       ------           -----
SHORT TERM INVESTMENTS - 8.78%
Navigator Securities Lending Trust, 1.43%            $   246,482     $   246,482
                                                                     -----------
REPURCHASE AGREEMENTS - 3.71%
Repurchase Agreement with State Street Corp.
   dated 12/31/2002 at 0.60%, to be
   repurchased at $104,003 on 01/02/2003,
   collateralized by $90,000 U.S. Treasury
   Bonds, 6.25% due 08/15/2023 (valued at
   $108,506, including interest)                     $   104,000     $   104,000
                                                                     -----------
TOTAL INVESTMENTS   (GLOBAL EQUITY SELECT TRUST)
(Cost: $3,124,389)                                                   $ 2,807,014
                                                                     ===========


The Trust had the following five top industry concentrations at December 31, 2002 (as a percentage of total value of investments):

Banking                                                     12.23%
Food & Beverages                                            11.79%
Financial Services                                           8.78%
Drugs & Health Care                                          6.60%
Petroleum Services                                           6.05%

REAL ESTATE SECURITIES TRUST

                                                        SHARES          VALUE
                                                        ------          -----
COMMON STOCK - 92.36%
HOTELS & RESTAURANTS - 5.44%

Hilton Hotels Corp.                                      612,500    $  7,784,875
RFS Hotel Investors, Inc., REIT                          166,700       1,810,362
Starwood Hotels & Resorts Worldwide, Inc.                418,700       9,939,938
                                                                    ------------
                                                                      19,535,175

REAL ESTATE - 86.92%
AMB Property Corp., REIT                                  88,600       2,424,096
Apartment Investment & Management Company, Class A,
   REIT                                                  152,700       5,723,196
Archstone-Smith Trust, REIT                              778,200      18,318,828
Arden Realty, Inc., REIT                                 465,600      10,313,040
Avalon Bay Communities, Inc., REIT                       226,900       8,880,866
Boston Properties, Inc., REIT                            381,500      14,062,090
BRE Properties, Inc., Class A, REIT                      424,000      13,228,800
Brookfield Properties Corp.                              558,800      11,287,760
Camden Property Trust, REIT                              107,675       3,553,275
CarrAmerica Realty Corp., REIT                           418,600      10,485,930
Catellus Development Corp. *                             264,200       5,244,370
CenterPoint Properties Corp., REIT                       101,100       5,777,865
Chelsea Property Group, Inc., REIT                       451,100      15,026,141
Developers Diversified Realty, REIT                      471,800      10,374,882
Equity Residential Properties Trust, REIT                910,800      22,387,464
Essex Property Trust, REIT                                90,700       4,612,095
Gables Residential Trust, REIT                            57,900       1,443,447
General Growth Properties, Inc., REIT                    402,000      20,904,000
Highwoods Properties, Inc.                               154,700       3,418,870
Home Properties of New York, Inc., REIT                   51,100       1,760,395
Kimco Realty Corp., REIT                                 163,800       5,018,832
Liberty Property Trust, REIT (a)                         222,500       7,106,650
Mack-California Realty Corp., REIT                       343,300      10,401,990
Pan Pacific Retail Properties, Inc., REIT                195,500       7,141,615

REAL ESTATE - 86.92%
Prologis Trust, REIT                                     975,200    $ 24,526,280
Rouse Company, REIT                                      203,400       6,447,780
Simon Property Group, Inc., REIT                         823,200      28,046,424
SL Green Realty Corp., REIT                              218,000       6,888,800
Taubman Centers, Inc., REIT                              254,200       4,125,666
Town & Country Trust , REIT                                6,300         132,930
Trizec Properties, Inc., REIT                            122,500       1,150,275
United Dominion Realty Trust, Inc., REIT                 666,200      10,899,032
Vornado Realty Trust, REIT                               296,200      11,018,640
                                                                     -----------
                                                                     312,132,324

TOTAL COMMON STOCK
(Cost: $329,315,902)                                                $331,667,499
                                                                    ------------

                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                       ------           -----
SHORT TERM INVESTMENTS - 2.05%

Navigator Securities Lending Trust, 1.43%            $ 7,342,500    $  7,342,500
REPURCHASE AGREEMENTS - 5.59%
Repurchase Agreement with State Street
   Corp., dated 12/31/2002 at 0.60%, to
   be repurchased at $20,081,669 on
   01/02/2003, collateralized by
   $16,620,000 U.S. Treasury Bonds 6.5%
   due 01/15/2026 (valued at $20,484,150
   including interest)
                                                     $20,081,000    $ 20,081,000
                                                                    ------------
TOTAL INVESTMENTS   (REAL ESTATE SECURITIES TRUST)
(Cost: $356,739,402)                                                $359,090,999
                                                                    ============


CORE VALUE TRUST

                                                        SHARES          VALUE
                                                        ------          -----

COMMON STOCK - 73.25%
AEROSPACE - 7.92%
Boeing Company                                             1,750     $    57,732
General Dynamics Corp. (a)                                   940          74,608
Raytheon Company (a)                                       2,410          74,107
United Technologies Corp.                                    590          36,545
                                                                     -----------
                                                                         242,992

AIR TRAVEL - 1.33%
Southwest Airlines Company (a)                             2,925          40,658
                                                                     -----------
BANKING - 3.35%
Bank of America Corp.                                      1,475         102,616
                                                                     -----------
BROADCASTING - 3.45%
Viacom, Inc., Class B * (a)                                2,600         105,976
                                                                     -----------
CABLE AND TELEVISION - 2.74%
Comcast Corp.-Special Class A * (a)                        3,720          84,035
                                                                     -----------
CELLULAR COMMUNICATIONS - 1.67%
Nextel Communications, Inc., Class A * (a)                 4,440          51,282
                                                                     -----------
COMPUTERS & BUSINESS EQUIPMENT - 5.59%
Cisco Systems, Inc. *                                      4,820          63,142
Hewlett-Packard Company                                    6,235         108,240
                                                                     -----------
                                                                         171,382


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                        SHARES          VALUE
                                                        ------          -----
COSMETICS & TOILETRIES - 2.10%
The Procter & Gamble Company                                 750         $64,455
                                                                     -----------
DRUGS & HEALTH CARE - 2.73%
Cardinal Health, Inc. (a)                                  1,415          83,754
                                                                     -----------
ELECTRICAL EQUIPMENT - 2.15%
General Electric Company                                   2,705          65,867
                                                                     -----------
FINANCIAL SERVICES - 7.58%
Citigroup, Inc.                                            2,085          73,371
MBNA Corp.                                                 5,600         106,512
State Street Corp. (a)                                     1,350          52,650
                                                                     -----------
                                                                         232,533

FOOD & BEVERAGES - 3.92%
PepsiCo, Inc.                                              2,850         120,327
                                                                     -----------
HEALTHCARE PRODUCTS - 2.89%
Johnson & Johnson                                          1,650          88,621
                                                                     -----------
HEALTHCARE SERVICES - 3.11%
HCA-The Healthcare Company (a)                             2,300          95,450
                                                                     -----------
INSURANCE - 6.50%
American International Group, Inc.                         1,250          72,313
Marsh & McLennan Companies, Inc.                           2,750         127,077
                                                                     -----------
                                                                         199,390

PETROLEUM SERVICES - 6.33%
ChevronTexaco Corp.                                          543          36,099
ConocoPhillips                                             1,750          84,682
Exxon Mobil Corp.                                          2,100          73,374
                                                                     -----------
                                                                         194,155

PHARMACEUTICALS - 3.23%
Pfizer, Inc.                                               1,600          48,912
Wyeth                                                      1,345          50,303
                                                                     -----------
                                                                          99,215

RETAIL TRADE - 3.75%
Costco Wholesale Corp. *                                   2,185          61,311
Target Corp.                                               1,790          53,700
                                                                     -----------
                                                                         115,011

SOFTWARE - 2.91%
Microsoft Corp. *                                          1,725          89,182
                                                                     -----------
TOTAL COMMON STOCK
(Cost: $2,533,610)                                                   $ 2,246,901
                                                                     -----------


                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                       ------           -----
SHORT TERM INVESTMENTS - 18.73%
Navigator Securities Lending Trust, 1.43%            $   574,674     $   574,674
                                                                     -----------
REPURCHASE AGREEMENTS - 8.02%
Repurchase Agreement with State Street Corp.,
   dated 12/31/2002 at 1.00%, to be repurchased
   at $246,014 on 01/02/2003, collateralized by
   $170,000 U.S. Treasury Bonds, 8.75% due
   05/15/2020 (valued at $253,936, including
   interest)                                         $   246,000     $   246,000
                                                                     -----------
TOTAL INVESTMENTS   (CORE VALUE TRUST)
(Cost: $3,354,284)
                                                                     $ 3,067,575
                                                                     ===========

HIGH GRADE BOND TRUST

                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                       ------           -----
U.S. TREASURY OBLIGATIONS - 25.42%
U.S. TREASURY BONDS - 17.74%
5.25% due 11/15/2028 (a)                             $ 6,614,000     $ 6,908,270
6.00% due 02/15/2026                                   7,199,000       8,249,888
7.50% due 11/15/2016                                   4,042,000       5,285,861
                                                                     -----------
                                                                      20,444,019

U.S. TREASURY NOTES - 7.68%
2.25% due 07/31/2004 (a)                               8,732,000       8,846,608
                                                                     -----------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $28,802,243)                                                  $29,290,627
                                                                     -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 37.92%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 8.28%
2.875% due 09/15/2005 (a)                              9,362,000       9,541,170
                                                                     -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 29.64%
2.875% due 10/15/2005 (a)                                 54,000          55,026
FRN 5.095% due 12/01/2011                                101,883         106,428
5.25% due 04/15/2007                                  13,982,000      15,307,298
5.50% due 12/01/2031 - 12/01/2032                     12,974,733      13,255,844
6.375% due 06/15/2009                                  4,690,000       5,426,832
                                                                     -----------
                                                                      34,151,429

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $43,090,800)                                                  $43,692,598
                                                                     -----------

ASSET BACKED SECURITIES - 15.14%
AGRICULTURE - 0.27%
CNH Equipment Trust, Series 2001-B,
   Class A4, 4.45% due 04/15/2007
                                                         294,000         305,122
                                                                     -----------
AUTO SERVICES - 6.30%
Capital Auto Receivables Asset Trust,
   Series 2002-3, Class A3, 3.58% due
   10/16/2006                                          2,767,000       2,855,681
Carmax Auto Owner Trust, Series 2002-2,
   Class A4, 3.34% due 02/15/2008                      1,144,000       1,165,986
Ford Credit Auto Owner Trust, Series
   2002-A, Class A4A, FRN 4.36% due
   09/15/2006                                          1,723,000       1,804,502
National City Auto Receivables Trust,
   Series 2002-A, Class A4, 4.83% due
   08/15/2009                                          1,042,000       1,102,062
Onyx Acceptance Auto Trust, Series
   2002-A, Class A4, 4.60% due 10/15/2008                 94,000          99,322
   Series 2002-D, Class A4, 3.10% due
   07/15/2009                                            233,000         235,925
                                                                     -----------
                                                                       7,263,478

ELECTRIC UTILITIES - 0.34%
CPL Transition Funding LLC, Series
   2002-1, Class A5, 6.25% due 01/15/2017
                                                         354,000         390,935
                                                                     -----------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                       ------           -----
ENERGY - 5.66%
Comed Transitional Funding Trust, Series
   1998-1, Class A6, 5.63% due 06/25/2009               $166,000    $    181,159
Detroit Edison Securitization Funding
   LLC, Series 2001-1, Class A3, 5.875%
   due 03/01/2010                                        816,000         900,929
   Series 2001-1, Class A6, 6.62% due
   03/01/2016                                          2,367,000       2,699,743
PSE & G Transition Funding LLC, Series
   2001-1, Class A8, 6.89% due 12/15/2017
                                                       2,350,000       2,743,238
                                                                    ------------
                                                                       6,525,069

FINANCIAL SERVICES - 2.57%
WFS Financial 2002 1 Owner Trust, Series
   2002-1, Class A4A, 4.87% due
   09/20/2009                                          2,808,000       2,964,195
                                                                    ------------
TOTAL ASSET BACKED SECURITIES
(Cost: $17,187,175)                                                 $17,448,799
                                                                    ------------

SHORT TERM INVESTMENTS - 20.47%
Navigator Securities Lending Trust, 1.43%             23,591,444      23,591,444
                                                                    ------------
REPURCHASE AGREEMENTS - 1.05%
Repurchase Agreement with State Street Corp.,
   dated 12/31/2002 at 0.60%, to be
   repurchased at $1,206,040 on 01/02/2003,
   collateralized by $1,115,000 U.S. Treasury
   Notes, 4.875% due 02/15/2012 (valued at
   $1,233,469, including interest)                     1,206,000       1,206,000
                                                                    ------------

TOTAL INVESTMENTS   (HIGH GRADE BOND TRUST)
(Cost: $113,877,662)                                                $115,229,468
                                                                    ============


MONEY MARKET TRUST

                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                       ------           -----
U.S. TREASURY OBLIGATIONS - 16.78%
U.S. TREASURY BILLS - 16.78%
1.18% due 05/01/2003                                 $25,000,000    $ 24,901,667
1.225% due 05/15/2003                                 20,000,000      19,908,805
1.23% due 04/10/2003                                  38,000,000      37,871,465
1.35% due 03/06/2003                                   7,200,000       7,182,720
1.56% due 01/23/2003 - 02/06/2003                     50,000,000      49,934,133
1.57% due 01/16/2003                                  20,000,000      19,986,917
1.58% due 03/13/2003                                  30,000,000      29,906,517
1.595% due 03/13/2003                                 30,000,000      29,905,629
1.61% due 03/06/2003                                  20,000,000      19,942,755
1.64% due 01/16/2003                                  32,800,000      32,777,587
                                                                    ------------
                                                                     272,318,195

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $272,318,195)                                                $272,318,195
                                                                    ------------


                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                       ------           -----
U.S. GOVERNMENT AGENCY OBLIGATIONS - 66.65%
FEDERAL HOME LOAN BANK - 22.83%
1.21% due 02/12/2003                                 $62,100,000  $   62,012,336
1.23% due 02/05/2003 - 02/19/2003                     39,395,000      39,332,723
1.235% due 02/12/2003                                 30,000,000      29,956,775
1.24% due 02/05/2003                                  10,000,000       9,987,944
1.25% due 03/05/2003                                  25,000,000      24,945,313
1.26% due 03/07/2003                                  25,000,000      24,943,125
1.27% due 02/19/2003                                  16,603,000      16,574,300
1.64% due 03/07/2003                                  20,000,000      19,940,778
1.645% due 01/24/2003                                 23,900,000      23,874,882
1.655% due 01/24/2003                                 26,249,000      26,221,245
1.42% due 02/07/2003                                  50,000,000      49,927,028
1.425% due 02/07/2003                                 43,100,000      43,036,876
                                                                  --------------
                                                                     370,753,325

FEDERAL HOME LOAN MORTGAGE CORPORATION - 25.17%
1.23% due 01/17/2003 - 04/03/2003                    142,386,000     142,068,267
1.26% due 02/13/2003                                  40,000,000      39,939,800
1.27% due 03/31/2003                                  30,000,000      29,905,808
1.273% due 03/20/2003                                 50,000,000      49,862,146
1.275% due 03/20/2003                                 25,000,000      24,930,938
1.43% due 01/30/2003                                  25,000,000      24,971,201
1.46% due 01/02/2003                                  39,400,000      39,398,402
1.65% due 01/16/2003                                  15,600,000      15,589,275
1.69% due 01/16/2003                                  17,000,000      16,988,029
1.27% due 03/20/2003                                  25,000,000      24,931,208
                                                                  --------------
                                                                     408,585,074

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 18.65%
1.235% due 03/07/2003                                 50,000,000      49,888,507
1.25% due 03/07/2003                                  45,000,000      44,898,438
1.27% due 02/05/2003                                  25,000,000      24,969,132
1.28% due 04/01/2003                                  40,000,000      39,872,000
1.58% due 01/22/2003                                  31,000,000      30,971,428
1.65% due 01/29/2003 - 03/19/2003                     75,000,000      74,791,458
1.67% due 03/05/2003                                  25,000,000      24,926,938
1.695% due 01/08/2003                                 12,422,000      12,417,906
                                                                  --------------
                                                                     302,735,807

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $1,082,074,206)                                            $1,082,074,206
                                                                  --------------


FOREIGN GOVERNMENT OBLIGATIONS - 3.08%
GOVERNMENT OF CANADA - 3.08%
1.30% due 01/09/2003                                  50,000,000      49,985,556
                                                                  --------------

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $49,985,556)                                               $   49,985,556
                                                                  --------------

COMMERCIAL PAPER - 13.02%
AGRICULTURE - 2.15%
Cargill, Inc.,
   1.30% due 01/10/2003                               35,000,000      34,988,625
                                                                  --------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                       ------           -----
BANKING - 2.96%
Bank Of Nova Scotia,
   1.30% due 01/07/2003                               $8,000,000      $7,998,267
Wells Fargo & Company,
   1.28% due 01/09/2003                               40,000,000      39,988,622
                                                                  --------------
                                                                      47,986,889

FINANCIAL SERVICES - 4.62%
State Street Boston Corp.,
   1.25% due 01/21/2003 (b)                           30,000,000      29,979,167
UBS Finance, Inc.,
   1.30% due 01/16/2003                               45,000,000      44,975,625
                                                                  --------------
                                                                      74,954,792

FOOD & BEVERAGES - 2.37%
The Coca-Cola Company,
   1.28% due 01/06/2003                               38,500,000      38,493,155
                                                                  --------------
PLASTICS - 0.92%
Bemis Company, Inc.,
   1.32% due 01/14/2003                               15,000,000      14,992,850
                                                                  --------------
TOTAL COMMERCIAL PAPER
(Cost: $211,416,311)                                                $211,416,311
                                                                    ------------

REPURCHASE AGREEMENTS - 0.47%
Repurchase Agreement with State Street
   Corp., dated 12/31/2002 at 1.00%, to
   be repurchased at $7,690,427 on
   01/02/2003, collateralized by
   $5,590,000 U.S. Treasury Bonds 7.625%
   due 02/15/2025 (valued at $7,846,672
   including interest)                                 7,690,000       7,690,000
                                                                  --------------
TOTAL INVESTMENTS   (MONEY MARKET TRUST)
(Cost: $1,623,484,268)                                            $1,623,484,268
                                                                  ==============

SMALL CAP INDEX TRUST

                                                        SHARES          VALUE
                                                        ------          -----
COMMON STOCK - 75.93%
ADVERTISING - 0.16%
Avenue A., Inc. *                                          3,291     $     9,544
DoubleClick, Inc. *                                       11,592          65,611
Grey Global Group, Inc.                                       76          46,443
                                                                  --------------
                                                                         121,598

AEROSPACE - 0.70%
AAR Corp. *                                                3,875          19,956
Aeroflex, Inc. *                                           5,788          39,937
BE Aerospace, Inc. *                                       5,206          18,950
Curtiss Wright Corp.                                         971          61,969
DRS Technologies, Inc. *                                   1,534          48,060
EDO Corp.                                                  1,399          29,071
Esterline Technologies Corp. *                             1,923          33,980
GenCorp, Inc.                                              2,995          23,720
Heico Corp.                                                1,606          17,040
Integral Systems, Inc. *                                     930          18,647
Moog, Inc., Class A *                                      1,521          47,212
Orbital Sciences Corp., Class A * (a)                      4,755          20,066
Teledyne Technologies, Inc. *                              3,240     $    50,803
United Defense Industries, Inc. *                          1,997          46,530
Viasat, Inc. * (a)                                         2,224          25,665
Woodward Governor Company                                    814          35,409
                                                                  --------------
                                                                         537,015

AGRICULTURE - 0.12%
Cadiz, Inc. * (a)                                          3,146           1,731
Delta & Pine Land Company                                  3,642          74,333
Tejon Ranch Company *                                        653          19,394
                                                                  --------------
                                                                          95,458

AIR TRAVEL - 0.31%
Airtran Holdings, Inc. *                                   6,968          27,175
Alaska Air Group, Inc. *                                   2,278          49,318
Atlantic Coast Airlines Holdings, Inc. *                   4,260          51,248
Atlas Air, Inc. *                                          3,791           5,724
Aviall Inc. * (a)                                          2,440          19,642
ExpressJet Holdings, Inc. *                                3,251          33,323
Frontier Airlines, Inc. *                                  3,880          26,229
Mesa Air Group, Inc. *                                     3,542          14,416
UAL Corp. * (a)                                            6,704           9,587
                                                                  --------------
                                                                         236,662

APPAREL & TEXTILES - 1.07%
Angelica Corp.                                               950          19,617
Brown Shoe, Inc.                                           1,802          42,942
Finish Line, Inc. *                                        1,892          19,961
G & K Services, Class A                                    1,905          67,439
Interface, Inc., Class A                                   4,688          14,392
K-Swiss, Inc., Class A                                     1,248          27,094
Kellwood Company                                           2,569          66,794
Maxwell Shoe, Inc. *                                       1,701          19,766
Movado Group, Inc.                                         1,045          19,656
Nautica Enterprises, Inc. *                                2,586          28,730
Oakley, Inc. *                                             2,621          26,918
Oneida, Ltd.                                               1,509          16,644
Oshkosh B'Gosh, Inc., Class A                              1,222          34,277
Oxford Industries, Inc.                                      904          23,188
Phillips Van Heusen Corp.                                  2,393          27,663
Quiksilver, Inc. *                                         1,859          49,561
Russell Corp.                                              2,439          40,829
Skechers United States of America, Inc., Class A *         1,529          12,981
Stage Stores, Inc. *                                       2,146          45,152
Stride Rite Corp.                                          4,274          30,645
The Gymboree Corp. *                                       2,350          37,271
Unifi, Inc. *                                              5,324          27,951
Vans, Inc. *                                               2,994          17,006
Wellman, Inc.                                              3,292          44,409
Wolverine World Wide, Inc.                                 4,281          64,686
                                                                  --------------
                                                                         825,572

AUTO PARTS - 0.54%
Collins & Aikman Corp. *                                   2,385          10,613
CSK Auto Corp. * (a)                                       2,721          29,931
Federal Signal Corp.                                       4,503          87,448
Insurance Auto Auctions, Inc. *                            1,310          21,733
Keystone Automotive Industries, Inc. *                     1,304          19,586
Modine Manufacturing Company                               2,755          48,709
Raytech Corp. *                                            4,222          24,065
Sports Resorts International, Inc. * (a)                   3,161          18,555
Strattec Security Corp. *                                    342          16,396


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                        SHARES          VALUE
                                                        ------          -----
AUTO PARTS - CONTINUED
Superior Industries International, Inc.                    2,083     $    86,153
TBC Corp. *                                                1,930          23,179
Tower Automotive, Inc. *                                   6,766          30,447
                                                                     -----------
                                                                         416,815

AUTO SERVICES - 0.09%
Dollar Thrifty Automotive Group, Inc. * (a)                2,441          51,627
Lithia Motors, Inc., Class A *                             1,168          18,326
                                                                     -----------
                                                                          69,953

AUTOMOBILES - 0.36%
Dura Automotive Systems, Inc. *                            1,600          16,064
Monaco Coach Corp. *                                       2,488          41,176
Monro Muffler Brake, Inc. *                                  584           9,870
Oshkosh Truck Corp., Class B                               1,434          88,191
Spartan Motors, Inc.                                       1,039          11,824
Tenneco Automotive, Inc. *                                 3,651          14,750
Thor Industries, Inc. (a)                                  1,490          51,301
United Auto Group, Inc. * (a)                              1,566          19,528
Wabash National Corp. * (a)                                2,856          23,933
                                                                     -----------
                                                                         276,637

BANKING - 7.82%
1St Source Corp.                                           1,498          25,092
ABC Bancorp                                                1,767          22,883
Alabama National BanCorp                                     913          39,716
Allegiant Bancorp, Inc.                                    1,110          20,234
American Financial Holdings, Inc.                          2,089          62,419
American National Bankshares, Inc. (a)                       576          14,976
Anchor BanCorp Wisconsin, Inc.                             1,834          38,056
Arrow Financial Corp.                                        640          19,693
Banc Corp.                                                 2,494          19,353
Bancfirst Corp.                                              225          10,575
Bank Granite Corp.                                         1,366          23,905
Bank Mutual Corp.                                            995          23,014
Bank Of The Ozarks, Inc.                                     666          15,611
Bankatlantic Bancorp, Inc., Class A                        3,691          34,880
BankUnited Financial Corp., Class A *                      2,010          32,522
Banner Corp.                                               1,126          21,236
Bay View Capital Corp. *                                   7,040          40,480
Berkshire Hill Bancorp, Inc.                                 886          20,865
Boston Private Financial Holdings, Inc.                    1,690          33,563
Bostonfed Bancorp Inc.                                       462          12,335
Brookline Bancorp, Inc.                                    5,194          61,809
Bryn Mawr Bank Corp.                                         464          16,996
Bsb Bancorp Inc.                                           1,133          23,759
Camden National Corp.                                      1,006          24,345
Capital City Bank Group, Inc.                                685          26,845
Capitol Bancorp, Ltd.                                      1,014          23,525
Cascade Bancorp                                            1,575          21,767
Cathay Bancorp, Inc.                                       1,491          56,643
CB Bancshares, Inc.                                          415          17,646
CCBT Financial Companies, Inc.                             1,020          26,194
Central Coast Bancorp * (a)                                  922          18,219
Century Bancorp, Inc.                                        562          14,904
CFS Bancorp, Inc.                                          1,614          23,080
Chemical Financial Corp.                                   2,255          72,498
Chittenden Corp.                                           2,754          70,172
Citizens First Bancorp, Inc.                                 963          20,280
City Holding Company                                       1,477          41,725
CityBank                                                     775          19,181
Coastal Bancorp, Inc.                                        557          18,019
Coastal Financial Corp.                                    1,409          19,219
CoBiz, Inc.                                                  845         12,548
Columbia Bancorp                                             949          20,906
Columbia Banking System, Inc. *                            1,614          20,353
Commercial Federal Corp.                                   4,195          97,953
Commonwealth Bancorp, Inc.                                   635          29,445
Community Banks, Inc.                                        669          18,531
Community First Bankshares, Inc.                           3,771          99,781
Community Trust Bancorp, Inc.                              1,410          35,447
Connecticut Bancshares, Inc.                                 893          34,336
Corus Bankshares, Inc.                                       765          33,400
CPB, Inc.                                                  1,252          34,367
CVB Financial Corp.                                        2,608          66,321
Digital Insight Corp. *                                    3,210          27,895
Dime Community Bancorp, Inc.                               2,269          43,451
East West Bancorp, Inc.                                    2,135          77,031
F & M Bancorp                                                987          31,584
Farmers Capital Bank Corp.                                   715          23,774
Fidelity Bankshares, Inc.                                  1,458          26,098
Financial Institutions, Inc.                                 655          19,231
First Bancorp                                                835          19,631
First Bancorp Puerto Rico                                  3,064          69,246
First Busey Corp.                                            607          13,997
First Citizens Bancshares, Inc.                              470          45,402
First Commonwealth Financial Corp.                         5,715          65,722
First Community Bancorp                                      829          27,300
First Community Bancshares, Inc.                             843          25,931
First Defiance Financial Corp.                             1,095          20,696
First Essex Bancorp, Inc.                                    721          24,081
First Federal Capital Corp.                                1,615          31,184
First Financial BanCorp                                    3,531          57,877
First Financial Bankshares, Inc.                           1,144          43,472
First Financial Corp.                                        674          32,777
First Indiana Corp.                                        1,185          21,946
First Merchants Corp.                                      1,280          29,171
First National Corp.                                         914          21,936
First Niagara Financial Group, Inc. (a)                      866          22,620
First Oak Brook Bancshares, Inc., Class A                    506          15,899
First of Long Island Corp.                                   474          17,301
First Place Financial Corp.                                1,371          22,800
First Sentinel Bancorp, Inc.                               2,535          36,479
First South Bancorp, Inc. (a)                                427          15,193
Firstfed America Bancorp, Inc.                               760          18,886
Flagstar Bancorp, Inc. (a)                                 1,285          27,756
FNB Corp. (a)                                                812          19,269
Frontier Financial Corp.                                   1,337          34,200
GBC Bancorp                                                  759          14,694
German American Bancorp                                    1,225          19,049
Glacier Bancorp, Inc.                                      1,619          38,161
Gold Banc Corporation, Inc. (a)                            3,388          33,612
Granite State Bankshares, Inc.                               497          21,714
Great Southern Bancorp, Inc. (a)                             549          20,176
Hancock Holding Company                                    1,196          53,401
Hanmi Financial Corp. * *                                    881          14,774
Harleysville National Corp.                                1,736          46,386
Hudson River Bancorp, Inc.                                 1,432          35,442
Humboldt Bancorp                                           1,448          15,204
Iberiabank Corp.                                             576          23,132
Independent Bank Corp. - MA                                1,093          24,920
Independent Bank Corp. - MI                                1,085          32,832
Integra Bank Corp.                                         1,757          31,310
Interchange Financial Services Corp.                       1,272          20,479
Irwin Financial Corp. (a)                                  1,534          25,311
Lakeland Bancorp, Inc. (a)                                 1,294          23,124
Lakeland Financial Corp.                                     682          15,993


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                        SHARES          VALUE
                                                        ------          -----
BANKING - CONTINUED
Local Financial Corp. *                                    1,753     $    25,681
LSB Bancshares, Inc.                                       1,324          21,449
Macatawa Bank Corp.                                        1,073          21,299
MAF Bancorp, Inc.                                          1,646          55,849
Main Street Banks, Inc. (a)                                  943          18,106
MainSource Financial Group, Inc.                             838          20,119
MassBank Corp.                                               550          15,565
MB Financial, Inc.                                         1,049          36,495
Merchants Bancshares, Inc.                                   618          13,930
Mid-State Bancshares                                       2,209          36,276
Midwest Banc Holdings, Inc.                                  910          17,245
Nara Bancorp Inc.                                            566          11,756
National Penn Bancshares, Inc.                             1,677          44,520
NBC Capital Corp.                                            680          17,136
Net.B@nk, Inc. *                                           4,771          46,183
Northwest Bancorp, Inc.                                      829          12,261
Old Second Bancorp, Inc.                                     703          26,011
Omega Financial Corp.                                        778          27,891
Oriental Financial Group, Inc.                               969          23,818
Pacific Capital Bancorp                                    3,356          85,410
Pacific Northwest Bancorp                                  1,550          38,750
Pacific Union Bank *                                       1,538          17,702
Parkvale Financial Corp.                                     860          19,823
Peapack Gladstone Financial, Corp. (a)                       621          21,269
Pennrock Financial Services, Corp.                           775          21,506
Peoples Bancorp, Inc. (a)                                    749          19,174
Peoples Holding Company                                      582          23,717
PFF Bancorp, Inc.                                          1,125          35,156
Port Financial Corp.                                         460          20,525
PrivateBankcorp, Inc. (a)                                    366          13,853
Prosperity Bancshares, Inc.                                1,426          27,094
Provident Bankshares Corp.                                 2,189          50,590
Quaker City Bancorp, Inc. *                                  376          12,382
R & G Financial Corp., Class B                             1,450          33,713
Republic Bancorp, Inc.                                     5,410          63,676
Republic Bancorp, Inc., Class A                              918          10,346
Republic Bancshares, Inc. *                                  810          15,917
Riggs National Corp.                                       1,623          25,140
Royal Bancshares Pennsylvania, Inc., Class A                 696          14,894
S & T Bancorp, Inc.                                        2,378          59,571
S Y Bancorp, Inc. (a)                                        529          19,626
Sandy Spring Bancorp, Inc.                                 1,401          44,132
Seacoast Banking Corp. *                                     993          18,708
Second Bancorp, Inc.                                         674          17,861
Simmons 1St National Corp., Class A                          742          27,194
South Financial Group, Inc. (a)                            3,990          82,433
Southwest BanCorp of Texas, Inc. *                         2,799          80,639
Southwest Bancorp, Inc.                                      740          19,233
St. Francis Capital Corp.                                    767          17,963
State Bancorp, Inc.                                          983          17,694
Staten Islands Bancorp, Inc.                               5,159         103,902
Sterling Bancorp                                           1,196          31,479
Sterling Bancshares, Inc.                                  3,701          45,226
Sterling Financial Corp.                                   1,711          40,465
Sterling Financial Corp. *                                 1,101          20,721
Suffolk Bancorp                                              988          31,241
Summit Bankshares, Inc.                                    1,036          20,202
Sun Bancorp, Inc. (a)                                        714          13,053
Superior Financial Corp. *                                   875          16,075
Susquehanna Bancshares, Inc.                               3,700          77,112
Texas Regional Bancshares, Inc., Class A                   2,070          73,570
The Trust Company of New Jersey                            1,714          47,702
Tompkins Trustco, Inc.                                       676          29,812
Trico Bancshares                                             648          15,941
Troy Financial Corp. (a)                                     690     $    18,616
TrustCo Bank Corp.                                         7,018          75,654
U.S.B. Holding Company, Inc.                               1,204          21,311
UCBH Holdings, Inc.                                        1,576          66,901
Umpqua Holdings Corp. (a)                                  3,922          71,576
Union Bankshares Corp.                                       776          21,146
United Bankshares, Inc.                                    3,342          97,122
United Community Banks, Inc.                               1,676          40,844
United National Bancorp                                    1,648          37,986
Unizan Financial Corp.                                     2,083          41,139
Virginia Financial Group, Inc. (a)                           741          22,082
W Holding Company, Inc.                                    4,211          69,103
Warwick Community Bancorp                                    492          13,938
Washington Trust Bancorp, Inc.                             1,338          26,131
Waypoint Financial Corp.                                   3,125          55,625
Wesbanco, Inc. (a)                                         1,938          45,330
West Coast Bancorp                                         1,597          24,195
Wintrust Financial Corp. (a)                               1,480          46,354
Yardville National Bancorp                                   705          12,154
                                                                     -----------
                                                                       6,032,161

BIOTECHNOLOGY - 1.25%
Acacia Research Corp. * (a)                                1,174           4,273
Adolor Corp. * (a)                                         3,093          42,436
Applera Corp. - Celera Genomics Group *                    6,935          66,229
Arena Pharmaceuticals, Inc. *                              2,499          16,269
Biosite, Inc. * (a)                                        1,175          39,974
CIMA Laboratories, Inc. * (a)                              1,539          37,230
Covance, Inc. *                                            5,943         146,138
Exelixis, Inc. * (a)                                       4,682          37,456
Integra Lifesciences Holdings, Inc. *                      2,069          36,518
Intermune, Inc. * (a)                                      2,548          64,999
Kosan Biosciences, Inc. *                                  2,372          14,398
Lexicon Genetics, Inc. *                                   3,250          15,373
Medicines Company * (a)                                    2,473          39,617
Myriad Genetics, Inc. * (a)                                2,333          34,062
Neose Technologies, Inc. * (a)                             1,162          10,307
Neurocrine Biosciences, Inc. *                             2,698         123,191
Sangstat Medical Corp. *                                   2,590          29,267
Serologicals Corp. *                                       2,455          27,005
Tanox, Inc. * (a)                                          2,597          23,503
Telik, Inc. *                                              3,196          37,265
Transkaryotic Therapies, Inc. * (a)                        2,931          29,017
Trimeris, Inc. * (a)                                       1,413          60,886
Tularik, Inc. * (a)                                        4,255          31,742
                                                                     -----------
                                                                         967,155

BROADCASTING - 0.35%
Acacia Research Corp. * (a)                                2,104           5,071
Crown Media Holdings, Inc., Class A *                      2,960           6,690
Gray Television, Inc., Class A (a)                         1,328          15,737
LodgeNet Entertainment Corp. *                             1,613          17,227
Mediacom Communications Corp., Class A *                   5,740          50,569
Paxson Communications Corp. *                              3,477           7,163
Regent Communications, Inc. *                              2,392          14,137
Saga Communications, Inc., Class A *                       1,471          27,949
Salem Communications Corp., Class A *                        914          22,822
Sinclair Broadcast Group, Inc., Class A *                  2,724          31,680
Sirius Satellite Radio, Inc. * (a)                         5,586           3,575
Spanish Broadcasting Systems, Inc., Class A *              3,673          26,445
XM Satellite Radio Holdings, Inc., Class A * (a)           6,662          17,921
Young Broadcasting, Inc., Class A *                        1,747          23,008
                                                                     -----------
                                                                         269,994

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                        SHARES          VALUE
                                                        ------          -----
BUILDING MATERIALS & CONSTRUCTION - 0.80%
Apogee Enterprises, Inc.                                   3,356     $    30,040
Butler Manufacturing Company                                 729          14,106
Dycom Industries, Inc. *                                   4,981          65,998
ElkCorp                                                    2,074          35,880
EMCOR Group, Inc. *                                        1,412          74,850
Griffon Corp. *                                            2,597          35,371
Haemonetics Corp. *                                        1,924          41,289
Hughes Supply, Inc.                                        2,375          64,885
Lennox International, Inc.                                 3,993          50,112
LSI Industries, Inc.                                       1,793          24,833
NCI Building Systems, Inc. *                               1,733          37,814
Nortek Holdings, Inc. *                                      708          32,391
Standard-Pacific Corp.                                     2,955          73,136
Trex Company, Inc. *                                         578          20,404
U.S. Concrete, Inc. *                                      2,601          14,228
                                                                     -----------
                                                                         615,337

BUSINESS SERVICES - 4.16%
ABM Industries, Inc.                                       3,903          60,496
Administaff, Inc. * (a)                                    2,418          14,508
Advanced Marketing Services, Inc.                          1,632          23,990
ADVO, Inc. *                                               1,748          57,387
American Management Systems, Inc. *                        4,039          48,428
Answerthink Consulting Group *                             5,373          13,432
Anteon International Corp. *                               1,641          39,384
Arbitron, Inc. *                                           2,962          99,227
Banta Corp.                                                2,350          73,484
Black Box Corp.                                            2,042          91,482
Bowne & Company, Inc.                                      3,448          41,204
Bright Horizons Family Solutions, Inc. *                   1,089          30,623
Central Parking Corp.                                      1,899          35,815
Charles River Associates, Inc. *                           1,196          16,935
Coinstar, Inc. *                                           2,307          52,254
Compucom Systems, Inc. *                                   2,960          16,606
Compucredit Corp. * (a)                                    1,850          13,080
Computer Horizons Corp. *                                  5,173          16,916
Cornell Corrections, Inc. *                                1,745          15,705
Corporate Executive Board Company *                        3,465         110,603
Costar Group, Inc. *                                       1,584          29,225
Digimarc Corp. * *                                         1,046          11,862
eFunds Corp. *                                             5,016          45,696
Electro Rent Corp. *                                       1,569          19,018
Ennis Business Forms Inc.                                  1,851          21,509
Entrust Technologies, Inc. *                               4,862          16,336
FactSet Research Systems, Inc.                             1,977          55,890
Fidelity National Information Solutions, Inc. * (a)        1,454          25,081
First Consulting Group *                                   2,110          12,154
Forrester Research, Inc. *                                 1,657          25,799
FTI Consulting, Inc. * (a)                                 2,093          84,034
Gartner Group, Inc., Class A * (a)                         8,228          75,698
GSI Commerce, Inc. * (a)                                   2,672           9,753
Healthcare Services Group Inc. *                           1,131          14,748
Heidrick & Struggles International, Inc. * (a)             1,677          24,602
Hooper Holmes, Inc.                                        5,044          30,970
Information Holdings, Inc. *                               1,243          19,291
Information Resources, Inc. *                              3,678           5,885
Insight Enterprises, Inc. *                                4,435          36,855
ITT Educational Services, Inc. *                           4,120          97,026
Kelly Services, Inc., Class A                              1,689          41,735
Kendle International, Inc. *                               1,431          12,594
Korn/Ferry International * (a)                             4,131          30,900
Kroll, Inc. *                                              2,618          49,951
Kronos, Inc. *                                             1,971          72,907
Labor Ready, Inc. *                                        4,126          26,489
Learning Tree International, Inc. * (a)                    1,249          17,111
Legato Systems, Inc. *                                     8,802          44,274
Lightbridge, Inc. *                                        3,367          20,707
MAXIMUS, Inc. * (a)                                        1,716          44,788
McGrath Rentcorp                                             972          22,589
MedQuist, Inc. *                                             852          17,262
Memberworks, Inc. *                                          824          14,816
MPS Group, Inc. *                                          9,083          50,320
Navigant Consulting Company *                              5,316          31,364
New England Business Service, Inc.                           984          24,010
On Assignment, Inc. *                                      2,211          18,838
Paxar Corp. *                                              3,147          46,418
Penton Media, Inc. *                                       1,839           1,251
Pre-Paid Legal Services, Inc. * (a)                        1,271          33,300
PRG-Shultz International, Inc. * (a)                       3,885          34,576
Probusiness Services, Inc. *                               2,396          23,960
Quest Software, Inc. * (a)                                 3,617          37,291
R.H. Donnelley Corp. *                                     2,574          75,444
Rent-Way, Inc. *                                           3,383          11,841
Resource America, Inc.                                     1,600          14,418
Resources Connection, Inc. *                               2,038          47,302
Right Management Consultants, Inc. *                       1,416          18,762
Rollins, Inc.                                              1,501          38,200
Sapient Corp. *                                            8,769          17,976
Scansource, Inc. * (a)                                       436          21,495
Seachange International, Inc. *                            3,023          18,591
Sonicwall, Inc. *                                          5,327          19,337
Sothebys Holdings, Inc., Class A *                         4,965          44,685
SOURCECORP, Inc. *                                         1,809          33,629
Spherion Corp. *                                           6,443          43,168
SRA International, Inc., Class A *                           458          12,407
StarTek, Inc. *                                            1,082          29,863
Surmodics, Inc. * (a)                                      1,294          37,112
Systems & Computer Technology Corp. *                      2,989          25,705
Teletech Holdings, Inc. *                                  3,959          28,742
TETRA Technologies, Inc. *                                 5,162          62,976
The InterCept Group, Inc. * (a)                            1,620          27,428
Tier Technologies Inc., Class B *                          1,485          23,760
URS Corp. *                                                2,262          32,188
Vastera, Inc. * (a)                                        3,943          22,282
Volt Information Sciences, Inc. *                            777          13,287
Wallace Computer Series, Inc.                              3,636          78,210
Water Pik Technology, Inc. *                               1,643          12,076
Watson Wyatt & Company Holdings, Class A *                 2,083          45,305
Websense, Inc. *                                           2,179          46,546
Wind River Systems, Inc. *                                 6,677          27,376
Wireless Facilities, Inc. *                                2,203          13,240
Zomax Optical Media, Inc. *                                3,987          16,945
                                                                     -----------
                                                                       3,210,738

CABLE AND TELEVISION - 0.08%
Insight Communications Company, Inc., Class A *            4,141          51,266
TiVo, Inc. * (a)                                           1,963          10,266
                                                                     -----------
                                                                          61,532

CELLULAR COMMUNICATIONS - 0.10%
AirGate PCS, Inc. * (a)                                    1,715           1,063
Alamosa Holdings, Inc. *                                   4,938           2,568
Nextel Partners, Inc., Class A *                           6,612          40,135
UbiquiTel, Inc. *                                          5,974           2,390
US Unwired, Inc., Class A *                                6,705           3,285
Western Wireless Corp., Class A * (a)                      5,617          29,770
                                                                     -----------
                                                                          79,211

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                        SHARES          VALUE
                                                        ------          -----
CHEMICALS - 2.25%
A. Schulman, Inc.                                          3,007     $    55,960
Airgas, Inc. *                                             5,325          91,856
Albany Molecular Research, Inc. *                          2,260          33,428
AmCol International Corp.                                  2,977          17,267
Arch Chemicals, Inc.                                       2,056          37,522
Cabot Microelectronics Corp. * (a)                         2,176         102,707
Calgon Carbon Corp.                                        4,629          22,867
Cambrex Corp.                                              2,158          65,193
Crompton Corp.                                            11,560          68,782
Cytec Industries, Inc. *                                   3,691         100,690
Dionex Corp. *                                             1,729          51,369
Ferro Corp.                                                3,013          73,608
FMC Corp. *                                                2,837          77,507
Georgia Gulf Corp.                                         2,552          59,053
Great Lakes Chemical Corp.                                 3,488          83,293
H.B. Fuller Company                                        2,731          70,678
MacDermid, Inc.                                            2,488          56,851
Martek Biosciences Corp. * (a)                             2,135          53,717
Material Sciences Corp. *                                  1,064          13,768
Millennium Chemicals, Inc.                                 5,985          56,977
Minerals Technologies, Inc.                                2,026          87,422
Octel Corp.                                                1,026          16,211
Olin Corp.                                                 4,786          74,422
Omnova Solutions, Inc. *                                   5,318          21,432
Penford Corp.                                              1,338          18,852
Polyone Corp.                                              7,773          30,470
Quaker Chemical Corp.                                        755          17,516
Solutia, Inc.                                             10,657          38,685
Stepan Chemical Company                                      793          19,825
Techne Corp. * (a)                                         3,901         111,444
TETRA Technologies, Inc. *                                 1,372          29,320
Valhi, Inc.                                                1,758          14,591
W. R. Grace & Company *                                    8,127          15,929
WD-40 Company                                              1,669          44,095
                                                                     -----------
                                                                       1,733,307

COAL - 0.21%
Arch Coal, Inc.                                            4,529          97,781
Massey Energy Corp.                                        6,247          60,721
                                                                     -----------
                                                                         158,502

COLLEGES & UNIVERSITIES - 0.18%
Corinthian Colleges, Inc. *                                3,616         136,902
                                                                     -----------
COMPUTERS & BUSINESS EQUIPMENT - 2.46%
Advanced Digital Information Corp. *                       6,799          45,621
Aether Systems, Inc. * (a),                                5,696          21,417
Allen Telecom, Inc. * (a)                                  2,547          24,120
Applied Films Corp. * (a)                                  1,023          20,450
Benchmark Electronics, Inc. * (a)                          2,295          65,775
CACI International, Inc., Class A *                        2,723          97,048
Cognizant Technology Solutions Corp., Class
   A * (a)                                                   836          60,384
Computer Network Technology Corp. * (a)                    2,534          17,991
Concurrent Computer Corp. *                                7,578          21,825
Cray, Inc. * (a)                                           5,065          38,849
Datastream Systems, Inc. *                                 2,471          15,814
Drexler Technology Corp. * (a)                             1,015          12,789
Echelon Corp. * (a)                                        2,605          29,202
EMS Technologies, Inc. *                                   1,195          18,655
Enterasys Networks, Inc. *                                12,026          18,761
Extreme Networks, Inc. *                                  10,593          34,639
Falconstor Software, Inc. * (a)                            4,389          17,029
FileNET Corp. *                                            3,559          43,420
FSI International, Inc. *                                  3,506          15,777
Helix Technology Corp.                                     2,936          32,883
Hutchinson Technology, Inc. *                              2,449          50,694
Infocus Corp. *                                            3,972          24,468
Intergraph Corp. *                                         4,479          79,547
Interland, Inc. *                                         11,717          15,232
Iomega Corp. *                                             5,393          42,335
Maxtor Corp. *                                            19,799         100,183
Mercury Computer Systems, Inc. *                           2,133          65,099
Metro One Telecomm, Inc. *                                 2,121          13,680
Micros Systems, Inc. *                                     1,810          40,580
Microtune, Inc. *                                          4,347          13,606
MTS Systems Corp.                                          2,452          24,569
NetScreen Technologies, Inc. * (a)                         1,224          20,612
Nuance Communications, Inc. *                              3,577           8,871
Overland Storage, Inc. *                                   1,211          17,658
Packeteer, Inc. *                                          2,105          14,440
Palm, Inc. * (a)                                           2,970          46,629
PEC Solutions, Inc. * (a)                                    826          24,697
Pinnacle Systems, Inc. *                                   5,922          80,598
Plexus Corp. *                                             4,292          37,684
QRS Corp. *                                                1,695          11,187
Quantum Corp. *                                           12,907          34,462
Radiant Systems, Inc. *                                    1,908          18,374
RadiSys Corp. *                                            1,745          13,925
Rainbow Technologies, Inc. *                               2,585          18,534
Redback Networks, Inc. * (a)                              10,065           8,455
Riverstone Networks, Inc. *                               12,334          26,148
Sandisk Corp. * (a)                                        5,824         118,227
SCM Microsystems, Inc. *                                   2,391          10,162
Silicon Storage Technology, Inc. *                         7,641          30,870
Spectralink Corp. *                                        1,927          13,836
Standard Microsystems Corp. *                              1,535          29,887
TALX Corp.                                                 1,466          18,941
Turnstone Systems, Inc. *                                  4,855          13,109
Universal Display Corp. * (a)                              1,903          15,015
Virage Logic Corp. * (a)                                   1,335          13,390
Western Digital Corp. *                                   19,052         121,742
Witness Systems, Inc. *                                    1,446           4,974
                                                                     -----------
                                                                       1,894,869

CONSTRUCTION MATERIALS - 0.87%
Ameron International Corp.                                   283          15,608
Applied Industrial Technologies, Inc.                      1,789          33,812
Centex Construction Products, Inc.                           562          19,754
Clarcor, Inc.                                              2,415          77,932
Comfort Systems USA, Inc. *                                5,298          17,748
Florida Rock Industries, Inc.                              1,765          67,158
Granite Construction, Inc.                                 3,223          49,957
Insituform Technologies, Inc., Class A *                   2,281          38,891
JLG Industries, Inc.                                       4,454          33,539
Regal Beloit Corp.                                         2,238          46,327
Roper Industries, Inc.                                     2,787         102,004
Simpson Manufacturing, Inc. *                              1,318          43,362
Standex International Corp.                                1,191          28,393
Trinity Industries, Inc. (a)                               3,525          66,834
USG Corp. * (a)                                            3,542          29,930
                                                                     -----------
                                                                         671,249

CONSTRUCTION & MINING EQUIPMENT - 0.25%
Astec Industries, Inc. *                                   2,172          21,568
Carbo Ceramics, Inc.                                         950          32,015


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                        SHARES          VALUE
                                                        ------          -----
CONSTRUCTION & MINING EQUIPMENT - CONTINUED
CDI Corp. *                                                1,102     $    29,732
Dril-Quip, Inc. *                                            612          10,343
Kaman Corp., Class A                                       2,512          27,632
Parker Drilling Company *                                  9,869          21,909
RPC, Inc.                                                  1,324          15,358
W H Energy Services, Inc. *                                2,177          31,763
                                                                     -----------
                                                                         190,320

CONTAINERS & GLASS - 0.39%
Crown Cork & Seal, Inc. *                                 15,437         122,724
Earthshell Corp. * (a)                                     5,397           3,130
Greif Brothers Corp., Class A                              1,245          29,631
Jarden Corp. *                                             1,040          24,825
Longview Fibre Company *                                   5,056          36,555
Mobile Mini, Inc. * (a)                                    1,505          23,584
Silgan Holdings, Inc. *                                      943          23,273
West Pharmaceutical Services, Inc.                         1,523          37,161
                                                                     -----------
                                                                         300,883

COSMETICS & TOILETRIES - 0.14%
Chattem, Inc. *                                            1,114          22,893
Del Labs, Inc. *                                              21             422
Elizabeth Arden, Inc. * (a)                                1,219          18,041
Natures Sunshine Products, Inc.                            1,486          14,429
Nu Skin Enterprises, Inc., Class A                         4,599          55,050
                                                                     -----------
                                                                         110,835

CRUDE PETROLEUM & NATURAL GAS - 0.50%
Cabot Oil & Gas Corp., Class A                             2,789          69,111
Evergreen Resources, Inc. *                                1,829          82,031
Harvest Natural Resources, Inc. *                          3,061          19,743
Hydril Company *                                           1,271          29,958
Key Energy Services, Inc. *                               10,845          97,280
Nuevo Energy Company *                                     1,973          21,900
Patina Oil & Gas Corp.                                     2,170          68,681
                                                                     -----------
                                                                         388,704

DOMESTIC OIL - 1.51%
3Tec Energy Corp. *                                        1,787          25,358
Berry Petroleum Company, Class A                           1,233          21,023
Chesapeake Energy Corp.                                   14,208         109,970
Comstock Resources, Inc. *                                 2,453          22,788
Denbury Resources, Inc. *                                  2,154          24,340
Encore Acquisition Company *                                 698          12,857
Energy Partners, Ltd. *                                    2,364          25,295
EnergySouth, Inc.                                            730          20,586
Frontier Oil Corp.                                         2,739          47,166
Grey Wolf, Inc. *                                         15,959          63,676
Holly Corp.                                                  990          21,631
Houston Exploration Company *                                889          27,203
Magnum Hunter Resources, Inc. *                            4,467          26,579
Maverick Tube Corp. *                                      3,632          47,325
Oil States International, Inc. *                           1,516          19,556
Petroquest Energy, Inc. *                                  3,303          13,707
Plains Exploration + Production Company *                  2,635          25,691
Plains Resources, Inc. *                                   2,635          31,225
Prima Energy Corp. *                                       1,121          25,066
Quicksilver Resources, Inc. *                              1,039          23,305
Range Resources Corp. *                                    5,977          32,276
Remington Oil Gas Corp. *                                  1,817          29,817
Spinnaker Exploration Company *                            2,360          52,038
St. Mary Land & Exploration Company                        2,556          63,900
Stone Energy Corp. *                                       1,903          63,484
Swift Energy Company *                                     2,593          25,074
Syntroleum Corp. *                                         1,825           3,157
Tom Brown, Inc. *                                          3,266          81,977
Unit Corp. *                                               3,912          72,568
Vintage Petroleum, Inc.                                    4,886          51,547
Westport Resources Corp. *                                 1,599          33,259
World Fuel Services Corp.                                    917          18,799
                                                                     -----------
                                                                       1,162,243

DRUGS & HEALTH CARE - 5.19%
Advanced Tissue Sciences, Inc. *                           4,749             195
Aksys, Ltd. * (a)                                          2,734          14,490
Alkermes, Inc. * (a)                                       5,743          36,009
ALPHARMA, Inc., Class A (a)                                2,765          32,931
American Healthways, Inc. * (a)                            1,190          20,825
AmeriPath, Inc. *                                          3,059          65,768
Amsurg Corp. * (a)                                         1,955          39,941
Antigenics, Inc. * (a)                                     2,421          24,791
Arqule, Inc. *                                             2,385           7,274
Arrow International, Inc.                                    931          37,864
Atherogenics, Inc. *                                       2,965          21,971
Atrix Labatories, Inc. * (a)                               2,258          34,635
Avigen, Inc. * (a)                                         2,604          14,869
Beverly Enterprises, Inc. *                               10,688          30,461
Bio Technology General Corp. *                             6,014          19,251
Bio-Rad Laboratories, Inc., Class A *                      1,692          65,480
Biomarin Pharmaceutical, Inc. *                            3,768          26,564
Bradley Pharmaceuticals Incorporated, Class A *              918          11,962
Cardia Science Inc. * (a)                                  7,443          16,449
Cardiodynamics International Corp. * (a)                   4,412          13,545
Cell Genesys, Inc. * (a)                                   3,495          38,973
Cell Therapeutics, Inc. * (a)                              3,315          24,100
Cepheid, Inc * (a)                                         3,151          16,064
Cerus Corp. * (a)                                          1,508          32,422
Chemed Corp.                                               1,012          35,774
Cobalt Corp. *                                             1,298          17,912
Columbia Laboratories, Inc. * (a)                          4,056          13,628
Conmed Corp. *                                             2,595          50,836
Cooper Company, Inc. (a)                                   4,084         102,182
Corixa Corp. * (a)                                         4,515          28,851
Curagen Corp. * (a)                                        5,186          24,115
Curative Health Services, Inc. * (a)                         958          16,526
CV Therapeutics, Inc. *                                    2,769          50,451
Cyberonics, Inc. *                                         2,174          40,002
D & K Wholesale Drug, Inc. (a)                             1,229          12,586
Datascope Corp.                                            1,314          32,589
Decode Genetics, Inc. * (a)                                4,448           8,229
Diversa Corp. *                                            2,638          23,874
Duane Reade, Inc. *                                        2,100          35,700
Endo Pharmaceutical Holdings, Inc. *                       2,065          15,898
Enzo Biochem, Inc. *                                       2,319          32,466
Enzon, Inc. * (a)                                          4,130          69,054
Eon Labs, Inc. *                                           1,161          21,955
Exact Sciences Corp. * (a)                                 1,320          14,296
Gene Logic, Inc. *                                         2,978          18,732
Genesis Health Ventures, Inc. *                            2,815          43,492
Genta, Inc. * (a)                                          4,209          32,367
Gentiva Health Services, Inc.                              2,544          22,413
Genzyme Corp.-Biosurgery Division *                        4,975          12,686
Geron Corp. * (a)                                          4,095          14,742
Hanger Orthopedic Group, Inc *                             1,875          24,656
Hologic, Inc. * (a)                                        2,085          25,458


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                               SHARES           VALUE
                                                               ------           -----
DRUGS & HEALTH CARE - CONTINUED
IDEXX Laboratories, Inc. *                                        3,150      $   103,477
IDX Systems Corp. * (a)                                           1,428           24,319
IGEN International, Inc. * (a)                                    1,660           71,131
ILEX Oncology, Inc. *                                             3,236           22,846
Illumina, Inc. *                                                  3,096           10,434
ImClone Systems, Inc. * (a)                                       5,202           55,250
Immucor Corp. *                                                     919           18,610
Immunogen, Inc. * (a)                                             4,668           14,471
Immunomedics, Inc. *                                              4,560           21,067
Impax Laboratories, Inc. *                                        2,917           11,697
Inhale Therapeutic Systems, Inc. * (a)                            5,602           45,264
Interpore International, Inc. *                                   2,657           17,005
Intuitive Surgical, Inc. * (a)                                    3,114           19,182
Invacare Corp.                                                    2,616           87,113
K-V Pharmaceutical Company, Class A *                             2,169           50,321
Kensey Nash Corp. * (a)                                             954           17,430
Landauer, Inc.                                                      811           28,182
Lifeline Systems, Inc. *                                            544           12,202
Louisiana Jolla Pharmaceutical Company *                          4,439           28,853
Luminex Corp. * (a)                                               1,972            8,105
Magellan Health Services, Inc. *                                  2,294              367
Maxygen, Inc. *                                                   3,237           24,666
Medarex, Inc. *                                                   7,290           28,795
Mentor Corp.                                                      1,894           72,919
Meridian Medical Technologies, Inc. *                               427           18,959
Merit Medical Systems, Inc. *                                     1,356           27,012
MGI Pharma, Inc. * (a)                                            2,826           20,488
Mim Corp. * (a)                                                   2,306           13,375
Molecular Devices Corp. *                                         1,648           27,143
NaPro BioTherapeutics, Inc. * (a)                                 2,133            1,450
NBTY, Inc. *                                                      4,153           73,010
NDCHealth Corp.                                                   3,148           62,645
NeoPharm, Inc. * (a)                                              1,196           12,127
Ocular Sciences, Inc. *                                           1,752           27,191
Onyx Pharmaceuticals, Inc. *                                      1,591            9,244
Orasure Technologies, Inc. * (a)                                  2,396           13,058
OrthoLogic Corp. *                                                4,606           16,628
Owens & Minor, Inc. (a)                                           3,296           54,120
Pacificare Health Systems, Inc. * (a)                             3,300           92,730
Parexel International Corp. *                                     2,455           26,980
Penwest Pharmaceuticals Company * (a)                             1,556           16,494
Perrigo Company *                                                 6,077           73,836
Pharmaceutical Resources, Inc. *                                  1,728           51,494
Pharmacopeia, Inc. *                                              2,732           24,369
Polymedica Corp. * (a)                                              839           25,875
PracticeWorks, Inc. * (a)                                         1,737           13,722
Praecis Pharmaceuticals, Inc. *                                   6,854           22,275
Prime Hospitality Corp. *                                         4,505           36,716
Prime Medical Services, Inc. *                                    1,425           12,355
Protein Design Labs, Inc. *                                       9,174           77,979
Rehabcare Group, Inc. * (a)                                       1,580           30,146
Respironics, Inc. *                                               3,251           98,931
RLI Corp.                                                         1,124           31,360
Scios, Inc. * (a)                                                 4,442          144,720
Sepracor, Inc. * (a)                                              7,011           67,796
Sequenom, Inc. * (a)                                              4,199            7,558
Sola International, Inc. *                                        2,362           30,706
SonoSight, Inc. *                                                 1,643           21,474
Sunrise Assisted Living, Inc. * (a)                               1,811           45,076
Supergen, Inc. * (a)                                              3,190           11,580
Sybron Dental Specialties, Inc. *                                 4,004           59,459
Syncor International Corp. *                                      1,840           51,023
Theragenics Corp. *                                               3,629           14,625
United Surgical Partners International, Inc * (a)                 1,619           25,290
US Oncology, Inc. *                                               6,733           58,375
US Physical Therapy, Inc. *                                       1,434           15,989
Ventana Medical Systems, Inc. * (a)                               1,469           33,860
Versicor, Inc. * (a)                                              2,183           23,555
VISX, Inc. *                                                      4,857           46,530
Vital Signs, Inc.                                                   526           15,717
VitalWorks, Inc. *                                                5,160           19,866
Vivus, Inc. * (a)                                                 3,917           14,610
                                                                             -----------
                                                                               4,001,531

EDUCATIONAL SERVICES - 0.17%
Princeton Review, Inc. *                                          1,795            8,885
Renaissance Learning, Inc. * (a)                                  1,088           20,563
Strayer Education, Inc.                                             827           47,553
Sylvan Learning Systems, Inc. *                                   3,352           54,973
                                                                             -----------
                                                                                 131,974

ELECTRICAL EQUIPMENT - 1.51%
A.O. Smith Corp.                                                  1,628           43,972
AMETEK, Inc.                                                      3,126          120,320
Anaren Microwave, Inc. * (a)                                      2,662           23,426
Anixter International, Inc. *                                     2,994           69,610
Artesyn Technologies, Inc. *                                      3,191           12,253
Artisan Components, Inc. *                                        1,330           20,522
Audiovox Corp., Class A *                                         1,699           17,569
Baldor Electric Company                                           2,985           58,954
Bei Technologies Inc.                                             1,198           13,406
Belden, Inc.                                                      2,198           33,454
C & D Technologies, Inc.                                          2,474           43,716
C-COR.net Corp. *                                                 3,854           12,795
Cable Design Technologies Corp. *                                 4,914           28,993
Cohu, Inc.                                                        2,033           29,885
Dupont Photomasks, Inc. *                                         1,281           29,783
Electro Scientific Industries, Inc. *                             2,821           56,420
Encore Wire Corp. *                                               1,634           14,788
Excel Technology, Inc. *                                            933           16,691
General Cable Corp.                                               4,713           17,909
Genlyte Group, Inc. *                                             1,059           32,998
Lecroy Corp. *                                                    1,300           14,430
Littelfuse, Inc. *                                                2,166           36,519
Magnetek, Inc. *                                                  1,970            8,747
Methode Electronics, Inc., Class A                                3,563           39,086
Penn Engineering & Manufacturing Corp.                            1,476           15,719
Plug Power, Inc. * (a)                                            2,352           10,560
Powell Industries, Inc. *                                           571            9,752
Power-One, Inc. *                                                 5,111           28,979
Rayovac Corp. *                                                   3,191           42,536
SPS Technologies, Inc. *                                          1,166           27,693
Thomas Industries, Inc.                                           1,344           35,025
Universal Electronics, Inc. *                                     1,799           17,522
Vicor Corp. *                                                     1,863           15,372
W.H. Brady Company, Class A                                       1,879           62,665
Watsco, Inc.                                                      1,784           29,222
Wilson Greatbatch Technologies, Inc. *                            1,996           58,283
Woodhead Industries, Inc.                                         1,310           14,803
                                                                             -----------
                                                                               1,164,377

ELECTRIC UTILITIES - 1.41%
Avista Corp.                                                      4,770           55,141
Black Hills Corp.                                                 2,639           69,986
Central Vermont Public Service Corp.                              1,493           27,292
CH Energy Group, Inc.                                             1,503           70,085
Cleco Corp.                                                       3,979           55,706

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                               SHARES           VALUE
                                                               ------           -----
ELECTRIC UTILITIES - CONTINUED
Connecticut Water Service, Inc.                                     897      $    22,632
DQE, Inc.                                                         6,449           98,283
El Paso Electric Company *                                        4,558           50,138
Empire District Electric Company                                  2,382           43,352
GrafTech International, Ltd. *                                    6,483           38,639
MGE Energy, Inc.                                                  1,350           36,141
Otter Tail Power Company                                          2,552           68,649
PNM Resources, Inc.                                               3,458           82,369
Quanta Services, Inc. *                                           3,403           11,910
Sierra Pacific Resources * (a)                                   10,808           70,252
Uil Holding Corp. (a)                                             1,225           42,716
Unisource Energy Corp.                                            2,933           50,712
Unitil Corp.                                                        981           24,329
Westar Energy, Inc.                                               5,670           56,133
WPS Resources Corp. (a)                                           3,000          116,460
                                                                             -----------
                                                                               1,090,925

ELECTRONICS - 1.97%
Anadigics, Inc. * (a)                                             3,545            9,146
Analogic Corp.                                                      657           33,039
AstroPower, Inc. * (a)                                            2,254           18,009
Bell Microproducts, Inc. *                                        1,907           10,565
Checkpoint Systems, Inc. * (a)                                    3,595           37,172
CTS Corp.                                                         3,376           26,164
Cubic Corp.                                                       1,633           30,096
Daktronics, Inc. *                                                1,756           23,495
DDI Corp. *                                                       2,845              626
DSP Group, Inc. *                                                 2,766           43,758
Electronics For Imaging, Inc. *                                   5,231           85,061
Engineered Support Systems, Inc.                                  1,293           47,401
FEI Company *                                                     2,366           36,176
FLIR Systems, Inc. *                                              1,542           75,250
Foundry Networks, Inc. *                                          8,588           60,460
Franklin Electric, Inc.                                             632           30,342
Herley Industries, Inc. * (a)                                     1,203           20,942
Identix, Inc. * (a)                                               8,937           46,026
II-VI, Inc. *                                                     1,448           23,255
Intermagnetics General Corp. *                                    1,527           29,990
Intermediate Telephone, Inc.                                      1,778           37,178
InVision Technologies, Inc. *                                     1,063           28,021
Itron, Inc. *                                                     2,104           40,334
Lexar Media, Inc. *                                               3,862           24,215
Lufkin Industries, Inc.                                             585           13,718
Mentor Graphics Corp. *                                           6,585           51,758
Merix Corp. * (a)                                                 1,207           10,139
Nu Horizons Electronics Corp. * *                                 1,715            9,913
Osi Systems, Inc. * (a)                                             591           10,035
Park Electrochemical Corp.                                        1,829           35,117
Photon Dynamics, Inc. * (a)                                       1,728           39,398
Pixelworks, Inc. * (a)                                            3,337           19,355
Planar Systems Inc. *                                             1,331           27,459
Research Frontiers, Inc. * (a)                                    1,474           12,293
Rogers Corp. *                                                    1,520           33,820
SBS Technologies, Inc. *                                          1,502           13,758
Sequa Corp., Class A *                                              696           27,221
Silicon Graphics, Inc. *                                         15,047           17,003
Stoneridge, Inc. *                                                1,325           15,767
Supertex, Inc. *                                                  1,226           18,255
Sycamore Networks, Inc. *                                        17,024           49,199
Technitrol, Inc.                                                  3,861           62,317
Thomas & Betts Corp. *                                            4,325           73,092
Trimble Navigation, Ltd. *                                        2,630           32,849
United Industrial Corp.                                             964           15,424
Varian, Inc. *                                                    2,974      $    85,324
X-Rite, Inc.                                                      2,706           18,915
Zygo Corp. *                                                      1,705           11,918
                                                                             -----------
                                                                               1,520,768

ENERGY - 0.20%
Energen Corp.                                                     3,068           89,279
Fuelcell Energy, Inc. * (a)                                       3,342           21,897
Headwaters, Inc. *                                                2,942           45,630
                                                                             -----------
                                                                                 156,806

FEDERAL AGRICULTURE MTG. CORP. - 0.03%
Federal Agricultural Mortgage Corp., Class C * (a)                  801           24,543
                                                                             -----------

FINANCIAL SERVICES - 2.11%
Actrade Financial Technologies, Ltd. * (a)                          722               72
Advanta Corp., Class B                                            2,677           25,137
Amcore Financial, Inc.                                            2,213           48,022
Ameritrade Holding Corp. *                                        9,688           54,834
BKF Capital Group, Inc. *                                           725           12,796
Cash America International, Inc.                                  2,267           21,582
Charter Municipal Mortgage Acceptance Company, SBI                3,659           63,557
Clark/Bardes, Inc. *                                              1,560           30,030
Community Bank Systems, Inc.                                        926           29,030
Correctional Properties Trust                                     1,103           23,935
Delphi Financial Group, Inc.                                      1,226           46,539
DVI, Inc. *                                                       1,454           10,978
Financial Federal Corp. *                                         1,414           35,534
First Charter Corp.                                               3,131           56,358
First Financial Holdings, Inc.                                    1,290           31,940
First Republic Bank *                                             1,168           23,348
First Street Bancorporation                                         685           16,988
Firstfed Financial Corp. *                                        1,594           46,146
Flushing Financial Corp.                                          1,127           18,458
Friedman, Billings, Ramsey Group, Inc. * (a)                      1,961           18,355
Harbor Florida Bancshares, Inc.                                   2,124           47,832
Hawthorne Financial Corp. *                                         764           21,805
Idine Rewards Network, Inc. * (a)                                 1,847           19,615
Impac Mortgage Holdings, Inc.                                     3,779           43,458
International Bancshares Corp.                                    2,181           86,040
Investors Real Estate Trust, SBI                                  3,384           33,772
ITLA Capital Corp. *                                                574           19,074
Jeffries Group, Inc.                                              1,779           74,665
Jones Lang Lasalle, Inc. *                                        3,098           47,647
Keystone Property Trust Corp., REIT                               1,682           28,544
Knight Trading Group, Inc. *                                      8,495           40,691
Metris Companies, Inc.                                            3,091            7,635
National Health Realty, Inc., REIT                                1,726           25,200
NBT Bancorp, Inc.                                                 2,869           48,974
NCO Group, Inc. *                                                 2,134           34,037
New Century Financial Corp. (a)                                   1,677           42,579
Oceanfirst Financial Corp.                                        1,082           24,291
Ocwen Financial Corp. *                                           4,051           11,343
PennFed Financial Services, Inc.                                    505           13,711
Saxon Capital, Inc. *                                             2,556           31,976
Seacoast Financial Services Corp.                                 2,166           43,344
SWS Group, Inc. (a)                                               1,492           20,232
Thornburg Mortgage Asset Corp. (a)                                3,999           80,380
Triad Guaranty, Inc. *                                              715           26,355
UMB Financial Corp.                                               1,265           48,400
United Community Financial Corp.                                  2,999           25,941
Westcorp, Inc.                                                    1,228           25,788

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                               SHARES           VALUE
                                                               ------           -----
FINANCIAL SERVICES - CONTINUED
WFS Financial, Inc. *                                               594      $    12,421
WSFS Financial Corp.                                                738           24,332
                                                                             -----------
                                                                               1,623,721

FOOD & BEVERAGES - 1.51%
Alico, Inc.                                                         540           14,364
American Italian Pasta Company, Class A * (a)                     1,548           55,697
Bob Evans Farms, Inc.                                             3,202           74,767
Boston Beer Company, Inc. * *                                     1,198           17,131
Chiquita Brands International, Inc. *                             3,732           49,486
Corn Products International, Inc.                                 3,279           98,796
Del Monte Foods Company *                                         2,715           20,906
Farmer Brothers Company                                              76           23,484
Fisher Communications, Inc. *                                       445           23,460
Fleming Companies, Inc. (a)                                       5,111           33,579
Flowers Foods, Inc.                                               2,331           45,478
Hain Celestial Group, Inc. *                                      2,330           35,416
Horizon Organic Holding Corp. *                                   1,076           17,420
International Multifoods Corp. *                                  1,671           35,409
Interstate Bakeries Corp.                                         4,151           63,303
J & J Snack Foods Corp. *                                           621           22,176
Lance, Inc.                                                       2,787           32,995
Monterey Pasta Company *                                          1,979            7,421
Peets Coffee & Tea, Inc. *                                        1,267           17,903
Pilgrims Pride Corp. (a)                                          1,667           13,669
Ralcorp Holdings, Inc. *                                          2,810           70,643
Riviana Foods, Inc.                                                 697           18,834
Robert Mondavi Corp., Class A *                                     960           29,760
Sensient Technologies Corp.                                       4,200           94,374
Tasty Baking Company                                              1,588           13,816
The J.M. Smucker Company                                          4,242          168,874
The Steak & Shake Company *                                       2,823           28,230
Triarc Companies, Inc., Class A *                                 1,349           35,398
                                                                             -----------
                                                                               1,162,789

FOREST PRODUCTS - 0.25%
Caraustar Industries, Inc. *                                      3,059           28,999
Deltic Timber Corp.                                               1,180           31,506
Louisiana Pacific Corp. *                                         9,976           80,407
Pope & Talbot, Inc.                                               1,911           27,251
Universal Fast Products, Inc.                                     1,317           28,080
                                                                             -----------
                                                                                 196,243

FUNERAL SERVICES - 0.23%
Alderwoods Group, Inc. *                                          5,517           26,090
Service Corp. International *                                    29,138           96,738
Stewart Enterprises, Inc., Class A *                              9,517           53,019
                                                                             -----------
                                                                                 175,847

FURNITURE & FIXTURES - 0.11%
American Woodmark Corp.                                             460           21,850
Kimball International, Inc., Class B                              3,390           48,307
Stanley Furniture Company, Inc. *                                   727           16,903
                                                                             -----------
                                                                                  87,060

GAS & PIPELINE UTILITIES - 1.71%
AGL Resources, Inc.                                               5,005          121,621
American States Water Company                                     1,539           35,628
Atmos Energy Corp.                                                3,831           89,339
California Water Service Group                                    1,484           35,096
Cascade Natural Gas Corp.                                         1,188           23,760
Global Industries, Ltd. *                                         6,817           28,427
Middlesex Water Company                                             974      $    20,425
New Jersey Resources Corp.                                        2,500           78,975
Northwest Natural Gas Company                                     2,367           64,051
Northwestern Corp. (a)                                            4,237           21,524
Nui Corp.                                                         1,496           25,821
ONEOK, Inc.                                                       5,234          100,493
Piedmont Natural Gas, Inc.                                        2,599           91,875
Semco Energy, Inc.                                                2,688           16,397
SJW Corp.                                                           178           13,893
South Jersey Industries, Inc.                                     1,115           36,817
Southern Union Company *                                          4,174           68,871
Southwest Gas Corp.                                               3,248           76,165
Southwest Water Company (a)                                       1,451           19,227
Southwestern Energy Company *                                     2,877           32,942
The Laclede Group, Inc.                                           1,697           41,067
UGI Corp.                                                         2,517           94,111
Western Gas Resources, Inc.                                       1,888           69,573
WGL Holdings, Inc.                                                4,635          110,869
                                                                             -----------
                                                                               1,316,967

GOLD - 0.04%
Royal Gold, Inc. (a)                                              1,168           29,108
                                                                             -----------

HEALTHCARE PRODUCTS - 0.63%
Advanced Neuromodulation Systems, Inc. * (a)                        883           30,993
Align Technology, Inc. * (a)                                      4,739           13,085
American Medical Systems Holdings, Inc. *                         2,063           33,441
Arthrocare Corp. * (a)                                            2,428           23,916
Coherent, Inc. *                                                  2,925           58,354
Conceptus, Inc. * (a)                                             1,833           21,959
EPIX Medical, Inc. *                                              1,409           10,187
Esperion Therapeutics, Inc. *                                     3,899           27,714
INAMED Corp. *                                                    1,171           36,067
Inverness Medical Innovations, Inc. * (a)                           955           12,558
Priority Healthcare Corp., Class B *                              2,543           58,998
Therasense, Inc. * (a)                                            2,286           19,088
Thoratec Labs Corp. *                                             5,332           40,683
Viasys Healthcare, Inc. *                                         2,631           39,176
Wright Medical Group, Inc. * (a)                                  1,815           31,688
Zoll Medical Corp. *                                                854           30,462
                                                                             -----------
                                                                                 488,369

HEALTHCARE SERVICES - 0.70%
Apria Healthcare Group, Inc. *                                    3,971           88,315
CorVel Corp. *                                                      710           25,383
Cross Country, Inc. * (a)                                         3,171           44,235
DIANON Systems, Inc. *                                              761           36,307
Eclipsys Corp. *                                                  4,017           21,491
IMPATH, Inc. * (a)                                                1,734           34,195
Kindred Healthcare, Inc. *                                        1,412           25,629
Medical Staffing Network Holdings, Inc. * (a)                       667           10,672
National Healthcare Corp. *                                         903           15,803
Odyssey Healthcare, Inc. *                                        1,099           38,135
Pediatrix Medical Group, Inc. *                                   2,155           86,329
Radiologix Inc. *                                                 2,052            4,740
Select Medical Corp. *                                            1,731           23,351
Sierra Health Services, Inc. *                                    2,812           33,772
The Advisory Board Company *                                        539           16,116
Unilab Corp. *                                                    1,885           34,496
                                                                             -----------
                                                                                 538,969

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                               SHARES           VALUE
                                                               ------           -----
HOLDINGS COMPANIES/CONGLOMERATES - 0.07%
Horace Mann Educators Corp.                                       3,433      $    52,628
                                                                             -----------

HOMEBUILDERS - 0.40%
Beazer Homes USA, Inc. *                                          1,132           68,599
Champion Enterprises, Inc. * (a)                                  4,914           14,005
Hovnanian Enterprises, Inc., Class A * (a)                        1,283           40,671
M.D.C. Holdings, Inc.                                             1,860           71,164
Meritage Corp. *                                                    711           23,925
Palm Harbor Homes, Inc. * (a)                                     1,865           32,582
Schottenstein Homes, Inc.                                         1,071           29,774
Walter Industries, Inc.                                           2,580           27,941
                                                                             -----------
                                                                                 308,661

HOTELS & RESTAURANTS - 1.65%
AFC Enterprises, Inc. *                                           1,262           26,515
Alliance Gaming Corp. *                                           4,041           68,818
Ameristar Casinos, Inc. * (a)                                       984           13,874
Argosy Gaming Corp. *                                             2,400           45,432
Aztar Corp. *                                                     3,237           46,224
Boca Resorts, Inc., Class A *                                     2,760           29,532
Boyd Gaming Corp. * (a)                                           2,831           39,776
Buca, Inc. * (a)                                                  1,986           16,524
California Pizza Kitchen, Inc. *                                  1,301           32,785
Champps Entertainment, Inc. * (a)                                 1,352           12,858
Choice Hotels, Inc. *                                             1,989           45,150
CKE Restaurants, Inc. *                                           5,897           25,357
Dover Downs Gaming & Entertainment, Inc.                          1,048            9,526
Hollywood Casino Corp. *                                          1,226           15,055
IHOP Corp. *                                                      1,908           45,792
Jack In the Box, Inc. *                                           3,304           57,126
La Quinta Corp. *                                                14,504           63,818
Landry's Restaurants, Inc.                                        2,100           44,604
Lone Star Steakhouse & Saloon, Inc.                               1,749           33,826
Luby's Cafeterias, Inc. *                                         4,129           12,015
Magna Entertainment Corp., Class A * (a)                          4,752           29,462
Marcus Corp.                                                      2,122           30,132
Mtr Gaming Group, Inc. *                                          2,421           19,271
O'Charley's, Inc. *                                               1,700           34,901
P.F. Chang's China Bistro, Inc. * (a)                             1,618           58,733
Panera Bread Company, Class A * (a)                               2,083           72,509
Papa Johns International, Inc. * (a)                              1,296           36,133
RARE Hospitality International, Inc. *                            1,921           53,058
RFS Hotel Investors, Inc., REIT                                   3,133           34,024
Ryan's Family Steak Houses, Inc. *                                4,387           49,793
Shuffle Master, Inc. * (a)                                        1,731           33,080
Sonic Corp. *                                                     3,599           73,744
Station Casinos, Inc. * (a)                                       3,318           58,729
Wyndham International, Inc., Class A *                           13,599            3,128
                                                                             -----------
                                                                               1,271,304

HOUSEHOLD APPLIANCES - 0.28%
Bassett Furniture Industries, Inc.                                1,391           19,919
Foamex International, Inc. *                                      4,621           14,602
Libbey, Inc.                                                      1,678           43,628
LS Starrett Company                                               1,129           18,741
Mission West Properties, Inc.                                     2,324           23,008
National Presto Industries,  Inc.                                   547           16,071
The Toro Company                                                  1,208           77,191
Vialta, Inc. *                                                       19                6
Westpoint Stevens, Inc. * (a)                                     3,195            1,885
                                                                             -----------
                                                                                 215,051
HOUSEHOLD PRODUCTS - 0.42%
Bel Fuse, Inc., Class B                                           1,027      $    20,694
Blyth Industries, Inc.                                            3,096           82,849
Boyds Collection, Ltd. *                                          2,350           15,628
Central Garden & Pet Company *                                    1,381           25,562
Department 56, Inc. *                                             1,386           17,879
Graphic Packaging Intl Corp. *                                    2,633           14,850
Martha Stewart Living Omnimedia, Inc., Class A *                  1,025           10,117
Playtex Products, Inc. *                                          2,817           27,832
Topps, Inc. *                                                     3,633           31,607
Tupperware Corp.                                                  4,901           73,907
                                                                             -----------
                                                                                 320,925

INDUSTRIAL MACHINERY - 1.61%
Alamo Group, Inc.                                                   986           12,079
Albany International Corp., Class A                               2,512           51,898
Briggs & Stratton Corp.                                           2,047           86,936
Cascade Corp.                                                     1,018           16,237
Circor International, Inc.                                        1,049           16,679
Cognex Corp. *                                                    3,376           62,220
Energy Conversion Devices, Inc. *                                 1,664           16,309
Gardner Denver, Inc. *                                            1,585           32,176
Gorman Rupp Company                                                 936           21,996
IDEX Corp.                                                        2,594           84,824
Kadant, Inc. *                                                    1,641           24,615
Kaydon Corp.                                                      2,767           58,688
Kennametal, Inc.                                                  3,222          111,095
Lindsay Manufacturing Company                                     1,050           22,470
Manitowoc, Inc.                                                   2,354           60,027
Milacron, Inc.                                                    1,687           10,038
Mueller Industry, Inc. *                                          2,792           76,082
NACCO  Industries, Inc., Class A                                    611           26,743
NN, Inc.                                                          1,725           17,233
Osmonics, Inc. *                                                    883           14,958
Presstek, Inc. * (a)                                              3,525           16,250
Quixote Corp.                                                       607           10,962
Roanoke Electric Steel Corp.                                      1,363           12,949
Robbins & Myers, Inc.                                             1,111           20,442
Semitool, Inc. *                                                  2,192           13,612
Stewart & Stevenson Services, Inc.                                2,895           40,935
SureBeam Corp., Class A * (a)                                     6,559           26,498
Tecumseh Products Company, Class A                                1,316           58,075
Tennant Company                                                     937           30,546
Tredegar Industries, Inc.                                         2,797           41,955
Triumph Group, Inc. *                                             1,475           47,112
U.S. Industries, Inc. *                                           8,060           21,198
UNOVA, Inc. *                                                     4,572           27,432
Valmont Industries, Inc.                                          1,221           23,687
Watts Industries, Inc., Class A                                   1,650           25,971
                                                                             -----------
                                                                               1,240,927

INDUSTRIALS - 0.05%
Brooks-Pri Automation, Inc. *                                     3,609           41,359
                                                                             -----------

INSURANCE - 1.61%
Alfa Corp.                                                        3,517           42,243
American Physicians Capital Inc. *                                  996           18,735
AMERIGROUP Corp. *                                                  902           27,340
Argonaut Group, Inc. (a)                                          2,364           34,869
Baldwin & Lyons, Inc., Class B                                      602           14,177
CenturyBusiness Services, Inc. *                                  8,326           22,064
Citizens, Inc. Class A *                                          2,224           16,680
CNA Surety Corp. *                                                2,170           17,035
Commerce Group, Inc.                                              2,287           85,740

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                               SHARES           VALUE
                                                               ------           -----
INSURANCE - CONTINUED
Crawford & Company, Class B (a)                                   3,367      $    16,835
FBL Financial Group, Inc., Class A                                1,343           26,148
Financial Industries Corp.                                        1,515           21,574
Fremont General Corp. (a)                                         6,814           30,595
Harleysville Group, Inc.                                          2,769           73,185
Hilb, Rogal and Hamilton Company                                  3,041          124,377
Landamerica Financial Group, Inc.                                 1,704           60,407
Liberty Corp.                                                     1,533           59,480
Midland Company                                                     754           14,326
National Western Life Insurance Company, Class A *                  187           17,952
Navigators Group, Inc. *                                            412            9,455
Odyssey Re Holdings Corp.                                         1,412           24,992
Ohio Casualty Corp. *                                             5,080           65,786
Philadelphia Consolidated Holding Corp. *                         1,588           56,215
PMA Capital Corp., Class A (a)                                    2,756           39,493
Presidential Life Corp.                                           2,354           23,375
Proassurance Corp. *                                              2,296           48,216
Selective Insurance Group, Inc.                                   2,549           64,184
State Auto Financial Corp.                                        1,276           19,778
Stewart Information Services Corp. *                              1,594           34,096
UICI *                                                            3,997           62,153
United Fire & Casualty Company                                      780           26,091
Universal American Financial Corp. *                              2,509           14,600
Vesta Insurance Group, Inc.                                       3,708           10,197
Zenith National Insurance Corp.                                     899           21,144
                                                                             -----------
                                                                               1,243,537

INTERNET CONTENT - 0.40%
Alloy, Inc. * (a)                                                 3,509           38,424
CNET Networks, Inc. *                                            12,481           33,824
Harris Interactive, Inc. *                                        5,052           14,903
Looksmart, Ltd. * (a)                                             8,351           20,711
NetFlix, Inc. * (a)                                               1,132           12,463
Overture Service, Inc. *                                          4,933          134,720
ProQuest Company *                                                1,679           32,908
Safeguard Scientifics, Inc. *                                    12,544           17,060
                                                                             -----------
                                                                                 305,013

INTERNET RETAIL - 0.10%
1-800-Flowers.com, Inc. *                                         1,255            7,844
Freemarkets, Inc. * (a)                                           4,179           26,908
Priceline.com, Inc. * (a)                                        11,866           18,986
Stamps.com, Inc. *                                                4,933           23,037
                                                                             -----------
                                                                                  76,775

INTERNET SERVICE PROVIDER - 0.23%
Earthlink, Inc. * (a)                                            13,083           71,302
eSPEED, Inc., Class A *                                           2,264           38,354
Register.com, Inc. *                                              4,026           18,117
TriZetto Group, Inc. *                                            3,184           19,550
United Online, Inc. *                                             2,105           33,556
                                                                             -----------
                                                                                 180,879

INTERNET SOFTWARE - 0.97%
Agile Software Corp. *                                            3,889           30,101
Akamai Technologies, Inc. * (a)                                  10,694           18,501
Ariba, Inc. * (a)                                                26,497           65,713
Digital River, Inc. *                                             2,670           31,907
E.piphany, Inc. *                                                 6,943           28,952
eResearch Technology, Inc. * (a)                                    850           14,238
F5 Networks, Inc. * (a)                                           2,099           22,543
Inktomi Corp. *                                                   7,729      $    12,366
Internet Security Systems, Inc. *                                 3,819           70,002
Interwoven, Inc. *                                               10,276           26,718
Keynote Systems, Inc. *                                           2,773           21,408
Liberate Technologies, Inc. *                                     9,622           13,759
Openwave Systems, Inc. *                                         17,306           34,612
PC-Tel, Inc. *                                                    2,993           20,293
Quovadx, Inc. *                                                   4,396           10,638
Raindance Communications, Inc. *                                  5,636           18,204
Retek, Inc. *                                                     6,360           17,299
RSA Security, Inc. *                                              4,683           28,051
S1 Corp. *                                                        7,439           33,178
Sonicblue, Inc. * (a)                                             5,912            2,660
TIBCO Software, Inc. *                                            8,299           51,288
ValueClick, Inc. * (a)                                            7,984           22,275
Verity, Inc. *                                                    2,062           27,612
Vignette Corp. *                                                 17,380           21,325
Vitria Technology, Inc. *                                         5,000            3,750
Watchguard Technologies, Inc. *                                   3,200           20,419
WebEx Communications, Inc. * (a)                                  2,494           37,410
WebMethods, Inc. * (a)                                            4,748           39,029
                                                                             -----------
                                                                                 744,251

INVESTMENT COMPANIES - 0.19%
American Capital Strategies, Ltd. (a)                             3,769           81,373
Gabelli Asset Management, Inc., Class A * (a)                       622           18,685
Gladstone Capital Corp.                                           1,186           19,533
MCG Capital Corp. (a)                                             2,344           25,175
                                                                             -----------
                                                                                 144,766

LEISURE TIME - 1.07%
4Kids Entertainment, Inc. * (a)                                     971           21,440
Action Performance Companies, Inc. (a)                            1,631           30,989
AMC Entertainment, Inc. *                                         2,889           25,568
Arctic Cat, Inc.                                                  1,666           26,656
Bally Total Fitness Holding Corp. * (a)                           3,405           24,141
Churchill Downs, Inc. (a)                                           618           23,595
Concord Camera Corp. *                                            3,177           17,251
Gaylord Entertainment Company *                                   2,111           43,486
Handleman Company *                                               2,686           30,889
Hollywood Entertainment Corp. *                                   5,191           78,384
Isle of Capri Casinos, Inc. *                                     1,326           17,556
K2, Inc. *                                                        1,880           17,672
Marvel Enterprises, Inc. * (a)                                    1,614           14,494
Movie Gallery, Inc. *                                             1,622           21,086
Multimedia Games, Inc. * (a)                                      1,074           29,492
Navigant International Inc. *                                     1,518           18,717
Parkervision, Inc. * (a)                                          1,444           11,783
Penn National Gaming, Inc. *                                      3,081           48,865
Pinnacle Entertainment, Inc. *                                    2,625           18,191
Racing Champions Ertl Corp. *                                       783           10,688
Scientific Games Corp., Class A *                                 5,270           38,260
SCP Pool Corp. * (a)                                              1,769           51,655
Speedway Motorsports, Inc.                                        1,418           36,556
Sturm Ruger & Company, Inc.                                       1,977           18,920
The Nautilus Group, Inc. * (a)                                    2,584           34,522
THQ, Inc. * (a)                                                   3,845           50,946
Vail Resorts, Inc. * (a)                                          1,093           16,581
West Marine, Inc. *                                               1,227           16,798
WMS Industries, Inc. *                                            2,219           33,241
                                                                             -----------
                                                                                 828,422

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                               SHARES           VALUE
                                                               ------           -----
LIFE SCIENCES - 0.08%
Incyte Pharmacuticals, Inc. *                                     7,345      $    33,493
Symyx Technologies, Inc. *                                        2,335           29,398
                                                                             -----------
                                                                                  62,891

MANUFACTURING - 0.81%
Aaon, Inc. *                                                      1,089           20,070
Actuant Corp., Class A *                                            866           40,226
Acuity Brands, Inc.                                               4,259           57,667
Armor Holdings, Inc. *                                            2,295           31,602
Barnes Group, Inc.                                                1,180           24,013
Carlisle Companies, Inc.                                          2,886          119,423
CoorsTek, Inc. *                                                    951           24,298
Cuno, Inc. *                                                      1,385           45,871
Esco Technologies, Inc. *                                         1,084           40,108
Hexcel Corp. *                                                    2,561            7,683
Joy Global, Inc. *                                                4,748           53,462
Lydall, Inc. *                                                    1,478           16,775
Mathews International Corp., Class A                              2,610           58,284
Mine Safety Appliances Company                                      892           28,767
Nordson Corp.                                                     2,284           56,712
                                                                             -----------
                                                                                 624,961

MEDICAL-HOSPITALS - 0.42%
Centene Corp. *                                                     414           13,906
ICU Medical, Inc. *                                                 996           37,151
Per-Se Technologies, Inc. *                                       3,307           29,661
Possis Medical, Inc. *                                            1,675           30,150
Province Healthcare Company * (a)                                 4,534           44,116
PSS World Medical, Inc. *                                         7,466           51,067
ResMed, Inc. *                                                    2,993           91,496
VCA Antech, Inc. *                                                1,803           27,045
                                                                             -----------
                                                                                 324,592

METAL & METAL PRODUCTS - 0.14%
Commercial Metals Company                                         2,197           35,679
Lawson Products, Inc. *                                             474           14,685
Quanex Corp.                                                      1,637           54,839
                                                                             -----------
                                                                                 105,203

MINING - 0.42%
Brush Wellman, Inc. *                                             2,262           12,441
Century Aluminum Company                                          1,393           10,322
Cleveland-Cliffs, Inc. *                                            908           18,024
Hecla Mining Company * (a)                                        8,898           45,024
Lincoln Electric Holding, Inc.                                    2,998           69,404
Oregon Steel Mills, Inc. *                                        3,649           14,669
Penn Virginia Corp.                                                 803           29,189
RTI International Metals, Inc. *                                  2,452           24,765
Southern Peru Copper Corp.                                        1,588           22,867
Stillwater Mining Company *                                       4,578           24,492
USEC, Inc.                                                        8,245           49,635
                                                                             -----------
                                                                                 320,832

MOBILE HOMES - 0.16%
Coachmen Industries, Inc.                                         1,741           27,508
Fleetwood Enterprises, Inc. * (a)                                 3,265           25,630
Skyline Corp.                                                       711           20,975
Winnebago Industries, Inc. (a)                                    1,161           45,546
                                                                             -----------
                                                                                 119,659
NEWSPAPERS - 0.06%
Journal Register Company *                                        2,751      $    48,913
                                                                             -----------

OFFICE FURNISHINGS & SUPPLIES - 0.29%
Global Imaging Systems, Inc. *                                    1,013           18,619
Imagistics International, Inc. *                                  1,440           28,800
Office Max, Inc. *                                               11,870           59,350
The Standard Register Company                                     1,877           33,786
United Stationers, Inc. *                                         2,854           82,198
                                                                             -----------
                                                                                 222,753

PAPER - 0.27%
Buckeye Technologies, Inc. *                                      2,711           16,673
Caseys General Stores, Inc.                                       3,662           44,713
Chesapeake Corp.                                                  1,589           28,364
Potlatch Corp.                                                    2,691           64,261
Rock-Tenn Company, Class A                                          953           12,846
Wausau-Mosinee Paper Corp.                                        3,656           41,020
                                                                             -----------
                                                                                 207,877

PETROLEUM SERVICES - 0.71%
Atwood Oceanics, Inc. *                                             827           24,893
Cal Dive International, Inc. *                                    3,518           82,673
Gulfmark Offshore, Inc. *                                         1,469           21,668
Hanover Compressor Company * (a)                                  4,972           45,643
Horizon Offshore, Inc. *                                          1,429            7,116
Input/Output, Inc. *                                              5,572           23,681
Lone Star Technologies, Inc. *                                    3,148           46,874
Newpark Resources, Inc. * (a)                                     7,904           34,382
Oceaneering International, Inc. *                                 2,278           56,358
SEACOR SMIT, Inc. *                                               1,685           74,983
Superior Energy Services, Inc. *                                  4,747           38,925
Tesoro Petroleum Corp. *                                          7,224           32,652
Universal Compression Holdings, Inc. *                            1,639           31,354
Veritas DGC, Inc. * (a)                                           3,828           30,241
                                                                             -----------
                                                                                 551,443

PHARMACEUTICALS - 0.93%
aaiPharma, Inc. * (a)                                             1,350           18,927
Abgenix, Inc. *,                                                  7,853           57,877
Alexion Pharmaceuticals, Inc. * (a)                               1,942           27,421
Allos Therapeutics, Inc. * (a)                                    2,527           19,003
American Pharmaceutical Partners, Inc. *                            981           17,462
Amylin Pharmaceuticals, Inc. *                                    6,048           97,615
Array BioPharma, Inc. *                                           1,833           10,173
Bentley Pharmaceuticals, Inc. *                                   1,287           10,360
Connetics Corp. *                                                 2,797           33,620
Cubist Pharmaceuticals, Inc. * (a)                                2,712           22,320
First Horizon Pharmaceutical Corp. *                              2,335           17,461
Guilford Pharmaceuticals, Inc. *                                  3,383           13,464
Isis Pharmaceuticals, Inc. * (a)                                  4,672           30,789
Ligand Pharmaceuticals, Inc., Class B * (a)                       4,978           26,732
Nabi Biopharmaceuticals *                                         3,987           24,719
Noven Pharmaceuticals, Inc. *                                     2,065           19,060
NPS Pharmaceuticals, Inc. * (a)                                   2,828           71,181
OSI Pharmaceuticals, Inc. *                                       3,696           60,614
Pozen, Inc. *                                                     3,276           16,871
Regeneron Pharmaceuticals, Inc. * (a)                             3,445           63,767
Salix Pharmaceuticals, Ltd. *                                     2,117           14,798
Triangle Pharmaceuticals, Inc. * (a)                              3,415           20,285
United Therapeutics Corp. * (a)                                   1,587           26,503
                                                                             -----------
                                                                                 721,022

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                               SHARES           VALUE
                                                               ------           -----
PHOTOGRAPHY - 0.02%
CPI Corp.                                                         1,139      $    16,504
                                                                             -----------

PLASTICS - 0.04%
Spartech Corp.                                                    1,434           29,583
                                                                             -----------

POLLUTION CONTROL - 0.14%
Stericycle, Inc. *                                                3,291          106,559
                                                                             -----------

PUBLISHING - 0.32%
Consolidated Graphics,  Inc. *                                    1,096           24,386
Courier Corp.                                                       357           16,365
Hollinger International, Inc., Class A                            5,201           52,842
John H. Harland Company                                           2,890           63,956
Mail-Well Holdings, Inc. *                                        5,410           13,525
Playboy Enterprises, Inc., Class B * (a)                          1,449           14,678
PRIMEDIA, Inc. *                                                 13,844           28,519
Pulitzer, Inc.                                                      798           35,870
                                                                             -----------
                                                                                 250,141

RAILROADS & EQUIPMENT - 0.34%
Florida East Coast Indiana, Inc.                                  2,246           52,107
Genesee & Wyoming, Inc. *                                         1,327           27,004
J.B. Hunt Transport Services, Inc. *                              2,215           64,900
Kansas City Southern *                                            5,963           71,556
Wabtec Corp.                                                      3,314           46,529
                                                                             -----------
                                                                                 262,096

REAL ESTATE - 5.36%
Aaron Rents, Inc., Class B                                        1,280           28,006
Acadia Realty Trust, REIT                                         2,799           20,769
Alexander's, Inc., REIT *                                           279           18,009
Alexandria Real Estate Equities, Inc., REIT                       1,733           73,826
Amli Residential Properties Trust, REIT *                         1,370           29,154
Anthracite Capital, Inc., REIT (a)                                3,860           42,074
Anworth Mortgage Asset Corp., REIT                                1,983           24,926
Apex Mortgage Capital, Inc.                                       3,256           21,294
Associated Estates Realty Corp., REIT                             3,834           25,880
Avatar Holdings, Inc. *                                             521           11,983
Bedford Property Investments, Inc.                                1,414           36,326
Boykin Lodging Company, REIT                                      2,650           24,725
Brandywine Realty Trust, REIT                                     2,713           59,171
Capital Automotive, REIT                                          2,061           48,846
Capstead Mortage Corp., REIT                                      1,175           28,964
CBL & Associates Properties, Inc., RIETS                          1,675           67,084
Chateau Communities, Inc., REIT                                   2,273           52,279
Chelsea Property Group, Inc., REIT                                2,495           83,108
Colonial Properties Trust SBI                                     1,191           40,423
Commercial Net Lease Realty, REIT                                 3,374           51,723
Cornerstone Realty Income Trust, Inc., REIT                       5,232           41,647
Corporate Office Properties Trust, REIT                           1,897           26,615
Corrections Corp. of America *                                    2,719           46,631
Crown American Realty Trust, REIT                                 3,397           31,252
EastGroup Properties, Inc., REIT                                  1,528           38,964
Entertainment Properties Trust, REIT                              1,388           32,646
Equity Inns, Inc., REIT                                           4,932           29,691
Essex Property Trust, REIT                                        1,350           68,648
FBR Asset Investment Corp.,                                       1,646           55,799
Federal Realty Investment Trust, REIT                             3,390           95,327
Felcor Lodging Trust, Inc., REIT                                  4,765           54,512
Gables Residential Trust, REIT                                    2,422           60,380
Getty Realty Corp., REIT                                          1,475           27,951
Glenborough Realty Trust, Inc., REIT                              1,561           27,817
Glimcher Realty Trust                                             2,917           51,777
Great Lakes REIT, Inc., REIT                                      1,489           24,792
Health Care REIT, Inc.                                            3,444           93,160
Healthcare Realty Trust                                           3,778          110,506
Heritage Property Investment Trust, Inc., REIT                    1,801           44,971
Home Properties of New York, Inc., REIT                           2,380           81,991
HRPT Properties Trust, REIT                                      12,662          104,335
Innkeepers USA Trust, REIT                                        2,806           21,494
Insignia Financial Group, Inc. *                                  2,536           18,386
IRT Property Company                                              3,032           35,990
JDN Realty Corp.                                                  3,714           40,668
Kilroy Realty Corp., REIT                                         2,482           57,210
Koger Equity, Inc.                                                1,942           30,295
Kramont Realty Trust, REIT                                        2,226           32,611
LaSalle Hotel Properties, REIT                                    1,865           26,110
Lexington Corporate Property Trust, REIT                          2,354           37,429
LNR Property Corp.                                                2,122           75,119
LTC Properties, Inc., REIT                                        2,827           18,997
Manufactured Home Communities, Inc.                               1,352           40,060
MeriStar Hospitality Corp., REIT                                  4,717           31,132
MFA Mortgage Investments, Inc., REIT                              4,241           35,624
Mid-America Apartment Communities, Inc.                           1,479           36,162
Mid-Atlantic Realty Trust, SBI                                    1,868           32,503
National Health Investments, Inc., REIT                           2,104           33,832
Nationwide Health Properties, Inc., REIT                          4,543           67,827
Novastar Financial, Inc. (a)                                        854           26,500
Pan Pacific Retail Properties, Inc., REIT                         3,048          111,343
Parkway Properties, Inc.                                            730           25,608
Pennsylvania Real Estate Investment SBI                           1,230           31,980
Post Properties, Inc., REIT                                       3,132           74,855
Prentiss Properties Trust, REIT                                   2,801           79,212
PS Business Parks, Inc., REIT                                       965           30,687
RAIT Investment Trust, REIT                                       1,293           27,929
Ramco Gershenson Properties Trust, REIT                           1,079           21,310
Realty Income Corp., REIT                                         2,972          104,020
Redwood Trust, Inc., REIT                                           946           26,204
Saul Centers, Inc.                                                1,072           25,514
Senior Housing Properties Trust, SBI                              4,766           50,567
Shurgard Storage Centers, Inc., Class A                           3,092           96,903
Sizeler Property Investors, Inc., REIT                            2,605           24,200
SL Green Realty Corp., REIT                                       2,357           74,481
Sovran Self Storage, Inc.                                         1,239           35,138
Summit Properties, Inc.                                           2,285           40,673
Sun Communities, Inc., REIT                                       1,383           50,576
Tanger Factory Outlet Centers, Inc., REIT                           646           20,026
Taubman Centers, Inc., REIT                                       3,073           49,875
The Macerich Company, REIT                                        2,889           88,837
The Mills Corp., REIT                                             1,983           58,181
Town & Country Trust SBI                                          1,752           36,967
Trammell Crow Company *                                           3,382           30,438
United States Restaurant Properties, Inc.                         2,450           34,496
Universal Health Realty Income Trust                              1,115           29,269
Urstadt Biddle Properties, Inc.                                   2,525           27,977
Ventas, Inc., REIT                                                5,809           66,513
Washington REIT,  REIT                                            3,367           85,858
Wellsford Real Properties, Inc. *                                   943           14,862
Winston Hotels, Inc., REIT                                        3,381           26,372
                                                                             -----------
                                                                               4,136,802

RETAIL GROCERY - 0.30%
7 Eleven, Inc. *                                                  2,568           19,260
Ingles Markets, Inc.                                              1,921           22,608
Pathmark Stores, Inc. *                                           3,932           19,935

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                               SHARES           VALUE
                                                               ------           -----
RETAIL GROCERY - CONTINUED
Ruddick Corp.                                                     3,105      $    42,507
The Great Atlantic & Pacific Tea Company, Inc. * (a)              2,611           21,045
United Natural Foods, Inc. *                                      1,799           45,605
Weis Markets, Inc.                                                1,091           33,876
Wild Oats Markets, Inc. *                                         2,592           26,749
                                                                             -----------
                                                                                 231,585

RETAIL TRADE - 2.81%
A C Moore Arts & Crafts, Inc. *                                   1,337           16,993
Aeropostale, Inc. * (a)                                           1,128           11,923
AnnTaylor Stores Corp. *                                          4,207           85,907
Blair Corp.                                                         965           22,504
Bombay Company, Inc. *                                            4,362           21,810
Brookstone, Inc. *                                                  795           11,496
Buckle, Inc. *                                                      787           14,166
Building Materials Holding Corp.                                  1,073           15,344
Burlington Coat Factory Warehouse Corp.                           1,781           31,969
Cato Corp., Class A                                               1,378           29,751
Charming Shoppes, Inc. *                                         11,911           49,788
Childrens Place Retail Stores, Inc. * (a)                         1,205           12,821
Christopher & Banks Corp. *                                       2,383           49,447
Claire's Stores, Inc.                                             4,178           92,208
Cole National Corp. Class A *                                     1,101           12,551
Cost Plus, Inc. * (a)                                             1,816           52,065
Daisytek International Corp. *                                    2,169           17,200
Delias Corp. *                                                    3,290            1,480
Electronics Boutique Holdings Corp. * (a)                           968           15,304
Factory 2-U Stores, Inc. *                                        3,307           11,280
Footstar, Inc. * (a)                                              2,730           19,001
Fossil, Inc. *                                                    2,036           41,412
Fred's, Inc., Class A                                             2,191           56,309
Friedmans, Inc., Class A                                          1,682           14,600
Galyan's Trading, Inc. * (a)                                      1,138           11,380
Gart Sports Company *                                               519           10,043
Genesco, Inc. *                                                   2,029           37,800
Group 1 Automotive, Inc. *                                        2,003           47,832
Guitar Center, Inc. * (a)                                         1,352           22,389
Hancock Fabrics, Inc.                                             1,871           28,533
Haverty Furniture Companies, Inc.                                 1,724           23,964
Hibbett Sporting Goods, Inc. *                                      805           19,256
Hot Topic, Inc. * (a)                                             3,154           72,163
Intertan, Inc. *                                                  2,988           21,364
J. Jill Group, Inc. *                                             1,884           26,338
Jo Ann Stores, Inc. * (a)                                         1,314           30,183
Kenneth Cole Productions, Inc., Class A *                           693           14,068
Linens'n Things, Inc. *                                           3,673           83,010
Longs Drug Stores Corp.                                           2,955           61,287
Pacific Sunwear of California, Inc. *                             4,535           80,215
Payless ShoeSource, Inc. *                                        2,160          111,175
Pep Boys-Manny, Moe & Jack                                        4,740           54,984
Pricesmart, Inc. *                                                  576           13,380
Regis Corp.                                                       4,104          106,663
Restoration Hardware, Inc. * (a)                                  1,680            8,417
School Specialty, Inc. *                                          1,487           29,710
Sharper Image Corp. * (a)                                           916           15,966
Shoe Carnival, Incorporated *                                     1,098           15,384
Shopko Stores, Inc. * (a)                                         2,990           37,225
Stein Mart, Inc. *                                                2,501           15,256
Steven Madden, Ltd. *                                             1,180           21,323
The Dress Barn, Inc. *                                            2,781           36,987
The Mens Wearhouse, Inc. * (a)                                    3,179           54,520
The Sports Authority, Inc. *                                      3,129           21,903
The Wet Seal, Inc., Class A *                                     2,561           27,559
The Yankee Candle, Inc. *                                         2,852           45,632
Too, Inc. *                                                       3,380           79,498
Tractor Supply Company *                                          1,372           51,587
Tuesday Morning Corp. *                                           1,069           18,280
Tweeter Home Entertainment Group, Inc. *                          1,880           11,017
Ultimate Electronics, Inc. * (a)                                  1,187           12,048
Unifirst Corp.                                                      868           17,534
Urban Outfitters, Inc. *                                            773           18,220
Valuevision International, Inc., Class A *                        1,856           27,803
Whitehall Jewellers, Inc. *                                       1,373           13,043
Wilsons Leather Experts, Inc. *                                   1,499            7,495
                                                                             -----------
                                                                               2,169,763

SANITARY SERVICES - 0.21%
Casella Waste Systems, Inc., Class A *                            1,762           15,664
Ionics, Inc. * (a)                                                1,892           43,138
Waste Connections, Inc. * (a)                                     2,635          101,737
                                                                             -----------
                                                                                 160,539

SEMICONDUCTORS - 2.22%
Actel Corp. *,                                                    2,039           33,073
Advanced Energy Industries, Inc. * (a)                            1,619           20,594
Alliance Semiconductor Corp. *                                    3,451           13,562
American Superconductor Corp. * (a)                               3,412           10,270
Asyst Technologies, Inc. * (a)                                    4,149           30,495
ATMI, Inc. * (a)                                                  2,689           49,800
Axcelis Technologies, Inc. *                                      9,578           53,723
Caliper Technologies Corp. * (a)                                  3,669           11,007
ChipPac, Inc., Class A *                                          5,783           20,530
Cirrus Logic, Inc. *                                              7,645           22,018
Credence Systems Corp. *                                          5,889           54,944
Cree, Inc. * (a)                                                  7,114          116,314
ESS Technology, Inc. *                                            2,892           18,191
Exar Corp. *                                                      3,918           48,583
Genesis Microchip, Inc. * (a)                                     2,968           38,732
GlobespanVirata, Inc. *                                          11,729           51,725
Integrated Silicon Solution, Inc. *                               2,853           12,439
Intergrated Electrical Services, Inc. *                           3,755           14,457
Kopin Corp. *                                                     7,710           30,223
Kulicke & Soffa Industries, Inc. *                                5,025           28,743
Lattice Semiconductor Corp. *                                     8,519           74,712
LTX Corp. *                                                       4,919           29,662
MEMC Electronic Materials, Inc. *                                 5,580           42,241
Microsemi Corp. *                                                 2,736           16,662
MIPS Technologies, Inc., Class A *                                4,205           12,741
Monolithic System Technology, Inc. * (a)                          1,929           23,302
Mykrolis Corp. *                                                  3,952           28,850
Novellus Systems, Inc. *                                            607           17,045
Oak Technology, Inc. *                                            5,812           15,402
Omnivision Technologies, Inc. * (a)                               1,806           24,507
ParthusCeva, Inc. *                                                 795            4,699
Pericom Semiconductor Corp. *                                     2,204           18,315
Phoenix Technology, Ltd. *                                        3,360           19,387
Photronics, Inc. *                                                2,980           40,826
Pioneer Standard Electronics, Inc. (a)                            3,435           31,533
Power Integrations, Inc. *                                        2,418           41,106
Rambus, Inc. * (a)                                                8,282           55,572
Rudolph Technologies, Inc. * (a)                                    886           16,976
Silicon Image, Inc. *                                             5,299           31,794
Silicon Laboratories, Inc. * (a)                                  2,641           50,390
Siliconix, Inc. *                                                   552           12,917
Sipex Corp. *                                                     3,013           11,148

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                               SHARES           VALUE
                                                               ------           -----
SEMICONDUCTORS - CONTINUED
Skyworks Solutions, Inc. * (a)                                   13,134      $   113,215
Therma-Wave, Inc. *                                               1,925            2,021
Three-Five Systems, Inc. * (a)                                    2,836           18,292
Triquint Semiconductor, Inc. *                                   13,461           57,075
Ultratech Stepper, Inc. *                                         2,687           26,437
Varian Semiconductor Equipment, Inc. *                            2,918           69,335
Veeco Instruments, Inc. * (a)                                     2,749           31,778
Vitesse Semiconductor Corp. *                                    19,869           43,414
White Electronic Designs Corp. *                                  1,804           13,801
Zoran Corp. * (a)                                                 2,777           39,072
                                                                             -----------
                                                                               1,713,650

SOFTWARE - 2.66%
Actuate Corp. *                                                   4,671            8,268
ANSYS, Inc. *                                                     1,310           26,462
Ascential Software Corp. *                                       25,327           60,785
AsiaInfo Holdings, Inc. * (a)                                     2,975           18,861
Aspen Technology, Inc. * (a)                                      4,198           11,880
Avid Technology, Inc. *                                           2,645           60,703
Avocent Corp. *                                                   4,167           92,591
BARRA, Inc. *                                                     1,499           45,465
Borland Software Corp. *                                          6,080           74,784
Carreker Corp. * (a)                                              2,469           11,185
CCC Information Services Group, Inc. *                            1,352           23,998
CIBER, Inc. *                                                     6,423           33,078
Concord Communications, Inc. *                                    1,655           14,878
Dendrite International, Inc. *                                    3,524           26,324
Documentum, Inc. *                                                4,097           64,159
Entegris, Inc. *                                                  4,520           46,556
Epiq Systems, Inc. * (a)                                            936           14,340
Exult, Inc. *                                                     5,384           17,121
HPL Technologies, Inc. * (a)                                        689               14
Hyperion Solutions Corp. *                                        3,291           84,480
I Many, Inc. * (a)                                                5,359            7,610
Imation Corp. *                                                   3,426          120,184
Informatica Corp. *                                               6,061           34,911
InfoUSA, Inc. *                                                   3,444           17,117
Intertrust Technologies Corp. *                                   7,897           33,404
JDA Software Group, Inc. *                                        2,545           24,585
Keane, Inc. *                                                     5,376           48,330
Macrovision Corp. *                                               3,994           64,064
Magma Design Automation, Inc. * (a)                               1,898           18,183
Manhattan Associates, Inc. *                                      1,863           44,079
Mantech International Corp. *                                       866           16,515
Manugistics Group, Inc. *                                         5,613           13,471
MAPICS, Inc. *                                                    1,594           11,078
Mapinfo Corp. *                                                   1,500            8,325
Matrixone, Inc. *                                                 4,517           19,423
McDATA Corp., Class A *                                           6,504           46,178
MCSI, Inc. * (a)                                                  2,654           12,607
Micromuse, Inc. *                                                 7,261           27,737
Midway Games, Inc. * (a)                                          2,729           11,380
MRO Software, Inc. *                                              1,949           23,671
MSC Software Corp. * (a)                                          3,017           23,291
Netegrity, Inc. *                                                 4,251           13,828
NetIQ Corp. * (a)                                                 3,830           47,300
Novadigm, Inc. *                                                  1,796            4,185
Novell, Inc. *                                                   35,471          118,473
Numerical Technologies, Inc. *                                    2,764            9,563
NYFIX, Inc. * (a)                                                 2,985           13,433
Opnet Technologies Incorporated *                                 1,170            9,455
Parametric Technology Corp. *                                    25,747           64,882
PDF Solutions, Inc. * (a)                                         1,351            9,362
Plato Learning, Inc. *                                            2,215           13,157
Pomeroy Computer Resources, Inc. *                                1,265           14,800
Progress Software Corp. *                                         3,267           42,308
Red Hat, Inc. *                                                  10,997           64,992
Roxio, Inc. *                                                     2,122           10,122
Scansoft, Inc. * (a)                                              5,635           29,302
Secure Computing Corp. * (a)                                      2,993           19,185
Seebeyond Technology Corp. *                                      5,560           13,511
Serena Software, Inc. *                                           1,878           29,654
Speechworks International, Inc. *                                 3,103            8,626
SPSS, Inc. *                                                      1,221           17,082
Take-Two Interactive Software, Inc. *                             3,661           85,997
Transaction Systems Architects, Inc., Class A *                   3,434           22,321
Tyler Technologies, Inc. *                                        4,133           17,235
Viewpoint Corp. * (a)                                             3,615            6,760
                                                                             -----------
                                                                               2,047,608

STEEL - 0.44%
Carpenter Technology Corp.                                        2,194           27,315
Gibraltor Steel Corp.                                               799           15,213
Intermet Corp.                                                    3,160           13,272
Northwest Pipe Company *                                            836           14,463
NS Group, Inc. *                                                  2,550           16,626
Reliance Steel & Aluminum Company                                 2,360           49,183
Ryerson Tull, Inc.                                                2,622           15,994
Steel Dynamics, Inc. *                                            3,203           38,532
Texas Industries, Inc.                                            2,008           48,794
Worthington Industries, Inc.                                      6,478           98,725
                                                                             -----------
                                                                                 338,117

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.35%
ADTRAN, Inc. *                                                    2,097           68,991
American Tower Corp., Class A * (a)                              15,990           56,445
Arris Group, Inc. *                                               6,408           22,877
Aspect Communications, Inc. *                                     6,447           18,309
Boston Communications Group, Inc. *                               1,195           15,188
Brightpoint, Inc. *                                                   0                0
Commonwealth Telephone Enterprises, Inc., (CTE) *                 1,115           39,962
Commscope, Inc. *                                                 4,918           38,852
Crown Castle International Corp. *                               20,453           76,699
CT Communications, Inc.                                           1,791           20,238
General Communication, Inc. *                                     4,529           30,390
Golden Telecom, Inc. *                                            1,350           17,077
Harmonic, Inc. *                                                  7,444           17,121
Infonet Services Corp., Class B *                                 5,514           10,918
InterDigital Communication Corp. * (a)                            5,288           76,993
Intrado, Inc. *                                                   1,735           17,003
J2 Global Communications, Inc. * (a)                                508            9,672
MRV Communications, Inc. *                                        8,863            9,483
New Focus, Inc. *                                                 7,218           27,717
Newport Corp. *                                                   3,660           45,970
Paradyne Networks Corp. *                                         2,252            2,883
Plantronics, Inc. * (a)                                           3,746           56,677
Powerwave Technologies, Inc. *                                    6,679           36,067
Price Communications Corp. *                                      4,839           66,923
Proxim Corp., Class A *                                           9,933            8,642
PTEK Holdings, Inc. *                                             4,860           21,384
REMEC, Inc. *                                                     4,992           19,369
Shenandoah Telecommunications Company                               479           23,433
Sonus Networks, Inc. *                                           13,389           13,389
Stratex Networks, Inc. *                                          9,419           20,816
SureWest Communications (a)                                       1,396           51,931
Tekelec *                                                         4,749           49,627
Terayon Communication Systems, Inc. * (a)                         8,516           17,458
Time Warner Telecom, Inc., Class A * (a)                          5,021           10,594

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                               SHARES           VALUE
                                                               ------           -----
TELECOMMUNICATIONS EQUIPMENT & SERVICES - CONTINUED
Tollgrade Communications, Inc. * (a)                              1,443      $    16,926
Touch America Holdings, Inc. *                                    8,168            3,186
                                                                             -----------
                                                                               1,039,210

TELEPHONE - 0.19%
Broadwing, Inc. *                                                19,961           70,263
Dobson Communications Corp., Class A *                            1,677            3,706
Hickory Tech Corp.                                                1,782           16,982
North Pittsburgh Systems, Inc.                                    1,787           24,359
RMH Teleservices, Inc. * (a)                                      1,613           16,936
TALK America Holdings, Inc. * (a)                                 2,528           14,157
                                                                             -----------
                                                                                 146,403

TIRES & RUBBER - 0.07%
Bandag, Inc.                                                        958           37,056
Myers Indiana, Inc.                                               1,712           18,318
                                                                             -----------
                                                                                  55,374

TOBACCO - 0.24%
Dimon, Inc.                                                       3,714           22,284
Schweitzer Mauduit International, Inc.                            1,216           29,792
Standard Commercial Corp.                                           981           17,756
Universal Corp.                                                   2,362           87,300
Vector Group, Ltd. (a)                                            2,233           25,947
                                                                             -----------
                                                                                 183,079

TOYS, AMUSEMENTS & SPORTING GOODS - 0.09%
Jakks Pacific, Inc. *                                             2,629           35,413
Russ Berrie & Company, Inc.                                         948           32,023
                                                                             -----------
                                                                                  67,436

TRANSPORTATION - 0.48%
Airborne, Inc.                                                    4,729           70,131
Alexander & Baldwin, Inc.                                         3,876           99,962
Heartland Express, Inc. *                                         3,050           69,878
Offshore Logistics, Inc. *                                        1,788           39,193
Overseas Shipholding Group, Inc                                   2,684           48,044
RailAmerica, Inc. * (a)                                           2,916           20,908
SCS Transportation, Inc. *                                        1,896           18,789
                                                                             -----------
                                                                                 366,905

TRAVEL SERVICES - 0.03%
Pegasus Systems, Inc. *                                           2,605           26,128
                                                                             -----------

TRUCKING & FREIGHT - 0.84%
Arkansas Best Corp. *                                             2,138           55,547
Covenant Transport, Inc. *                                          603           11,433
EGL, Inc. *                                                       3,646           51,956
Forward Air Corp. *                                               1,106           21,467
Kirby Corp. *                                                     1,753           48,015
Knight Transportation, Inc. *                                     2,419           50,799
Landstar Systems, Inc. *                                          1,522           88,824
Midwest Express Holdings, Inc. *                                  1,866            9,983
Roadway Express, Inc.                                             1,086           39,976
Terex Corp. *                                                     4,059           45,217
U.S. Freightways Corp.                                            2,548           73,255
Werner Enterprises, Inc.                                          3,678           79,187
Yellow Corp. *                                                    2,807           70,711
                                                                             -----------
                                                                                 646,370

TOTAL COMMON STOCK
(Cost: $67,535,158)                                                          $58,552,145
                                                                             -----------

                                                             PRINCIPAL
                                                              AMOUNT            VALUE
                                                              ------            -----
SHORT TERM INVESTMENTS - 24.01%
Federal Home Loan Bank
  Consolidated Discount Note,
  1.65% due 01/24/2003                                      $ 3,600,000      $ 3,597,383
Navigator Securities Lending
  Trust, 1.43%                                                8,621,958        8,621,958
State Street Boston Corp.
  1.20% due 01/02/2003 (b)                                    5,400,000        5,399,820
U. S. Treasury Bills,
   1.13% due 01/23/2003                                         500,000          499,128
   1.13% due 03/06/2003 ****                                    400,000           399195
   1.17% due 01/30/2003 ****                                    400,000          399,620
                                                                             -----------
                                                                             $18,517,909

REPURCHASE AGREEMENTS - 0.06%

Repurchase Agreement with
  State Street Corp., dated
  12/31/2002 at 1.00%, to be
  repurchased at $42,002 on
  01/02/2003, collateralized
  by $35,000 U.S. Treasury
  Bonds, 7.625% due
  02/15/2025 (valued at                                     $    42,000      $    42,000
  $49,129 including interest)
                                                                             -----------

TOTAL INVESTMENTS (SMALL CAP INDEX TRUST)
(Cost: $86,095,067)                                                          $77,112,054
                                                                             ===========

INTERNATIONAL INDEX TRUST

                                                               SHARES           VALUE
                                                               ------           -----
COMMON STOCK - 84.40%
AUSTRALIA - 3.81%
Alumina, Ltd.                                                     9,881      $    27,247
Amcor, Ltd.                                                       7,749           37,023
AMP Diversified Property Trust                                      569              836
AMP, Ltd.                                                        10,687           67,238
Ansell, Ltd. *                                                    2,243            9,467
Aristocrat Leisure, Ltd. (a)                                      2,388            6,289
Austrailia Gas Light Company, Ltd.                                4,258           25,256
Australia & New Zealand Bank Group                               14,611          142,658
Australian Stock Exchange, Ltd. (a)                                 957            6,145
BHP Billiton, Ltd.                                               36,226          206,920
BHP Steel, Ltd. *                                                 6,601           11,998
Boral, Ltd.                                                       5,824           14,257
Brambles Industries, Ltd. (a)                                     9,477           25,066
BRL Hardy, Ltd. (a)                                               1,352            5,364
BT Office Trust *                                                 6,720            5,672
Coca-Cola Amatil, Ltd.                                            3,564           10,570
Cochlear, Ltd.                                                      563           12,350
Coles Myer, Ltd.                                                 10,404           36,886
Commonwealth Bank of Australia                                   12,265          186,357
Commonwealth Property Office Fund                                 8,742            5,756
Computershare, Ltd.                                               3,053            3,178
CSL, Ltd. (a)                                                     1,512           18,379
CSR, Ltd.                                                         9,889           35,171
David Jones, Ltd. (a)                                             2,251            1,368
Deutsche Office Trust                                             6,793            4,549
Fosters Brewing Group                                            20,341           51,511
Futuris Corp., Ltd.                                               8,604            6,343

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                               SHARES           VALUE
                                                               ------           -----
AUSTRALIA - CONTINUED
Gandel Retail Trust *                                            13,880      $    10,701
General Property Trust                                           16,557           27,673
Goodman Fielder, Ltd.                                            13,066           13,088
Harvey Norman Holding, Ltd.                                       5,707            8,447
Iluka Resources, Ltd. *                                           3,202            8,289
James Hardie Industries NV                                        4,049           15,563
John Fairfax Holdings, Ltd.                                       8,671           15,712
Leighton Holdings                                                 1,493            8,545
Lend Lease Corp.                                                  4,246           23,225
M.I.M Holdings, Ltd.                                             17,863           15,179
Macquarie Bank, Ltd.                                              1,939           25,752
Macquarie Infrastructure Group                                   19,095           34,386
Mayne Nickless, Ltd.                                              7,433           13,636
Mirvac Group (a)                                                  5,763           13,427
National Australia Bank, Ltd.                                    15,100          269,796
Newcrest Mining, Ltd.                                             2,619           10,612
News Corp., Ltd.                                                 14,019           90,568
NRMA Insurance Group, Ltd.                                       15,927           24,558
OneSteel, Ltd.                                                    2,567            2,600
Orica, Ltd.                                                       3,066           18,117
Origin Energy, Ltd.                                               6,909           14,425
PaperlinkX, Ltd.                                                  3,400            9,739
Patrick Corp., Ltd.                                               1,366           10,070
Publishing & Broadcasting, Ltd. (a)                               1,113            5,418
QBE Insurance Group, Ltd. (a)                                     5,889           27,009
Rio Tinto, Ltd.                                                   3,051           58,290
Santos, Ltd.                                                      4,408           14,933
Sonic Healthcare, Ltd.                                            1,404            5,167
Sons Of Gwalia, Ltd.                                                670              977
Southcorp, Ltd. (a)                                               6,901           17,864
Stockland Trust Group                                             8,471           22,977
Suncorp-Metway, Ltd.                                              5,485           34,416
Tab, Ltd.                                                         3,241            5,526
TABCORP Holdings, Ltd.                                            3,954           23,697
Telstra Corp.                                                    20,232           50,210
Transurban Group *                                                5,224           11,818
Wesfarmers, Ltd.                                                  3,770           56,434
Westfield Holdings, Ltd.                                          3,692           27,945
Westfield Trust                                                  19,693           38,455
Westpac Banking Corp., Ltd.                                      17,321          134,027
WMC Resorces, Ltd. *                                              9,881           23,465
Woodside Petroleum, Ltd.                                          4,899           34,131
Woolworths, Ltd.                                                 10,340           66,335
                                                                             -----------
                                                                               2,307,056
AUSTRIA - 0.12%
Axis Vermoegensverwal Tungs *                                        14                0
Bohler Uddeholm AG                                                   43            1,990
Erste Bank AG                                                       241           16,213
Flughafen Wien AG                                                   119            3,993
Mayr-Melnhof Karton AG *                                             68            5,027
Oesterreichische Elektrizitaets AG, Class A                          30            2,553
OMV AG                                                              129           12,660
RHI AG *                                                             94              725
Telekom Austria AG *                                              1,730           17,508
VA Technologie AG                                                    71            1,154
Voest- Alpine Ag                                                    184            4,467
Wienerberger Baustoffindustrie AG                                   458            8,141
                                                                             -----------
                                                                                  74,431

BELGIUM - 0.88%
Agfa Gevaert NV                                                   1,076           23,978
Barco NV                                                             70            3,667
Bekaert SA                                                          127            5,747
Colruyt SA                                                          110            6,056
Compagnie Maritime Belge SA                                          42            2,260
Delhaize-Le Lion SA                                                 706      $    13,120
Dexia                                                             6,319           78,394
Electrabel SA                                                       305           74,046
Fortis                                                            9,386          165,364
Goupe Bruxelles Lam                                                 622           25,446
Interbrew                                                         1,447           34,143
KBC Bancassurance Holding NV                                        831           26,484
Omega Pharma SA                                                     134            3,839
SA D'Ieteren Trading NV *                                            31            4,194
Solvay SA                                                           383           26,389
UCB SA                                                              955           30,045
Union Miniere SA *                                                  145            6,254
                                                                             -----------
                                                                                 529,426

DENMARK - 0.64%
AS Dampskibsselskabet Svendborg                                       2           20,327
AS Det Ostasiatiske Kompagni *                                      113            2,616
Bang & Olufsen AS - B Series                                        100            2,019
Carlsberg AS, B Shares (a)                                          200            8,794
Coloplast A/S, Class B (a)                                          125            9,087
D/S 1912 (a)                                                          3           21,047
Danisco AS                                                          550           18,672
Danske Bank A/S                                                   5,300           87,533
DSV,  De Sammernsluttede Vognmaend, Series B                        200            4,856
FLS Industries AS, B Shares *                                       200            1,595
GN Store Nord AS *                                                1,823            5,327
Group 4 Falck                                                       600           12,662
H. Lundbeck AS                                                      638           16,931
ISS International AS *                                              400           14,398
Kobenhavn Lufthavne                                                  70            5,039
NEG Micon A/S *                                                     200            3,374
NKT Holding                                                         100            1,045
Novo Nordisk AS                                                   2,577           74,391
Novozymes AS, B Shares                                              726           15,167
Tele Danmark AS                                                   1,350           32,777
Topdanmark AS *                                                     200            5,788
Vestas Wind Systems A/S                                           1,068           10,629
William Demant Holdings *                                           500           10,764
                                                                             -----------
                                                                                 384,838

FINLAND - 1.69%

Amer Group, Ltd.                                                    100            3,660
Asko Oyj *                                                          200            4,086
Fortum Corp.                                                      2,800           18,352
Instrumentarium Corp.                                               400           16,016
KCI Konecranes International                                        200            4,885
Kesko Oyj                                                           500            6,345
Kone Corp.                                                          300            9,001
Metra Oyj, B Shares *                                               600            7,563
Metso Oyj                                                         1,300           14,042
Nokia AB Oyj                                                     46,055          731,713
Orion, Series B                                                     300            6,701
Outokumpu Oyj                                                     1,100            9,575
Pohjola Group PLC                                                   200            3,119
Rautaruukki Oyj                                                     800            2,886
Sampo Oyj, A Shares                                               2,700           20,528
Stora Enso Oyj                                                    6,759           71,236
TietoEnator Oyj                                                     681            9,284
UPM-Kymmene Oyj                                                   2,500           80,225
                                                                             -----------
                                                                               1,019,217

FRANCE - 7.86%
Accor SA                                                          1,868           56,536
Air France                                                          657            6,366
Alcatel SA (a)                                                   10,571           46,339
Alstom *                                                          2,424           12,075

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                               SHARES           VALUE
                                                               ------           -----
FRANCE - CONTINUED
Altran Technologies (a)                                             522      $     2,502
Atos Origin SA *                                                    160            3,893
Autoroutes du Sud de la France *                                    651           15,723
Aventis SA                                                        6,564          356,574
AXA                                                              13,412          179,893
BNP Paribas SA                                                    7,785          317,013
Bouygues SA (a)                                                   1,681           46,927
Business Objects SA *                                               512            7,533
Cap Gemini SA (a)                                                 1,062           24,257
Carrefour (a)                                                     5,187          230,802
Casino Guich Perrachon SA (a)                                       253           18,771
Club Mediterranee SA * (a)                                          101            2,426
Compagnie De Sanit Gobain                                         3,008           88,199
Dassault Systemes SA (a)                                            508           10,942
Essilor International                                               886           36,469
European Aeronautic Defence & Space Company                       2,687           27,756
France Telecom, ADS * (a)                                         4,152           72,628
Groupe Danone                                                     1,228          165,096
Imerys SA                                                            47            5,934
L'Air Liquide SA                                                  1,000          131,821
L'Air Liquide SA *                                                  580           76,456
L'Oreal SA                                                        3,313          252,063
Lafarge SA                                                          494           37,197
Lafarge SA (a)                                                      789           59,409
Lagardere S.C.A                                                   1,282           52,043
LVMH Moet Hennessy                                                2,157           88,559
Michelin (CGDE)-B                                                 1,349           46,487
Pechiney SA, Class A                                                729           25,565
Pernod-Ricard SA *                                                  441           42,687
Peugoet SA (a)                                                    1,535           62,555
Pinault-Printemps-Redoute (a)                                       678           49,842
Publicis Groupe SA                                                  930           19,701
Renault Regie Nationale SA                                        1,540           72,320
Sagem SA                                                            128            8,658
Sanofi-Synthelabo SA (a)                                          3,892          237,750
Schneider Electric SA *                                           1,973           93,295
Societe BIC SA                                                      286            9,853
Societe Generale                                                  2,888          168,090
Societe Generale d'Enterprises SA *                                 662           37,281
Societe Television Francaise 1 (a)                                1,293           34,523
Sodexho Alliance                                                    960           22,149
STMicroelectronics NV                                             5,601          109,722
Suez SA (a)                                                       7,839          135,971
Thales SA * (a)                                                     612           16,193
Technip-Coflexop SA                                                 207           14,805
Thomson Multimedia *                                              1,694           28,886
TotalFinaElf SA, B Shares                                         6,180          882,059
Unibail SA                                                          458           32,565
Valeo                                                               720           22,576
Vivendi Universal SA (a)                                          8,853          142,883
Zodiac SA                                                           330            6,710
                                                                             -----------
                                                                               4,755,328

GERMANY - 4.86%
Adidas-Salomon AG                                                   400           34,523
Aixtron AG (a)                                                      607            2,896
Allianz AG Holding                                                1,817          172,732
Altana AG                                                           677           30,884
BASF AG                                                           5,025          190,131
Bayer AG                                                          6,755          144,867
Bayerische Hypo-Und Vereinsbank AG                                3,455           55,146
Beiersdorf AG (a)                                                   313           34,827
Boss Hugo AG (a)                                                    500            5,259
Buderus AG                                                          400            9,229
Continental AG *                                                  1,035           16,173
DaimlerChrysler AG                                                8,216      $   252,883
Deutsche Bank AG NPV                                              5,412          249,157
Deutsche Boerse AG                                                  564           22,570
Deutsche Lufthansa AG *                                           1,690           15,561
Deutsche Post AG                                                  3,691           38,708
Deutsche Telekom AG *                                            20,283          260,567
Douglas Holding AG (a)                                              200            3,530
Epcos AG *                                                          400            4,140
Fresenius Medical Care AG                                            89            2,674
Fresenius Medical Care AG (a)                                       396           16,387
Gehe AG (a)                                                         223            8,676
Heidelberg Zement (a)                                               252            9,382
Henkel Kgaa                                                         586           37,210
Infineon Technologies AG *                                        3,543           25,972
Karstadt Quelle AG                                                  360            6,229
Linde AG                                                            800           29,364
MAN AG                                                              965           13,308
Merck & Company, Inc.                                               365            9,722
Metro AG                                                          1,298           30,968
MLP AG (a)                                                          400            3,943
Munchener Ruckversicherungs-Gesellschaft AG                       1,030          123,138
Porsche AG (a)                                                       82           34,053
ProSieben Sat.1 Media AG                                            384            2,618
RWE AG                                                            3,586           92,888
SAP AG                                                            1,983          157,049
Schering AG                                                       1,749           76,027
Siemens AG NPV (a)                                                7,771          330,052
Thyssen Krupp AG                                                  3,484           38,912
TUI AG * (a)                                                      1,300           22,031
VEBA AG                                                           5,682          229,112
Volkswagen AG                                                     2,193           79,895
WCM Beteilgungs & Grundbesitz AG *                                1,700            4,457
Wella AG                                                            179           10,700
                                                                             -----------
                                                                               2,938,550

GREECE - 0.30%
Alpha Bank                                                        1,500           18,122
Attica Enterprises Holding SA                                       700            1,821
Bank of Piraeus                                                   1,600           10,135
Coca Cola Hell Bot                                                1,000           13,864
Commercial Bank of Greece                                           700           10,615
EFG Eurobank Ergas                                                1,710           20,085
Folli-Follie SA                                                     300            5,084
Greek Organization of Footbal Prognostics                           500            5,264
Hellenic Petroleum SA                                             1,200            6,947
Hellenic Technodomiki SA                                            200            1,237
Interamerican SA                                                    300            1,258
Intracom                                                            500            2,244
National Bank Of Greece                                           1,400           19,791
Ote Hellenic Telecom                                              3,300           36,268
Panafon Hellenic Telecom SA *                                     1,500            8,557
Public Power Corp.                                                  400            5,529
Techniki Olympiaki SA *                                           1,400            4,816
Titan Cement Company                                                200            7,668
Viohalco                                                          1,130            4,503
                                                                             -----------
                                                                                 183,808

HONG KONG - 1.36%
ASM Pacific Technology, Ltd.                                      2,000            3,949
Bank of East Asia                                                12,800           21,912
BOC Hong Kong Holdings, Ltd. * (a)                               24,000           24,620
Cathay Pacific Airways, Ltd.                                     10,000           13,656
Cheung Kong Holdings, Ltd. (a)                                   15,000           97,614
Cheung Kong Infrastructure Holdings, Ltd.                         4,000            6,847
CLP Holdings, Ltd.                                               17,400           70,059
Esprit Holdings, Ltd.                                             6,000           10,079

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                  SHARES            VALUE
                                                  ------            -----
HONG KONG  - CONTINUED
Giordano International, Ltd.                      20,000           $7,822
Hang Lung Properties, Ltd. (a)                    10,000            9,681
Hang Seng Bank, Ltd.                               7,000           74,501
Henderson Land Development                         6,000           18,042
Hong Kong & China Gas Company, Ltd.               37,490           48,313
Hong Kong Electric Holdings, Ltd.                 14,000           53,048
Hong Kong Exchange & Clearing, Ltd.               12,000           15,080
Hutchison Whampoa, Ltd. *                         19,800          123,900
Hysan Development Company, Ltd. *                  6,000            4,424
Johnson Electronic Holdings, Ltd.                 11,500           12,682
Li & Fung, Ltd.                                   14,000           13,284
MTR Corp.                                         12,500           13,224
New World Development Company (a)                 12,000            5,963
Pacific Century CyberWorks, Ltd. * (a)            79,920           12,605
Shangri-La Asia, Ltd.                             12,000            7,925
Sino Land Company, Ltd. (a)                        8,000            2,565
South China Morning Post, Ltd.                    10,000            4,167
Sun Hung Kai Properties, Ltd.                     13,000           76,848
Swire Pacific, Ltd., Class A                       9,500           36,363
Television Broadcast, Ltd.                         3,000            9,463
Wharf Holdings                                    12,000           22,697
                                                                ---------
                                                                  821,333

IRELAND - 0.67%
Allied Irish Banks PLC-London                      6,070           83,262
Allied Irish Banks PLC                             2,605           35,132
Bank of Ireland-London                             3,388           34,784
Bank of Ireland                                    6,345           64,876
CRH PLC-London                                     3,888           48,112
CRH PLC                                              927           11,423
DCC PLC-GBP                                          400            4,120
DCC PLC                                              627            6,444
Eircom PLC                                        10,400           14,178
Elan Corp. *                                       3,127            6,723
Greencore Group PLC                                1,300            3,476
Independent News & Media                           4,779            7,192
Independent News & Media PLC                         520              845
Irish Life & Permanent PLC                         2,386           25,773
Jefferson Smurfit Group PLC - EUR                 37,656           13,853
Kerry Group                                          590            7,889
Kerry Group PLC                                      800           10,526
Ryanair Holdings PLC  - London *                   2,600           18,226
Ryanair Holdings PLC *                               534            3,780
Waterford Wedgewood                                  700              360
Waterford Wedgewood PLC                            8,769            4,234
                                                                ---------
                                                                  405,208

ITALY - 3.32%
Acea SPA (a)                                       1,153            5,103
Alitalia Linee * (a)                              24,620            6,248
Alleanza Assicuraz (a)                             4,770           36,117
Assicurazioni Generali SPA (a)                     9,922          203,942
Autogrill SPA * (a)                                1,005            7,820
Autostrade SPA (a)                                 7,938           78,917
Banca Fideuram SPA (a)                             2,806           13,183
Banca Monte dei Paschi Siena SPA                   6,840           16,104
Banca Naz Del Lavoro * (a)                        17,775           19,666
Banca Popolare di Milano * (a)                     4,533           16,495
Benetton Group SPA (a)                               321            2,861
Bulgari SPA (a)                                    1,750            8,295
Capitalia SPA * (a)                                9,539           12,184
e.Biscom *                                             9              258
Enel SPA (a)                                      20,451          106,377
Eni SPA (a)                                       27,222          432,498
Fiat SPA                                             680            2,981
Fiat SPA-RNC (a)                                   2,346           19,067
Fiat SPA-PFD (a)                                     849           $3,873
FinecoGroup SPA * (a)                             12,250            5,717
Gruppo Editoriale L'Espresso SPA (a)               1,900            6,197
IntesaBci SPA (a)                                 32,288           68,059
IntesaBci SPA - Non convertible                    9,735           16,028
Italcementi SPA (a)                                  589            5,930
Italgas SPA (a)                                    2,036           27,672
La Rinascente SPA (a)                              1,824            8,455
Luxottica Group SPA (a)                            1,394           18,376
Mediaset SPA (a)                                   5,553           42,278
Mediobanca SPA (a)                                 4,287           35,247
Mediolanum SPA (a)                                 1,517            7,811
Mondadori (Arnold) Editore SPA (a)                 1,400            8,662
Parmalat Finanziaria SPA (a)                       3,292            7,837
Pirelli SPA (a)                                   11,000           10,151
RAS SPA (a)                                        3,663           44,560
San Paolo-IMI SPA (a)                              8,536           55,500
Seat Pagine Gialle SPA * (a)                      52,531           35,753
Snam Rete Gas SPA (a)                              8,461           28,837
Snia Spa *                                         3,000              129
Snia SPA * (a)                                     3,000            5,710
Telecom Italia Mobile SPA (a)                     36,543          166,703
Telecom Italia SPA (a)                            22,898          173,615
Telecom Italia SPA-RNC * (a)                      20,045          101,112
Tiscali SPA * (a)                                  1,161            5,211
UniCredito Italiano SPA (a)                       33,304          133,068
                                                                ---------
                                                                2,010,607

JAPAN - 17.92%
Acom Company                                         720           23,644
Aderans Company, Ltd.                                400            8,926
Advantest Corp.                                      700           31,357
Aeon Credit Service Company, Ltd. * (a)              200            7,258
Aiful Corp.                                          450           16,900
Ajinomoto Company, Inc.                            6,000           62,597
All Nippon Airways Company, Ltd. *                 4,000            7,376
Alps Electric Company                              1,000           11,031
Amada Company, Ltd.                                2,000            5,456
Anritsu Corp. *                                    1,000            3,823
Aoyama Trading Company                               400            5,625
Ariake Japan Company, Ltd. (a)                       200            5,658
Asahi Breweries, Ltd. (a)                          4,000           26,204
Asahi Glass Company                                8,000           48,973
Asahi Kasei Corp.                                 12,000           29,707
ASATSU-DK, Inc.                                      300            5,317
Ashikaga Bank, Ltd. *                              9,000           10,382
Autobacs Seven Company                               200            4,084
Avex, Inc.                                           100            1,210
Banyu Pharmaceutical Company, Ltd.                 1,500           14,070
Bellsystem24, Inc.                                    50            9,755
Benesse Corp.                                        600            6,719
Bridgestone Corp. (a)                              6,000           74,267
Canon, Inc.                                        8,000          301,111
Capcom Company, Ltd. (a)                             300            4,514
Casio Computer Company, Ltd.                       2,000           11,132
Central Japan Railway Company                          9           56,004
Chichibu Onoda Cement *                            8,000           10,104
Chubu Electric Power Company, Inc. (a)             6,000          107,107
Chugai Pharmaceutical Company, Ltd.                2,600           24,739
Citizen Watch Company (a)                          3,000           13,363
Coca-Cola West Japan Company, Ltd. (a)               400            5,978
Credit Saison Company, Ltd.                        1,300           22,167
CSK Corp.                                            600           12,580
Dai Nippon Printing Company, Ltd.                  6,000           66,335
Daicel Chemical Industries, Ltd.                   2,000            5,642

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                  SHARES            VALUE
                                                  ------            -----
JAPAN - CONTINUED
Daiei, Inc. * (a)                                  2,000           $2,172
Daifuku Company                                    1,000            2,998
Daiichi Pharmaceutical Company, Ltd.               2,300           32,982
Daikin Industries, Ltd.                            2,000           31,660
Daimaru, Inc.                                      2,000            5,962
Dainippon Ink & Chemicals, Inc.                    6,000            9,599
Dainippon Screen Manufacturing                     1,000            3,486
   Company, Ltd. *
Daito Trust Construction Company                     800           17,683
Daiwa House Industry Company, Ltd.                 4,000           22,499
Daiwa Securities Group, Inc.                      11,000           48,813
Denki Kagaku Kogyo Kabushiki Kaisha                3,000            6,543
Denso Corp. (a)                                    4,400           72,135
Dowa Mining Company, Ltd.                          2,000            8,420
East Japan Railway                                    31          153,747
Ebara Corp.                                        2,000            6,181
Eisai Company                                      2,200           49,368
Familymart Company, Ltd.                             600           11,746
Fanuc, Ltd.                                        1,000           44,207
Fast Retailing Company                               600           21,118
Fuji Electric Company, Ltd.                        5,000            8,715
Fuji Machine Manufacturers Company, Ltd.             300            2,829
Fuji Photo Film Company, Ltd.                      4,000          130,347
Fuji S Ware ABC                                      400            6,315
Fuji Television Network, Inc.                          2            8,050
Fujikura, Ltd.                                     4,000            9,498
Fujisawa Pharmaceutical Company, Ltd.              2,000           45,722
Fujitsu Support & Services, Inc.                     200            2,324
Fujitsu, Ltd. *                                   15,000           42,817
Furukawa Electric Company, Ltd.                    4,000            8,387
Gunma Bank (a)                                     4,000           17,380
Gunze, Ltd.                                        2,000            7,359
Hankyu Department Stores                           1,000            4,825
Hino Motors, Ltd. (a)                              2,000            6,854
Hirose Electric Company, Ltd.                        300           22,886
Hitachi Cable, Ltd.                                1,000            2,492
Hitachi Software Engineering Company, Ltd. (a)       200            4,547
Hitachi Zosen Corp. * (a)                          6,000            1,263
Hitachi, Ltd.                                     27,000          103,444
Hokuriku Bank * (a)                                4,000            5,389
Honda Motor Company                                6,100          225,488
House Food Corp.                                     400            3,776
Hoya Corp.                                         1,000           69,973
Isetan Company, Ltd.                               1,400            9,596
Ishihara Sangyo *                                  2,000            2,055
Ishikawajima Harima Heavy Industries Company,
   Ltd.                                            9,000            8,185
Ito-Yokado Company, Ltd. (a)                       3,000           88,414
Itochu Corp.                                      14,000           30,296
Itochu Techno-Science Corp. (a)                      300            6,353
ITOEN, Ltd.                                          200            6,770
Japan Airlines System Corp. * (a)                  8,000           17,043
Japan Tobacco, Inc.                                    7           46,800
JFE Holdings, Inc *                                4,650           56,422
JGC Corp.                                          2,000           11,182
JSR Corp.                                          2,000           20,074
Jusco Company *                                    2,200           52,055
Kajima Corp. (a)                                   7,000           15,620
Kaken Pharmaceutical Company, Ltd.                 1,000            4,151
Kamigumi Company                                   2,000            9,599
Kanebo * (a)                                       3,000            2,855
Kaneka Corp.                                       2,000           10,694
Kansai Electric Power Company                      6,600           99,645
Kao Corp.                                          6,000          131,610
Katokichi Company                                    300           $4,496
Kawasaki Heavy Industries, Ltd. *                 13,000           10,290
Kawasaki Kisen                                     3,000            5,153
Keihin Electric Express Railway Company, Ltd. (a)  4,000           18,188
Keio Electric Railway Company, Ltd.                5,000           26,482
Keyence Corp.                                        300           52,164
Kikkoman Corp.                                     2,000           13,860
Kinden Corp.                                       1,000            3,688
Kinki Nippon Railway *                            14,000           30,179
Kirin Brewery Company, Ltd. (a)                    7,000           44,502
Kokuyo Company, Ltd.                               1,000            8,311
Komatsu                                           10,000           32,587
Komori Corp.                                       1,000           10,163
Konami Company *                                     900           20,765
Konica Corp. (a)                                   2,000           14,500
Koyo Seiko Company                                 1,000            4,438
Kubota Corp.                                      10,000           27,114
Kuraray Company                                    4,000           24,789
Kurita Water Industries, Ltd.                      1,000           10,062
Kyocera Corp.                                      1,600           93,095
Kyowa Exeo Corp.                                   1,000            3,158
Kyowa Hakko Kogyo (a)                              3,000           12,428
Kyushu Electric Power                              3,500           51,162
Lawson, Inc. (a)                                     700           16,858
Mabuchi Motor Company, Ltd. (a)                      300           27,585
Makita Corp.                                       1,000            7,242
Marubeni Corp. (a)                                11,000           10,096
Marui Company, Ltd.                                3,000           29,353
Matsushita Electric Industrial Company, Ltd.      22,000          216,740
Matsushita Electric Works, Ltd.                    4,000           24,722
Meiji Milk Product                                 2,000            6,298
Meiji Seika Kaisha, Ltd.                           3,000            8,816
Meitec Corp.                                         400            9,768
Millea Holdings, Inc.                                 14          100,674
Minebea Company                                    3,000           10,433
Mitsubishi Chemical Corp.                         16,000           31,930
Mitsubishi Corp.                                  10,000           61,047
Mitsubishi Electric Corp. *                       17,000           39,222
Mitsubishi Estate Company, Ltd. (a)                9,000           68,508
Mitsubishi Gas Chemical Company, Inc.              3,000            4,168
Mitsubishi Heavy Industries, Ltd.                 28,000           68,373
Mitsubishi Logistc Corp.                           1,000            4,875
Mitsubishi Materials Corp. *                       8,000            8,757
Mitsubishi Paper Company *                         2,000            2,425
Mitsubishi Rayon Company, Ltd.                     4,000            9,128
Mitsubishi Tokyo Finance                              34          184,658
Mitsui & Company, Ltd.                            12,000           55,978
Mitsui Chemicals, Inc. (a)                         5,000           22,272
Mitsui Engineering & Shipbuilding Company,
   Ltd. * (a)                                      5,000            3,621
Mitsui Fudosan Company                             7,000           45,386
Mitsui Marine & Fire Insurance Company, Ltd. (a)  12,000           55,170
Mitsui Mining & Smelting Company, Ltd.             6,000           13,843
Mitsui O.S.K. Lines, Ltd.                          8,000           16,571
Mitsui Trust Holdings, Inc. (a)                    5,000            8,126
Mitsukoshi, Ltd. (a)                               3,000            6,239
Mitsumi Electric Company, Ltd. (a)                   500            4,551
Mizuho Holdings, Inc. *                               56           52,341
Mori Seiki Company                                   300            1,526
Murata Manufacturing Company, Ltd.                 2,200           86,140
Namco, Ltd.                                          300            5,022
NEC Corp. *                                       14,000           52,341
Net One Systems Company, Ltd.                          1            4,252
NGK Insulators, Ltd.                               3,000           16,369

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                  SHARES            VALUE
                                                  ------            -----
NGK Spark Plug Company                             2,000          $12,934
Nichirei Corp.                                     2,000            5,608
Nidec Corp. (a)                                      300           18,693
Nikko Cordial Corp.                               12,000           40,418
Nikon Corp. * (a)                                  2,000           15,022
Nintendo Company, Ltd.                               900           84,043
Nippon COMSYS Corp.                                1,000            3,385
Nippon Express Company                             7,000           27,408
Nippon Kayaku Company, Ltd.                        1,000            3,713
Nippon Meat Packer                                 2,000           19,956
Nippon Mining Holdings, Inc.                       4,000            5,355
Nippon Mitsubishi Oil Corp.                       13,000           58,892
Nippon Sanso Corp.                                 2,000            6,063
Nippon Sheet Glass                                 3,000            5,381
Nippon Shokubai Company, Ltd.                      1,000            4,202
Nippon Steel Corp. *                              48,000           56,181
Nippon System Development Company, Ltd.              200            2,341
Nippon Telegraph & Telephone Corp.                    52          188,717
Nippon Unipac Holding                                  9           39,028
Nippon Yusen KK                                    8,000           26,945
Nishimatsu Construction Company, Ltd. (a)          2,000            5,877
Nissan Chemical Industries, Ltd.                   1,000            3,739
Nissan Motor Company                              21,700          169,200
Nisshin Flour Mill                                 2,000           13,304
Nisshinbo Industries, Inc.                         1,000            3,469
Nissin Food Products                                 800           17,851
Nitto Denko Corp.                                  1,300           36,999
Nomura Securities Company, Ltd.                   17,000          190,957
Noritake Company                                   1,000            2,846
NSK, Ltd. (a)                                      4,000           10,307
NTN Corp.                                          5,000           17,262
NTT Data Corp.                                        13           35,904
NTT DoCoMo, Inc.                                     170          313,489
Obayashi Corp.                                     6,000           13,338
Oji Paper Company                                  7,000           30,061
Oki Electric Industry Company, Ltd. *              4,000            6,467
Okumura Corp.                                      2,000            6,450
Olympus Optical Company                            2,000           32,570
Omron Corp.                                        2,000           29,471
Onward Kashiyama Company, Ltd.                     1,000            7,831
Oracle Corp. (a)                                     300            7,263
Oriental Land Company, Ltd.                          400           24,217
Orix Corp.                                           800           51,533
Osaka Gas Company                                 19,000           46,876
Paris Miki, Inc. (a)                                 300            4,221
Pioneer Electronic Corp.                           1,300           24,356
Promise Company, Ltd.                                700           24,933
Q.P. Corp.                                         1,000            7,915
Resona Holdings, Inc. * (a)                       37,000           20,251
Ricoh Company, Ltd.                                6,000           98,366
Rohm Company                                       1,000          127,231
Saizeriya Company, Ltd.                              260            3,849
Sanden Corp.                                       1,000            3,267
Sankyo Company                                     3,400           42,629
Sanrio Company *                                     400            1,987
Sanyo Electric Company                            14,000           36,426
Sapporo Breweries                                  2,000            3,301
Secom Company, Ltd.                                2,000           68,542
SEGA Enterprises * (a)                               900            8,867
Seino Transportation                               1,000            5,852
Seiyu, Ltd. * (a)                                  2,000            5,844
Sekisui Chemical Company, Ltd.                     5,000           12,925
Sekisui House, Ltd. (a)                            5,000           35,365
Seven Eleven Japan Company, Ltd.                   4,000          121,927
Sharp Corp.                                        9,000          $85,408
Shimachu Company, Ltd.                               600           12,125
Shimamura Company                                    200           12,732
Shimano, Inc. (a)                                    800           12,125
Shimizu Corp.                                      5,000           12,504
Shin-Etsu Chemical Company, Ltd.                   3,500          114,643
Shionogi & Company                                 3,000           42,388
Shiseido Company                                   3,000           38,978
Shizuoka Bank                                      6,000           38,649
Showa Denko KK *                                   9,000           11,443
Showa Shell Sekiyu (a)                             1,000            6,938
Skylark Company (a)                                  700            9,278
SMC Corp.                                            500           46,901
Snow Brand Milk *                                  1,000            1,448
SOFTBANK Corp. * (a)                               1,700           19,396
Sony Corp.                                         8,500          355,002
Stanley Electric                                   1,000           11,157
Sumitomo Bakelite Company, Ltd.                    1,000            4,126
Sumitomo Chemical Company, Ltd.                   10,000           39,491
Sumitomo Corp.                                     7,000           30,061
Sumitomo Electric Industries, Ltd.                 5,000           32,376
Sumitomo Forestry                                  1,000            5,524
Sumitomo Heavy Industries, Ltd. * (a)              3,000            1,667
Sumitomo Metal Industry *                         34,000           12,311
Sumitomo Metal Mining                              6,000           25,008
Sumitomo Mitsui Banking Corp. *                       34          106,214
Sumitomo Osaka Cement Company, Ltd.                2,000            2,627
Sumitomo Realty & Development Company,
   Ltd. (a)                                        3,000           12,201
Sumitomo Trust & Banking Company                   8,000           32,401
Suruga Bank                                        2,000            7,865
Suzuken Company, Ltd.                                300            7,225
Taisei Corp. (a)                                   7,000           11,140
Taisho Pharm Company                               1,000           14,694
Taiyo Yuden Company                                1,000           10,593
Takara Shuzo Company                               2,000            8,707
Takashimaya Company                                2,000            7,831
Takeda Chemical Industries, Ltd.                   7,700          321,590
Takefuji Corp.                                       740           42,683
Takuma Company                                     1,000            5,389
TDK Corp.                                          1,100           44,274
Teijin, Ltd.                                       8,000           19,131
Teikoku Oil Company (a)                            2,000            7,982
Terumo Corp.                                       1,600           22,122
The 77th Bank, Ltd.                                3,000           12,277
The Bank of Fukuoka, Ltd. (a)                      5,000           20,040
The Bank of Yokohama, Ltd.                         9,000           35,542
The Chiba Bank, Ltd.                               5,000           15,914
The Joyo Bank, Ltd.  (a)                           7,000           19,451
THK Company, Ltd. (a)                                800            8,804
TIS, Inc. (a)                                        400            5,901
Tobu Railway Company                               7,000           18,567
Toda Corp.                                         2,000            3,351
Toho Company                                       1,200           11,509
Tohoku Electric Power *                            4,000           58,841
Tokyo Broadcasting Company                           400            5,025
Tokyo Electric Power Company                      11,000          208,867
Tokyo Electron, Ltd.                               1,400           63,304
Tokyo Gas Company                                 25,000           78,309
Tokyo Style Company, Ltd.                          1,000            8,471
Tokyu Corp.                                        9,000           31,677
TonenGeneral Sekiyu K.K. (a)                       3,000           19,704
Toppan Printing Company                            6,000           45,116
Toray Industries, Inc.                            12,000           25,463

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                  SHARES            VALUE
                                                  ------            -----
Toshiba Corp. *                                   27,000          $84,574
Tosoh Corp.                                        5,000           12,041
Tostem Corp.                                       2,000           30,313
Toto, Ltd.                                         3,000           11,090
Toyo Seikan Kaisha                                 1,000           11,915
Toyobo Company                                     4,000            5,221
Toyoda Gosei (a)                                     600           11,266
Toyota Industries Corp. (a)                        1,300           19,539
Toyota Motor Corp.                                22,700          609,742
Trans Cosmos, Inc.                                   100            1,021
Trend Micro, Inc. * (a)                            1,000           17,093
UBE Industries                                     5,000            5,010
UFJ Holdings (a)                                      33           33,345
UNI Charm Corp.                                      400           15,864
Union Tool Company                                   100            2,535
UNY Company, Ltd.                                  2,000           19,552
Ushio, Inc.                                        1,000           10,946
Wacoal Corp.                                       1,000            7,705
West Japan Railway                                    10           35,450
World Company                                        300            5,760
Yakult Honsha Company                              1,000           11,384
Yamada Denki Company (a)                           1,000           21,093
Yamaha Corp. (a)                                   1,500           13,856
Yamaha Motor Company, Ltd.                         1,000            8,252
Yamanouchi Pharmaceutical Company, Ltd.            3,200           92,691
Yamato Transport Company, Ltd. (a)                 4,000           52,206
Yamazaki Baking Company                            1,000            5,600
Yasuda Fire & Marine Insurance *                   7,000           40,847
Yokogawa Electric Corp.                            2,000           12,412
                                                               ----------
                                                               10,835,955

LUXEMBOURG - 0.07%
Arcelor * (a)                                      3,426           42,108
                                                               ----------

NETHERLANDS - 4.68%
ABN AMRO Holdings NV                              13,642          222,893
Aegon NV                                          12,352          158,810
Akzo Nobel NV, ADS                                 2,807           88,988
ASML Holding NV *                                  4,382           36,579
Buhrmann NV                                        1,143            4,987
Elsevier NV *                                      6,128           74,868
Getronics NV *                                     1,907            1,160
Hagemeyer NV                                         849            6,143
Heineken NV                                        1,932           75,371
IHC Caland NV                                        255           13,451
ING Groep NV                                      16,180          273,863
Koninklijke (Royal) Philips Electronics NV        12,724          222,839
Koninklijke Ahold NV                               6,334           80,374
Koninllijke Luchtvaart Maatschappij NV               261            2,513
KPN NV *                                          17,149          111,502
Numico Kon NV                                      1,491           18,763
Oce-Van Der Grinten                                  972           10,703
Qiagen NV * (a)                                    1,803            9,170
Royal Dutch Petroleum Company                     20,602          906,343
Royal Vendex KBB NV *                                933           10,127
TNT Post Group NV *                                3,195           51,767
Unilever NV-CVA                                    5,539          340,102
Vedior NV                                            992            5,659
VNU NV                                             2,100           54,726
Wolters Kluwer                                     2,624           45,680
                                                               ----------
                                                                2,827,381

NEW ZEALAND - 0.16%
Auckland International Airport, Ltd. (a)           1,707            4,961
Carter Holt Harvey (a)                             9,831            9,009
Contact Energy (a)                                 3,264            6,786
Fisher & Paykel (a)                                  350           $1,732
Fisher & Paykel Appliances Holdings, Ltd. (a)        365            1,921
Fletcher Building (a)                              5,215            9,148
Fletcher Challenge Forests * (a)                     966              501
Independent Newspapers, Ltd. (a)                   3,217            5,138
Sky City Entertainment Group, Ltd. * (a)           1,668            7,066
Telecom Corp. of New Zealand, Ltd.                18,241           43,270
The Warehouse Group, Ltd. (a)                      1,694            6,493
                                                               ----------
                                                                   96,025

NORWAY - 0.41%
Bergesen d.y. ASA, A Shares (a)                      400            7,614
Den Norske Bank ASA                                3,700           17,393
Frontline, Ltd.                                      400            3,490
Gjensidige NOR ASA                                   450           14,730
Kvaerner ASA, Series A *                           4,600            2,454
Merkantildata ASA *                                3,000            2,250
Nera ASA *                                           700              757
Norsk Hydro AS                                     1,480           66,265
Norske Skogindustrier ASA                          1,050           14,838
Orkla SA                                           1,850           31,478
Schibsted ASA                                        400            4,153
Smedvig                                              200              810
Smedvig ASA, A shares                                700            3,331
Statoil ASA                                        4,000           33,742
Storebrand ASA *                                   1,600            5,999
Tandberg ASA * (a)                                 1,400            8,075
Telenor AS                                         4,900           18,724
Tomra Systems ASA                                  1,600           10,405
                                                               ----------
                                                                  246,508

PORTUGAL - 0.30%
Banco Comercial Portugues SA                      14,640           35,005
Banco Espirito Santo SA                            1,002           13,135
BPI-SGPS SA                                        3,350            7,659
Brisa Auto Estrada                                 2,769           15,332
Cimpor-Cimentos de Portugual SA                      508            8,524
Elec De Portugal                                  15,912           26,532
Jeronimo Martins SGPS *                              541            3,943
Portugal Telecom                                   9,046           62,137
PT Multimedia.com, SGPS, SA                          786            8,259
Sonae, S.G.P.S. SA *                               8,402            3,524
                                                               ----------
                                                                  184,050

SINGAPORE - 0.71%
CapitaLand, Ltd.                                   8,000            5,119
Chartered Semiconductor Manufacturing, Ltd. * (a)  7,000            2,865
City Developments, Ltd.                            5,000           11,991
Creative Technology, Ltd. (a)                        450            3,191
Cycle & Carriage, Ltd.                             1,000            1,960
Datacraft Asia, Ltd. *                             4,000            2,620
DBS Group Holdings, Ltd.                          11,000           69,755
Fraser & Neave, Ltd.                               1,800            8,094
Guocoland Ltd. * (a)                               2,000              819
Haw Par Corp., Ltd.                                1,490            2,800
Hotel Properties, Ltd.                             3,000            1,608
Keppel Corp., Ltd.                                 6,000           12,798
Keppel Land, Ltd.                                  7,000            3,914
NatSteel, Ltd. (a)                                 1,000            1,188
Neptune Orient Lines, Ltd. *                       7,000            3,713
OverSeas Union Enterprises, Ltd.                   1,000            3,372
Overseas-Chinese Banking Corp., Ltd.               9,000           50,068
Parkway Holdings, Ltd.                             6,000            2,612
SembCorp Industries, Ltd.                          9,000            4,073
SembCorp Logistics, Ltd.                           5,000            4,525
SembCorp Marine, Ltd.                              9,000            4,695
Singapore Airlines, Ltd.                           5,000           29,401

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                  SHARES            VALUE
                                                  ------            -----
SINGAPORE - CONTINUED
Singapore Exchange, Ltd.                           8,000           $5,673
Singapore Land, Ltd.                               3,000            5,465
Singapore Press Holdings, Ltd.                     3,000           31,476
Singapore Technologies Engineering, Ltd.          11,000           10,463
Singapore Telecommunications, Ltd.                58,000           41,461
United Overseas Bank                              12,000           81,630
United Overseas Land, Ltd.                         3,000            2,784
Venture Corp., Ltd.                                2,000           16,026
Wing Tai Holdings                                  4,000            1,199
                                                                ---------
                                                                  427,358

SPAIN - 2.78%
Acciona SA                                           293           12,060
Acerinox SA                                          473           17,356
Acesa Infraestructuras Sa * (a)                    1,597              921
ACS, Actividades de Construccion y
   Servicios SA (a)                                  362           11,636
Aguas De Barcelona (a)                               341            3,433
Altadis SA, Series A                               2,919           66,549
Amadeus Global Travel Distribution SA,
   Series A                                        2,413            9,945
Autopistas Concesionaria Espanola SA *             1,597           18,088
Banco Bilbao Vizcaya SA                           29,389          281,081
Banco Santander Central, Hispano SA               41,362          283,681
Corporacion Mapfre SA                              1,026            8,317
Endesa SA (a)                                      8,668          101,355
Fomento de Construcciones SA (a)                     578           12,972
Gas Natural SDG SA                                 2,293           43,452
Grupo Dragados SA                                  1,344           22,833
Grupo Ferrovial SA                                   620           15,702
Iberdrola SA (a)                                   7,402          103,629
Iberia Lineas Aereas de Espana SA                  4,051            5,948
Inditex                                            2,016           47,590
Metrovacesa SA (a)                                   352            7,457
NH Hoteles S.A. *                                  1,118            9,602
Promotora de Informaciones SA                        585            3,810
Repsol-YPF SA (a)                                  8,815          116,478
Sol Melia SA (a)                                   1,043            4,124
Telefonica Publicidad e Informacion SA (a)         1,168            3,711
Telefonica SA                                     44,893          401,586
TelePizza SA * (a)                                 1,211              952
Terra Networks SA * (a)                            3,575           15,034
Union Electrica Fenosa SA                          2,249           29,599
Vallehermoso SA                                    1,386           14,390
Zeltia SA (a)                                      1,128            6,412
                                                                ---------
                                                                1,679,703

SWEDEN - 1.63%
Assa Abloy AB                                      2,800           32,045
Atlas Copco AB-A Shares                            1,100           21,509
Atlas Copco AB-B Shares                              700           12,440
Drott AB                                           1,100           12,273
Electrolux AB, Series B                            3,100           49,028
Eniro AB                                           1,400            8,857
Gambro AB, B Shares                                1,600            8,907
Hennes & Mauritz AB, Series B *                    4,725           91,304
Hoganas AB, B Shares                                 300            5,694
Holmen AB                                            400            9,731
Incentive AB, Series A *                           1,400            7,810
L.M. Ericsson Telefonaktiebolaget, Series B *    148,700          104,333
Modern Time Group AB, B Shares *                     350            2,838
Netcom Systems AB *                                  900           23,861
Nobel Biocare AB                                     150            9,748
Nordea AB                                         21,500           94,962
OM AB                                                750            3,589
Sandvik AB                                         2,100           46,981
Sapa AB * (a)                                        200           $3,681
SAS AB *                                           1,200            6,819
Securitas AB, Series B                             2,800           33,494
Skandia Foersaekrings AB                           7,600           20,281
Skandinaviska Enskilda Baken, Series A             4,400           36,692
Skanska AB                                         3,800           22,291
SKF AB-A Shares                                      100            2,594
SKF AB-B Shares                                      800           20,796
SSAB Svenskt Stal AB, Series A                       400            4,739
SSAB Svenskt Stal AB, Series B                       200            2,243
Svenska Cellulosa                                  1,700           57,488
Svenska Handelsbanken AB, A Shares                 5,200           69,381
Svenska Handelsbanken AB, B Shares                   400            5,107
Swedish Match AB                                   3,500           27,576
Telia AB (a)                                      17,900           67,532
Trelleborg AB                                        600            4,865
Volvo AB, A Shares                                 1,100           17,207
Volvo AB, B Shares                                 2,000           32,666
WM Data AB, B shares                               2,000            1,748
                                                                ---------
                                                                  983,110

SWITZERLAND - 6.86%
ABB, Ltd. *                                        8,537           24,257
Adecco SA                                          1,309           51,296
Ciba Specialty Chemicals Holding, Inc.               630           43,910
Clariant AG                                        1,531           24,463
Compagnie Financiere Richemont AG *                4,842           90,321
Credit Suisse Group                               11,405          247,379
Forbo Holdings AG                                     10            2,979
Georg Fischer AG                                      20            2,024
Givaudan AG                                           61           27,344
Holcim, Ltd.                                         283           51,358
Kudelski SA * (a)                                    280            3,796
Kuoni Reisen Holding *                                 5              944
Logitech International SA * (a)                      419           12,496
Lonza Group AG                                       436           26,480
Nestle SA                                          3,823          809,876
Novartis AG                                       26,533          967,819
Phonak Holding AG                                    332            3,120
PubliGroupe SA *                                      30            4,772
Roche Holding AG                                   6,771          471,684
Roche Holdings AG (a)                                482           60,986
Schindler Holding AG                                  45            8,768
Serono SA                                             70           37,503
Societe Generale de Surveillance Holding SA           41           12,332
Sulzer AG *                                           20            2,719
Sulzer Medica AG *                                   117           20,387
Swatch Group AG                                      747           12,638
Swatch Group AG, B shares                            318           26,441
Swiss Reinsurance Company                          3,067          201,126
Swisscom AG                                          264           76,446
Syngenta AG                                        1,008           58,340
Synthes-Stratec, Inc.                                 45           27,590
Tecan Group AG                                        79            2,599
UBS AG                                            12,167          591,152
Unaxis Holding AG                                    100            6,688
Valora Holding AG                                     46            8,813
Zurich Financial Services AG                       1,392          129,830
                                                                ---------
                                                                4,150,676

UNITED KINGDOM - 23.36%
3i Group PLC                                       5,546           49,541
Aegis Group PLC                                   13,367           16,835
Aggreko PLC                                        3,035            7,205
AMEC PLC                                           2,360            5,441
Amvescap                                           6,293           40,312

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                  SHARES            VALUE
                                                  ------            -----
UNITED KINGDOM - CONTINUED
ARM Holdings PLC *                                 9,350            7,223
Associated British Ports Holdings PLC              3,613           23,231
AstraZeneca Group PLC                             16,676          595,848
AWG PL *                                         885,144            1,282
AWG PLC *                                          1,773           12,371
BAA PLC                                           10,564           85,694
BAE Systems PLC                                   30,035           59,943
Barclays PLC                                      63,965          396,364
Barratt Developments                               2,168           13,644
Bass PLC *                                         8,590           69,404
BBA Group PLC                                      3,760           11,181
BG Group PLC                                      34,067          146,947
BHP Billiton PLC                                  23,030          122,969
BICC PLC *                                         4,029            9,370
BOC Group PLC *                                    4,744           67,803
Boots Company                                      8,252           77,830
BP PLC                                           217,303        1,493,429
BPB PLC                                            5,430           21,499
Brambles Industries, Ltd.                          7,071           17,299
British Airways *                                  5,454           11,851
British American Tobacco Australasia, Ltd.        15,776          157,554
British Land Company PLC                           5,298           38,543
British Sky Broadcasting Group PLC *              11,767          121,020
BT Group PLC                                      83,491          262,039
Bunzl PLC                                          4,105           25,107
Cable & Wireless PLC                              24,136           17,384
Cadbury Schweppes PLC                             19,645          122,364
Canary Wharf Group PLC *                           4,742           17,974
Capita Group                                       7,171           28,566
Caradon PLC *                                      2,012            3,552
Carlton Communciations PLC                         6,036           13,042
Celltech Group PLC *                               2,681           14,887
Centrica PLC                                      41,321          113,725
CGU PLC *                                         21,507          153,347
Chubb Corp.                                        6,921            9,775
Close Brothers Group PLC                           1,520           13,602
Compass Group PLC                                 21,718          115,352
Corus Group *                                     27,736           12,165
Daily Mail and General Trust                       2,733           25,579
De Lousiana Rue PLC                                1,732            8,112
Diageo PLC                                        30,580          332,225
Dixons Group                                      18,693           43,625
E D & F Manitoba Group *                           2,571           36,704
Electrocomponents PLC                              3,996           18,459
EMI Group PLC                                      7,470           16,712
FirstGroup PLC                                     4,187           15,870
FKI PLC                                            5,052            7,155
George Wimpey PLC                                  3,512           15,036
GKN PLC                                            6,777           21,897
GlaxoSmithKline PLC                               58,557        1,123,430
Granada Compass PLC                               28,607           36,719
Great Portland Estates PLC                         2,666            9,526
Great University Stores                            9,414           87,426
Hammerson PLC                                      2,998           22,824
Hanson PLC                                         6,766           30,056
Hanson PLC                                           387            1,742
Hays PLC                                          14,706           21,953
HBOS PLC                                          36,600          385,845
Hilton Group PLC                                  14,483           38,928
HSBC Holdings PLC                                 91,685        1,013,047
IMI PLC                                            3,259           13,769
Imperial Chemical Industries PLC                  12,044           44,585
Imperial Tobacco                                   7,029          119,354
International Power PLC *                          9,989           15,394
Invensys PLC                                      37,344           31,705
J. Sainsbury PLC                                  14,613           65,561
Johnson Matthey PLC                                1,958           25,211
Kidde PLC                                          5,279            6,011
Kingfisher PLC                                    24,882           89,106
Land Securities Group PLC                          4,324           54,632
Legal & General Group PLC                         62,686           96,857
Lloyds TSB Group PLC                              53,921          387,065
Logica PLC                                         7,628           18,416
Marks & Spencer Group, PLC                        22,176          112,431
Misys PLC                                          5,858           16,594
National Grid Group PLC                           30,034          220,671
Next Group                                         2,849           33,772
Nycomed Amersham PLC *                             6,764           60,530
Ocean Group *                                      2,959           32,766
P & O Princess Cruises PLC                         6,783           47,053
Pearson PLC                                        7,605           70,320
Pilkington PLC                                    11,203           10,458
Provident Financial PLC                            2,576           24,628
Prudential Corp.                                  19,067          134,722
Rank Group PLC                                     5,919           25,388
Reckitt & Colman                                   5,334          103,450
Reed Elsevier PLC                                 12,311          105,413
Rentokil Initial PLC                              18,572           65,762
Reuters Group PLC                                 14,335           40,953
Rexam PLC                                          4,082           27,857
Rio Tinto, Ltd.                                   10,295          205,466
RMC Group PLC                                      2,528           14,933
Rolls Royce                                       15,792           27,196
Royal & Sun Alliance                              15,542           30,205
Royal Bank of Scotland Group                      26,583          636,646
SABMiller PLC                                      7,217           51,284
Safeway                                           10,405           35,713
Schroders PLC                                      1,036            8,521
Scottish & Newcastle PLC                           7,723           57,614
Scottish Hydro                                     8,540           93,467
Scottish Power                                    18,194          106,152
Securicor Group PLC                                4,375            5,968
Serco Group PLC                                    4,450           10,968
Severn Trent PLC                                   3,295           36,805
Shell Transport & Trading Company PLC             93,858          617,854
Signet Group PLC                                  17,078           18,691
Slough Estates PLC                                 4,230           23,080
Smith & Nephew PLC                                 9,065           55,515
Smiths Industries PLC                              5,368           60,090
SSL International PLC                              1,739            7,172
Stagecoach Holdings PLC                            7,461            3,542
Tate & Lyle PLC                                    3,723           18,875
Taylor Woodrow PLC                                 5,265           14,363
Tesco PLC                                         67,453          210,617
The Peninsular & Oriental Steam Navigation
   Company                                         6,613           17,509
The Berkeley Group PLC                             1,243           11,924
The Sage Group PLC                                13,012           27,854
Unilever PLC                                      26,693          253,908
United Business Media PLC                          3,241           15,127
United Utilities PLC                               5,314           53,370
Vodafone Group PLC                               659,492        1,202,095
Whitbread & Company PLC                            2,856           24,868
Wolseley PLC                                       5,522           46,349
WPP Group PLC                                     10,975           83,817
Yorkshire Water PLC *                              3,456           23,585
                                                               ----------
                                                               14,128,961

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                  SHARES            VALUE
                                                  ------            -----
UNITED STATES - 0.01%
Gen-Probe, Inc. * (a)                                172            4,093
                                                              -----------

TOTAL COMMON STOCK
(Cost: $73,393,274)                                           $51,035,729
                                                              -----------

PREFERRED STOCK - 0.22%
AUSTRALIA - 0.16%
News Corp., Ltd. -  Limited Voting Shares         18,219           97,914
                                                              -----------

GERMANY - 0.06%
RWE AG                                               300            6,528
Volkswagen AG - Non Voting Preferred (a)             960           25,169
                                                              -----------
                                                                   31,697

NEW ZEALAND - 0.00%
Fletcher Challenge * (a)                           1,940              995
                                                              -----------

TOTAL PREFERRED STOCK
(Cost: $207,758)                                                 $130,606
                                                                 --------

RIGHTS - 0.00%
UNITED KINGDOM - 0.00%
TI Automotive, Ltd., A Shares *                    2,263                0
                                                              -----------

TOTAL RIGHTS
(Cost: $0)                                                             $0
                                                              -----------

                                            PRINCIPAL AMOUNT     VALUE
                                            ----------------     -----
SHORT TERM INVESTMENTS - 15.34%
Federal Home Loan Bank Consolidated
   Discount Note, 1.65% due
   01/24/2003                                   $700,000         $699,491
Navigator Securities Lending Trust, 1.43%      4,680,864        4,680,864

                                            PRINCIPAL AMOUNT     VALUE
                                            ----------------     -----
SHORT TERM INVESTMENTS - 15.34%
State Street Boston Corp.
   1.20% due 01/02/2003 (b)                   $2,900,000       $2,899,904
U.S. Treasury Bills,
   1.17% due 01/30/2003 ****                     500,000          499,529
   1.20% due 03/06/2003 ****                     500,000          498,933
                                                              -----------
                                                               $9,278,721

REPURCHASE AGREEMENTS - 0.04%
Repurchase Agreement with State
   Street Corp. dated 12/31/2002 at
   1.00%, to be repurchased at
   $25,001 on 01/02/2003,
   collateralized by $20,000 U.S.
   Treasury Bonds, 7.625% due
   02/15/2025 (valued at $28,074
   including interest)                           $25,000          $25,000
                                                              -----------

TOTAL INVESTMENTS (INTERNATIONAL INDEX
TRUST)(Cost: $82,904,753)                                     $60,470,056
                                                              ===========

The Trust had the following five top industry concentrations at December 31, 2002 (as a percentage of total value of investments):

Financial Services                                  11.05%
Banking                                              8.86%
Drugs & Healthcare                                   7.28%
Petroleum Services                                   4.46%
Insurance                                            3.90%

MID CAP INDEX TRUST

                                                  SHARES          VALUE
                                                  ------          -----
COMMON STOCK - 86.91%
AEROSPACE - 0.16%
Precision Castparts Corp.                          7,091         $171,957
                                                                ---------

AIR TRAVEL - 0.07%
Alaska Air Group, Inc. * (a)                       3,617           78,308
                                                                ---------

APPAREL & TEXTILES - 1.02%
Coach, Inc. *                                     12,049          396,653
Mohawk Industries, Inc. *                          9,003          512,721
Timberland Company, Class A *                      5,002          178,121
Unifi, Inc. *                                      7,065           37,091
                                                                ---------
                                                                1,124,586

AUTO PARTS - 1.20%
Arvinmeritor, Inc.                                 9,216          153,631
BorgWarner, Inc.                                   3,647          183,882
Federal Signal Corp.                               6,456          125,376
Gentex Corp. * (a)                                10,321          326,556
Lear Corp. *                                       8,915          296,691
Modine Manufacturing Company                       4,573           80,851
Superior Industries International, Inc.            3,754          155,265
                                                                ---------
                                                                1,322,252

AUTO SERVICES - 0.24%
Copart, Inc. *                                    12,508          148,094
United Rentals, Inc. * (a)                        10,372          111,603
                                                                ---------
                                                                  259,697

BANKING - 8.00%
Associated Banc-Corp                              10,116          343,337
Astoria Financial Corp.                           11,815          320,777
Bank of Hawaii Corp.                               8,798          267,371
Banknorth Group, Inc.                             20,056          453,266
City National Corp.                                6,770          297,812
Colonial Bancgroup, Inc.                          16,764          199,995
Commerce Bancorp, Inc. (a)                         9,158          395,534
First Virginia Banks, Inc.                         9,730          362,248
FirstMerit Corp.                                  11,455          248,115
Greater Bay Bancorp (a)                            6,978          120,650
Greenpoint Financial Corp.                        13,247          598,500
Hibernia Corp., Class A                           21,375          411,683
Independence Community Bank Corp.                  7,756          196,847
Investors Financial Services Corp.                 8,764          240,046
M&T Bank Corp.                                    12,469          989,415
Mercantile Bankshares Corp.                        9,337          360,315
National Commerce Financial Corp.                 27,846          664,127
New York Community Bancorp, Inc.                  14,553          420,291
Provident Financial Group, Inc. (a)                6,608          172,006
Roslyn Bancorp, Inc.                              11,258          202,982
Silicon Valley Bancshares *                        5,833          106,452
Sovereign Bancorp, Inc.                           35,443          497,974
TCF Financial Corp.                               10,051          439,128
Westamerica BanCorp                                4,547          182,698
Wilmington Trust Corp.                             8,894          281,762
                                                                ---------
                                                                8,773,331

BIOTECHNOLOGY - 1.31%
Charles River Laboratories International,
   Inc. *                                          6,123          235,613
Covance, Inc. *                                    8,121          199,695
IDEC Pharmaceuticals Corp. *                      20,759          688,576
Millennium Pharmaceuticals, Inc. *                39,021          309,827
                                                                ---------
                                                                1,433,711

BROADCASTING - 1.49%
Belo Corp., Series A                              15,278          325,727
Emmis Communications Corp., Class A *              7,215          150,288
Entercom Communications Corp. *                    6,758          317,085

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                  SHARES          VALUE
                                                  ------          -----
BROADCASTING- CONTINUED
Hispanic Broadcasting Corp. *                     14,760         $303,318
Westwood One, Inc. *                              14,396          537,835
                                                                ---------
                                                                1,634,253

BUILDING MATERIALS & CONSTRUCTION - 0.69%
Dycom Industries, Inc. *                           6,491           86,006
Harsco Corp.                                       5,493          175,172
Jacobs Engineering Group, Inc. *                   7,381          262,764
RPM, Inc.                                         15,580          238,062
                                                                ---------
                                                                  762,004

BUSINESS SERVICES - 6.03%
Acxiom Corp. * (a)                                12,106          186,190
Affiliated Computer Services, Inc., Class A *     17,931          944,067
Banta Corp.                                        3,437          107,475
BISYS Group, Inc. *                               16,315          259,409
Cadence Design Systems, Inc. *                    36,474          430,029
Catalina Marketing Corp. *                         7,380          136,530
Ceridian Corp. *                                  20,131          290,289
Certegy, Inc. *                                    8,967          220,140
ChoicePoint, Inc. *                               11,507          454,411
CSG Systems International, Inc. *                  6,992           95,441
DST Systems, Inc. *                               16,219          576,585
Dun & Bradstreet Corp. *                          10,086          347,866
Gartner Group, Inc., Class B *                    11,221          106,038
Harte-Hanks, Inc.                                 12,354          230,649
Kelly Services, Inc., Class A                      4,818          119,053
Korn/Ferry International * (a)                     4,969           37,168
Legato Systems, Inc. * (a)                        15,733           79,137
Manpower, Inc.                                    10,408          332,015
MPS Group, Inc. *                                 13,976           77,427
Reynolds & Reynolds Company, Class A               9,428          240,131
Rollins, Inc.                                      4,091          104,116
SEI Investment Company                            14,386          391,012
Sothebys Holdings, Inc., Class A *                 8,381           75,429
Sykes Enterprises, Inc. *                          5,308           17,410
The Titan Corp. *                                 10,582          110,053
Valassis Communications, Inc. *                    7,131          209,865
Viad Corp.                                        11,953          267,150
Wallace Computer Series, Inc.                      5,674          122,048
Wind River Systems, Inc. *                        11,038           45,256
                                                                ---------
                                                                6,612,389

CELLULAR COMMUNICATIONS - 0.49%
RF Micro Devices, Inc. *                          22,946          168,194
Telephone & Data Systems, Inc.                     7,956          374,091
                                                                ---------
                                                                  542,285

CHEMICALS - 2.39%
A. Schulman, Inc.                                  4,014           74,701
Airgas, Inc. *                                     9,699          167,308
Albemarle Corp.                                    5,655          160,885
Cabot Corp.                                        8,327          220,999
Cabot Microelectronics Corp. * (a)                 3,301          155,807
Crompton Corp.                                    15,403           91,648
Cytec Industries, Inc. *                           5,315          144,993
Ferro Corp. (a)                                    5,478          133,828
FMC Corp. *                                        4,753          129,852
H.B. Fuller Company                                3,839           99,353
IMC Global, Inc.                                  15,579          166,228
Lubrizol Corp.                                     6,973          212,676
Lyondell Chemical Company                         21,665          273,846
Minerals Technologies, Inc. (a)                    2,730          117,799
Olin Corp. (a)                                     7,764          120,730
Solutia, Inc.                                     14,588           52,954
Valspar Corp.                                      6,795          300,203
                                                                ---------
                                                                2,623,810

COAL - 0.33%
Arch Coal, Inc.                                    7,099          153,268
Peabody Energy Corp.                               7,093          207,328
                                                                ---------
                                                                  360,596

COMPUTERS & BUSINESS EQUIPMENT - 2.04%
3Com Corp. *                                      49,859          230,847
Diebold, Inc.                                      9,778          403,049
GTECH Holdings Corp. *                             7,740          215,636
Henry, Jack & Associates, Inc.                    11,872          142,939
Infocus Corp. * (a)                                5,161           31,792
National Instruments Corp. *                       6,919          224,798
Plexus Corp. *                                     5,834           51,222
Quantum Corp. *                                   21,674           57,870
Sandisk Corp. * (a)                                9,357          189,947
Storage Technology Corp. *                        14,448          309,476
Sybase, Inc. *                                    12,744          170,770
Tech Data Corp. *                                  7,655          206,379
                                                                ---------
                                                                2,234,725

CONSTRUCTION MATERIALS - 0.37%
Granite Construction, Inc.                         5,614           87,017
Martin Marietta Materials, Inc.                    6,619          202,938
Trinity Industries, Inc. (a)                       6,211          117,761
                                                                ---------
                                                                  407,716

CONSTRUCTION & MINING EQUIPMENT - 0.22%
National Oilwell, Inc. *                          10,989          240,000
                                                                ---------

CONTAINERS & GLASS - 0.56%
Longview Fibre Company *                           7,113           51,427
Packaging Corp. of America *                      14,163          258,333
Sonoco Products Company                           13,095          300,268
                                                                ---------
                                                                  610,028

CRUDE PETROLEUM & NATURAL GAS - 1.92%
FMC Technologies, Inc. *                           8,874          181,296
Helmerich & Payne, Inc.                            6,780          189,230
Ocean Energy, Inc.                                23,914          477,562
Patterson-UTI  Energy, Inc. *                     10,746          324,207
Pioneer Natural Resources Company *               15,872          400,768
Valero Energy Corp.                               14,454          533,931
                                                                ---------
                                                                2,106,994

DOMESTIC OIL - 1.30%
Forest Oil Corp. *                                 6,369          176,103
Murphy Oil Corp.                                  12,432          532,711
Noble Energy, Inc.                                 7,771          291,801
XTO Energy, Inc.                                  17,187          424,519
                                                                ---------
                                                                1,425,134

DRUGS & HEALTH CARE - 2.63%
Apogent Technologies, Inc. *                      14,501          301,621
Beckman Coulter, Inc.                              8,444          249,267
Edwards Lifesciences Corp. *                       8,148          207,530
Health Net, Inc. *                                16,801          443,546
Henry Schein, Inc. *                               5,969          268,605
Hillenbrand Industries, Inc.                       8,369          404,306
Ivax Corp. *                                      26,389          320,099
Lifepoint Hospitals, Inc. * (a)                    5,361          160,460
Pacificare Health
  Systems, Inc. *(a)                               4,860          136,566

Perrigo Company *                                  9,512          115,571
Protein Design Labs, Inc. *                       12,064          102,544
Sepracor, Inc. * (a)                              11,402          110,257
VISX, Inc. *                                       7,004           67,098
                                                                ---------
                                                                2,887,470

EDUCATIONAL SERVICES - 0.62%
Career Education Corp. *                           6,247          249,880
DeVry, Inc. * (a)                                  9,479          157,446
Education Management Corp. *                       4,786          179,954

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                  SHARES         VALUE
                                                  ------         -----
EDUCATIONAL SERVICES - CONTINUED
Sylvan Learning Systems, Inc. * (a)                5,485          $89,954
                                                                ---------
                                                                  677,234

ELECTRICAL EQUIPMENT - 0.73%
AMETEK, Inc.                                       4,480          172,435
Energizer Holdings, Inc. *                        12,305          343,310
Hubbell, Inc., Class B                             8,016          281,682
                                                                ---------
                                                                  797,427

ELECTRIC UTILITIES - 3.72%
Allete, Inc.                                      11,592          262,907
Alliant Corp.                                     12,416          205,485
Black Hills Corp.                                  3,644           96,639
Cleco Corp.                                        6,375           89,250
DPL, Inc.                                         17,146          263,020
DQE, Inc.                                         10,068          153,436
GrafTech International, Ltd. *                     7,918           47,191
Great Plains Energy, Inc.                          9,264          211,960
Hawaiian Electric Industries, Inc.                 4,971          218,625
IDACORP, Inc.                                      5,127          127,303
Northeast Utilities                               18,408          279,249
NSTAR                                              7,196          319,431
OGE Energy Corp.                                  10,624          186,982
Pepco Holdings, Inc.                              22,201          430,477
PNM Resources, Inc.                                5,305          126,365
Puget Energy, Inc.                                12,581          277,411
Quanta Services, Inc. *                            9,129           31,952
Sierra Pacific Resources * (a)                    13,834           89,921
Westar Energy, Inc.                                9,661           95,644
Wisconsin Energy Corp.                            15,680          395,136
WPS Resources Corp. (a)                            4,332          168,168
                                                                ---------
                                                                4,076,552

ELECTRONICS - 1.78%
Arrow Electronics, Inc. *                         13,541          173,189
Avnet, Inc. *                                     16,189          175,327
FEI Company *                                      4,448           68,010
Kemet Corp. *                                     11,671          102,005
L-3 Communications Holdings, Inc. * (a)           12,814          575,477
Mentor Graphics Corp. *                            9,043           71,078
Polycom, Inc. *                                   13,484          128,368
Sequa Corp., Class A *                             1,437           56,201
Teleflex, Inc.                                     5,335          228,818
Varian, Inc. *                                     4,596          131,859
Vishay Intertechnology, Inc. *                    21,662          242,181
                                                                ---------
                                                                1,952,513

ENERGY - 0.62%
Energy East Corp.                                 19,648          434,024
MDU Resources Group, Inc.                          9,724          250,977
                                                                ---------
                                                                  685,001

FINANCIAL SERVICES - 3.54%
A.G. Edwards, Inc.                                10,688          352,277
Americredit Corp. * (a)                           20,726          160,419
Arthur J. Gallagher & Company                     11,938          350,739
Compass Bancshares, Inc.                          17,394          543,910
E TRADE Group, Inc. *                             49,031          238,291
Eaton Vance Corp.                                  9,411          265,861
IndyMac Bancorp, Inc. *                            7,515          138,952
Investment Technology Group, Inc. *                6,498          145,295
LaBranche & Company, Inc. * (a)                    8,074          215,091
Legg Mason, Inc.                                   8,788          426,570
Leucadia National Corp.                            7,514          280,347
Metris Companies, Inc. (a)                         7,606           18,787
Neuberger Berman, Inc. (a)                         9,464          316,949
Waddell & Reed Financial, Inc., Class A           10,882          214,049
Webster Financial Corp.                            6,214          216,247
                                                                ---------
                                                                3,883,784

FOOD & BEVERAGES - 3.78%
Bob Evans Farms, Inc.                              4,795          111,963
Constellation Brands, Inc., Class A               12,250          290,448
   *
Dean Foods Company *                              12,382          459,372
Dole Food, Inc.                                    7,621          248,292
Dreyers Grand Ice Cream, Inc. (a)                  4,740          336,350
Hormel Foods Corp.                                18,810          438,837
Interstate Bakeries Corp.                          5,990           91,348
McCormick & Company, Inc.                         18,984          440,429
PepsiAmericas, Inc.                               20,415          274,174
Sensient Technologies Corp.                        6,436          144,617
Smithfield Foods, Inc. *                          14,835          294,326
The J.M. Smucker Company                           6,725          267,722
Tootsie Roll Industries, Inc.                      6,994          214,576
Tyson Foods, Inc., Class A                        47,857          536,956
                                                                ---------
                                                                4,149,410

FOREST PRODUCTS - 0.15%
Rayonier, Inc.                                     3,754          169,869
                                                                ---------

FURNITURE & FIXTURES - 0.17%
Furniture Brands International, Inc. *             7,633          182,047
                                                                ---------

GAS & PIPELINE UTILITIES - 2.58%
AGL Resources, Inc.                                7,643          185,725
American Water Works Company, Inc. (a)            13,580          617,618
Aquila, Inc. *                                    25,270           44,728
Equitable Resources, Inc.                          8,483          297,244
National Fuel Gas Company (a)                     10,865          225,231
ONEOK, Inc.                                        8,199          157,421
Questar Corp.                                     11,112          309,136
SCANA Corp.                                       15,028          465,267
Vectren Corp.                                      9,200          211,600
Western Gas Resources, Inc. (a)                    4,481          165,125
WGL Holdings, Inc.                                 6,577          157,322
                                                                ---------
                                                                2,836,417

HEALTHCARE PRODUCTS - 2.03%
Cytyc Corp. *                                     15,710          160,242
DENTSPLY International, Inc.                      10,629          395,399
Mylan Laboratories, Inc.                          16,614          579,828
Patterson Dental Company *                         9,254          404,770
STERIS Corp. *                                     9,415          228,314
Varian Medical Systems, Inc. *                     9,221          457,362
                                                                ---------
                                                                2,225,915

HEALTHCARE SERVICES - 2.34%
Apria Healthcare Group, Inc. *                     7,447          165,621
Express Scripts, Inc., Class A * (a)              10,572          507,879
First Health Group Corp. *                        13,764          335,153
Lincare Holdings, Inc. *                          14,344          453,557
Omnicare, Inc.                                    12,791          304,810
Oxford Health Plans, Inc. *                       11,867          432,552
Universal Health Services, Inc., Class B *         8,215          370,497
                                                                ---------
                                                                2,570,069

HOLDINGS COMPANIES/CONGLOMERATES - 0.08%
Horace Mann Educators Corp.                        5,549           85,066
                                                                ---------

HOMEBUILDERS - 0.93%
Clayton Homes, Inc. (a)                           18,438          224,575
D.R. Horton, Inc.                                 19,877          344,866
Lennar Corp. (a)                                   8,803          454,235
                                                                ---------
                                                                1,023,676

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                  SHARES         VALUE
                                                  ------         -----
HOTELS & RESTAURANTS - 2.16%
Brinker International, Inc. *                     13,212         $426,087
CBRL Group, Inc.                                   6,749          203,347
Extended Stay America, Inc. *                     12,719          187,605
Krispy Kreme Doughnuts, Inc. * (a)                 7,523          254,052
Mandalay Resort Group *                            9,332          285,653
Outback Steakhouse, Inc.                          10,283          354,146
Papa Johns International, Inc. * (a)               2,561           71,401
Park Place Entertainment Corp. *                  40,767          342,443
The Cheesecake Factory, Inc. *                     6,874          248,495
                                                                ---------
                                                                2,373,229

HOUSEHOLD PRODUCTS - 0.54%
Blyth Industries, Inc.                             6,285          168,186
Church & Dwight, Inc.                              5,411          164,657
Dial Corp.                                        12,900          262,773
                                                                ---------
                                                                  595,616

INDUSTRIAL MACHINERY - 1.30%
AGCO Corp. *                                      10,176          224,890
Albany International Corp., Class A                4,387           90,635
Donaldson Company, Inc.                            5,952          214,272
Flowserve Corp. *                                  7,476          110,570
Grant Prideco, Inc. *                             16,748          194,947
Kaydon Corp.                                       4,135           87,703
Kennametal, Inc.                                   4,755          163,952
Pentair, Inc.                                      6,673          230,552
Tecumseh Products Company, Class A                 2,504          110,502
                                                                ---------
                                                                1,428,023

INDUSTRIALS - 0.35%
Fastenal Company (a)                              10,295          384,930
                                                                ---------

INSURANCE - 3.68%
Allmerica Financial Corp. (a)                      7,272           73,447
American Financial Group, Inc.                     9,364          216,028
Amerus Group Company (a)                           5,316          150,283
Brown & Brown, Inc.                                9,391          303,517
Everest Re Group, Ltd.                             6,899          381,515
Fidelity National Financial, Inc.                 12,968          425,739
HCC Insurance Holdings, Inc.                       8,450          207,870
Mony Group, Inc.                                   6,381          152,761
Ohio Casualty Corp. * (a)                          8,224          106,501
Old Republic International Corp.                  16,357          457,996
Protective Life Corp.                              9,315          256,349
Radian Group, Inc.                                12,681          471,099
Stancorp Financial Group, Inc.                     3,989          194,863
The PMI Group, Inc.                               12,246          367,870
Unitrin, Inc.                                      9,174          268,064
                                                                ---------
                                                                4,033,902

INTERNATIONAL OIL - 0.64%
Weatherford International, Ltd. *                 17,653          704,884
                                                                ---------

INTERNET CONTENT - 0.20%
Overture Service, Inc. * (a)                       7,926          216,459
                                                                ---------

INTERNET SOFTWARE - 1.29%
Internet Security Systems, Inc. *                  6,716          123,104
Macromedia, Inc. *                                 8,179           87,106
Networks Associates, Inc. *                       21,223          341,478
Retek, Inc. *                                      6,913           18,804
RSA Security, Inc. *                               7,915           47,411
Symantec Corp. *                                  19,627          795,090
                                                                ---------
                                                                1,412,993

LEISURE TIME - 0.44%
Callaway Golf Company                             10,296          136,422
International Speedway Corp., Class A              7,213          268,973
Six Flags, Inc. *                                 12,657           72,271
                                                                ---------
                                                                  477,666

LIFE SCIENCES - 0.04%
Incyte Pharmacuticals, Inc. *                      9,440           43,046
                                                                ---------

MANUFACTURING - 0.93%
Carlisle Companies, Inc.                           4,147          171,603
Lancaster Colony Corp.                             4,953          193,563
Nordson Corp.                                      4,545          112,853
SPX Corp. *                                       10,920          408,954
York International Corp.                           5,339          136,518
                                                                ---------
                                                                1,023,491

MEDICAL-HOSPITALS - 0.28%
Triad Hospitals, Inc. *                           10,137          302,387
                                                                ---------

NEWSPAPERS - 1.05%
Lee Enterprises, Inc.                              6,008          201,388
Washington Post Company, Class B                   1,290          952,020
                                                                ---------
                                                                1,153,408

OFFICE FURNISHINGS & SUPPLIES - 0.38%
HON Industries, Inc.                               7,995          226,098
Miller Herman, Inc.                               10,147          186,705
                                                                ---------
                                                                  412,803

PAPER - 0.51%
Bowater, Inc.                                      7,491          314,247
P.H. Glatfelter Company                            5,929           78,026
Potlatch Corp.                                     3,854           92,033
Wausau-Mosinee Paper Corp.                         7,022           78,787
                                                                ---------
                                                                  563,093

PETROLEUM SERVICES - 2.05%
Cooper Cameron Corp. *                             7,374          367,373
ENSCO International, Inc.                         20,206          595,067
Hanover Compressor Company * (a)                   9,008           82,693
Pride International, Inc. *                       18,228          271,597
Smith International, Inc. *                       13,776          449,373
Tidewater, Inc.                                    8,213          255,424
Varco International, Inc. *                       13,139          228,619
                                                                ---------
                                                                2,250,146

PHARMACEUTICALS - 1.92%
AdvancePCS *                                      12,134          269,496
Barr Laboratories, Inc. * (a)                      5,949          387,221
Gilead Sciences, Inc. *                           26,683          907,222
ICN Pharmaceuticals, Inc. (a)                     11,341          123,730
SICOR, Inc. *                                     15,879          251,682
Vertex Pharmaceuticals, Inc. *                    10,354          164,111
                                                                ---------
                                                                2,103,462

POLLUTION CONTROL - 0.42%
Republic Services, Inc., Class A *                22,228          466,343
                                                                ---------

PUBLISHING - 0.53%
Media General, Inc., Class A                       3,148          188,723
Readers Digest Association, Inc., Class A         13,266          200,316
Scholastic Corp. *                                 5,307          190,787
                                                                ---------
                                                                  579,826

RAILROADS & EQUIPMENT - 0.28%
GATX Corp. (a)                                     6,633          151,365
J.B. Hunt Transport Services, Inc. *               5,324          155,993
                                                                ---------
                                                                  307,358

REAL ESTATE - 0.80%
Hospitality Properties Trust, SBI                  8,489          298,813
Liberty Property Trust, REIT (a)                  10,353          330,675
New Plan Excel Realty Trust, Inc.                 13,142          250,880
                                                                ---------
                                                                  880,368

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                  SHARES        VALUE
                                                  ------        -----
RETAIL GROCERY - 0.45%
Ruddick Corp.                                      6,308          $86,356
Whole Foods Market, Inc. *                         7,798          411,189
                                                              -----------
                                                                  497,545

RETAIL TRADE - 4.43%
99 Cents Only Stores *                             9,510          255,439
Abercrombie & Fitch Company, Class A *            13,244          270,972
American Eagle Outfitters, Inc. *  (a)             9,736          134,162
Barnes & Noble, Inc. *                             9,147          165,286
BJ's Wholesale Club, Inc. *                        9,507          173,978
Borders Group, Inc. *                             10,733          172,801
CarMax, Inc. * (a)                                13,978          249,927
CDW Computer Centers, Inc. *                      11,387          499,320
Claire's Stores, Inc.                              6,621          146,126
Dollar Tree Stores, Inc. *                        15,490          380,589
Longs Drug Stores Corp.                            5,199          107,827
Michael's Stores, Inc. *                           9,102          284,893
Payless ShoeSource, Inc. *                         3,073          158,167
PETsMART, Inc. *                                  18,707          320,451
Pier 1 Imports, Inc.                              12,565          237,855
Ross Stores, Inc.                                 10,555          447,427
Saks, Inc. *                                      19,405          227,815
The Neiman Marcus Group, Inc., Class A *           6,507          197,748
Williams-Sonoma, Inc. *                           15,736          427,232
                                                              -----------
                                                                4,858,015

SEMICONDUCTORS - 2.32%
Atmel Corp. *                                     63,133          140,787
Cirrus Logic, Inc. *                              10,949           31,533
Credence Systems Corp. *                           8,276           77,215
Cree, Inc. * (a)                                   9,873          161,423
Cypress Semiconductor Corp. *                     16,766           95,901
Fairchild Semiconductor Corp., Class A *          15,859          169,850
Integrated Device Technology, Inc. *              13,982          117,029
International Rectifier Corp. *                    8,660          159,864
Intersil Corp., Class A *                         18,557          258,685
Lam Research Corp. *                              17,002          183,622
Lattice Semiconductor Corp. *                     15,220          133,479
LTX Corp. *                                        6,955           41,939
Micrel, Inc. * (a)                                12,486          112,124
Microchip Technology, Inc.                        27,554          673,695
Semtech Corp. *                                    9,979          108,971
Triquint Semiconductor, Inc. *                    18,016           76,388
                                                              -----------
                                                                2,542,505

SOFTWARE - 1.41%
Activision, Inc. *                                 9,105          132,842
Advent Software, Inc. * (a)                        4,509           61,458
Ascential Software Corp. * (a)                    32,573           78,175
Avocent Corp. *                                    6,114          135,853
Checkfree Corp. * (a)                             10,677          170,843
Imation Corp. *                                    4,787          167,928
Keane, Inc. *                                      9,611           86,403
Macrovision Corp. *                                6,525          104,661
McDATA Corp., Class A * (a)                       15,371          109,134
Synopsys, Inc. *                                  10,263          473,637
Transaction Systems Architects, Inc., Class A *    4,648           30,212
                                                              -----------
                                                                1,551,146

STEEL - 0.14%
Alaska Steel Holding Corp. *                      14,609          116,872
Carpenter Technology Corp.                         3,155           39,280
                                                              -----------
                                                                  156,152

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.88%
ADTRAN, Inc. *                                     5,053          166,244
Advanced Fibre Communications, Inc. *             11,396          190,085
Commscope, Inc. *                                  8,107           64,045
Harris Corp.                                       8,993          236,516
Newport Corp. *                                    5,241           65,827
Plantronics, Inc. * (a)                            6,027           91,189
Powerwave Technologies, Inc. *                     9,143           49,372
Price Communications Corp. *                       7,396          102,287
                                                              -----------
                                                                  965,565

TELEPHONE - 0.09%
Broadwing, Inc. *                                 29,649          104,364
                                                              -----------

TIRES & RUBBER - 0.09%
Bandag, Inc. (a)                                   2,598          100,491
                                                              -----------

TOBACCO - 0.12%
Universal Corp.                                    3,513          129,841
                                                              -----------

TRANSPORTATION - 0.62%
Airborne, Inc.                                     6,560           97,285
Alexander & Baldwin, Inc.                          5,583          143,985
C. H. Robinson Worldwide, Inc. (a)                11,459          357,521
Overseas Shipholding Group, Inc.                   4,678           83,736
                                                              -----------
                                                                  682,527

TRUCKING & FREIGHT - 1.04%
CNF Transportation, Inc.                           6,679          222,010
EGL, Inc. *                                        6,430           91,628
Expeditores International of
   Washington, Inc. (a)                           14,120          461,018
Pittston Brink's Group                             7,353          135,883
Swift Transportation, Inc. *                      11,390          228,005
                                                              -----------
                                                                1,138,544

TOTAL COMMON STOCK
(Cost: $113,764,705)                                          $95,366,354
                                                              -----------

                                              PRINCIPAL
                                               AMOUNT           VALUE
                                               ------           -----
SHORT TERM INVESTMENTS - 13.03%
Federal Home Loan Bank Consolidated
   Discount Note, 1.65% due
   01/24/2003                                 $1,000,000         $999,273
Navigator Securities Lending Trust, 1.43%      9,695,538        9,695,538
State Street Boston Corp.
   1.20% due 01/02/2003 (b)                    3,100,000        3,099,897
U.S. Treasury Bills
   1.17% due 01/30/2003                          500,000          499,541
                                                             ------------
                                                              $14,294,249

REPURCHASE AGREEMENTS - 0.06%
Repurchase Agreement with State
   Street Corp., dated 12/31/2002
   at 1.00%, to be repurchased at
   $63,004 on 01/02/2003,
   collateralized by $50,000 U.S.
   Treasury Bonds 7.625% due
   02/15/2025 (valued at $70,185
   including interest)                           $63,000          $63,000
                                                             ------------

TOTAL INVESTMENTS   (MID CAP INDEX TRUST)
(Cost: $128,121,954)                                         $109,723,603
                                                             ============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)


TOTAL STOCK MARKET INDEX TRUST


                                                            SHARES        VALUE
                                                            ------        -----
COMMON STOCK - 90.64%
ADVERTISING - 0.21%
Avenue A., Inc. *                                             200       $    580
DoubleClick, Inc. *                                           687          3,888
Grey Global Group, Inc.                                         8          4,889
Lamar Advertising Company, Class A *                          553         18,609
Omnicom Group, Inc.                                         1,119         72,287
The Interpublic Group of Companies, Inc.                    2,675         37,664
TMP Worldwide, Inc. *                                         564          6,379
Ventiv Health, Inc. *                                         100            199
                                                                        --------
                                                                         144,495
AEROSPACE - 1.46%
AAR Corp. *                                                   100            515
Aeroflex, Inc. *                                              250          1,725
Alliant Techsystems, Inc. *                                   240         14,964
B.F. Goodrich Company                                         573         10,497
BE Aerospace, Inc. *                                          100            364
Boeing Company                                              5,052        166,665
Curtiss Wright Corp.                                           99          6,318
DRS Technologies, Inc. *                                      176          5,514
EDO Corp.                                                     318          6,608
Esterline Technologies Corp. *                                100          1,767
GenCorp, Inc.                                                 218          1,726
General Dynamics Corp.                                      1,207         95,800
Heico Corp., Class A                                          295          2,440
Honeywell International, Inc.                               4,928        118,272
Ladish, Inc. *                                                203          1,636
Lockheed Martin Corp.                                       2,736        158,004
Moog, Inc., Class A *                                         215          6,674
Northrop Grumman Corp.                                        655         63,535
Orbital Sciences Corp., Class A * (a)                         198            836
Precision Castparts Corp.                                     235          5,699
Raytheon Company                                            2,392         73,554
Rockwell Collins, Inc.                                      1,204         28,005
Teledyne Technologies, Inc. *                                 100          1,568
Textron, Inc.                                                 860         36,971
United Defense Industries, Inc. *                               8            186
United Technologies Corp.                                   2,805        173,742
Verdian Corp. *                                               158          3,372
Viasat, Inc. * (a)                                            116          1,339
Woodward Governor Company                                      45          1,957
                                                                        --------
                                                                         990,253
AGRICULTURE - 0.09%
Bunge, Ltd.                                                   667         16,048
Cadiz, Inc. * (a)                                             219            120
Delta & Pine Land Company                                     368          7,511
Fresh Del Monte Produce, Inc.                                 290          5,484
Lesco, Inc. *                                                 100          1,393
Monsanto Company                                            1,516         29,183
Tejon Ranch Company *                                          70          2,079
                                                                        --------
                                                                          61,818
AIR TRAVEL - 0.16%
Airtran Holdings, Inc. *                                      290          1,131
Alaska Air Group, Inc. *                                      100          2,165
America West Holding Corp., Class B *                         100            180
Atlantic Coast Airlines Holdings, Inc. *                      200          2,406
Atlas Air, Inc. *                                             149            225
Continental Airlines, Inc., Class B * (a)                     497          3,603
Delta Air Lines, Inc.                                         629          7,611
ExpressJet Holdings, Inc. *                                   291          2,983
Frontier Airlines, Inc. *                                     150          1,014
JetBlue Airways Corp. * (a)                                   221          5,954
Mesa Air Group, Inc. *                                        100            407
Mesaba Holdings, Inc. *                                       100            612
Northwest Airlines Corp., Class A * (a)                       430          3,156
SkyWest, Inc.                                                 521          6,810
Southwest Airlines Company                                  4,836         67,220
U.S. Airways Group, Inc. * (a)                                331             81
UAL Corp. * (a)                                               242            346
                                                                        --------
                                                                         105,904
APPAREL & TEXTILES - 0.39%
Angelica Corp.                                                100          2,065
Brown Shoe, Inc.                                              100          2,383
Cintas Corp.                                                  985         45,064
Coach, Inc. *                                                 666         21,925
Columbia Sportswear Company *                                 307         13,637
Cone Mills Corp. (a)                                          200            344
FAB Industries, Inc.                                          143          1,165
G & K Services, Class A                                       100          3,540
Goodys Family Clothing, Inc. *                                215            955
Guess, Inc. * (a)                                             162            679
Interface, Inc., Class A                                      200            614
Jones Apparel Group, Inc. *                                   827         29,309
K-Swiss, Inc., Class A                                         66          1,433
Kellwood Company                                              100          2,600
Liz Claiborne, Inc.                                           656         19,450
Mohawk Industries, Inc. *                                     444         25,286
Movado Group, Inc.                                            328          6,170
Nautica Enterprises, Inc. *                                   100          1,111
Oakley, Inc. *                                                291          2,989
Oneida, Ltd.                                                  100          1,103
Oshkosh B'Gosh, Inc., Class A                                 100          2,805
Oxford Industries, Inc.                                       100          2,565
Phillips Van Heusen Corp.                                     100          1,156
Polo Ralph Lauren Corp., Class A *                            375          8,160
Quiksilver, Inc. *                                            100          2,666
Reebok International, Ltd. *                                  366         10,760
Russell Corp.                                                 100          1,674
Stage Stores, Inc. *                                          275          5,786
Stride Rite Corp.                                             200          1,434
Superior Uniform Group, Inc.                                  161          1,995
The Gymboree Corp. *                                           96          1,522
Timberland Company, Class A *                                 200          7,122
Unifi, Inc. *                                                 200          1,050
V.F. Corp.                                                    672         24,226
Vans, Inc. *                                                  100            568
Wellco Enterprises, Inc.                                      126          1,424
Wellman, Inc.                                                 100          1,349
Weyco Group, Inc.                                              73          2,505
Wolverine World Wide, Inc.                                    159          2,402
                                                                        --------
                                                                         262,991
AUTO PARTS - 0.37%
Advance Auto Parts, Inc. *                                    242         11,834
Aftermarket Technology Corp. *                                150          2,175
American Axle & Manufacturing Holdings, Inc. *                170          3,981
Arvinmeritor, Inc.                                            607         10,119
AutoZone, Inc. *                                              619         43,732
BorgWarner, Inc.                                              100          5,042
Collins & Aikman Corp. *                                      206            917
CSK Auto Corp. * (a)                                          150          1,650
Dana Corp.                                                    975         11,466
Delphi Automotive Systems Corp.                             3,361         27,056
Eaton Corp.                                                   445         34,759
Exide Corp. * (a)                                             159             44
Federal Mogul Corp. * (a)                                     299             66
Federal Signal Corp.                                          188          3,651
Gentex Corp. *                                                446         14,111
Genuine Parts Company                                         928         28,582


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)


                                                          SHARES          VALUE
                                                          ------          -----
AUTO PARTS - CONTINUED
Insurance Auto Auctions, Inc. *                              100        $  1,659
Lear Corp. *                                                 436          14,510
Magna International, Inc., Class A                            45           2,527
Modine Manufacturing Company                                 439           7,761
Raytech Corp. *                                              868           4,948
Sauer, Inc.                                                  275           2,172
Sports Resorts International, Inc. * (a)                     302           1,773
Standard Motor Products, Inc., Class A                       100           1,300
Superior Industries International, Inc.                      100           4,136
TBC Corp. *                                                  177           2,126
Tower Automotive, Inc. *                                     622           2,799
Visteon Corp.                                                760           5,290
Vulcan International Corp.                                    42           1,470
                                                                        --------
                                                                         251,656
AUTO SERVICES - 0.06%
AutoNation, Inc. *                                         1,903          23,902
Copart, Inc. *                                               580           6,867
Dollar Thrifty Automotive Group, Inc. *                      100           2,115
Midas, Inc. *                                                100             643
Miller Industries, Inc. *                                     40             136
Sonic Automatic, Inc. *                                      100           1,487
United Rentals, Inc. *                                       481           5,176
                                                                        --------
                                                                          40,326
AUTOMOBILES - 0.43%
Dura Automotive Systems, Inc. *                              100           1,004
Ford Motor Company                                        10,949         101,826
General Motors Corp.                                       3,322         122,449
Marine Products Corp.                                        102           1,005
Monaco Coach Corp. *                                         150           2,482
Monro Muffler Brake, Inc. *                                  100           1,690
O'Reilly Automotive, Inc. *                                  393           9,939
Oshkosh Truck Corp., Class B                                 100           6,150
PACCAR, Inc.                                                 646          29,800
Spartan Motors, Inc.                                         200           2,276
Tenneco Automotive, Inc. *                                   219             885
Thor Industries, Inc. (a)                                    122           4,200
United Auto Group, Inc. * (a)                                308           3,841
Wabash National Corp. * (a)                                  100             838
                                                                        --------
                                                                         288,385
BANKING - 6.51%
1St Source Corp.                                             110           1,843
ABC Bancorp                                                  138           1,787
Alabama National BanCorp                                     100           4,350
Ameriana Bancorp                                             621           7,129
American National Bankshares, Inc. (a)                       100           2,600
Americanwest BanCorp *                                       121           1,891
AmSouth BanCorp                                            2,177          41,798
Anchor BanCorp Wisconsin, Inc.                                27             560
Associated Banc-Corp                                         453          15,375
Astoria Financial Corp.                                      460          12,489
Banc Corp.                                                   174           1,350
Bancorpsouth, Inc.                                           616          11,963
BancTrust Financial Group, Inc.                              675           7,425
Bank Mutual Corp.                                            255           5,898
Bank of America Corp.                                      9,079         631,626
Bank of Hawaii Corp.                                         456          13,858
Bank of New York, Inc.                                     4,378         104,897
Bank One Corp.                                             7,062         258,116
Bankatlantic Bancorp, Inc., Class A                          685           6,473
Banknorth Group, Inc.                                        858          19,391
BankUnited Financial Corp., Class A *                        394           6,375
Banner Corp.                                                 110           2,075
Bay View Capital Corp. *                                     887           5,100
BB&T Corp.                                                 2,837         104,941
Berkshire Hill Bancorp, Inc.                                 260           6,123
BOK Financial Corp. *                                        375          12,146
Boston Private Financial Holdings, Inc.                      100           1,986
Brookline Bancorp, Inc.                                       80             952
Camco Financial Corp.                                        135           1,918
Camden National Corp.                                        100           2,420
Capital City Bank Group, Inc.                                170           6,662
Capitol Bancorp, Ltd.                                        100           2,320
Capitol Federal Financial (a)                                419          12,067
Cathay Bancorp, Inc.                                          45           1,710
Cavalry BanCorp, Inc. (a)                                    229           3,050
Center Bancorp, Inc.                                         110           2,596
Charter Financial Corp.                                       56           1,741
Chemical Financial Corp.                                      70           2,251
Chester Valley Bancorp, Inc.                                 115           2,606
Chittenden Corp.                                             125           3,185
Citizens Banking Corp.                                       313           7,756
Citizens First Bancorp, Inc.                                 309           6,507
City Holding Company                                         100           2,825
City National Corp.                                          257          11,305
CNB Florida Bancshares, Inc.                                 394           6,272
Coastal Financial Corp.                                      150           2,046
CoBiz, Inc.                                                  150           2,228
Colonial Bancgroup, Inc.                                     783           9,341
Columbia Bancorp                                             100           2,203
Comerica, Inc.                                               952          41,164
Commerce Bancorp, Inc. (a)                                   346          14,944
Commerce Bancshares, Inc.                                    406          15,952
Commercial Bankshares, Inc.                                  121           4,187
Commercial Federal Corp.                                     200           4,670
Commonwealth Bancorp, Inc.                                   134           6,214
Community First Bankshares, Inc.                             325           8,599
Connecticut Bancshares, Inc.                                  22             846
Corus Bankshares, Inc.                                        85           3,711
Covest Bancshares, Inc,                                      227           6,361
CPB, Inc.                                                    226           6,204
Cullen Frost Bankers, Inc.                                   231           7,554
CVB Financial Corp.                                          137           3,484
Digital Insight Corp. *                                      365           3,172
Dime Community Bancorp, Inc.                                 225           4,309
Doral Financial Corp.                                        320           9,152
East West Bancorp, Inc.                                      100           3,608
EFC Bancorp, Inc.                                            211           3,851
ESB Financial Corp.                                          166           2,150
F & M Bancorp                                                100           3,200
F.M.S. Corp.                                                  95           1,263
FNB Corp. - NC                                               310           5,999
FNB Corp. - PA                                               202           5,561
FNB Corp. - VA                                               235           5,577
FFLC Bancorp, Inc.                                            67           1,981
Fidelity Bankshares, Inc.                                    241           4,314
Fifth Third Bancorp                                        3,503         205,101
Financial Institutions, Inc.                                 100           2,936
First Bancorp                                                224           5,266
First Bancorp Puerto Rico                                    379           8,565
First Bell Bancorp, Inc.                                     103           2,190
First Citizens Bancshares, Inc.                               49           4,733
First Commonwealth Financial Corp.                           200           2,300
First Defiance Financial Corp.                               100           1,890
First Federal Financial Corp.                                100           2,448
First Financial BanCorp                                      105           1,721
First Financial Bankshares, Inc.                              20             760
First M+F Corporation                                        228           6,327


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)


                                                           SHARES         VALUE
                                                           ------         -----
BANKING - CONTINUED
First Midwest Bancorp, Inc.                                   377       $ 10,070
First Niagara Financial Group, Inc. (a)                       100          2,612
First Oak Brook Bancshares, Inc., Class A                     100          3,142
First Place Financial Corp.                                   103          1,713
First Securityfed Financial, Inc.                             100          2,429
First Sentinel Bancorp, Inc.                                  200          2,878
First Tennessee National Corp.                                662         23,792
First United Corp.                                            100          1,642
First Virginia Banks, Inc.                                    316         11,765
Firstfed America Bancorp, Inc.                                173          4,299
FirstMerit Corp.                                              548         11,870
Flag Financial Corp.                                          273          3,099
Flagstar Bancorp, Inc.                                        326          7,042
FleetBoston Financial Corp.                                 6,407        155,690
FNB Financial Services Corp.                                  200          3,426
Foothill Independent Bancorp                                  211          4,003
Franklin Financial Corp. (a)                                  269          6,168
Frontier Financial Corp.                                       23            588
Georgia Financial, Inc.                                       100          2,370
Glacier Bancorp, Inc.                                         110          2,593
Gold Banc Corporation, Inc.                                   200          1,984
Golden West Financial Corp.                                   851         61,110
Granite State Bankshares, Inc.                                100          4,369
Greater Bay Bancorp (a)                                       408          7,054
Greater Community Bancorp                                     384          6,144
Greenpoint Financial Corp.                                    577         26,069
Guaranty Federal Bancshares, Inc.                             100          1,552
Hancock Holding Company                                       140          6,251
Harleysville National Corp.                                   305          8,150
Heritage Financial Corp. (a)                                  100          1,781
HF Financial Corp.                                            100          1,430
Hibernia Corp., Class A                                       825         15,889
HMN Financial Inc.                                            356          5,991
Home Federal Bancorp                                          100          2,415
Horizon Financial Corp.                                       287          3,507
Hudson City Bancorp, Inc.                                   1,150         21,424
Hudson River Bancorp, Inc.                                    252          6,237
Hudson United Bancorp                                         194          6,033
Huntington Bancshares, Inc.                                 1,390         26,007
Iberiabank Corp.                                              100          4,016
Independence Community Bank Corp.                             445         11,294
Independent Bank Corp. - MA                                   100          2,280
Independent Bank Corp. - MI                                   115          3,480
Integra Bank Corp.                                            100          1,782
Investors Financial Services Corp.                            474         12,983
Irwin Financial Corp. (a)                                     100          1,650
KeyCorp                                                     2,495         62,724
Klamath First Bancorp, Inc.                                   139          2,232
Lakeland Financial Corp.                                      100          2,345
Liberty Bancorp.,  Inc.                                       235          6,213
Lincoln Bancorp                                               100          1,662
M&T Bank Corp.                                                485         38,485
MAF Bancorp, Inc.                                             173          5,870
Main Street Banks, Inc. (a)                                    20            384
MainSource Financial Group, Inc.                              116          2,773
Marshall & Ilsley Corp.                                     1,263         34,581
MB Financial, Inc.                                            100          3,479
Mercantile Bankshares Corp.                                   355         13,699
Merchants Bancshares, Inc.                                    150          3,381
Mid-State Bancshares                                           30            493
Mutualfirst Financial, Inc.                                   319          6,303
National City Corp.                                         3,590         98,079
National Commerce Financial Corp.                           1,358         32,388
National Penn Bancshares, Inc.                                113          3,011
Net.B@nk, Inc. *                                              441          4,269
New York Community Bancorp, Inc.                              680         19,638
Newmil Bancorp Inc.                                           322          6,424
North Fork BanCorp, Inc.                                      855         28,848
Northern States Financial Corp.                               227          6,297
Northern Trust Corp.                                        1,278         44,794
Northwest Bancorp, Inc.                                       200          2,958
Oak Hill Financial, Inc.                                      100          2,155
Old National Bancorp                                          464         11,275
PAB Bankshares, Inc. *                                        797          6,456
Pacific Capital Bancorp                                       133          3,385
Pamrapo Bancorp,  Inc.                                        359          6,100
Park National Corp.                                            56          5,533
Patriot Bank Corp.                                            100          1,537
Peapack Gladstone Financial, Corp.                            175          5,994
People's Bank Corp.                                           358          9,000
Popular, Inc.                                                 808         27,310
Progress Financial Corp. (a)                                  174          2,018
Prosperity Bancshares, Inc.                                   200          3,800
Provident Bancorp, Inc. (a)                                   100          3,105
Provident Bankshares Corp.                                    105          2,427
Provident Financial Group, Inc. (a)                           405         10,542
Quaker City Bancorp, Inc. *                                   125          4,116
R & G Financial Corp., Class B                                276          6,417
Republic Bancorp, Inc.                                        266          3,131
Republic Bancshares, Inc. *                                   100          1,965
Riggs National Corp.                                          100          1,549
Roslyn Bancorp, Inc.                                          580         10,457
Royal Bancshares Pennsylvania, Inc., Class A                  111          2,375
S & T Bancorp, Inc.                                           100          2,505
Sandy Spring Bancorp, Inc.                                    203          6,395
Santander Bancorp                                             481          6,253
Savannah Bancorp, Inc.                                        110          2,307
Shore Bancshares,  Inc. (a)                                   273          6,402
Silicon Valley Bancshares *                                   200          3,650
Sky Financial Group, Inc.                                     487          9,696
SNB Bancshares, Inc.                                          100          2,400
South Financial Group, Inc. (a)                               387          7,995
Southtrust Corp.                                            1,974         49,054
Southwest BanCorp of Texas, Inc. *                            339          9,767
Sovereign Bancorp, Inc.                                     1,357         19,066
State Bancorp, Inc.                                           118          2,124
Staten Islands Bancorp, Inc.                                  266          5,357
Sterling Bancorp                                               20            526
Sterling Bancshares, Inc.                                     200          2,444
Sterling Financial Corp.                                      116          2,743
Summit Bankshares, Inc.                                       100          1,950
SunTrust Banks, Inc.                                        1,679         95,569
Susquehanna Bancshares, Inc.                                  100          2,084
TCF Financial Corp.                                           437         19,093
Texas Regional Bancshares, Inc., Class A                      182          6,468
The Trust Company of New Jersey                                40          1,113
Trico Bancshares                                              100          2,460
Troy Financial Corp. (a)                                      105          2,833
TrustCo Bank Corp.                                            264          2,846
Trustmark Corp.                                               444         10,536
U.S.B. Holding Company, Inc.                                  110          1,947
UCBH Holdings, Inc.                                            26          1,104
Umpqua Holdings Corp.                                          66          1,205
Union Bankshares Corp.                                        100          2,725
Union Planters Corp.                                        1,060         29,828
UnionBanCal Corp.                                             870         34,165
United Bankshares, Inc.                                       350         10,171
United Community Banks, Inc.                                  248          6,044


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)


                                                          SHARES         VALUE
                                                          ------         -----
BANKING - CONTINUED
United National Bancorp                                      213      $    4,910
Unizan Financial Corp.                                       328           6,478
US Bancorp                                                11,610         246,364
Valley National Bancorp                                      562          14,820
Virginia Commerce Bancorp, Inc. *                             83           1,963
W Holding Company, Inc.                                      366           6,006
Wachovia Corp.                                             8,251         300,666
Wainwright Bank & Trust Company                              125           1,096
Warren Bancorp, Inc.                                         200           3,154
Warwick Community Bancorp                                     76           2,153
Washington Federal, Inc.                                     304           7,554
Washington Trust Bancorp, Inc.                               100           1,953
Waypoint Financial Corp.                                     308           5,482
Webfiancial Corp. *                                          134             363
Wells Fargo & Company                                     10,266         481,167
Wesbanco, Inc.                                               100           2,339
West Bank Corp.                                              538           7,371
West Coast Bancorp                                           110           1,667
West Essex Bancorp, Inc.                                     110           3,828
Westamerica BanCorp                                          275          11,049
Whitney Holding Corp.                                        150           5,000
Willow Grove Bancorp, Inc.                                   243           3,378
Wilmington Trust Corp.                                       400          12,672
Wintrust Financial Corp. (a)                                 103           3,226
WVS Financial Corp.                                           78           1,242
Yardville National Bancorp                                   100           1,724
Zions BanCorp                                                512          20,147
                                                                      ----------
                                                                       4,408,436
BIOTECHNOLOGY - 1.17%
Acacia Research Corp. * (a)                                   61             222
Adolor Corp. * (a)                                           245           3,361
Affymetrix, Inc. *                                           427           9,774
Amgen, Inc. *                                              7,683         371,396
Applera Corp. - Applied Biosystems Group                   1,383          24,258
Applera Corp. - Celera Genomics Group *                      377           3,600
Arena Pharmaceuticals, Inc. *                                250           1,628
Biogen, Inc. *                                               897          35,934
Biosite, Inc. * (a)                                          125           4,253
Cephalon, Inc. * (a)                                         380          18,494
Charles River Laboratories International, Inc. *             235           9,043
Chiron Corp. *                                             1,220          45,872
CIMA Laboratories, Inc. *                                    100           2,419
Covance, Inc. *                                              434          10,672
CTI Molecular Imaging, Inc. * (a)                            200           4,932
Exelixis, Inc. * (a)                                         390           3,120
Genentech, Inc. *                                          1,298          43,042
Genzyme Corp. *                                            1,230          36,371
Human Genome Sciences, Inc. *                                651           5,735
IDEC Pharmaceuticals Corp. *                                 930          30,848
Integra Lifesciences Holdings, Inc. *                        241           4,254
Intermune, Inc. * (a)                                        241           6,148
Invitrogen Corp. *                                           298           9,324
Lexicon Genetics, Inc. *                                     450           2,129
Medicines Company *                                          283           4,534
MedImmune, Inc. *                                          1,540          41,842
Millennium Pharmaceuticals, Inc. *                         1,743          13,839
Millipore Corp. *                                            402          13,668
Myriad Genetics, Inc. * (a)                                  170           2,482
Neose Technologies, Inc. * (a)                               120           1,064
Neurocrine Biosciences, Inc. * (a)                           238          10,867
Sangstat Medical Corp. *                                     100           1,130
Serologicals Corp. *                                         230           2,530
Tanox, Inc. * (a)                                            367           3,321
Telik, Inc. *                                                 91      $    1,061
Titan Pharmaceuticals, Inc. * (a)                            100             143
Transkaryotic Therapies, Inc. *                              264           2,614
Trimeris, Inc. * (a)                                         116           4,998
Tularik, Inc. * (a)                                          302           2,253
                                                                      ----------
                                                                         793,175
BROADCASTING - 1.45%
Acacia Research Corp. * (a)                                  110             265
Acme Communications, Inc. *                                  100             797
ACTV, Inc. *                                                 243             170
Belo Corp., Series A                                         773          16,480
Clear Channel Communications, Inc. *                       3,796         141,553
Cox Radio, Inc., Class A *                                   230           5,246
Crown Media Holdings, Inc., Class A * (a)                    871           1,968
Cumulus Media, Inc., Class A *                               542           8,060
EchoStar Communications Corp., Class A *                   1,484          33,034
Emmis Communications Corp., Class A *                        271           5,645
Entercom Communications Corp. *                              224          10,510
Entravision Communications Corp., Class A *                  298           2,974
Fox Entertainment Group, Inc., Class A *                   2,031          52,664
Gray Television, Inc., Class A                               630           7,466
Gray Television, Inc., Class B                               100             975
Hearst Argyle Television, Inc. *                             583          14,056
Hispanic Broadcasting Corp. *                                624          12,823
Liberty Media Corp., Series A *                           14,828         132,562
LodgeNet Entertainment Corp. *                               331           3,535
Mediacom Communications Corp., Class A *                     476           4,194
New Frontier Media, Inc. *                                   100             100
On Command Corp. *                                           100              68
Paxson Communications Corp. *                                880           1,813
Pegasus Communications Corp., Class A * (a)                  381             499
Radio One, Inc., Class A *                                   567           8,290
Radio Unica Corp. *                                          100              30
Regent Communications, Inc. *                                100             591
Saga Communications, Inc., Class A *                         125           2,375
Salem Communications Corp., Class A *                        251           6,267
Sinclair Broadcast Group, Inc., Class A *                    200           2,326
Sirius Satellite Radio, Inc. * (a)                           273             175
Spanish Broadcasting Systems, Inc., Class A *                100             720
UnitedGlobalCom, Inc., Class A *                             514           1,234
Univision Communications, Inc., Class A * (a)              1,468          35,966
Viacom, Inc., Class B * (a)                               10,682         435,398
Westwood One, Inc. *                                         729          27,235
XM Satellite Radio Holdings, Inc., Class A * (a)             481           1,294
Young Broadcasting, Inc., Class A *                           58             764
                                                                      ----------
                                                                         980,122
BUILDING MATERIALS & CONSTRUCTION - 0.25%
American Standard Companies, Inc. *                          461          32,796
Apogee Enterprises, Inc.                                     200           1,790
Armstrong Holdings, Inc. * (a)                               100              37
Dycom Industries, Inc. *                                     578           7,659
ElkCorp                                                      100           1,730
EMCOR Group, Inc. *                                          127           6,732
Griffon Corp. *                                              225           3,065
Haemonetics Corp. *                                          100           2,146
Harsco Corp.                                                 325          10,364
Hughes Supply, Inc.                                          100           2,732
Jacobs Engineering Group, Inc. *                             264           9,398
Lennox International, Inc.                                   677           8,496
Masco Corp.                                                2,999          63,129
NCI Building Systems, Inc. *                                 100           2,182
Owens-Corning Corp. * (a)                                    200              84
RPM, Inc.                                                    872          13,324


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)


                                                             SHARES       VALUE
                                                             ------       -----
BUILDING MATERIALS & CONSTRUCTION - CONTINUED
Standard-Pacific Corp.                                         100      $  2,475
Trex Company, Inc. *                                            59         2,083
U.S. Concrete, Inc. *                                          152           831
WCI Commmunities, Inc. *                                        96           979
                                                                        --------
                                                                         172,032
BUSINESS SERVICES - 2.18%
ABM Industries, Inc.                                           200         3,100
Acxiom Corp. *                                                 380         5,844
Administaff, Inc. * (a)                                        223         1,338
Advanced Marketing Services, Inc.                              150         2,205
ADVO, Inc. *                                                   100         3,283
Affiliated Computer Services, Inc., Class A *                  814        42,857
Amerco * (a)                                                   100           442
American Management Systems, Inc. *                            162         1,942
AMR Corp. *                                                  1,600        10,560
Analysts International Corp. *                                 151           299
Answerthink Consulting Group *                                 166           415
Anteon International Corp. *                                   351         8,424
APAC Customer Services, Inc. *                                 296           693
Aramark Corp., Class B *                                       277         6,510
Arbitron, Inc. *                                               145         4,858
Automatic Data Processing, Inc.                              3,716       145,853
Banta Corp.                                                    100         3,127
BearingPoint, Inc. *                                         1,031         7,114
BISYS Group, Inc. *                                            656        10,430
Black Box Corp.                                                100         4,480
Bowne & Company, Inc.                                          158         1,888
Braun Consulting, Inc. * (a)                                   100            91
Bright Horizons Family Solutions, Inc. *                       100         2,812
Cadence Design Systems, Inc. *                               1,652        19,477
Catalina Marketing Corp. *                                     300         5,550
Cendant Corp. *                                              6,595        69,116
Central Parking Corp.                                          374         7,054
Ceridian Corp. *                                               727        10,483
Certegy, Inc. *                                                531        13,036
ChoicePoint, Inc. *                                            461        18,205
Coinstar, Inc. *                                               100         2,265
Comdisco Holding Company, Inc. *                               829            68
Compucredit Corp. * (a)                                        170         1,202
Computer Horizons Corp. *                                      157           513
Computer Sciences Corp. *                                    1,081        37,240
Computer Task Group, Inc. *                                    165           576
Concord EFS, Inc. *                                          3,292        51,816
Convergys Corp. *                                              948        14,362
Corporate Executive Board Company *                            349        11,140
Costar Group, Inc. *                                           100         1,845
CSG Systems International, Inc. *                              244         3,331
Deluxe Corp.                                                   371        15,619
DiamondCluster International, Inc., Class A *                  100           314
DST Systems, Inc. *                                            649        23,072
Dun & Bradstreet Corp. *                                       443        15,279
Edgewater Technology, Inc. *                                   100           472
eFunds Corp. *                                                 188         1,713
Electro Rent Corp. *                                           100         1,212
Electronic Data Systems Corp.                                3,001        55,308
Entrust Technologies, Inc. *                                   426         1,431
FactSet Research Systems, Inc.                                 140         3,958
Fidelity National Information Solutions, Inc. * (a)            345         5,951
First Consulting Group *                                       100           576
First Data Corp.                                             4,540       160,761
Fiserv, Inc. *                                               1,240        42,098
Fluor Corp.                                                    428        11,984
Forrester Research, Inc. *                                     100         1,557
Franklin Covey Company *                                       100      $    116
FTI Consulting, Inc. * (a)                                      78         3,132
Gartner Group, Inc., Class B *                                 359         3,393
Getty Images, Inc. *                                           335        10,234
Global Payments, Inc.                                          354        11,332
GSI Commerce, Inc. * (a)                                       414         1,511
Harte-Hanks, Inc.                                              746        13,928
Heidrick & Struggles International, Inc. *                     100         1,467
Hewitt Associates, Inc. *                                      194         6,148
Hollywood Media Corp. * (a)                                    100           100
Hooper Holmes, Inc.                                            619         3,801
ICT Group, Inc. *                                              299         3,465
Information Holdings, Inc. *                                   100         1,552
Information Resources, Inc. *                                  187           299
Insight Enterprises, Inc. *                                    461         3,831
Intelidata Technologies Corp. *                                259           233
Intelligroup, Inc. *                                           100            99
Intervoice, Inc. *                                             100           216
Iron Mountain, Inc. *                                          624        20,598
ITT Educational Services, Inc. *                               200         4,710
ITT Industries, Inc.                                           520        31,559
Kelly Services, Inc., Class A                                  359         8,871
Kforce.com, Inc. *                                             100           422
Korn/Ferry International * (a)                                 100           748
Kroll, Inc. *                                                  313         5,972
Kronos, Inc. *                                                 220         8,138
Labor Ready, Inc. *                                            100           642
Learning Tree International, Inc. * (a)                        100         1,370
Legato Systems, Inc. *                                         439         2,208
Lightbridge, Inc. *                                            159           978
Management Network Group, Inc. *                               100           150
Manpower, Inc.                                                 543        17,322
MAXIMUS, Inc. * (a)                                            100         2,610
McGrath Rentcorp                                               100         2,324
MedQuist, Inc. *                                               155         3,140
MPS Group, Inc. *                                            1,135         6,288
National Processing, Inc. *                                    417         6,693
Navigant Consulting Company *                                  100           590
NCR Corp. *                                                    608        14,434
New England Business Service, Inc.                             100         2,440
Niku Corp. *                                                    20            80
On Assignment, Inc. *                                          100           852
Paxar Corp. *                                                  221         3,260
Paychex, Inc.                                                2,158        60,208
PDI, Inc. *                                                    100         1,079
Pegasystems, Inc. *                                            173           884
PerkinElmer, Inc.                                              773         6,377
Pre-Paid Legal Services, Inc. * (a)                            100         2,620
PRG-Shultz International, Inc. *                               689         6,132
Probusiness Services, Inc. *                                   100         1,000
Protection One, Inc. * (a)                                     500         1,000
Quest Software, Inc. * (a)                                     477         4,918
R.H. Donnelley Corp. *                                         100         2,931
R.R. Donnelley & Sons Company                                  755        16,436
Rent-Way, Inc. *                                               100           350
Resource America, Inc.                                         100           901
Resources Connection, Inc. *                                   197         4,572
Reynolds & Reynolds Company, Class A                           356         9,067
Robert Half International, Inc. *                            1,119        18,027
Rollins, Inc.                                                  100         2,545
Sapient Corp. *                                                512         1,050
Scansource, Inc. * (a)                                          97         4,782
Seachange International, Inc. *                                100           615
SEI Investment Company                                         639        17,368


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)


                                                          SHARES         VALUE
                                                          ------         -----
BUSINESS SERVICES - CONTINUED
Service Master Company                                     1,868      $   20,735
SITEL Corp. *                                                407             488
Sonicwall, Inc. * (a)                                        273             991
Sothebys Holdings, Inc., Class A *                           520           4,680
Source Information Management Company *                      100             423
SOURCECORP, Inc. *                                           137           2,547
Spherion Corp. *                                             200           1,340
SRA International, Inc., Class A *                           224           6,068
StarTek, Inc. *                                               33             911
SunGuard Data Systems, Inc. *                              1,873          44,128
Superior Consultant, Inc. *                                  100             264
Surmodics, Inc. * (a)                                         96           2,753
Sykes Enterprises, Inc. *                                    100             328
Syntel, Inc. *                                               204           4,286
Systems & Computer Technology Corp. *                        152           1,307
Tanning Technology Corp. *                                   100              76
Teletech Holdings, Inc. *                                    788           5,721
TETRA Technologies, Inc. *                                   692           8,442
The InterCept Group, Inc. *                                  100           1,693
The Titan Corp. *                                            340           3,536
Total Systems Services, Inc. (a)                           1,529          20,642
Track Data Corp. *                                           300             150
TRC Companies, Inc. * (a)                                    297           3,900
Unisys Corp. *                                             2,295          22,721
URS Corp. *                                                  100           1,423
Valassis Communications, Inc. *                              452          13,302
Vastera, Inc. * (a)                                          376           2,125
Viad Corp.                                                   633          14,148
Virco Manufacturing Company                                  162           1,652
Volt Information Sciences, Inc. *                             69           1,180
Wackenhut Corrections Corp. *                                100           1,111
Wallace Computer Series, Inc.                                408           8,776
Waste Holdings Inc. *                                         79             573
Water Pik Technology, Inc. *                                 125             919
Watson Wyatt & Company Holdings, Class A *                   340           7,395
Websense, Inc. *                                              85           1,816
West Corp. *                                                 518           8,599
Whitman Education Group, Inc. *                               96             733
Wind River Systems, Inc. *                                   479           1,964
Wireless Facilities, Inc. *                                  249           1,496
Workflow Management, Inc. *                                  100      $      213
                                                                      ----------
                                                                       1,476,822
CABLE AND TELEVISION - 1.20%
AOL Time Warner, Inc. *                                   26,935         352,848
Cablevision Systems New York Group, Class A
   * (a)                                                   1,354          22,666
Charter Communications, Inc., Class A * (a)                1,554           1,834
Comcast Corp., Class A *                                  13,801         325,290
Cox Communications, Inc., Class A *                        3,508          99,627
Insight Communications Company, Inc., Class A *              319           3,949
Lin Tv Corp. *                                               276           6,721
McLeodUSA, Inc. * (a)                                        168             141
TiVo, Inc. * (a)                                             100             523
                                                                      ----------
                                                                         813,599
CELLULAR COMMUNICATIONS - 0.32%
AirGate PCS, Inc. * (a)                                      122              76
Alamosa Holdings, Inc. *                                     857             446
AT&T Wireless Services, Inc. *                            16,484          93,134
Leap Wireless International, Inc. * (a)                      294              44
Nextel Communications, Inc., Class A *                     5,558          64,195
Nextel Partners, Inc., Class A *                           1,067           6,477
RF Micro Devices, Inc. * (a)                                 965           7,073
Sprint Corp. (PCS Group), Series 1 * (a)                   5,715          25,032
Telephone & Data Systems, Inc.                               328      $   15,422
UbiquiTel, Inc. *                                            849             340
Western Wireless Corp., Class A * (a)                        335           1,775
                                                                      ----------
                                                                         214,014
CHEMICALS - 1.36%
A. Schulman, Inc.                                            198           3,685
Aceto Corp.                                                  185           2,954
Air Products & Chemicals, Inc.,                            1,429          61,090
Airgas, Inc. *                                               296           5,106
Albany Molecular Research, Inc. *                            312           4,615
Albemarle Corp.                                              180           5,121
AmCol International Corp.                                    273           1,583
Arch Chemicals, Inc.                                         100           1,825
Ashland, Inc.                                                458          13,067
Cabot Corp.                                                  283           7,511
Cabot Microelectronics Corp. * (a)                           236          11,139
Calgon Carbon Corp.                                          277           1,368
Cambrex Corp.                                                100           3,021
Crompton Corp.                                             1,047           6,230
Cytec Industries, Inc. *                                     159           4,338
Dionex Corp. *                                               100           2,971
Dow Chemical Company                                       5,629         167,181
E.I. Du Pont De Nemours & Company                          6,033         255,799
Eastman Chemical Company                                     464          17,061
Engelhard Corp.                                              693          15,489
Ethyl Corp. *                                                 60             389
Ferro Corp.                                                  181           4,422
FMC Corp. *                                                  174           4,754
Georgia Gulf Corp.                                           100           2,314
Great Lakes Chemical Corp.                                   194           4,633
H.B. Fuller Company                                          202           5,228
Hawkins, Inc.                                                718           6,455
Hercules, Inc. *                                             596           5,245
IMC Global, Inc.                                             685           7,309
Lubrizol Corp.                                               321           9,790
Lyondell Chemical Company                                    884          11,174
MacDermid, Inc.                                              369           8,432
Martek Biosciences Corp. * (a)                               100           2,516
Material Sciences Corp. * (a)                                151           1,954
Millennium Chemicals, Inc.                                   747           7,111
Minerals Technologies, Inc.                                  100           4,315
Mississippi Chemical Corp. *                                 230              74
Nl Industries, Inc.                                          198           3,366
Olin Corp.                                                   399           6,204
OM Group, Inc. *                                             201           1,383
Omnova Solutions, Inc. *                                     307           1,237
Penford Corp.                                                100           1,409
Polyone Corp.                                                970           3,802
PPG Industries, Inc.                                         961          48,194
Praxair, Inc.                                                990          57,192
Quaker Chemical Corp.                                        100           2,320
Rohm & Haas Company                                        1,291          41,932
Scotts Company, Class A *                                    125           6,130
Sigma-Aldrich Corp. (a)                                      465          22,645
Solutia, Inc.                                                426           1,546
Techne Corp. *                                               200           5,714
TETRA Technologies, Inc. *                                   100           2,137
Valence Technology, Inc. * (a)                               170             226
Valhi, Inc.                                                  506           4,200
Valspar Corp.                                                296          13,077
W. R. Grace & Company *                                    1,083           2,123
Waters Corp. *                                               902          19,646
WD-40 Company                                                100           2,642


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                             SHARES             VALUE
                                             ------             -----
CHEMICALS - CONTINUED
Zoltek Companies, Inc. *                        126                $277
                                                              ---------
                                                                924,671

COAL - 0.04%
Arch Coal, Inc.                                 477              10,298
Massey Energy Corp.                             315               3,062
Peabody Energy Corp.                            435              12,715
                                                              ---------
                                                                 26,075

COLLEGES & UNIVERSITIES - 0.01%
Corinthian Colleges, Inc. *                     238               9,011

COMMERCIAL SERVICES - 0.06%
Moody's Corp.                                   978              40,382

COMPUTERS & BUSINESS EQUIPMENT - 4.94%
3Com Corp. *                                  2,011               9,311
ADE Corp. *                                     100                 597
Advanced Digital Information Corp. *            327               2,194
Aether Systems, Inc. *,                         213                 801
Allen Telecom, Inc. * (a)                       159               1,506
Apple Computer, Inc. *                        2,072              29,692
Avanex Corp. *                                  275                 288
Avici Systems, Inc. *                           104                 372
Benchmark Electronics, Inc. * (a)               100               2,866
Brocade Communications Systems, Inc. *        1,359               5,626
CACI International, Inc., Class A *             238               8,482
Cisco Systems, Inc. *                        44,162             578,522
Cognizant Technology Solutions
  Corp., Class A * (a)                           35               2,528
Communication Intelligence Corp. *              300                 105
Computer Network Technology Corp. * (a)         100                 710
Concurrent Computer Corp. *                     642               1,849
Cray, Inc. *                                    880               6,750
Crossroads Systems, Inc. *                      100                  93
Datastream Systems, Inc. *                      100                 640
Dell Computer Corp. *                        15,640             418,214
Diebold, Inc.                                   403              16,612
Echelon Corp. * (a)                             160               1,794
eLoyalty Corp. * (a)                             23                  95
EMC Corp. *                                  13,457              82,626
Enterasys Networks, Inc. *                    1,207               1,883
Extreme Networks, Inc. *                        746               2,439
Falconstor Software, Inc. * (a)                 100                 388
FileNET Corp. *                                 477               5,819
FSI International, Inc. *                       169                 761
Gateway, Inc. *                               1,817               5,705
Gerber Scientific, Inc. *                       171                 694
GTECH Holdings Corp. *                          424              11,813
Handspring, Inc. * (a)                          546                 519
Helix Technology Corp.                          100               1,120
Henry, Jack & Associates, Inc.                  930              11,197
Hewlett-Packard Company                      18,389             319,233
Hutchinson Technology, Inc. *                   100               2,070
Hypercom Corp. *                                183                 683
Infocus Corp. *                                 151                 930
Ingram Micro, Inc., Class A *                 1,237              15,277
Intel Corp.                                  40,291             627,331
Intergraph Corp. *                              200               3,552
Interland, Inc. *                               414                 538
International Business Machines Corp.        10,225             792,438
Iomega Corp. *                                  215               1,688
Ixia *                                          237                 865
Lexmark International Group, Inc.,
  Class A *                                     826              49,973
Maxtor Corp. *                                1,484               7,509
Mechanical Technology, Inc. *                   199                 332
Mercury Computer Systems, Inc. *                100               3,052
Metro One Telecomm, Inc. *                      141                 909
Micros Systems, Inc. *                          277               6,210
Microtune, Inc. *                               317                 992
MTS Systems Corp.                               169               1,693
National Instruments Corp. *                    421              13,678
Netro Corp. *                                   237                 647
Network Appliance, Inc. *                     1,927              19,270
New Horizons Worldwide, Inc. *                  100                 395
Nuance Communications, Inc. *                   111                 275
Oplink Communications, Inc. *                   670                 529
Packeteer, Inc. *                               100                 686
Palm, Inc. * (a)                                222               3,485
PEC Solutions, Inc. * (a)                       256               7,654
Perot Systems Corp., Class A *                  767               8,222
Pinnacle Systems, Inc. *                        631               8,588
Pitney Bowes, Inc.                            1,424              46,508
Plexus Corp. *                                  200               1,756
Quantum Corp. *                                 618               1,650
Radiant Systems, Inc. *                         100                 963
RadiSys Corp. *                                 405               3,232
Read Rite Corp. *                               683                 239
Redback Networks, Inc. * (a)                    666                 559
Riverstone Networks, Inc. *                     595               1,261
Robotic Vision Systems, Inc. *                  218                  52
Sandisk Corp. * (a)                             342               6,943
Silicon Storage Technology, Inc. *              360               1,454
Socket Communications, Inc. *                   179                 129
Spectralink Corp. *                             100                 718
Spectrasite Holdings, Inc. *                    638                  38
Standard Microsystems Corp. *                   100               1,947
Storage Technology Corp. *                      733              15,701
Sun Microsystems, Inc. *                     20,942              65,130
Sybase, Inc. *                                  894              11,980
Synaptics, Inc. *                               423               3,215
TALX Corp.                                      306               3,954
Tech Data Corp. *                               407              10,973
Tellium, Inc. *                                 470                 301
Transmeta Corp. *                               733                 858
Turnstone Systems, Inc. *                       200                 540
Universal Access Global Holdings,
  Inc. *                                        430                  82
Universal Display Corp. * (a)                   100                 789
VA Linux Systems, Inc. * (a)                    215                 196
Virage Logic Corp. *                            107               1,073
Visual Networks, Inc. * (a)                     100                 145
Wave Systems Corp. * (a)                        236                 314
Western Digital Corp. *                       1,806              11,540
Witness Systems, Inc. *                         100                 344
WJ Communication, Inc. *                        256                 245
Xerox Corp. * (a)                             4,435              35,702
Xybernaut Corp. *                               224                 117
                                                              ---------
                                                              3,343,963

CONSTRUCTION MATERIALS - 0.19%

Applied Industrial Technologies, Inc.           100               1,890
Centex Construction Products, Inc.              100               3,515
Clarcor, Inc.                                   148               4,776
Columbus McKinnon Corp. *                       100                 382
Comfort Systems USA, Inc. *                     260                 871
Florida Rock Industries, Inc.                   150               5,708
Forest City Enterprises, Inc.                   192               6,403
Granite Construction, Inc.                      150               2,325


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                             SHARES             VALUE
                                             ------             -----
CONSTRUCTION MATERIALS - CONTINUED
Insituform Technologies, Inc., Class
  A * (a)                                       100              $1,705
JLG Industries, Inc.                            171               1,288
Lafarge Corp.                                   428              14,060
Martin Marietta Materials, Inc.                 278               8,523
Noland Company                                  100               3,028
Regal Beloit Corp.                              100               2,070
Roper Industries, Inc.                          137               5,014
Shaw Group, Inc. * (a)                          166               2,731
Sherwin-Williams Company                        807              22,798
Simpson Manufacturing, Inc. *                   176               5,790
Standex International Corp.                     259               6,175
Trinity Industries, Inc. (a)                    346               6,560
USG Corp. * (a)                                 100                 845
Vulcan Materials Company                        557              20,887
                                                              ---------
                                                                127,344

CONSTRUCTION & MINING EQUIPMENT - 0.20%
Astec Industries, Inc. *                        100                 993
Buckeye Partners, LP                            193               7,411
Carbo Ceramics, Inc.                            150               5,055
Caterpillar, Inc.                             2,046              93,543
CDI Corp. *                                     100               2,698
Dril-Quip, Inc. *                               100               1,690
Gulf Islands Fabrication, Inc. *                100               1,625
Kaman Corp., Class A                            100               1,100
National Oilwell, Inc. *                        628              13,715
Parker Drilling Company *                       498               1,106
RPC, Inc.                                       238               2,761
W H Energy Services, Inc. *                     123               1,795
Williams Industies, Inc. *                      175                 595
                                                              ---------
                                                                134,087

CONTAINERS & GLASS - 0.23%
Ball Corp.                                      306              15,664
Bemis Company, Inc.                             259              12,854
Crown Cork & Seal, Inc. *                     1,185               9,421
Earthshell Corp. * (a)                          511                 297
Greif Brothers Corp., Class A                   241               5,736
Interpool, Inc.                                 100               1,606
Longview Fibre Company *                        200               1,446
Mobile Mini, Inc. * (a)                         202               3,165
Owens-Illinois, Inc. *                        1,050              15,309
Packaging Corp. of America *                    413               7,533
Pactiv Corp. *                                1,056              23,084
Sealed Air Corp. *                              537              20,030
Silgan Holdings, Inc. *                         100               2,468
Smurfit-Stone Container Corp. *               1,298              19,978
Sonoco Products Company                         641              14,698
West Pharmaceutical Services, Inc.              100               2,440
                                                              ---------
                                                                155,729

COSMETICS & TOILETRIES - 1.98%
Alberto Culver Company, Class B (a)             374              18,850
Avon Products, Inc.                           1,430              77,034
Colgate-Palmolive Company                     3,294             172,704
Estee Lauder Companies, Inc., Class A           679              17,926
Helen Troy, Ltd. *                              233               2,712
Intermediate Parfums, Inc.                      225               1,741
International Flavors &
  Fragrances, Inc.                              621              21,797
Kimberly-Clark Corp.                          3,140             149,056
Nu Skin Enterprises, Inc., Class A              179               2,143
Revlon, Inc., Class A * (a)                     175                 535
The Gillette Company                          6,427             195,124
The Procter & Gamble Company                  7,908             679,614
                                                              ---------
                                                              1,339,236

CRUDE PETROLEUM & NATURAL GAS - 0.46%
Apache Corp.                                    867             $49,410
Burlington Resources, Inc.                    1,206              51,436
Cabot Oil & Gas Corp., Class A                  338               8,376
Evergreen Resources, Inc. *                     100               4,485
FMC Technologies, Inc. *                        299               6,109
Helmerich & Payne, Inc.                         193               5,387
Key Energy Services, Inc. *                   1,016               9,114
Nuevo Energy Company *                          100               1,110
Occidental Petroleum Corp.                    2,229              63,415
Ocean Energy, Inc.                            1,152              23,005
Patina Oil & Gas Corp.                          125               3,956
Patterson-UTI  Energy, Inc. *                   593              17,891
Pioneer Natural Resources Company *             825              20,831
Sunoco, Inc.                                    416              13,803
TEPPCO Partners, LP                             326               9,046
Valero Energy Corp.                             580              21,425
                                                              ---------
                                                                308,799

DOMESTIC OIL - 0.76%
Amerada Hess Corp.                              540              29,727
Anadarko Petroleum Corp.                      1,440              68,976
Chesapeake Energy Corp.                         943               7,299
Cimarex Energy Company *                        202               3,616
Denbury Resources, Inc. *                       262               2,961
Devon Energy Corp.                              970              44,523
Encore Aquisition Company *                     348               6,410
Energy Partners, Ltd. *                         377               4,034
EnergySouth, Inc.                               100               2,820
Enterprise Products Partners LP               1,021              19,807
EOG Resources, Inc.                             692              27,625
Forest Oil Corp. *                              371              10,258
Frontier Oil Corp.                              100               1,722
Giant Industries, Inc. *                        100                 295
Grey Wolf, Inc. *                             2,309               9,213
Holly Corp.                                     200               4,370
Houston Exploration Company *                   100               3,060
Kerr-McGee Corp.                                531              23,523
Magnum Hunter Resources, Inc. *                 806               4,796
Marathon Oil Corp.                            1,912              40,706
Maverick Tube Corp. *                           547               7,127
McMoran Exploration Company * (a)               100                 510
Murphy Oil Corp.                                592              25,367
Noble Energy, Inc.                              348              13,067
Oil States International, Inc. *                522               6,734
Plains Exploration + Production
  Company *                                     100                 975
Plains Resources, Inc. *                        100               1,185
Pogo Producing Company                          438              16,316
Prima Energy Corp. *                            257               5,747
Quicksilver Resources, Inc. *                   108               2,422
Range Resources Corp. *                       1,098               5,929
Remington Oil Gas Corp. *                       200               3,282
Seven Seas Petroleum, Inc. *                    274                   8
Spinnaker Exploration Company *                 357               7,872
St. Mary Land & Exploration Company
  (a)                                           252               6,300
Stone Energy Corp. *                            139               4,637
Swift Energy Company *                          100                 967
Syntroleum Corp. *                              168                 291
Tom Brown, Inc. *                               152               3,815
Unit Corp. *                                    429               7,958
Unocal Corp.                                  1,390              42,506
Vintage Petroleum, Inc.                         566               5,971
Westport Resources Corp. *                      320               6,656
Williams Clayton Energy, Inc. *                 100               1,214
Wiser Oil Company *                             136                 468


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                             SHARES             VALUE
                                             ------             -----
DOMESTIC OIL - CONTINUED
World Fuel Services Corp.                        58              $1,189
XTO Energy, Inc.                                794              19,612
                                                              ---------
                                                                513,866

DRUGS & HEALTH CARE - 1.20%
1 800 Contacts * (a)                            256               7,058
Abiomed, Inc. * (a)                             362               1,318
Aclara Biosciences, Inc. *                      100                 210
Advanced Tissue Sciences, Inc. * (a)            321                  13
Alaris Med, Inc. *                            1,070               6,527
Alkermes, Inc. * (a)                            519               3,254
Alliance Imaging, Inc. *                        179                 949
ALPHARMA, Inc., Class A                         146               1,739
American Healthcorp, Inc. * (a)                 269               4,707
AmeriPath, Inc. *                               213               4,579
Amsurg Corp. *                                  180               3,677
Andrx Corp. *                                   363               5,325
Antigenics, Inc. * (a)                          684               7,004
Aphton Corp. * (a)                              100                 389
Apogent Technologies, Inc. *                    597              12,418
Aradigm Corp. * (a)                             100                 162
Ariad Pharmaceuticals, Inc. *                   100                 240
Arqule, Inc. *                                  246                 750
Arrow International, Inc.                       100               4,067
Atrix Labatories, Inc. * (a)                    276               4,234
Avant Immunotherapeutics, Inc. *                304                 345
Axonyx, Inc. *                                  100                  87
Beckman Coulter, Inc.                           297               8,767
Beverly Enterprises, Inc. *                     400               1,140
Bio Technology General Corp. *                  200                 640
Bio-Rad Laboratories, Inc., Class A *           216               8,359
Biomarin Pharmaceutical, Inc. * (a)             956               6,740
Biopure Corp., Class A * (a)                    100                 372
Britesmile, Inc. * (a)                          421                 139
Cardinal Health, Inc.                         2,774             164,193
Cardiodynamics International Corp. *            263                 807
Caremark Rx, Inc. *                           1,488              24,180
Cell Genesys, Inc. * (a)                        376               4,193
Cell Pathways, Inc. * (a)                       100                  41
Cell Therapeutics, Inc. * (a)                   142               1,032
Cerus Corp. *                                    98               2,107
Chromavision Medical Systems, Inc.
  * (a)                                         164                 218
Closure Medical Corp. *                         100               1,048
Cobalt Corp. *                                  100               1,380
Columbia Laboratories, Inc. *                   156                 524
Conmed Corp. *                                  150               2,939
Cooper Company, Inc (a).                        210               5,254
Corixa Corp. * (a)                              200               1,278
Corvas International, Inc. *                    100                 155
Coventry Health Care, Inc. *                    268               7,780
Cryolife, Inc. * (a)                            150               1,025
Curagen Corp. * (a)                             271               1,260
Curis, Inc. *                                   145                 149
CV Therapeutics, Inc. * (a)                     100               1,822
Cyberonics, Inc. *                              100               1,840
Cygnus, Inc. * (a)                              100                  66
Datascope Corp.                                 124               3,075
Daxor Corp. *                                   100               1,480
Diametrics Medical, Inc. *                      221                 365
Digene Corp. *                                  147               1,685
Diversa Corp. *                                 669               6,054
Drugstore.com, Inc. *                           200                 480
Duane Reade, Inc. *                             100               1,700
Durect Corp. *                                  435                 879
eBenX, Inc. *                                   100                 476
Edwards Lifesciences Corp. *                    270               6,877
Embrex, Inc. * (a)                              100               1,113
Emisphere Technologies, Inc. * (a)              100                 348
Endo Pharmaceutical Holdings, Inc. *            922               7,098
Endocare, Inc. * (a)                            100                 344
Enzo Biochem, Inc. * (a)                        110               1,540
Enzon, Inc. * (a)                               198               3,311
Eon Labs, Inc. *                                203               3,839
Gen-Probe, Inc. *                               271               6,450
Gene Logic, Inc. *                              100                 629
Genelabs Technologies, Inc. *                   200                 340
Genencor International, Inc. * (a)              343               3,355
Genesis Health Ventures, Inc. *                 401               6,195
Genome Therapeutics Corp. * (a)                 100                 155
Genta, Inc. * (a)                               242               1,861
Gentiva Health Services, Inc.                   754               6,643
Geron Corp. * (a)                               100                 360
GTC Biotherapeutics, Inc. *                     100                 118
Health Net, Inc. *                              819              21,622
Hemispherx Biopharma, Inc. * (a)                186                 396
Henry Schein, Inc. *                            274              12,330
Hillenbrand Industries, Inc.                    393              18,986
Humana, Inc. *                                  979               9,790
I-STAT Corp. * (a)                              100                 400
ICOS Corp. * (a)                                516              12,080
IDEXX Laboratories, Inc. *                      281               9,231
IDX Systems Corp. * (a)                         100               1,703
IGEN International, Inc. * (a)                  100               4,285
ILEX Oncology, Inc. *                           100                 706
Illumina, Inc. *                                401               1,351
ImClone Systems, Inc. * (a)                     444               4,716
Immunogen, Inc. * (a)                           158                 490
Immunomedics, Inc. *                            215                 993
Impax Laboratories, Inc. *                      384               1,540
Inhale Therapeutic Systems, Inc. * (a)          200               1,616
International Specialty Products,
  Inc. *                                        304               3,104
Intrabiotics Pharmaceuticals, Inc. *            100                  29
Intuitive Surgical, Inc. * (a)                  372               2,292
Invacare Corp.                                  233               7,759
Ivax Corp. *                                    990              12,009
K-V Pharmaceutical Company, Class A *           232               5,382
Kos Pharmaceuticals, Inc. * (a)                 100               1,900
Kyphon, Inc. *                                  729               6,226
Labone, Inc. *                                  100               1,772
Landauer, Inc.                                  100               3,475
Lifepoint Hospitals, Inc. *                     338              10,117
Luminex Corp. * (a)                             195                 801
Magellan Health Services, Inc. *                366                  59
Maxygen, Inc. *                                 457               3,482
Medarex, Inc. *                                 386               1,525
Mentor Corp.                                    100               3,850
MGI Pharma, Inc. * (a)                          100                 725
Mid-Atlantic Medical Services, Inc. *           200               6,480
Molecular Devices Corp. *                       103               1,696
Nanogen, Inc. *                                 100                 155
NaPro BioTherapeutics, Inc. *                   587                 399
NBTY, Inc. *                                    620              10,900
NDCHealth Corp.                                 257               5,114
NeoPharm, Inc. * (a)                            350               3,549
NeoRx Corp. * (a)                               100                  43
Neurogen Corp. *                                100                 363
Northfield Laboratories, Inc. * (a)             100                 344
Novoste Corp. *                                 166               1,199


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                             SHARES             VALUE
                                             ------             -----
DRUGS & HEALTH CARE - CONTINUED

Ocular Sciences, Inc. *                         100              $1,552
Omega Healthcare Investors, REIT *              200                 748
Orasure Technologies, Inc. * (a)                438               2,387
Orthodontic Centers America, Inc. * (a)         353               3,851
Osteotech, Inc. *                               100                 644
Owens & Minor, Inc.                             165               2,709
Pacificare Health Systems, Inc. * (a)           315               8,851
Parexel International Corp. *                   100               1,099
Peregrine Pharmaceuticals, Inc. *               300                 234
Perrigo Company *                               301               3,657
Pharmaceutical Resources, Inc. *                150               4,470
Pharmacopeia, Inc. *                            100                 892
Pharmacyclics, Inc. *                           178                 635
Pharmos Corp. * (a)                             320                 336
Polymedica Corp. * (a)                          116               3,577
PracticeWorks, Inc. * (a)                        98                 774
Praecis Pharmaceuticals, Inc. *                 373               1,212
Prime Hospitality Corp. *                       200               1,630
Protein Design Labs, Inc. *                     572               4,862
Quidel Corp. *                                  234                 812
Quintiles Transnational Corp. *                 592               7,163
Rehabcare Group, Inc. * (a)                     113               2,156
Renal Care Group, Inc. *                        326              10,315
Resources Care, Inc. *                          100                 363
Respironics, Inc. *                             302               9,190
Ribozyme Pharmaceuticals, Inc. *                100                  24
RLI Corp.                                       246               6,863
SciClone Pharmaceuticals, Inc. * (a)            171                 544
Scios, Inc. * (a)                               389              12,674
Sepracor, Inc. * (a)                            436               4,216
Sequenom, Inc. *                                100                 180
Sola International, Inc. *                      379               4,927
STAAR Surgical Company *                        100                 367
Stryker Corp.                                 1,174              78,799
Sunrise Assisted Living, Inc. * (a)             100               2,489
Supergen, Inc. * (a)                            100                 363
Sybron Dental Specialties, Inc. *               356               5,287
Syncor International Corp. *                    183               5,075
Targeted Genetics Corp. *                       226                  90
Texas Biotechnology Corp. *                     207                 290
Theragenics Corp. *                             160                 645
Twinlab Corp. *                                 188                  19
United Surgical Partners
  International, Inc * (a)                      293               4,577
US Oncology, Inc. *                             375               3,251
Valentis, Inc. *                                170                  37
Vasomedical, Inc. *                             310                 291
Vaxgen, Inc. * (a)                              100               1,931
Ventana Medical Systems, Inc. *                 168               3,872
Versicor, Inc. * (a)                            124               1,338
Vical, Inc. *                                   100                 347
VISX, Inc. *                                    253               2,424
Vital Signs, Inc.                               100               2,988
VitalWorks, Inc. *                              100                 385
Vivus, Inc. * (a)                               185                 690
Young Innovations, Inc. *                       150               3,491
Zevex International, Inc. *                      75                 143
Zila, Inc. * (a)                                295                 271
Zonagen, Inc. * (a)                             110                 108
Zymogenetics, Inc. *                            647               6,405
                                                              ---------
                                                                811,774

EDUCATIONAL SERVICES - 0.13%
Apollo Group, Inc., Class A *                 1,068              46,992
Career Education Corp. *                        254              10,160
DeVry, Inc. *                                   377               6,262
Edison Schools, Inc., Class A * (a)             263                 426
Education Management Corp. *                    235               8,836
Leapfrog Enterprises, Inc. * (a)                233               5,860
Renaissance Learning, Inc. * (a)                153               2,892
Strayer Education, Inc.                         100               5,750
Sylvan Learning Systems, Inc. *                 200               3,280
                                                              ---------
                                                                 90,458

ELECTRICAL EQUIPMENT - 2.73%
A.O. Smith Corp.                                100               2,701
Active Power, Inc. * (a)                        215                 383
American Power Conversion Corp. *             1,317              19,953
AMETEK, Inc.                                    154               5,927
Anaren Microwave, Inc. * (a)                    110                 968
Anixter International, Inc. *                   156               3,627
Artesyn Technologies, Inc. *                    159                 611
Audiovox Corp., Class A *                       100               1,034
AVX Corp.                                       946               9,271
Baldor Electric Company                         417               8,236
Belden, Inc.                                    100               1,522
C & D Technologies, Inc.                        329               5,813
C-COR.net Corp. *                               100                 332
Cable Design Technologies Corp. *               490               2,891
Capstone Turbine Corp. *                        328                 295
Catalytica Energy Systems, Inc. * (a)           332                 916
Cohu, Inc.                                      100               1,470
Cooper Industries, Ltd., Class A                557              20,303
Dupont Photomasks, Inc. *                        85               1,976
Electro Scientific Industries,
  Inc. * (a)                                    100               2,000
Emerson Electric Company                      2,548             129,566
Energizer Holdings, Inc. *                      441              12,304
General Cable Corp.                             174                 661
General Electric Company                     60,158           1,464,847
Genlyte Group, Inc. *                           100               3,116
Hubbell, Inc., Class B                          435              15,286
Johnson Controls, Inc.                          509              40,807
Littelfuse, Inc. *                              100               1,686
Magnetek, Inc. *                                100                 444
Methode Electronics, Inc., Class A              100               1,097
Molex, Inc.                                   1,297              29,883
NCT Group, Inc. *                             1,000                  45
Plug Power, Inc. * (a)                          193                 867
Powell Industries, Inc. *                       100               1,708
Power-One, Inc. *                               300               1,701
Rayovac Corp. *                                 421               5,612
SLI, Inc. *                                   2,964                   3
SPS Technologies, Inc. *                        122               2,897
Symbol Technologies, Inc.                     1,956              16,078
Tektronix, Inc. *                               690              12,551
Thomas Industries, Inc.                         100               2,606
Twin Disc, Inc.                                 100               1,238
Universal Electronics, Inc. *                   100                 974
Vicor Corp. *                                   262               2,162
W.H. Brady Company, Class A                     100               3,335
Waters Instruments, Inc.                        147                 661
Watsco, Inc.                                    164               2,686
Wesco International, Inc. *                     164                 900
Wilson Greatbatch Technologies, Inc. *           91               2,657
Woodhead Industries, Inc.                        76                 859
                                                              ---------
                                                              1,849,466

ELECTRIC UTILITIES - 1.85%
Allegheny Energy, Inc. *                        598               4,521
Allete, Inc.                                    542              12,293


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                             SHARES             VALUE
                                             ------             -----
ELECTRIC UTILITIES - CONTINUED

Alliant Corp.                                   776              12,843
Ameren Corp.                                    846              35,168
American Electric Power, Inc.                 2,062              56,354
Avista Corp.                                    374               4,323
Baycorp Holdings, Ltd. *                        117               1,725
Black Hills Corp.                               318               8,433
CenterPoint Energy, Inc.                      1,708              14,518
Central Vermont Public Service Corp.            200               3,656
CH Energy Group, Inc.                           100               4,663
Cinergy Corp.                                   947              31,933
Cleco Corp.                                     200               2,800
CMS Energy Corp. (a)                            902               8,515
Connecticut Water Service, Inc.                   9                 227
Consol Energy, Inc. (a)                         383               6,618
Consolidated Edison, Inc.                     1,244              53,268
Constellation Energy Group, Inc.              1,029              28,627
Dominion Resources, Inc.                      1,786              98,051
DPL, Inc.                                       813              12,471
DQE, Inc.                                       522               7,955
DTE Energy Company                              849              39,394
Duke Energy Corp.                             5,369             104,910
Edison International *                        2,118              25,098
El Paso Electric Company *                      703               7,733
Empire District Electric Company                100               1,820
Exelon Corp.                                  1,929             101,793
FirstEnergy Corp.                             1,857              61,225
Florida Public Utilities Company                205               3,044
FPL Group, Inc.                               1,068              64,219
GrafTech International, Ltd. *                  682               4,065
Great Plains Energy, Inc.                       489              11,188
Green Mountain Power Corp.                      200               4,194
Hawaiian Electric Industries, Inc.              244              10,731
IDACORP, Inc.                                   236               5,860
MGE Energy, Inc.                                100               2,677
Northeast Utilities                             853              12,940
NSTAR                                           255              11,319
OGE Energy Corp.                                522               9,187
Otter Tail Power Company                        100               2,690
Pepco Holdings, Inc.                            828              16,055
PG&E Corp. *                                  2,344              32,582
Pinnacle West Capital Corp.                     476              16,227
PNM Resources, Inc.                             380               9,052
PPL Corp.                                       920              31,906
Public Service Enterprise Group, Inc.         1,263              40,542
Puget Energy, Inc.                              391               8,622
Quanta Services, Inc. *                         551               1,929
Reliant Resources, Inc. *                     1,559               4,989
Sierra Pacific Resources * (a)                  614               3,991
TECO Energy, Inc. (a)                         1,088              16,831
The AES Corp. *                               2,791               8,429
The Southern Company                          4,287             121,708
Uil Holding Corp.                               142               4,952
Unisource Energy Corp.                          457               7,902
Unitil Corp.                                    244               6,051
Westar Energy, Inc.                             276               2,732
Wisconsin Energy Corp.                          661              16,657
WPS Resources Corp. (a)                         262              10,171
                                                              ---------
                                                              1,254,377

ELECTRONICS - 0.68%
Adaptec, Inc. *,                                813               4,593
Agilent Technologies, Inc. *                  3,035              54,509
Amphenol Corp., Class A *                       222               8,436
Anadigics, Inc. * (a)                           100                 258
Analogic Corp.                                   42               2,112
Arrow Electronics, Inc. *                       503               6,433
AstroPower, Inc. * (a)                          258               2,061
Avnet, Inc. *                                   757               8,198
Checkpoint Systems, Inc. * (a)                  174               1,799
CTS Corp.                                       100                 775
Cubic Corp.                                     336               6,193
DDI Corp. *                                     405                  89
DSP Group, Inc. *                               100               1,582
Electronics For Imaging, Inc. *                 416               6,765
Engineered Support Systems, Inc.                 52               1,906
FEI Company *                                   260               3,975
Fisher Scientific International, Inc. *         258               7,761
FLIR Systems, Inc. *                            184               8,979
Foundry Networks, Inc. *                        784               5,519
Franklin Electric, Inc.                         134               6,433
General Motors Corp., Class H *               5,687              60,851
Glenayre Technologies, Inc. *                   322                 367
Harman International Industries, Inc.           236              14,042
Identix, Inc. * (a)                             353               1,818
Intermagnetics General Corp. * (a)              165               3,241
Intermediate Telephone, Inc.                    100               2,091
InVision Technologies, Inc. *                   182               4,798
Itron, Inc. *                                   207               3,968
Jabil Circuit, Inc. *                         1,072              19,210
Keithley Instruments, Inc.                       94               1,175
Kemet Corp. *                                   484               4,230
L-3 Communications Holdings, Inc. * (a)         498              22,365
Lexar Media, Inc. *                             912               5,718
Lufkin Industries, Inc.                         100               2,345
Mentor Graphics Corp. *                         259               2,036
Mirant Corp. *                                2,339               4,421
Park Electrochemical Corp.                      268               5,146
Pemstar, Inc. * (a)                             467               1,055
Photon Dynamics, Inc. *                         252               5,746
Pixelworks, Inc. *                              199               1,154
Polycom, Inc. *                                 581               5,531
Rockwell International Corp.                  1,014              21,000
Rogers Corp. *                                  228               5,073
Sanmina-SCI Corp. *                           4,429              19,886
Sequa Corp., Class A *                          114               4,459
Silicon Graphics, Inc. *                        818                 924
Solectron Corp. *                             5,070              17,999
Somera Communications, Inc. * (a)               275                 743
Stoneridge, Inc. *                              181               2,154
Sycamore Networks, Inc. *                     2,459               7,107
Technitrol, Inc.                                234               3,777
Technology Solutions Company *                  326                 355
Teleflex, Inc.                                  303              12,996
Thomas & Betts Corp. *                          431               7,284
Trimble Navigation, Ltd. *                      100               1,249
United Industrial Corp.                         184               2,944
Varian, Inc. *                                  145               4,160
Verisity, Ltd. *                                376               7,167
Vicon Industries, Inc. *                        256                 922
Video Display Corp. *                           101                 653
Viisage Technology, Inc. *                       94                 418
Vishay Intertechnology, Inc. *                  861               9,626
Vixel Corp. *                                   100                 200
Wells-Gardner Electronics Corp. * (a)           215                 355
Wireless Telecom Group, Inc.                    221                 424
X-Rite, Inc.                                    162               1,132
Xata Corp. * (a)                                126                 466
Xeta Corp. *                                     91                 286


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                             SHARES             VALUE
                                             ------             -----
ELECTRONICS - CONTINUED
Zebra Technologies Corp., Class A *             259              14,841
Zygo Corp. *                                     73                 510
                                                              ---------
                                                                458,794

ENERGY - 0.39%
Calpine Corp. * (a)                           3,571              11,641
Energen Corp.                                   100               2,910
Energy East Corp.                               890              19,660
Entergy Corp.                                 1,245              56,760
Fuelcell Energy, Inc. * (a)                     164               1,074
Headwaters, Inc. *                              477               7,398
MDU Resources Group, Inc.                       489              12,621
Progress Energy, Inc.                         1,373              59,520
Sempra Energy                                 1,255              29,681
TXU Corp.                                     1,997              37,304
Xcel Energy, Inc. (a)                         2,587              28,457
                                                              ---------
                                                                267,026

FINANCIAL SERVICES - 7.19%
A.G. Edwards, Inc.                              499              16,447
Ace Cash Express, Inc. *                        100                 917
Advanta Corp., Class A                          518               4,652
Aegis Realty, Inc.                              928              10,598
Alliance Capital Management Holding,
  LP (a)                                        400              12,400
Ambac Financial Group, Inc.                     637              35,825
Amcore Financial, Inc.                          100               2,170
American Express Company,                     8,006             283,012
American Insured Mortgage, Ltd., LP,
  Series 88                                   1,452               5,953
American Insured Mortgage, Series
  86, LP                                      2,071               6,399
American Residential Investment Trust *         100                 398
Americredit Corp. * (a)                       1,430              11,068
Ameritrade Holding Corp. *                    1,818              10,290
Annaly Mortgage Management, Inc., REIT          423               7,952
Arthur J. Gallagher & Company                   494              14,514
Bear Stearns Companies, Inc.                    545              32,373
Blackrock, Inc., Class A *                       56               2,206
BNP Residential Properties, Inc.                876               8,891
BP Prudhoe Bay Royalty Trust (a)                100               1,476
Capital One Financial Corp. (a)               1,392              41,370
Cash America International, Inc.                154               1,466
Charles Schwab Corp.                          8,280              89,838
Charter Municipal Mortgage
  Acceptance Company, SBI                       336               5,836
Charter One Financial, Inc.                   1,228              35,281
CIT Group, Inc.                               1,191              23,344
Citigroup, Inc.                              30,576           1,075,970
Citizens South Banking Corp.                    306               3,121
Clark/Bardes, Inc. *                             64               1,232
Compass Bancshares, Inc.                        630              19,700
Correctional Properties Trust                   200               4,340
Countrywide Financial Corp.                     687              35,484
Credit Acceptance Corp. *                       200               1,276
Cross Timbers Realty Trust                      100               1,950
Delphi Financial Group, Inc.                    100               3,796
Downey Financial Corp.                          105               4,095
DVI, Inc. *                                     100                 755
E TRADE Group, Inc. *                         2,097              10,191
Eaton Vance Corp.                               456              12,882
Equifax, Inc.                                   890              20,595
Equity One, Inc.                                242               3,231
Euronet Worldwide, Inc. * (a)                   430               3,229
Federal Agricultural Mortgage Corp.,
  Class A *                                     214               4,323
Federal Home Loan Mortgage Corp.              4,177             246,652
Federal National Mortgage Association         5,996             385,723
Federated Investors, Inc., Class B              615              15,603
Fidelity Bancorp, Inc.                           75               2,250
Financial Federal Corp. *                       100               2,513
First Charter Corp.                             150               2,700
First Street Bancorporation                     100               2,480
Firstfed Financial Corp. *                      177               5,124
Franklin Resources, Inc.                      1,625              55,380
Fulton Financial Corp.                          445               7,859
H & R Block, Inc.                             1,058              42,532
Harbor Florida Bancshares, Inc.                  27                 608
Household International, Inc.                 2,803              77,951
Hugoton Royalty Trust SBI                       200               2,564
Humphrey Hospitality Trust *                    300                 588
Impac Mortgage Holdings, Inc.                   400               4,600
IndyMac Bancorp, Inc. *                         283               5,233
Interactive Data Corp. *                        447               6,146
International Bancshares Corp.                  167               6,588
Inveresk Research Group Inc. *                  317               6,841
Investment Technology Group, Inc. *             313               6,999
Investors Real Estate Trust, SBI                367               3,663
Istar Financial, Inc.                           653              18,317
ITLA Capital Corp. *                            100               3,323
J.P. Morgan Chase & Company                  11,973             287,352
Jameson Inns, Inc.                              300                 678
Jeffries Group, Inc.                             96               4,029
John Hancock Financial Services, Inc.         1,639              45,728
Jones Lang Lasalle, Inc. *                      100               1,538
Keystone Property Trust Corp., REIT             100               1,697
Knight Trading Group, Inc. *                    595               2,850
LaBranche & Company, Inc. * (a)                 494              13,160
Legg Mason, Inc.                                334              16,212
Lehman Brothers Holdings, Inc.                1,483              79,029
Leucadia National Corp.                         370              13,805
Liberte Investors, Inc.                         280               1,207
Malan Realty Investments, Inc. *                765               3,098
MBIA, Inc.                                      857              37,588
MBNA Corp.                                    7,663             145,750
Mellon Financial Corp.                        2,586              67,521
Merrill Lynch & Company, Inc.                 5,234             198,630
Metris Companies, Inc. (a)                      386                 953
Morgan Stanley Dean Witter & Company          6,623             264,390
National Health Realty, Inc., REIT              300               4,380
NBT Bancorp, Inc.                               120               2,048
NCO Group, Inc. *                               100               1,595
Neuberger Berman, Inc.                          349              11,688
New Century Equity Holdings *                   200                  52
New Century Financial Corp. (a)                  56               1,422
Ocwen Financial Corp. *                         200                 560
Philips International Realty Corp.            3,179               4,800
PMC Capital, Inc.                               159                 669
PNC Financial Services Group                  1,690              70,811
Providian Financial Corp. *                   1,500               9,735
Regions Financial Corp.                       1,185              39,532
Roberts Realty Investments, Inc. *              215               1,290
Saxon Capital, Inc. *                           469               5,867
Seacoast Financial Services Corp.                 4                  80
Siebert Financial Corp. *                       100                 218
SLM Corp.                                       939              97,525
SoundView Technology Group, Inc. *              497                 746
State Financial Services Corp., Class A          92               1,540
State Street Corp.                            1,936              75,504
Stilwell Financial, Inc.                      1,470              19,213
Student Loan Corp.                              139              13,594
Switchboard, Inc. *                             164                 490
SWS Group, Inc.                                 297               4,027


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                             SHARES             VALUE
                                             ------             -----
FINANCIAL SERVICES - CONTINUED
Synovus Financial Corp.                       1,681             $32,611
T. Rowe Price Group, Inc.                       891              24,307
Tarragon Realty Investments, Inc. *             121               1,851
The Goldman Sachs Group, Inc.                 2,888             196,673
The John Nuveen Company, Class A                492              12,472
Thornburg Mortgage Asset Corp. (a)              100               2,010
Triad Guaranty, Inc. *                          100               3,686
UMB Financial Corp.                             176               6,734
United Community Financial Corp.                200               1,730
Waddell & Reed Financial, Inc., Class A         705              13,867
Washington Mutual, Inc.                       5,760             198,893
Webster Financial Corp.                         256               8,909
Wesco Financial Corp.                            41              12,708
Westcorp, Inc.                                  403               8,463
Westwood Holdings Group, Inc.                    74                 992
WFS Financial, Inc. *                           404               8,448
Willis Lease Finance Corp. *                     76                 384
World Acceptance Corp. *                        183               1,393
Ziegler Companies, Inc.                         100               1,440
                                                              ---------
                                                              4,873,255

FOOD & BEVERAGES - 3.74%
Alico, Inc.                                     100               2,660
American Italian Pasta Company, Class
  A * (a)                                       100               3,598
Anheuser-Busch Companies, Inc.                5,259             254,536
Archer-Daniels-Midland Company                3,761              46,636
Aurora Foods, Inc. * (a)                        373                 291
Bob Evans Farms, Inc.                           130               3,036
Bridgford Foods Corp.                           160               1,794
Campbell Soup Company                         2,580              60,553
Chalone Wine Group, Ltd. *                      731               6,023
Chiquita Brands International, Inc. *           201               2,665
Coca-Cola Bottling Company                       40               2,580
Coca-Cola Enterprises, Inc.                   2,704              58,731
ConAgra Foods, Inc.                           3,162              79,082
Constellation Brands, Inc., Class A *           425              10,077
Corn Products International, Inc.               269               8,105
Dean Foods Company *                            469              17,400
Del Monte Foods Company *                     1,116               8,593
Dole Food, Inc.                                 414              13,488
Dreyers Grand Ice Cream, Inc.                   189              13,411
Farmer Brothers Company                          21               6,489
Fisher Communications, Inc. *                   113               5,957
Fleming Companies, Inc. (a)                     157               1,031
Flowers Foods, Inc.                              90               1,756
General Mills, Inc.                           2,180             102,351
H.J. Heinz Company                            2,052              67,449
Hain Celestial Group, Inc. *                    354               5,381
Hershey Foods Corp.                             797              53,750
Hines Horticulture, Inc. *                      235                 682
Hormel Foods Corp.                              850              19,831
International Multifoods Corp. *                100               2,119
Interstate Bakeries Corp.                       200               3,050
J & J Snack Foods Corp. *                       172               6,142
Kellogg Company                               2,501              85,709
Kraft Foods, Inc., Class A                    1,660              64,624
Lance, Inc.                                     176               2,084
Maui Land & Pineapple, Inc. *                   100               1,584
McCormick & Company, Inc.                       722              16,750
National Beverage Corp. *                       167               2,555
Pepsi Bottling Group, Inc.                    1,661              42,688
PepsiAmericas, Inc.                             803              10,784
PepsiCo, Inc.                                10,724             452,767
Performance Food Group Company *                232               7,878
Pilgrims Pride Corp.                            184              $1,509
Ralcorp Holdings, Inc. *                        167               4,198
Sanderson Farms, Inc.                           100               2,091
Sara Lee Corp.                                4,733             106,540
Seabord Corp.                                    25               6,000
Sensient Technologies Corp.                     163               3,663
Smithfield Foods, Inc. *                        644              12,777
Starbucks Corp. *                             2,276              46,385
Tasty Baking Company                            100                 870
The Coca-Cola Company                        15,051             659,535
The J.M. Smucker Company                        319              12,699
The Steak & Shake Company *                     204               2,040
Tootsie Roll Industries, Inc.                   371              11,382
Triarc Companies, Inc., Class A *               100               2,624
Tyson Foods, Inc., Class A                    2,384              26,748
Vita Food Products, Inc. *                      281               1,138
Weider Nutrition International, Inc.,
  Class A *                                     208                 302
William Wrigley Jr. Company                   1,353              74,253
Yocream International, Inc. *                   175               1,337
                                                              ---------
                                                              2,532,761

FOREST PRODUCTS - 0.12%
Caraustar Industries, Inc. *                    100                 948
Louisiana Pacific Corp. *                       755               6,085
Pope & Talbot, Inc.                             100               1,426
Rayonier, Inc.                                  100               4,525
Universal Fast Products, Inc.                   100               2,132
Weyerhaeuser Company                          1,352              66,532
Wickes, Inc. *                                  113                  66
                                                              ---------
                                                                 81,714

FUNERAL SERVICES - 0.02%
Service Corp. International *                 2,545               8,449
Stewart Enterprises, Inc., Class A *            424               2,362
                                                              ---------
                                                                 10,811

FURNITURE & FIXTURES - 0.09%
Advanced Lighting Technologies, Inc. *          100                  33
American Woodmark Corp.                         116               5,510
Chromcraft Revington, Inc. *                    100               1,305
Ethan Allen Interiors, Inc.                     139               4,778
Furniture Brands International, Inc. *          220               5,247
Kimball International, Inc., Class B            241               3,434
La-Z-Boy, Inc.                                  506              12,134
Leggett & Platt, Inc.                         1,080              24,235
Steelcase, Inc.                                 100               1,096
                                                              ---------
                                                                 57,772

GAS & PIPELINE UTILITIES - 0.52%
AGL Resources, Inc.                             416              10,109
American States Water Company                   259               5,996
American Water Works Company, Inc.              552              25,105
Aquila, Inc. *                                  942               1,667
Atmos Energy Corp.                               96               2,239
California Water Service Group                  100               2,365
Cascade Natural Gas Corp.                       100               2,000
Chesapeake Utilities Corp.                      100               1,830
Delta Natural Gas, Inc.                         127               2,729
Dynegy, Inc., Class A *                       1,939               2,288
El Paso Corp.                                 3,607              25,105
Equitable Resources, Inc.                       398              13,946
Global Industries, Ltd. *                     1,691               7,051
Inergy L P                                      214               5,992
KeySpan Corp.                                   735              25,901
Kinder Morgan, Inc.                             737              31,153
Kinder Morgan, Inc. *                           192               6,065


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                                            SHARES                      VALUE
                                                                                            ------                      -----
GAS & PIPELINE UTILITIES - CONTINUED

Middlesex Water Company                                                                        296                       $6,207
National Fuel Gas Company                                                                      398                        8,251
New Jersey Resources Corp.                                                                      34                        1,074
Nicor, Inc.                                                                                    178                        6,057
NiSource, Inc.                                                                               1,341                       26,820
Northwest Natural Gas Company                                                                   54                        1,461
Northwestern Corp. (a)                                                                         100                          508
ONEOK, Inc.                                                                                    200                        3,840
Peoples Energy Corp.                                                                           100                        3,865
Philadelphia Suburban Corp.                                                                    538                       11,083
Piedmont Natural Gas, Inc.                                                                     100                        3,535
Questar Corp.                                                                                  584                       16,247
RGC Resources, Inc.                                                                            395                        7,268
SCANA Corp.                                                                                    576                       17,833
Semco Energy, Inc.                                                                             100                          610
SJW Corp.                                                                                       78                        6,088
Southern Union Company *                                                                       212                        3,498
Southwest Gas Corp.                                                                            100                        2,345
Southwest Water Company (a)                                                                    138                        1,823
Southwestern Energy Company *                                                                  100                        1,145
TC Pipelines, LP                                                                               100                        2,605
The Laclede Group, Inc.                                                                         24                          581
Transmontaigne, Inc. *                                                                         190                          882
UGI Corp.                                                                                      100                        3,739
Ultra Petroleum Corp. *                                                                        825                        8,167
Valero, LP                                                                                      26                        1,032
Vectren Corp.                                                                                  309                        7,107
Western Gas Resources, Inc.                                                                    263                        9,692
WGL Holdings, Inc.                                                                             360                        8,611
Williams Companies, Inc.                                                                     3,100                        8,370
Williams Energy Partners, LP (a)                                                                27                          876
                                                                                                                      ---------
                                                                                                                        352,761

GOLD - 0.02%

Meridian Gold, Inc. * (a)                                                                      662                       11,671
                                                                                                                      ---------

HEALTHCARE PRODUCTS - 3.41%

Abbott Laboratories,                                                                         9,439                      377,560
Advanced Medical Optics, Inc. *                                                                173                        2,071
Advanced Neuromodulation Systems, Inc. * (a)                                                   198                        6,950
Align Technology, Inc. *                                                                       850                        2,347
American Medical Systems Holdings, Inc. *                                                      304                        4,928
Arthrocare Corp. * (a)                                                                         197                        1,940
Bausch & Lomb, Inc. (a)                                                                        400                       14,400
Baxter International, Inc.                                                                   3,645                      102,060
Becton Dickinson & Company                                                                   1,514                       46,465
Biomet, Inc.                                                                                 1,648                       47,232
Boston Scientific Corp. *                                                                    2,436                      103,579
Bruker Daltonics, Inc. * (a)                                                                   527                        2,561
Coherent, Inc. *                                                                               100                        1,995
Cytyc Corp. *                                                                                  600                        6,120
DENTSPLY International, Inc.                                                                   546                       20,311
Diagnostic Products Corp.                                                                      200                        7,724
EPIX Medical, Inc. *                                                                           100                          723
Guidant Corp. *                                                                              1,811                       55,869
INAMED Corp. *                                                                                 100                        3,080
Inverness Medical Innovations, Inc. * (a)                                                       43                          565
Johnson & Johnson                                                                           18,017                      967,693
LCA-Vision, Inc. *                                                                              68                          155
Medtronic, Inc.                                                                              7,333                      334,385
Mylan Laboratories, Inc.                                                                       825                       28,792
Patterson Dental Company *                                                                     461                       20,164
Priority Healthcare Corp., Class B *                                                           200                        4,640
St. Jude Medical, Inc. *                                                                     1,161                       46,115
STERIS Corp. *                                                                                 551                      $13,362
Therasense, Inc. * (a)                                                                         299                        2,497
Thoratec Labs Corp. *                                                                          278                        2,121
Varian Medical Systems, Inc. *                                                                 451                       22,370
Viasys Healthcare, Inc. *                                                                      135                        2,010
Wright Medical Group, Inc. *                                                                   429                        7,490
XOMA, Ltd. *                                                                                   282                        1,193
Zimmer Holdings, Inc. *                                                                      1,125                       46,710
Zoll Medical Corp. *                                                                             8                          285
                                                                                                                      ---------
                                                                                                                      2,308,462

HEALTHCARE SERVICES - 1.05%

Accredo Health, Inc. *                                                                         147                        5,182
AMN Healthcare Services, Inc. * (a)                                                            270                        4,566
Apria Healthcare Group, Inc. *                                                                 344                        7,651
Cerner Corp. * (a)                                                                             294                        9,190
CorVel Corp. *                                                                                  26                          929
Cross Country, Inc. *                                                                          254                        3,543
DIANON Systems, Inc. *                                                                         140                        6,679
Eclipsys Corp. *                                                                               180                          963
Express Scripts, Inc., Class A *                                                               500                       24,020
First Health Group Corp. *                                                                     474                       11,542
HCA-The Healthcare Company                                                                   3,120                      129,480
HEALTHSOUTH Corp. *                                                                          1,991                        8,362
IMPATH, Inc. * (a)                                                                             114                        2,248
IMS Health, Inc.                                                                             1,822                       29,152
Kindred Healthcare, Inc. *                                                                     143                        2,596
Laboratory Corp. of America Holdings *                                                       1,046                       24,309
Lincare Holdings, Inc. *                                                                       676                       21,375
Manor Care, Inc. *                                                                             610                       11,352
McKesson Corp.                                                                               1,871                       50,573
Medical Staffing Network Holdings, Inc. *                                                      451                        7,216
Odyssey Healthcare, Inc. *                                                                     194                        6,732
Omnicare, Inc.                                                                                 664                       15,823
Oxford Health Plans, Inc. *                                                                    567                       20,667
Pediatrix Medical Group, Inc. *                                                                166                        6,650
Quest Diagnostics, Inc. *                                                                      569                       32,376
Select Medical Corp. *                                                                         261                        3,521
Specialty Laboratories, Inc. *                                                                 144                        1,391
The Advisory Board Company *                                                                    52                        1,555
Unilab Corp. *                                                                                 212                        3,880
UnitedHealth Group, Inc.                                                                     1,824                      152,304
Universal Health Services, Inc., Class B *                                                     377                       17,003
Weight Watchers International, Inc. *                                                          628                       28,869
Wellpoint Health Networks, Inc., Class A *                                                     858                       61,055
                                                                                                                      ---------
                                                                                                                        712,754

HOLDINGS COMPANIES/CONGLOMERATES - 1.04%

Berkshire Hathaway, Inc., Class A *                                                              9                      654,750
Horace Mann Educators Corp.                                                                    336                        5,151
Loews Corp.                                                                                  1,079                       47,972
                                                                                                                      ---------
                                                                                                                        707,873

HOMEBUILDERS - 0.19%

Beazer Homes USA, Inc. *                                                                        77                        4,666
Centex Corp.                                                                                   347                       17,419
Champion Enterprises, Inc. * (a)                                                               200                          570
Clayton Homes, Inc. (a)                                                                        870                       10,597
D.R. Horton, Inc.                                                                              739                       12,822
Hovnanian Enterprises, Inc., Class A *                                                         100                        3,170
KB HOME                                                                                        318                       13,626
Lennar Corp.                                                                                   406                       20,950
M.D.C. Holdings, Inc.                                                                          121                        4,629
Meritage Corp. *                                                                               197                        6,629
NVR, Inc. *                                                                                     35                       11,392
Oakwood Homes Corp. *                                                                           60                           26

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                                            SHARES                      VALUE
                                                                                            ------                      -----
HOMEBUILDERS- CONTINUED

Palm Harbor Homes, Inc. * (a)                                                                  100                       $1,747
Ryland Group, Inc.                                                                             200                        6,670
Toll Brothers, Inc. *                                                                          548                       11,070
Walter Industries, Inc.                                                                        200                        2,166
                                                                                                                        -------
                                                                                                                        128,149

HOTELS & RESTAURANTS - 0.88%

AFC Enterprises, Inc. *                                                                        252                        5,295
Alliance Gaming Corp. *                                                                        177                        3,014
Ameristar Casinos, Inc. * (a)                                                                  306                        4,315
Angelo & Maxie's, Inc.                                                                          33                          112
Applebees International, Inc.                                                                  225                        5,218
Argosy Gaming Corp. *                                                                          100                        1,893
Aztar Corp. *                                                                                  161                        2,299
Boca Resorts, Inc., Class A *                                                                  190                        2,033
Boyd Gaming Corp. *                                                                            495                        6,955
Brinker International, Inc. *                                                                  678                       21,865
Buca, Inc. * (a)                                                                               100                          832
California Pizza Kitchen, Inc. *                                                                90                        2,268
CBRL Group, Inc.                                                                               439                       13,227
CEC Entertainment, Inc. *                                                                      100                        3,070
Choice Hotels, Inc. *                                                                          216                        4,903
CKE Restaurants, Inc. *                                                                        248                        1,066
Darden Restaurants, Inc.                                                                       904                       18,487
Dover Downs Gaming & Entertainment, Inc.                                                       140                        1,273
Extended Stay America, Inc. *                                                                  427                        6,298
Frischs Restaurants, Inc.                                                                      100                        2,075
Harrah's Entertainment, Inc. *                                                                 567                       22,453
Hilton Hotels Corp.                                                                          2,081                       26,450
Hollywood Casino Corp. *                                                                       499                        6,128
IHOP Corp. *                                                                                   100                        2,400
Jack In the Box, Inc. *                                                                        311                        5,377
Krispy Kreme Doughnuts, Inc. * (a)                                                             284                        9,591
La Quinta Corp. *                                                                            2,061                        9,068
Landry's Restaurants, Inc.                                                                     100                        2,124
Lone Star Steakhouse & Saloon, Inc.                                                            100                        1,934
Mandalay Resort Group *                                                                        317                        9,703
Marcus Corp.                                                                                   100                        1,420
Marriott International, Inc., Class A                                                        1,514                       49,765
McDonalds Corp.                                                                              7,685                      123,575
MGM Mirage *                                                                                   969                       31,948
Mtr Gaming Group, Inc. *                                                                       473                        3,765
O'Charley's, Inc. *                                                                            100                        2,053
Outback Steakhouse, Inc.                                                                       410                       14,120
P.F. Chang's China Bistro, Inc. * (a)                                                          103                        3,739
Panera Bread Company, Class A * (a)                                                            200                        6,962
Papa Johns International, Inc. * (a)                                                           100                        2,788
Park Place Entertainment Corp. *                                                             1,389                       11,668
RARE Hospitality International, Inc. *                                                          82                        2,265
Ruby Tuesday, Inc.                                                                             200                        3,458
Ryan's Family Steak Houses, Inc. *                                                             150                        1,703
Shuffle Master, Inc. * (a)                                                                     225                        4,300
Sonic Corp. *                                                                                  225                        4,610
Starwood Hotels & Resorts Worldwide, Inc.                                                    1,157                       27,467
Station Casinos, Inc. *                                                                        222                        3,929
The Cheesecake Factory, Inc. *                                                                 405                       14,641
Wendy's International, Inc.                                                                    751                       20,330
Westcoast Hospitality Corp. *                                                                  784                        4,390
Worldwide Restaurant Concepts, Inc. *                                                          300                          795
Wyndham International, Inc., Class A *                                                         600                          138
Wynn Resorts, Ltd. * (a)                                                                       456                        5,978
Yum! Brands, Inc. *                                                                          1,936                       46,890
                                                                                                                        -------
                                                                                                                        594,423

HOUSEHOLD APPLIANCES - 0.20%

American Real Estate Partners, LP *                                                            520                       $4,779
Bassett Furniture Industries, Inc.                                                             100                        1,432
Black & Decker Corp.                                                                           538                       23,075
Consolidated Tomoka Land Company                                                               100                        1,925
Drew Industries, Inc. *                                                                        168                        2,696
Eastern Company                                                                                100                        1,102
Flexsteel Industries, Inc.                                                                      88                        1,471
International Aluminum Corp.                                                                   439                        7,590
Libbey, Inc.                                                                                   201                        5,226
Lifetime Hoan Corp.                                                                            885                        4,222
Maytag Corp.                                                                                   589                       16,787
Mission West Properties, Inc.                                                                  717                        7,098
National Presto Industries,  Inc.                                                              198                        5,817
Technical Olympic Usa,  Inc. *                                                                 445                        6,591
The Stanley Works                                                                              511                       17,670
The Toro Company                                                                                26                        1,661
Transtechnology Corp. *                                                                        100                        1,048
Vialta, Inc. *                                                                                   2                            1
Westpoint Stevens, Inc. * (a)                                                                  174                          103
Whirlpool Corp.                                                                                461                       24,073
Wilshire Oil Company *                                                                         244                          857
                                                                                                                        -------
                                                                                                                        135,224

HOUSEHOLD PRODUCTS - 0.28%

Applica, Inc. *                                                                                100                          500
Blyth Industries, Inc.                                                                         400                       10,704
Boyds Collection, Ltd. *                                                                       200                        1,330
Church & Dwight, Inc.                                                                          159                        4,838
Department 56, Inc. *                                                                          100                        1,290
Dial Corp.                                                                                     494                       10,063
Fortune Brands, Inc.                                                                           951                       44,231
Graphic Packaging Intl Corp. *                                                                 310                        1,748
Martha Stewart Living Omnimedia, Inc., Class A *                                               100                          987
Newell Rubbermaid, Inc.                                                                      1,601                       48,558
Playtex Products, Inc. *                                                                       282                        2,786
The Clorox Company                                                                           1,335                       55,069
Topps, Inc. *                                                                                  200                        1,740
Tupperware Corp.                                                                               569                        8,581
                                                                                                                        -------
                                                                                                                        192,425

INDUSTRIAL DEVELOPMENT/POLLUTION BONDS - 0.00%

Scope Industries (a)                                                                            29                        2,537
                                                                                                                        -------

INDUSTRIAL MACHINERY - 0.58%

AGCO Corp. *                                                                                   585                       12,929
Alamo Group, Inc.                                                                              100                        1,225
Albany International Corp., Class A                                                            163                        3,368
Ampco-Pittsburgh Corp.                                                                         100                        1,216
AptarGroup, Inc.                                                                               149                        4,655
Briggs & Stratton Corp.                                                                        100                        4,247
Cascade Corp.                                                                                  100                        1,595
Circor International, Inc.                                                                     100                        1,590
Cognex Corp. *                                                                                 339                        6,248
Crane Company                                                                                  256                        5,102
Cummins, Inc. (a)                                                                              321                        9,030
Deere & Company                                                                              1,353                       62,035
Donaldson Company, Inc.                                                                        181                        6,516
Dover Corp.                                                                                  1,217                       35,488
Energy Conversion Devices, Inc. *                                                              333                        3,264
EnPro Industries,  Inc. *                                                                      114                          456
Flow International Corp. *                                                                     100                          255
Flowserve Corp. *                                                                              381                        5,635
Foster Wheeler, Ltd. * (a)                                                                     200                          232
Gardner Denver, Inc. *                                                                         100                        2,030
Graco, Inc.                                                                                    225                        6,446

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                                            SHARES                      VALUE
                                                                                            ------                      -----
INDUSTRIAL MACHINERY - CONTINUED

Grant Prideco, Inc. *                                                                          643                       $7,485
Hardinge Brothers, Inc.                                                                        100                          825
IDEX Corp. (a)                                                                                 299                        9,777
Ingersoll-Rand Company, Inc., Class A                                                        1,041                       44,825
Kadant, Inc. *                                                                                 135                        2,025
Kaydon Corp.                                                                                   100                       $2,121
Kennametal, Inc.                                                                               128                        4,413
Lindsay Manufacturing Company                                                                  100                        2,140
Manitowoc, Inc.                                                                                100                        2,550
Metropolitan Pro Corp.                                                                         443                        6,415
Milacron, Inc.                                                                                 100                          595
Mueller Industry, Inc. *                                                                       132                        3,597
NN, Inc.                                                                                       161                        1,608
Osmonics, Inc. *                                                                               173                        2,931
Pall Corp.                                                                                     927                       15,462
Parker-Hannifin Corp.                                                                          654                       30,169
Pentair, Inc.                                                                                  328                       11,332
Presstek, Inc. *                                                                               168                          774
Quixote Corp.                                                                                  100                        1,806
Roanoke Electric Steel Corp.                                                                   100                          950
Semitool, Inc. *                                                                               151                          938
Stewart & Stevenson Services, Inc.                                                             100                        1,414
SureBeam Corp., Class A * (a)                                                                  237                          957
Tecumseh Products Company, Class A                                                             113                        4,987
Thermo Electron Corp. *                                                                        925                       18,611
Titan International, Inc.                                                                      273                          366
Tredegar Industries, Inc.                                                                      156                        2,340
Triumph Group, Inc. *                                                                          110                        3,513
U.S. Industries, Inc. *                                                                        200                          526
UNOVA, Inc. *                                                                                  296                        1,776
Valmont Industries, Inc.                                                                       155                        3,007
W.W. Grainger, Inc.                                                                            560                       28,868
Watts Industries, Inc., Class A                                                                161                        2,534
Westerbeke Corp. *                                                                             313                          588
WSI Industries, Inc. *                                                                         220                          286
                                                                                                                        -------
                                                                                                                        396,073

INDUSTRIALS - 0.03%

Brooks-Pri Automation, Inc. *                                                                  207                        2,372
Fastenal Company (a)                                                                           548                       20,490
                                                                                                                        -------
                                                                                                                         22,862

INSURANCE - 4.08%

21St Century Insurance Group                                                                   844                       10,567
Aetna, Inc.                                                                                    860                       35,363
AFLAC, Inc.                                                                                  3,043                       91,655
Alfa Corp.                                                                                     670                        8,047
Allcity Insurance Company                                                                      100                           25
Alleghany Corp. *                                                                               41                        7,277
Allmerica Financial Corp.                                                                      354                        3,575
American Financial Group, Inc.                                                                 411                        9,482
American Independence, Corp. *                                                                 100                          272
American International Group, Inc.                                                          15,787                      913,278
American National Insurance Company                                                            167                       13,697
AMERIGROUP Corp. *                                                                              78                        2,364
Amerus Group Company                                                                           297                        8,396
Anthem, Inc. *                                                                                 827                       52,018
Aon Corp.                                                                                    1,919                       36,250
Arch Cap Group, Ltd. *                                                                         279                        8,696
Argonaut Group, Inc. (a)                                                                       100                        1,475
Baldwin & Lyons, Inc., Class B                                                                 100                        2,355
Brown & Brown, Inc.                                                                            356                       11,506
CenturyBusiness Services, Inc. *                                                               514                        1,362
Chubb Corp.                                                                                  1,025                       53,505
CIGNA Corp.                                                                                    940                       38,653
Cincinnati Financial Corp.                                                                   1,025                      $38,489
CNA Financial Corp. *                                                                        1,246                       31,898
CNA Surety Corp. *                                                                             207                        1,625
Commerce Group, Inc. (a)                                                                       238                        8,923
Conseco, Inc. *                                                                              1,787                           70
Crawford & Company, Class B (a)                                                                256                        1,280
Donegal Group, Inc., Class B                                                                    33                          371
EMC Insurance Group, Inc.                                                                      100                        1,787
Erie Indemnity Company, Class A                                                                406                       14,722
FBL Financial Group, Inc., Class A                                                             100                        1,947
Fidelity National Financial, Inc.                                                              623                       20,453
First American Financial Corp.                                                                 499                       11,078
Fremont General Corp. (a)                                                                      293                        1,316
Great American Financial Resources, Inc.                                                       173                        2,976
Harleysville Group, Inc.                                                                       100                        2,643
Hartford Financial Services Group, Inc.                                                      1,471                       66,827
HCC Insurance Holdings, Inc.                                                                   481                       11,833
Hilb, Rogal and Hamilton Company                                                                98                        4,008
Independence Holding Company                                                                   110                        2,362
Jefferson-Pilot Corp.                                                                          879                       33,499
Kansas City Life Insurance Company                                                             129                        4,889
Landamerica Financial Group, Inc.                                                              100                        3,545
Liberty Corp. (a)                                                                              100                        3,880
Lincoln National Corp.                                                                       1,105                       34,896
Markel Corp. *                                                                                  69                       14,179
Marsh & McLennan Companies, Inc.                                                             3,195                      147,641
MEEMIC Holdings, Inc. *                                                                        100                        2,894
Mercury General Corp.                                                                          398                       14,957
MetLife, Inc.                                                                                4,289                      115,975
MGIC Investment Corp.                                                                          556                       22,963
Midland Company                                                                                228                        4,332
Mony Group, Inc. (a)                                                                           448                       10,725
Nationwide Financial Services, Inc., Class A                                                   310                        8,881
Navigators Group, Inc. *                                                                       100                        2,295
Odyssey Re Holdings Corp.                                                                      292                        5,168
Ohio Casualty Corp. *                                                                          671                        8,689
Old Republic International Corp.                                                               659                       18,452
Philadelphia Consolidated Holding Corp. *                                                      100                        3,540
Phoenix Companies, Inc. (a)                                                                    832                        6,323
PICO Holdings, Inc. *                                                                          100                        1,343
PMA Capital Corp., Class A                                                                     369                        5,288
Presidential Life Corp.                                                                        100                          993
Principal Financial Group, Inc.                                                              2,077                       62,580
Proassurance Corp. *                                                                           100                        2,100
Progressive Corp.                                                                            1,355                       67,249
Protective Life Corp.                                                                          381                       10,485
Prudential Financial, Inc.                                                                   3,486                      110,646
Radian Group, Inc.                                                                             653                       24,259
Reinsurance Group of America, Inc.                                                             238                        6,445
SAFECO Corp.                                                                                   742                       25,725
Selective Insurance Group, Inc.                                                                100                        2,518
St. Paul Companies, Inc.                                                                     1,391                       47,364
Stancorp Financial Group, Inc.                                                                 116                        5,667
State Auto Financial Corp.                                                                     209                        3,239
Stewart Information Services Corp. *                                                           100                        2,139
The Allstate Corp.                                                                           4,180                      154,618
The MIIX Group, Inc. (a)                                                                       100                          179
The PMI Group, Inc.                                                                            532                       15,981
Torchmark, Inc.                                                                                613                       22,393
Transatlantic Holdings, Inc.                                                                   288                       19,210
Travelers Property Casualty Corp., Class B *                                                 5,841                       85,571
UICI *                                                                                         200                        3,110

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                                            SHARES                      VALUE
                                                                                            ------                      -----
INSURANCE - CONTINUED

United Fire & Casualty Company                                                                 189                       $6,322
United States I Holdings Corp. *                                                               614                        7,214
Unitrin, Inc.                                                                                  432                       12,623
Universal American Financial Corp. *                                                           348                        2,025
UNUMProvident Corp.                                                                          1,479                       25,942
Vesta Insurance Group, Inc.                                                                    102                          280
W.R. Berkley Corp.                                                                             342                       13,547
White Mountains Insurance Group, Ltd. (a)                                                       41                       13,243
Zenith National Insurance Corp.                                                                 86                        2,023
                                                                                                                      ---------
                                                                                                                      2,764,470

INTERNATIONAL OIL - 0.05%

Trico Marine Services, Inc. *                                                                  100                          333
Weatherford International, Ltd. *                                                              845                       33,741
                                                                                                                      ---------
                                                                                                                         34,074

INTERNET CONTENT - 0.14%

Alloy, Inc. * (a)                                                                              386                        4,227
Ask Jeeves, Inc. * (a)                                                                         100                          256
CMGI, Inc. * (a)                                                                             1,511                        1,482
CNET Networks, Inc. *                                                                        1,020                        2,764
Critical Path, Inc. *                                                                          200                          102
DigitalThink, Inc. *                                                                           100                          175
Extensity, Inc. *                                                                              100                          174
I2 Technologies, Inc. *                                                                      2,213                        2,545
InfoSpace, Inc. *                                                                              160                        1,352
Internet Capital Group, Inc. * (a)                                                           1,698                          611
ITXC Corp. *                                                                                   204                          473
iVillage, Inc. *                                                                               164                          154
Jupitermedia Corp. *                                                                           100                          249
Looksmart, Ltd. *                                                                              200                          496
Multex.com, Inc. *                                                                             100                          420
Netratings, Inc. *                                                                             465                        3,348
Overture Service, Inc. *                                                                       498                       13,601
ProQuest Company *                                                                             100                        1,960
Safeguard Scientifics, Inc. *                                                                  514                          699
SportsLine.com, Inc. * (a)                                                                     157                          157
Yahoo!, Inc. *                                                                               3,663                       59,890
                                                                                                                      ---------
                                                                                                                         95,135

INTERNET RETAIL - 0.28%

1-800-Flowers.com, Inc. *                                                                      433                        2,706
Amazon.com, Inc. * (a)                                                                       2,336                       44,127
eBay, Inc. *                                                                                 1,844                      125,060
Freemarkets, Inc. *                                                                            399                        2,569
Priceline.com, Inc. *                                                                        2,269                        3,630
Sciquest.com, Inc. *                                                                           100                           45
Stamps.com, Inc. *                                                                             246                        1,149
Ticketmaster, Class B *                                                                        603                       12,796
                                                                                                                      ---------
                                                                                                                        192,082

INTERNET SERVICE PROVIDER - 0.03%

Blue Coat Systems, Inc. * (a)                                                                   48                          189
Commerce One, Inc. *                                                                           291                          800
Digitas, Inc. *                                                                                288                          996
Divine Inc., Class A *                                                                          44                           62
Earthlink, Inc. *                                                                              872                        4,752
eSPEED, Inc., Class A *                                                                        276                        4,676
High Speed Access Corp. *                                                                      200                          260
HomeStore.com, Inc. *                                                                          647                          550
Internap Network Services Corp. *                                                              669                          248
Neoforma, Inc. * (a)                                                                            20                          239
Rare Medium Group, Inc. *                                                                       10                            2
Register.com, Inc. *                                                                           100                          450
TriZetto Group, Inc. *                                                                         163                        1,001
United Online, Inc. * (a)                                                                      460                        7,333

INTERNET SERVICE PROVIDER - CONTINUED

VIA NET. WORKS, Inc. *                                                                         276                         $188
Worldgate Communications, Inc. *                                                               100                           42
                                                                                                                      ---------
                                                                                                                         21,788

INTERNET SOFTWARE - 0.22%

Agile Software Corp. *                                                                         331                        2,562
Akamai Technologies, Inc. * (a)                                                                454                          785
Ariba, Inc. * (a)                                                                            3,065                        7,601
Art Technology Group, Inc. *                                                                   293                          363
Blue Martini Software, Inc. *                                                                   77                          223
BroadVision, Inc. * (a)                                                                        134                          457
Caldera International, Inc. *                                                                   60                           87
Centillium Communications, Inc. *                                                              220                          497
Chordiant Software, Inc. *                                                                     262                          377
Click Commerce, Inc. *                                                                          91                          184
Covad Communications Group, Inc. *                                                             400                          376
Cybersource Corp. *                                                                            200                          490
Digital Impact, Inc. *                                                                         100                          190
Digital River, Inc. *                                                                          100                        1,195
E.piphany, Inc. *                                                                              350                        1,460
Elcom International, Inc. *                                                                    198                           44
F5 Networks, Inc. *                                                                            100                        1,074
GRIC Communications, Inc. *                                                                    100                          244
Imanage, Inc. *                                                                                100                          320
Inktomi Corp. *                                                                                534                          854
Internet Security Systems, Inc. *                                                              279                        5,114
Interwoven, Inc. *                                                                             454                        1,180
Intraware, Inc. * (a)                                                                          100                          110
Juniper Networks, Inc. *                                                                     2,670                       18,156
Keynote Systems, Inc. *                                                                        100                          772
Liberate Technologies, Inc. * (a)                                                              552                          789
Liquid Audio, Inc. *                                                                           100                          246
Macromedia, Inc. *                                                                             323                        3,440
Marimba, Inc. *                                                                                100                          163
Net Perceptions, Inc. *                                                                        100                          138
Networks Associates, Inc. *                                                                    858                       13,805
Openwave Systems, Inc. *                                                                       948                        1,896
PC-Tel, Inc. *                                                                                 100                          678
Persistence Software, Inc. *                                                                   100                           48
Portal Software, Inc. *                                                                        742                          600
Quovadx, Inc. *                                                                                106                          257
RealNetworks, Inc. *                                                                         1,215                        4,629
Retek, Inc. *                                                                                  224                          609
RSA Security, Inc. *                                                                           295                        1,767
S1 Corp. *                                                                                     233                        1,039
Sonicblue, Inc. * (a)                                                                          406                          183
Stellent, Inc. *                                                                               100                          444
Symantec Corp. *                                                                               942                       38,161
TIBCO Software, Inc. *                                                                       1,355                        8,374
Tumbleweed Communications Corp. *                                                              100                          155
ValueClick, Inc. *                                                                             172                          480
VeriSign, Inc. *                                                                             1,410                       11,308
Verity, Inc. *                                                                                 397                        5,316
Vignette Corp. *                                                                             1,301                        1,596
Vitria Technology, Inc. *                                                                      590                          443
Watchguard Technologies, Inc. * (a)                                                            100                          638
WebEx Communications, Inc. * (a)                                                               153                        2,295
WebMethods, Inc. *                                                                             216                        1,776
                                                                                                                      ---------
                                                                                                                        145,988

INVESTMENT COMPANIES - 0.06%

Affiliated Managers Group, Inc. *,                                                             100                        5,030
Allied Capital Corp. (a)                                                                       528                       11,526
American Capital Strategies, Ltd. (a)                                                          394                        8,506
Atlanta/Sosnoff Capital Corp. * (a)                                                            100                        1,210

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                                            SHARES                      VALUE
                                                                                            ------                      -----
INVESTMENT COMPANIES - CONTINUED

Gabelli Asset Management, Inc., Class A * (a)                                                  100                       $3,004
MCG Capital Corp. (a)                                                                          375                        4,028
Medallion Financial Corp.                                                                      100                          390
Raymond James Financial, Inc.                                                                  283                        8,371
Stifel Financial Corp.                                                                         100                        1,114
                                                                                                                        -------
                                                                                                                         43,179

LEISURE TIME - 0.84%

Action Performance Companies, Inc. (a)                                                         100                        1,900
Ambassadors International, Inc. *                                                              100                          899
Arctic Cat, Inc.                                                                               155                        2,480
Bally Total Fitness Holding Corp. * (a)                                                        100                          709
Blockbuster, Inc., Class A                                                                     100                        1,225
Brunswick Corp.                                                                                523                       10,387
Callaway Golf Company                                                                          681                        9,023
Carnival Corp., Class A                                                                      3,508                       87,525
Cedar Fair, LP (a)                                                                             136                        3,210
Championship Auto Racing Team, Inc. *                                                          100                          370
Churchill Downs, Inc. (a)                                                                       37                        1,413
Concord Camera Corp. *                                                                         100                          543
Dover Motorsports, Inc.                                                                        200                          930
Gaylord Entertainment Company *                                                                403                        8,302
Gemstar TV Guide International, Inc. *                                                       2,641                        8,583
Handleman Company *                                                                            100                        1,150
Hollywood Entertainment Corp. *                                                                521                        7,867
International Game Technology *                                                                549                       41,680
International Speedway Corp., Class A                                                          388                       14,468
Isle of Capri Casinos, Inc. *                                                                  160                        2,118
Marval Enterprises, Inc. *                                                                     200                        1,796
Metro-Goldwyn-Mayer, Inc. *                                                                  1,849                       24,037
Movie Gallery, Inc. *                                                                           77                        1,001
Multimedia Games, Inc. * (a)                                                                   207                        5,684
Penn National Gaming, Inc. *                                                                   200                        3,172
Pinnacle Entertainment, Inc. *                                                                 100                          693
Polaris Industries, Inc.                                                                       100                        5,860
Regal Entertainment Group, Class A                                                             235                        5,034
Royal Caribbean Cruises, Ltd.                                                                1,136                       18,971
Scientific Games Corp., Class A *                                                            1,036                        7,521
SCP Pool Corp. *                                                                               250                        7,300
Six Flags, Inc. *                                                                              454                        2,592
Speedway Motorsports, Inc. (a)                                                                 327                        8,430
Sturm Ruger & Company, Inc.                                                                     73                          699
The Nautilus Group, Inc. * (a)                                                                 177                        2,365
The Walt Disney Company                                                                     12,363                      201,641
THQ, Inc. * (a)                                                                                150                        1,987
USA Interactive *                                                                            2,482                       56,887
Vail Resorts, Inc. *                                                                           100                        1,517
West Marine, Inc. *                                                                            109                        1,492
WMS Industries, Inc. * (a)                                                                     474                        7,101
                                                                                                                        -------
                                                                                                                        570,562

LIFE SCIENCES - 0.01%

Incyte Pharmacuticals, Inc. *                                                                  607                        2,768
Symyx Technologies, Inc. *                                                                     100                        1,259
                                                                                                                        -------
                                                                                                                          4,027

LIQUOR - 0.06%

Adolph Coors Company, Class B                                                                  137                        8,391
Brown Forman Corp., Class B                                                                    383                       25,033
Todhunter International, Inc. * *                                                              580                        5,713
                                                                                                                        -------
                                                                                                                         39,137

MANUFACTURING - 0.87%

3M Company                                                                                   2,360                      290,988
A.T. Cross Company, Class A *                                                                  200                        1,070
Aaon, Inc. *                                                                                   348                        6,414
Actuant Corp., Class A *                                                                       162                       $7,525
Acuity Brands, Inc.                                                                            542                        7,339
Armor Holdings, Inc. *                                                                         445                        6,128
Barnes Group, Inc.                                                                             161                        3,276
Blout International, Inc. * (a)                                                                271                        1,032
Carlisle Companies, Inc.                                                                       133                        5,503
CoorsTek, Inc. *                                                                               210                        5,365
Cuno, Inc. *                                                                                   100                        3,312
Danaher Corp.                                                                                  884                       58,079
Esco Technologies, Inc. *                                                                      100                        3,700
Fedders Corp.                                                                                  220                          623
Hexcel Corp. *                                                                                 200                          600
Illinois Tool Works, Inc.                                                                    1,847                      119,796
Joy Global, Inc. *                                                                             416                        4,684
Lancaster Colony Corp.                                                                         149                        5,823
Mathews International Corp., Class A                                                           285                        6,364
Mine Safety Appliances Company                                                                 188                        6,063
Nordson Corp.                                                                                  196                        4,867
Snap-on, Inc.                                                                                  408                       11,469
SPX Corp. *                                                                                    438                       16,403
Stratos Lightwave, Inc. *                                                                       53                          233
TTM Technologies, Inc. *                                                                       772                        2,555
York International Corp.                                                                       286                        7,313
                                                                                                                        -------
                                                                                                                        586,524

MEDICAL-HOSPITALS - 0.23%

C.R. Bard, Inc.                                                                                249                       14,442
Centene Corp. *                                                                                191                        6,416
Community Health Systems, Inc. *                                                               608                       12,519
Cytogen Corp. *                                                                                 39                          127
Davita, Inc. *                                                                                 292                        7,204
Deltagen, Inc. *                                                                               697                          335
Health Management Associates, Inc., Class A                                                  1,456                       26,062
ICU Medical, Inc. *                                                                             30                        1,119
Indevus Pharmaceuticals, Inc. *                                                                835                        1,786
Novavax, Inc. *                                                                                531                        1,381
Per-Se Technologies, Inc. *                                                                    605                        5,426
Possis Medical, Inc. *                                                                         371                        6,678
Province Healthcare Company * (a)                                                              225                        2,189
PSS World Medical, Inc. *                                                                      354                        2,421
Psychemedics Corp.                                                                             343                        3,200
ResMed, Inc. *                                                                                 133                        4,066
Tenet Healthcare Corp. *                                                                     2,894                       47,462
Triad Hospitals, Inc. *                                                                        429                       12,797
VCA Antech, Inc. *                                                                              99                        1,485
                                                                                                                        -------
                                                                                                                        157,115

METAL & METAL PRODUCTS - 0.20%

Alcoa, Inc.                                                                                  5,187                      118,160
Amcast Industrial Corp. *                                                                      100                          170
Commercial Metals Company                                                                      328                        5,327
Quanex Corp.                                                                                   100                        3,350
Timken Company                                                                                 516                        9,855
Wolverine Tube, Inc. *                                                                         100                          571
                                                                                                                        -------
                                                                                                                        137,433

MINING - 0.19%

A.M. Castle Company * (a)                                                                      100                          455
Alliance Resource Partners, LP (a)                                                             100                        2,422
Brush Wellman, Inc. *                                                                          100                          550
Century Aluminum Company                                                                       100                          741
Freeport-McMoRan Copper & Gold, Inc., Class B * (a)
                                                                                               843                       14,146
Glamis Gold, Ltd. * (a)                                                                        604                        6,849
Hecla Mining Company * (a)                                                                   1,309                        6,624
Lincoln Electric Holding, Inc.                                                                 160                        3,704

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                                            SHARES                      VALUE
                                                                                            ------                      -----
MINING - CONTINUED

Newmont Mining Corp.                                                                         2,346                      $68,104
Phelps Dodge Corp. *                                                                           532                       16,838
Rouge Industries, Inc., Class A *                                                              317                          323
RTI International Metals, Inc. *                                                               154                        1,555
Shiloh Industries, Inc. *                                                                      163                          367
Stillwater Mining Company *                                                                    156                          835
Synalloy Corp. *                                                                               161                          676
Titanium Metals Corp. * (a)                                                                    591                        1,129
USEC, Inc.                                                                                     647                        3,895
Webco Industries, Inc. *                                                                       198                          653
Westmoreland Coal Company *                                                                     54                          635
                                                                                                                      ---------
                                                                                                                        130,501

MOBILE HOMES - 0.01%

Coachmen Industries, Inc.                                                                      100                        1,580
Fleetwood Enterprises, Inc. * (a)                                                              100                          785
Winnebago Industries, Inc. (a)                                                                 100                        3,923
                                                                                                                      ---------
                                                                                                                          6,288

NEWSPAPERS - 0.21%

Dow Jones & Company, Inc. (a)                                                                  489                       21,139
E.W. Scripps Company, Class A                                                                  483                       37,167
Journal Register Company *                                                                     163                        2,898
Knight-Ridder, Inc.                                                                            510                       32,258
Lee Enterprises, Inc.                                                                          303                       10,157
Washington Post Company, Class B                                                                54                       39,852
                                                                                                                      ---------
                                                                                                                        143,471

OFFICE FURNISHINGS & SUPPLIES - 0.26%

Avery Dennison Corp.                                                                           683                       41,718
Falcon Products, Inc. *                                                                        100                          405
Global Imaging Systems, Inc. *                                                                  48                          882
HON Industries, Inc.                                                                           412                       11,651
Ikon Office Solutions, Inc.                                                                  1,219                        8,716
Imagistics International, Inc. *                                                               100                        2,000
Miller Herman, Inc.                                                                            414                        7,618
Office Depot, Inc. *                                                                         1,924                       28,398
Office Max, Inc. *                                                                           1,587                        7,935
Staples, Inc. *                                                                              3,014                       55,156
The Standard Register Company                                                                  100                        1,800
United Stationers, Inc. *                                                                      273                        7,863
                                                                                                                      ---------
                                                                                                                        174,142

PAPER - 0.35%

Boise Cascade Corp.                                                                            406                       10,239
Bowater, Inc.                                                                                  287                       12,040
Buckeye Technologies, Inc. *                                                                   100                          615
Caseys General Stores, Inc.                                                                    200                        2,442
Chesapeake Corp.                                                                               100                        1,785
FiberMark, Inc. *                                                                              100                          758
Georgia-Pacific Corp.                                                                        1,696                       27,407
International Paper Company                                                                  2,939                      102,777
MeadWestvaco Corp.                                                                           1,104                       27,280
P.H. Glatfelter Company                                                                        100                        1,316
Plum Creek Timber Company, Inc.                                                                964                       22,750
Potlatch Corp.                                                                                 351                        8,382
Rock-Tenn Company, Class A                                                                     161                        2,170
Temple-Inland, Inc.                                                                            265                       11,875
US Timberlands Company *                                                                     1,008                        2,782
Wausau-Mosinee Paper Corp.                                                                     200                        2,244
                                                                                                                      ---------
                                                                                                                        236,862

PETROLEUM SERVICES - 3.91%

Atwood Oceanics, Inc. *                                                                        156                        4,696
Baker Hughes, Inc.                                                                           2,018                       64,959
BJ Services Company *                                                                          860                       27,787
Cal Dive International, Inc. *                                                                 187                        4,395
ChevronTexaco Corp.                                                                          6,465                     $429,793
ConocoPhillips                                                                               3,975                      192,350
Cooper Cameron Corp. *                                                                         229                       11,409
Dawson Geophysical Company *                                                                   176                        1,021
Diamond Offshore Drilling, Inc.                                                                684                       14,945
ENSCO International, Inc.                                                                      727                       21,410
Exxon Mobil Corp.                                                                           40,861                    1,427,683
GlobalSantaFe Corp.                                                                          1,487                       36,164
Halliburton Company                                                                          2,755                       51,546
Hanover Compressor Company * (a)                                                               358                        3,286
Input/Output, Inc. *                                                                           272                        1,156
Lone Star Technologies, Inc. *                                                                 496                        7,385
McDermott International, Inc. *                                                                369                        1,616
Nabors Industries, Ltd. *                                                                      928                       32,731
Newfield Exploration Company *                                                                 307                       11,067
Newpark Resources, Inc. *                                                                      391                        1,701
Noble Corp. *                                                                                  794                       27,909
Oceaneering International, Inc. *                                                              100                        2,474
Premcor, Inc. *                                                                                250                        5,558
Pride International, Inc. *                                                                    743                       11,071
Rowan Companies, Inc.                                                                          425                        9,647
Schlumberger, Ltd.                                                                           3,419                      143,906
SEACOR SMIT, Inc. *                                                                            142                        6,319
Smith International, Inc. *                                                                    576                       18,789
Superior Energy Services, Inc. *                                                               316                        2,591
Tesoro Petroleum Corp. *                                                                       620                        2,802
Tidewater, Inc.                                                                                366                       11,383
Transocean, Inc.                                                                             2,013                       46,702
Universal Compression Holdings, Inc. *                                                         113                        2,162
Varco International, Inc. *                                                                    392                        6,821
Veritas DGC, Inc. *                                                                            289                        2,283
                                                                                                                      ---------
                                                                                                                      2,647,517

PHARMACEUTICALS - 5.69%

aaiPharma, Inc. * (a)                                                                          130                        1,823
Abgenix, Inc. *,                                                                               433                        3,191
AdvancePCS *                                                                                   603                       13,393
Alexion Pharmaceuticals, Inc. *                                                                185                        2,612
Allergan, Inc.                                                                                 781                       45,001
AmerisourceBergen Corp.                                                                        607                       32,966
Amylin Pharmaceuticals, Inc. *                                                                 627                       10,120
Array BioPharma, Inc. *                                                                        466                        2,586
Barr Laboratories, Inc. * (a)                                                                  231                       15,036
Biocryst Pharmaceuticals, Inc. *                                                               100                           96
Bristol-Myers Squibb Company                                                                11,688                      270,577
Celgene Corp. * (a)                                                                            415                        8,910
Connetics Corp. *                                                                              152                        1,827
Cubist Pharmaceuticals, Inc. *                                                                 242                        1,992
Eli Lilly & Company                                                                          6,785                      430,847
First Horizon Pharmaceutical Corp. *                                                           252                        1,884
Forest Laboratories, Inc. *                                                                  1,107                      108,729
Gilead Sciences, Inc. *                                                                      1,253                       42,602
Glycogenesys, Inc. * (a)                                                                       100                           46
Guilford Pharmaceuticals, Inc. *                                                               100                          398
ICN Pharmaceuticals, Inc.                                                                      448                        4,888
Isis Pharmaceuticals, Inc. * (a)                                                               201                        1,325
King Pharmaceuticals, Inc. *                                                                 1,683                       28,931
Ligand Pharmaceuticals, Inc., Class B * (a)                                                    200                        1,074
Medicis Pharmaceutical Corp., Class A *                                                        197                        9,785
Merck & Company, Inc.                                                                       13,595                      769,613
Nabi Biopharmaceuticals *                                                                      221                        1,370
Noven Pharmaceuticals, Inc. *                                                                  100                          923
NPS Pharmaceuticals, Inc. * (a)                                                                242                        6,091
OSI Pharmaceuticals, Inc. *                                                                    150                        2,460

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                                            SHARES                      VALUE
                                                                                            ------                      -----
PHARMACEUTICALS -CONTINUED

Pfizer, Inc.                                                                                37,405                   $1,143,471
Pharmaceutical Product Development, Inc. *                                                     410                       12,001
Pharmacia Corp.                                                                              7,779                      325,162
Regeneron Pharmaceuticals, Inc. * (a)                                                          161                        2,980
Salix Pharmaceuticals, Ltd. *                                                                  417                        2,915
Schering-Plough Corp.                                                                        9,032                      200,510
SICOR, Inc. *                                                                                  864                       13,694
Triangle Pharmaceuticals, Inc. *                                                               190                        1,129
United Therapeutics Corp. * (a)                                                                100                        1,670
Vertex Pharmaceuticals, Inc. *                                                                 440                        6,974
ViroPharma, Inc. * (a)                                                                         100                          146
Watson Pharmaceuticals, Inc. *                                                                 769                       21,740
Women First Healthcare, Inc. * (a)                                                             119                          543
Wyeth                                                                                        7,992                      298,901
                                                                                                                     ----------
                                                                                                                      3,852,932

PHOTOGRAPHY - 0.09%

Eastman Kodak Company                                                                        1,724                       60,409
                                                                                                                     ----------

PLASTICS - 0.00%

Spartech Corp.                                                                                 100                        2,063
                                                                                                                     ----------

POLLUTION CONTROL - 0.03%

Republic Services, Inc., Class A *                                                             807                       16,931
Stericycle, Inc. *                                                                             200                        6,476
                                                                                                                     ----------
                                                                                                                         23,407

PUBLISHING - 0.58%

American Greetings Corp., Class A * (a)                                                        529                        8,358
Consolidated Graphics,  Inc. *                                                                 272                        6,052
Gannett Company, Inc.                                                                        1,595                      114,521
Hollinger International, Inc., Class A                                                         568                        5,771
John H. Harland Company                                                                        100                        2,213
John Wiley & Son, Class A                                                                      461                       11,069
Mail-Well Holdings, Inc. *                                                                     258                          645
Mcclatchy Company, Class A                                                                     238                       13,502
McGraw-Hill Companies, Inc.                                                                  1,127                       68,116
Media General, Inc., Class A                                                                   100                        5,995
Meredith Corp.                                                                                 272                       11,182
Playboy Enterprises, Inc., Class B * (a)                                                       100                        1,013
PRIMEDIA, Inc. * (a)                                                                         1,120                        2,307
Pulitzer, Inc.                                                                                  98                        4,405
Readers Digest Association, Inc., Class A                                                      516                        7,791
Scholastic Corp. *                                                                             182                        6,543
The New York Times Company, Class A                                                            853                       39,008
Tribune Company                                                                              1,884                       85,647
Value Line, Inc.                                                                                21                          912
                                                                                                                     ----------
                                                                                                                        395,050

RAILROADS & EQUIPMENT - 0.40%

Burlington Northern Santa Fe Corp.                                                           2,324                       60,447
CSX Corp.                                                                                    1,226                       34,708
Florida East Coast Indiana, Inc. (a)                                                           247                        5,730
GATX Corp.                                                                                     270                        6,161
J.B. Hunt Transport Services, Inc. *                                                           365                      $10,695
Kansas City Southern *                                                                         660                        7,920
Norfolk Southern Corp.                                                                       2,453                       49,036
PAM Transportation Services, Inc. *                                                            100                        2,521
Union Pacific Corp.                                                                          1,483                       88,787
Wabtec Corp.                                                                                   200                        2,808
                                                                                                                     ----------
                                                                                                                        268,813

REAL ESTATE - 1.38%

Aaron Rents, Inc., Class A                                                                     151                        3,428
Acadia Realty Trust, REIT                                                                      347                        2,575
Alexander's, Inc., REIT *                                                                       21                        1,356
Alexandria Real Estate Equities, Inc., REIT                                                    168                       $7,157
AMB Property Corp., REIT                                                                       517                       14,145
American Land Lease, Inc., REIT                                                                641                        9,032
Anthracite Capital, Inc., REIT (a)                                                             567                        6,180
Apartment Investment & Management Company, REIT,  Class A
                                                                                               465                       17,428
Archstone-Smith Trust, REIT                                                                  1,109                       26,106
Arden Realty, Inc., REIT                                                                       328                        7,265
Associated Estates Realty Corp., REIT                                                        1,058                        7,141
Atlantic Realty Trust, REIT                                                                    316                        3,081
Avalon Bay Communities, Inc., REIT                                                             351                       13,738
Avatar Holdings, Inc. *                                                                        100                        2,300
Banyan Strategic Realty Trust, REIT                                                            300                           84
Boston Properties, Inc., REIT                                                                  470                       17,324
Boykin Lodging Company, REIT                                                                   100                          933
Brandywine Realty Trust, REIT                                                                  341                        7,437
BRE Properties, Inc., Class A, REIT                                                            111                        3,463
BRT Realty Trust, REIT (a)                                                                     404                        5,353
Burnham Pacific Properties, Inc., REIT                                                         289                          220
California Coastal Communities, Inc. *                                                         200                        1,106
Camden Property Trust, REIT                                                                    287                        9,471
Capital Automotive, REIT                                                                       100                        2,370
Capstead Mortage Corp., REIT                                                                    75                        1,849
CarrAmerica Realty Corp., REIT                                                                 352                        8,818
Catellus Development Corp. *                                                                   408                        8,099
CBL & Associates Properties, Inc., REIT                                                         51                        2,043
Center Trust, Inc., REIT                                                                       200                        1,560
CenterPoint Properties Corp., REIT                                                              97                        5,544
Chateau Communities, Inc., REIT                                                                100                        2,300
Chelsea Property Group, Inc., REIT                                                             270                        8,994
Colonial Properties Trust SBI                                                                  181                        6,143
Commercial Net Lease Realty, REIT                                                               91                        1,395
Cornerstone Realty Income Trust, Inc., REIT                                                    200                        1,592
Corporate Office Properties Trust, REIT                                                        200                        2,806
Corrections Corp. of America *                                                                 423                        7,254
Cousins Properties, Inc., REIT                                                                 411                       10,152
Crescent Real Estate Equities Company, REIT                                                    638                       10,616
Crown American Realty Trust, REIT                                                              400                        3,680
Developers Diversified Realty, REIT                                                            210                        4,618
Duke-Weeks Realty Investments, Inc., REIT                                                      853                       21,709
EastGroup Properties, Inc., REIT                                                               100                        2,550
Entertainment Properties Trust, REIT                                                           100                        2,352
Equity Inns, Inc., REIT                                                                        300                        1,806
Equity Office Properties Trust, REIT                                                         2,497                       62,375
Equity Residential Properties Trust, REIT                                                    1,533                       37,681
Essex Property Trust, REIT                                                                      76                        3,865
FBR Asset Investment Corp., 144A                                                               174                        5,899
Federal Realty Investment Trust, REIT                                                          163                        4,584
Felcor Lodging Trust, Inc., REIT                                                               444                        5,079
First Industrial Realty Trust, Inc., REIT                                                      100                        2,800
First Union Real Estate Equity & Mortgage Investments                                          600                        1,068
Gables Residential Trust, REIT                                                                 232                        5,784
General Growth Properties, Inc., REIT                                                          267                       13,884
Getty Realty Corp., REIT                                                                       100                        1,895
Glenborough Realty Trust, Inc., REIT                                                           348                        6,201
Glimcher Realty Trust                                                                          339                        6,017
Golf Trust America, Inc. *                                                                   1,197                        1,616
Health Care Property Investors, Inc., REIT                                                     246                        9,422
Health Care REIT, Inc.                                                                          30                          811
Healthcare Realty Trust                                                                        210                        6,142
Heritage Property Investment Trust, Inc., REIT                                                 124                        3,096
Highwoods Properties, Inc.                                                                     273                        6,033
Home Properties of New York, Inc., REIT                                                        186                        6,408

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                                            SHARES                       VALUE
                                                                                            ------                       -----
REAL ESTATE - CONTINUED

Hospitality Properties Trust, SBI                                                              282                       $9,926
Host Marriott Corp., REIT *                                                                  1,413                       12,505
HRPT Properties Trust, REIT                                                                    400                        3,296
Innkeepers USA Trust, REIT                                                                     200                        1,532
Insignia Financial Group, Inc. *                                                               100                         $725
IRT Property Company                                                                           200                        2,374
JDN Realty Corp.                                                                               200                        2,190
Kilroy Realty Corp., REIT                                                                      100                        2,305
Kimco Realty Corp., REIT                                                                       519                       15,902
Koger Equity, Inc.                                                                             100                        1,560
Kramont Realty Trust, REIT                                                                     400                        5,860
LaSalle Hotel Properties, REIT                                                                 100                        1,400
Lexington Corporate Property Trust, REIT                                                       200                        3,180
Liberty Property Trust, REIT (a)                                                               392                       12,520
LNR Property Corp.                                                                             100                        3,540
LTC Properties, Inc., REIT                                                                     200                        1,344
Mack-California Realty Corp., REIT                                                             283                        8,575
Manufactured Home Communities, Inc.                                                            206                        6,104
MeriStar Hospitality Corp., REIT                                                               614                        4,052
MFA Mortgage Investments, Inc., REIT                                                           200                        1,680
Mid-Atlantic Realty Trust, SBI                                                                 200                        3,480
National Health Investments, Inc., REIT                                                        100                        1,608
Nationwide Health Properties, Inc., REIT                                                       200                        2,986
New Plan Excel Realty Trust, Inc.                                                              564                       10,767
Newcastle Investment Corp.                                                                     416                        6,644
Newhall Land & Farming Company, ADR                                                            100                        2,875
Pan Pacific Retail Properties, Inc., REIT                                                      124                        4,530
Parkway Properties, Inc.                                                                       175                        6,139
Post Properties, Inc., REIT                                                                    100                        2,390
Prentiss Properties Trust, REIT                                                                100                        2,828
Price Legacy Corp., REIT *                                                                     253                          708
Prime Group Realty Trust, REIT *                                                               100                          461
Prologis Trust, REIT                                                                         1,065                       26,785
PS Business Parks, Inc., REIT                                                                  154                        4,897
Public Storage, Inc., REIT                                                                     638                       20,614
Pulte Homes, Inc.                                                                              394                       18,861
Ramco Gershenson Properties Trust, REIT                                                        200                        3,950
Realty Income Corp., REIT                                                                      127                        4,445
Reckson Associates Realty Corp., REIT                                                          396                        8,336
Redwood Trust, Inc., REIT                                                                      100                        2,770
Regency Centers Corp., REIT                                                                    311                       10,076
Rouse Company, REIT                                                                            449                       14,233
Saul Centers, Inc.                                                                             100                        2,380
Senior Housing Properties Trust, SBI                                                           200                        2,122
Shurgard Storage Centers, Inc., Class A                                                        174                        5,453
Simon Property Group, Inc., REIT                                                             1,074                       36,591
Sizeler Property Investors, Inc., REIT                                                       1,055                        9,801
SL Green Realty Corp., REIT                                                                    100                        3,160
Sovran Self Storage, Inc.                                                                      100                        2,836
Stratus Properties, Inc. *                                                                     100                          920
Summit Properties, Inc.                                                                        337                        5,999
Sun Communities, Inc., REIT                                                                    100                        3,657
Tanger Factory Outlet Centers, Inc., REIT                                                      100                        3,100
Taubman Centers, Inc., REIT                                                                    582                        9,446
The Macerich Company, REIT                                                                     269                        8,272
The Mills Corp., REIT                                                                          100                        2,934
The St. Joe Company                                                                            452                       13,560
Trammell Crow Company *                                                                        184                        1,656
Transcontinental Realty Investors, Inc., REIT *                                                100                        1,764
Trizec Properties, Inc., REIT                                                                1,020                        9,578
United Dominion Realty Trust, Inc., REIT                                                       679                       11,108
United States Restaurant Properties, Inc.                                                      436                        6,139
Urstadt Biddle Properties, Inc.                                                                564                        6,249
Ventas, Inc., REIT                                                                             300                        3,435
Vornado Operating Company *                                                                    149                          $73
Vornado Realty Trust, REIT                                                                     674                       25,073
W. P. Carey & Company LLC                                                                      250                        6,187
Washington REIT,  REIT                                                                         100                        2,550
Weingarten Realty Investors, REIT                                                              276                       10,173
Wellsford Real Properties, Inc. *                                                              408                        6,430
Winston Hotels, Inc., REIT                                                                     200                        1,560
                                                                                                                        -------
                                                                                                                        938,392

RETAIL GROCERY - 0.57%

7 Eleven, Inc. *                                                                               439                        3,292
Albertsons, Inc.                                                                             2,341                       52,111
Arden Group, Inc. * *                                                                          104                        6,294
Fresh Brands, Inc.                                                                             113                        1,865
Ingles Markets, Inc.                                                                           102                        1,200
Nash-Finch Company                                                                             100                          773
Pathmark Stores, Inc. *                                                                        213                        1,080
Ruddick Corp.                                                                                  519                        7,105
Safeway, Inc. *                                                                              2,575                       60,152
Smart & Final, Inc. *                                                                          100                          520
SUPERVALU, Inc.                                                                                742                       12,250
Sysco Corp.                                                                                  3,967                      118,177
The Great Atlantic & Pacific Tea Company, Inc. * (a)                                           369                        2,974
The Kroger Company *                                                                         4,785                       73,928
United Natural Foods, Inc. *                                                                   100                        2,535
Weis Markets, Inc.                                                                             100                        3,105
Whole Foods Market, Inc. *                                                                     353                       18,614
Wild Oats Markets, Inc. *                                                                      100                        1,032
Willamette Valley Vineyard, Inc. *                                                             498                          747
Winn-Dixie Stores, Inc. (a)                                                                  1,085                       16,579
                                                                                                                        -------
                                                                                                                        384,333

RETAIL TRADE - 5.22%

99 Cents Only Stores *                                                                         470                       12,624
Abercrombie & Fitch Company, Class A *                                                         534                       10,926
Aeropostale, Inc. *                                                                            500                        5,285
American Eagle Outfitters, Inc. *                                                              336                        4,630
AnnTaylor Stores Corp. *                                                                       403                        8,229
Barnes & Noble, Inc. *                                                                         495                        8,945
Barnesandnoble.com, Inc., Class A * (a)                                                        249                          286
Bebe Stores, Inc. * (a)                                                                        100                        1,340
Bed Bath & Beyond, Inc. *                                                                    1,825                       63,017
Best Buy Company, Inc. *                                                                     1,896                       45,788
Big Lots, Inc. *                                                                               967                       12,793
BJ's Wholesale Club, Inc. *                                                                    351                        6,423
Borders Group, Inc. *                                                                          531                        8,549
Buckle, Inc. *                                                                                 100                        1,800
Burlington Coat Factory Warehouse Corp.                                                        185                        3,321
CarMax, Inc. *                                                                                 701                       12,534
Cato Corp., Class A                                                                            100                        2,159
CDW Computer Centers, Inc. *                                                                   530                       23,240
Charlotte Russe Holding, Inc. *                                                                100                        1,061
Charming Shoppes, Inc. *                                                                       388                        1,622
Chico's FAS, Inc. * (a)                                                                        450                        8,509
Childrens Place Retail Stores, Inc. *                                                          100                        1,064
Christopher & Banks Corp. *                                                                     96                        1,992
Circuit City Stores-Circuit City Group                                                       1,147                        8,511
Claire's Stores, Inc.                                                                          429                        9,468
Cost Plus, Inc. *                                                                              100                        2,867
Costco Wholesale Corp. *                                                                     2,857                       80,167
CVS Corp.                                                                                    2,272                       56,732
Daisytek International Corp. *                                                                 100                          793
Dillard's, Inc., Class A                                                                       443                        7,026
Dollar General Corp.                                                                         2,000                       23,900

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                                            SHARES                      VALUE
                                                                                            ------                      -----
RETAIL TRADE - CONTINUED

Dollar Tree Stores, Inc. *                                                                     740                      $18,182
Electronics Boutique Holdings Corp. *                                                          100                        1,581
Family Dollar Stores, Inc.                                                                   1,076                       33,582
Federated Department Stores, Inc. *                                                          1,308                       37,618
Foot Locker, Inc.                                                                              960                       10,080
Footstar, Inc. * (a)                                                                           100                          696
Fossil, Inc. * (a)                                                                             208                        4,231
Fred's, Inc., Class A                                                                          187                        4,806
GameStop Corp. *                                                                               362                        3,548
Genesco, Inc. *                                                                                100                        1,863
Group 1 Automotive, Inc. *                                                                     100                        2,388
Guitar Center, Inc. * (a)                                                                      100                        1,656
Hanover Direct, Inc. *                                                                         700                          133
Haverty Furniture Companies, Inc.                                                              100                        1,390
Home Depot, Inc.                                                                            14,187                      339,921
Hot Topic, Inc. * (a)                                                                          250                        5,720
J. C. Penney, Inc.                                                                           1,652                       38,013
Jo Ann Stores, Inc. * (a)                                                                      245                        5,628
Kenneth Cole Productions, Inc., Class A *                                                      160                        3,248
Kmart Corp. * (a)                                                                            2,390                          478
Kohl's Corp. *                                                                               1,989                      111,285
Linens'n Things, Inc. *                                                                        403                        9,108
Longs Drug Stores Corp.                                                                        134                        2,779
Lowe's Companies, Inc.                                                                       4,764                      178,650
May Department Stores Company                                                                1,894                       43,524
Michael's Stores, Inc. *                                                                       470                       14,711
MSC Industrial Direct Company, Inc., Class A *                                                 165                        2,929
Nordstrom, Inc.                                                                                864                       16,390
Pacific Sunwear of California, Inc. *                                                          485                        8,571
Pantry, Inc. *                                                                                 100                          401
Payless ShoeSource, Inc. *                                                                     100                        5,147
PC Connection, Inc. *                                                                          418                        2,119
Pep Boys-Manny, Moe & Jack                                                                     200                        2,320
Petco Animal Supplies Inc. *                                                                   258                        6,047
PETsMART, Inc. *                                                                               718                       12,299
Pier 1 Imports, Inc.                                                                           735                       13,914
RadioShack Corp.                                                                               979                       18,346
Regis Corp.                                                                                    388                       10,084
Rent-A-Center, Inc. *                                                                          243                       12,138
Rite Aid Corp. * (a)                                                                         2,536                        6,213
Ross Stores, Inc.                                                                              486                       20,602
Saks, Inc. *                                                                                   834                        9,791
School Specialty, Inc. * (a)                                                                   100                        1,998
Sears, Roebuck & Company                                                                     1,832                       43,876
Shopko Stores, Inc. *                                                                          100                        1,245
Stein Mart, Inc. *                                                                             200                        1,220
Summit America Television, Inc. *                                                              100                          267
Systemax, Inc. *                                                                               201                          312
Talbots, Inc.                                                                                  473                       13,022
Target Corp.                                                                                 5,468                      164,040
The Dress Barn, Inc. *                                                                         200                        2,660
The Gap, Inc.                                                                                5,348                       83,001
The Limited, Inc.                                                                            3,184                       44,353
The Mens Wearhouse, Inc. *                                                                     161                        2,761
The Neiman Marcus Group, Inc., Class A *                                                       405                       12,308
The TJX Companies, Inc.                                                                      3,280                       64,026
The Wet Seal, Inc., Class A *                                                                  225                        2,421
The Yankee Candle, Inc. *                                                                      531                        8,496
Tiffany & Company                                                                              828                       19,797
Too, Inc. *                                                                                    343                        8,067
Toys R Us, Inc. *                                                                            1,554                       15,540
Tractor Supply Company *                                                                       151                        5,678
Transport World Entertainment Corp. * (a)                                                      200                          726
Tuesday Morning Corp. *                                                                        160                        2,736
Tweeter Home Entertainment Group, Inc. *                                                       100                         $586
Urban Outfitters, Inc. *                                                                       100                        2,357
Value City Department Stores, Inc. *                                                           100                          183
Valuevision International, Inc., Class A *                                                     347                        5,198
Wal-Mart Stores, Inc.                                                                       26,886                    1,358,012
Walgreen Company                                                                             6,254                      182,554
Whitehall Jewellers, Inc. *                                                                     74                          703
Williams-Sonoma, Inc. *                                                                        686                       18,625
Wilsons Leather Experts, Inc. *                                                                 98                          490
Zale Corp. *                                                                                   260                        8,294
                                                                                                                      ---------
                                                                                                                      3,533,283

SANITARY SERVICES - 0.21%

Allied Waste Industries, Inc. *                                                              1,249                       12,490
Ecolab, Inc.                                                                                   719                       35,591
IMCO Recycling, Inc. *                                                                         100                          813
Ionics, Inc. * (a)                                                                             100                        2,280
Waste Connections, Inc. * (a)                                                                  100                        3,861
Waste Management, Inc.                                                                       3,720                       85,262
                                                                                                                      ---------
                                                                                                                        140,297

SEMICONDUCTORS - 1.51%

Actel Corp. *,                                                                                 100                        1,622
Advanced Energy Industries, Inc. * (a)                                                         135                        1,717
Advanced Micro Devices, Inc. * (a)                                                           2,077                       13,417
Agere Systems, Inc., Class A *                                                              11,852                       17,067
Alliance Semiconductor Corp. *                                                                 161                          633
Altera Corp. *                                                                               2,296                       28,310
American Superconductor Corp. * (a)                                                            100                          301
Amkor Technology, Inc. *                                                                       932                        4,436
Analog Devices, Inc. *                                                                       2,282                       54,471
Applied Materials, Inc. *                                                                    9,979                      130,026
Applied Micro Circuits Corp. *                                                               1,707                        6,299
Asyst Technologies, Inc. *                                                                     100                          735
Atmel Corp. *                                                                                2,504                        5,584
ATMI, Inc. * (a)                                                                               414                        7,667
Axcelis Technologies, Inc. *                                                                   864                        4,846
AXT, Inc. *,                                                                                   100                          180
Broadcom Corp., Class A * (a)                                                                1,595                       24,021
Caliper Technologies Corp. * (a)                                                               100                          300
ChipPac, Inc., Class A *                                                                       511                        1,814
Cirrus Logic, Inc. *                                                                           385                        1,109
Conexant Systems, Inc. *                                                                     1,530                        2,463
Credence Systems Corp. *                                                                       541                        5,048
Cree, Inc. * (a)                                                                               375                        6,131
Cymer, Inc. * (a)                                                                              214                        6,902
Cypress Semiconductor Corp. *                                                                  781                        4,467
Electroglas, Inc. * (a)                                                                        100                          154
Emcore Corp. *                                                                                 133                          291
Emulex Corp. *                                                                                 515                        9,553
ESS Technology, Inc. *                                                                         184                        1,157
Exar Corp. *                                                                                   200                        2,480
Fairchild Semiconductor Corp., Class A *                                                     1,060                       11,353
Genus, Inc. * (a)                                                                              150                          344
GlobespanVirata, Inc. *                                                                      1,117                        4,926
Integrated Circuit Systems, Inc. *                                                             326                        5,950
Integrated Device Technology, Inc. *                                                           695                        5,817
Integrated Silicon Solution, Inc. *                                                            100                          436
Intergrated Electrical Services, Inc. *                                                        200                          770
International Rectifier Corp. *                                                                596                       11,002
Intersil Corp., Class A *                                                                      728                       10,148
JNI Corp. *                                                                                    100                          277
KLA-Tencor Corp. *                                                                           1,059                       37,457
Kopin Corp. *                                                                                  255                        1,000
Kulicke & Soffa Industries, Inc. * (a)                                                         200                        1,144

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                                            SHARES                      VALUE
                                                                                            ------                      -----
SEMICONDUCTORS - CONTINUED

Lam Research Corp. *                                                                           845                       $9,126
Lattice Semiconductor Corp. *                                                                  671                        5,885
Linear Technology Corp.                                                                      1,801                       46,322
LSI Logic Corp. *                                                                            2,296                       13,248
LTX Corp. *                                                                                    199                        1,200
Mattson Technology, Inc. * (a)                                                                 100                          286
Maxim Integrated Products, Inc.                                                              2,019                       66,708
MEMC Electronic Materials, Inc. *                                                            1,141                        8,637
Micrel, Inc. *                                                                                 575                        5,164
Microchip Technology, Inc.                                                                   1,222                       29,878
Micron Technology, Inc. *                                                                    3,471                       33,808
Microsemi Corp. *                                                                              184                        1,121
MIPS Technologies, Inc., Class A *                                                             170                          515
MKS Instruments, Inc. *                                                                        163                        2,678
Monolithic System Technology, Inc. *                                                           344                        4,156
Multilink Technology Corp. * (a)                                                                40                          108
Mykrolis Corp. *                                                                               144                        1,051
National Semiconductor Corp. *                                                               1,347                       20,218
Novellus Systems, Inc. *                                                                       904                       25,384
NVIDIA Corp. * (a)                                                                           1,259                       14,491
Oak Technology, Inc. *                                                                         200                          530
Omnivision Technologies, Inc. *                                                                364                        4,939
ON Semiconductor Corp. *                                                                     1,978                        2,710
ParthusCeva, Inc. *                                                                             33                          195
Pericom Semiconductor Corp. *                                                                  417                        3,465
Phoenix Technology, Ltd. *                                                                     100                          577
Photronics, Inc. *                                                                             100                        1,370
Pioneer Standard Electronics, Inc. (a)                                                         161                        1,478
PLX Technology, Inc. *                                                                         100                          391
Power Integrations, Inc. *                                                                     100                        1,700
QLogic Corp. *                                                                                 502                       17,324
Quicklogic Corp. *                                                                             100                          106
Rambus, Inc. * (a)                                                                             400                        2,684
Rudolph Technologies, Inc. * (a)                                                               147                        2,817
Semtech Corp. *                                                                                494                        5,394
Silicon Image, Inc. * (a)                                                                      272                        1,632
Silicon Laboratories, Inc. * (a)                                                               210                        4,007
Siliconix, Inc. *                                                                              135                        3,159
Sipex Corp. *                                                                                  100                          370
Skyworks Solutions, Inc. * (a)                                                                 734                        6,327
Teradyne, Inc. *                                                                             1,474                       19,177
Texas Instruments, Inc.                                                                     10,329                      155,038
Therma-Wave, Inc. *                                                                            100                          105
Three-Five Systems, Inc. * (a)                                                                 301                        1,941
TranSwitch Corp. *                                                                             510                          351
Triquint Semiconductor, Inc. *                                                                 644                        2,731
Ultratech Stepper, Inc. *                                                                      100                          984
Varian Semiconductor Equipment, Inc. *                                                         385                        9,148
Veeco Instruments, Inc. *                                                                      100                        1,156
Vitesse Semiconductor Corp. *                                                                1,320                        2,884
White Electronic Designs Corp. *                                                               171                        1,308
Xicor, Inc. *                                                                                  100                          373
Xilinx, Inc. *                                                                               1,977                       40,726
Zoran Corp. *                                                                                   96                        1,351
                                                                                                                      ---------
                                                                                                                      1,022,257

SHIPBUILDING - 0.01%

Maritrans, Inc.                                                                                200                        2,700
Todd Shipyards Corp. *                                                                         100                        1,305
                                                                                                                      ---------
                                                                                                                          4,005

SOFTWARE - 4.04%

@Road, Inc. * (a)                                                                              924                        3,816
Acclaim Entertainment, Inc. * (a)                                                            1,609                        1,062
Activision, Inc. *                                                                             345                        5,034
Actuate Corp. *                                                                                200                         $354
Adobe Systems, Inc.                                                                          1,618                       40,128
Advent Software, Inc. * (a)                                                                    131                        1,786
Allscripts Heathcare Solution, Inc. * (a)                                                      100                          239
America Online Latin America, Inc., Class A * (a)                                              733                          271
ANSYS, Inc. *                                                                                  100                        2,020
Applied Digital Solutions, Inc. *                                                              200                           82
Artisoft, Inc. *                                                                               100                           41
Ascential Software Corp. *                                                                   1,538                        3,691
Aspen Technology, Inc. * (a)                                                                   100                          283
Autodesk, Inc.                                                                                 816                       11,669
Avid Technology, Inc. *                                                                        100                        2,295
Avocent Corp. *                                                                                209                        4,644
Aware, Inc. *                                                                                  100                          218
BARRA, Inc. *                                                                                  136                        4,125
BEA Systems, Inc. *                                                                          2,814                       32,277
Bindview Development Corp. *                                                                   200                          288
BMC Software, Inc. *                                                                         1,503                       25,716
Borland Software Corp. *                                                                       366                        4,502
Brio Technology, Inc. * (a)                                                                    100                          155
Bsquare Corp. *                                                                                100                          126
Caminus Corp. *                                                                                100                          234
Captaris, Inc. *                                                                               100                          240
Carreker Corp. *                                                                               100                          453
CCC Information Services Group, Inc. *                                                         100                        1,775
Checkfree Corp. * (a)                                                                          491                        7,856
CIBER, Inc. *                                                                                1,209                        6,226
Citrix Systems, Inc. *                                                                       1,122                       13,823
Computer Associates International, Inc.                                                      3,643                       49,180
Compuware Corp. *                                                                            2,025                        9,720
Concord Communications, Inc. *                                                                 345                        3,102
Covansys Corp. *                                                                               100                          376
Datatec Systems, Inc. *                                                                        100                          144
Dendrite International, Inc. *                                                                 100                          747
Digital Generation Systems, Inc. *                                                             410                          439
Documentum, Inc. *                                                                             200                        3,132
Electronic Arts, Inc. *                                                                        884                       43,997
Embarcadero Tech, Inc. *                                                                       327                        1,952
Entegris, Inc. *                                                                               715                        7,364
Epicor Software Corp. *                                                                        200                          250
Epresence, Inc. *                                                                              154                          299
Exult, Inc. * (a)                                                                              481                        1,530
Fair Issac & Company, Inc.                                                                     260                       11,102
FairMarket, Inc. *                                                                             100                          164
HPL Technologies, Inc. * (a)                                                                   443                            9
Hyperion Solutions Corp. *                                                                     146                        3,748
Igate Capital Corp. *                                                                          239                          626
Imation Corp. *                                                                                317                       11,120
Industries International, Inc. *                                                               191                          313
Infogrames, Inc. *                                                                             357                          632
Informatica Corp. *                                                                            372                        2,143
InfoUSA, Inc. *                                                                                317                        1,575
Intertrust Technologies Corp. *                                                                434                        1,836
Intuit, Inc. *                                                                               1,353                       63,483
J.D. Edwards & Company *                                                                       558                        6,294
JDA Software Group, Inc. *                                                                     100                          966
Kana Software, Inc. * (a)                                                                       51                          100
Keane, Inc. *                                                                                  337                        3,030
Lightspan, Inc. *                                                                              272                          286
Macrovision Corp. *                                                                            290                        4,652
Magma Design Automation, Inc. * (a)                                                            349                        3,343
Manhattan Associates, Inc. *                                                                   360                        8,518
Manugistics Group, Inc. *                                                                      291                          698
Matrixone, Inc. *                                                                              197                          847

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                                            SHARES                      VALUE
                                                                                            ------                      -----
SOFTWARE - CONTINUED

McDATA Corp., Class A *                                                                        743                       $5,275
MCSI, Inc. * (a)                                                                                27                          128
Mercator Software, Inc. * (a)                                                                  100                           97
Mercury Interactive Corp. *                                                                    472                       13,995
Metasolv, Inc. *                                                                               100                          137
Micromuse, Inc. *                                                                              317                        1,211
Microsoft Corp. *                                                                           32,698                    1,690,487
MicroStrategy, Inc. * (a)                                                                       10                          151
Midway Games, Inc. * (a)                                                                       100                          417
MRO Software, Inc. *                                                                           100                        1,215
MSC Software Corp. *                                                                           100                          772
Netegrity, Inc. *                                                                              150                          488
NetIQ Corp. *                                                                                  435                        5,372
Netscout Systems, Inc. *                                                                       100                          435
NIC, Inc. *                                                                                    292                          420
NMS Communications Corp. * (a)                                                                 280                          538
Novell, Inc. *                                                                               3,861                       12,896
Numerical Technologies, Inc. *                                                                 210                          727
NYFIX, Inc. * (a)                                                                              100                          450
Onyx Software Corp. *                                                                          173                          268
Oracle Corp. *                                                                              32,710                      353,268
Parametric Technology Corp. *                                                                1,700                        4,284
PDF Solutions, Inc. *                                                                          426                        2,952
PeopleSoft, Inc. *                                                                           2,034                       37,222
Peregrine Systems, Inc. *                                                                    1,130                           92
Pfsweb, Inc. *                                                                                 181                           76
Pixar, Inc. * (a)                                                                              362                       19,182
Pomeroy Computer Resources, Inc. *                                                             100                        1,170
Progress Software Corp. *                                                                      436                        5,646
Puma Technology, Inc. * (a)                                                                    184                          131
Rational Software Corp. *                                                                    1,172                       12,177
Red Hat, Inc. * (a)                                                                          1,585                        9,367
Roxio, Inc. *                                                                                   61                          291
Saba Software, Inc. * (a)                                                                      397                          421
Sanchez Computer Associates, Inc. *                                                            100                          288
Scansoft, Inc. * (a)                                                                         1,214                        6,313
Secure Computing Corp. * (a)                                                                   100                          641
Seebeyond Technology Corp. *                                                                   312                          758
Selectica, Inc. *                                                                              166                          448
Serena Software, Inc. *                                                                        168                        2,653
Siebel Systems, Inc. *                                                                       2,636                       19,717
SkillSoft PLC *                                                                                374                        1,029
Speechworks International, Inc. *                                                              266                          739
SPSS, Inc. *                                                                                    13                          182
Storagenetworks, Inc. *                                                                        124                          144
Synavant, Inc. *                                                                                84                           78
Synopsys, Inc. *                                                                               466                       21,506
Take-Two Interactive Software, Inc. *                                                          366                        8,597
TR Systems, Inc. *                                                                             100                           55
Transaction Systems Architects, Inc., Class A *                                                100                          650
Tyler Technologies, Inc. *                                                                     200                          834
Ulticom, Inc. *                                                                                326                        2,442
Verint Systems,  Inc. *                                                                        356                        7,184
VERITAS Software Corp. *                                                                     2,651                       41,409
Viewpoint Corp. * (a)                                                                          184                          344
Virage, Inc. *                                                                                 119                           83
WebMD Corp. * (a)                                                                            1,690                       14,449
Wire One Technologies, Inc. * (a)                                                              166                          463
Worldport Communications, Inc. *                                                               212                          102
Xanser Corp. *                                                                                 200                          316
                                                                                                                      ---------
                                                                                                                      2,736,328

STEEL - 0.10%

Alaska Steel Holding Corp. *                                                                   814                        6,512
Allegheny Technologies, Inc.                                                                   504                       $3,140
Bethleham Steel Corp. *                                                                        612                           67
Carpenter Technology Corp.                                                                     100                        1,245
Gibraltor Steel Corp.                                                                          100                        1,904
Intermet Corp.                                                                                 100                          420
NS Group, Inc. *                                                                               100                          652
Nucor Corp.                                                                                    481                       19,865
Reliance Steel & Aluminum Company                                                              382                        7,961
Ryerson Tull, Inc.                                                                             100                          610
Steel Dynamics, Inc. *                                                                         193                        2,322
Texas Industries, Inc.                                                                         100                        2,430
United States Steel Corp.                                                                      566                        7,426
WHX Corp. * (a)                                                                                 33                           81
Worthington Industries, Inc.                                                                   679                       10,348
                                                                                                                      ---------
                                                                                                                         64,983

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.91%

ADC Telecommunications, Inc. *                                                               4,286                        8,958
ADTRAN, Inc. *                                                                                 364                       11,976
Advanced Fibre Communications, Inc. *                                                          514                        8,574
Airnet Commerce Corp. *                                                                        166                           86
Alaska Communications Systems, Inc. *                                                          169                          311
Allegiance Telecom, Inc. * (a)                                                                 469                          314
American Tower Corp., Class A * (a)                                                          1,094                        3,862
Andrew Corp. *                                                                                 493                        5,068
Arris Group, Inc. *                                                                            637                        2,274
Aspect Communications, Inc. *                                                                  192                          545
AT&T Latin America Corp. *                                                                     241                           51
Avaya, Inc. * (a)                                                                            2,615                        6,407
Brightpoint, Inc. *                                                                             40                          316
Carrier Access Corp. *                                                                         100                           40
CellStar Corp. *                                                                                40                          228
Choice One Communications, Inc. *                                                              161                           26
CIENA Corp. *                                                                                3,286                       16,890
Citizens Communications Company *                                                            1,825                       19,254
Commonwealth Telephone Enterprises, Inc., (CTE) *
                                                                                               100                        3,584
Commscope, Inc. *                                                                              387                        3,057
Comverse Technology, Inc. *                                                                  1,438                       14,409
Copper Mountain Networks, Inc. * (a)                                                            21                           89
Corning, Inc. * (a)                                                                          7,591                       25,126
Corvis Corp. *                                                                               1,625                        1,154
Cosine Communications, Inc. *                                                                   94                          568
Crown Castle International Corp. *                                                           1,579                        5,921
CT Communications, Inc.                                                                        100                        1,130
Digital Lightwave, Inc. *                                                                      130                          160
Ditech Communications Corp. * (a)                                                              100                          218
Finisar Corp. * (a)                                                                            971                          922
General Communication, Inc. *                                                                  272                        1,825
Harmonic, Inc. *                                                                               248                          570
Harris Corp.                                                                                   482                       12,677
Ibasis, Inc. *                                                                                 178                           59
IDT Corp. *                                                                                    100                        1,729
Inet Technologies, Inc. *                                                                      227                        1,385
Infonet Services Corp., Class B *                                                            1,616                        3,200
Inrange Technologies Corp. Class B * (a)                                                       351                          825
InterDigital Communication Corp. * (a)                                                         454                        6,610
Intrado, Inc. *                                                                                335                        3,283
JDS Uniphase Corp. *                                                                         8,406                       20,763
Latitude Communications, Inc. *                                                                100                          153
Level 3 Communications, Inc. * (a)                                                           2,792                       13,681
Loral Space & Communications, Ltd. * (a)                                                     2,419                        1,040
Lucent Technologies, Inc. * (a)                                                             20,196                       25,447
Mastec, Inc. *                                                                                 150                          442

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                                            SHARES                      VALUE
                                                                                            ------                      -----
TELECOMMUNICATIONS EQUIPMENT & SERVICES - CONTINUED

MCK Communications, Inc. * (a)                                                                 100                         $109
Motorola, Inc.                                                                              14,182                      122,674
MRV Communications, Inc. *                                                                     660                          706
Net2Phone, Inc. * (a)                                                                          100                          405
Network Equipment Technologies, Inc. *                                                         194                         $760
New Focus, Inc. *                                                                              338                        1,298
Newport Corp. *                                                                                154                        1,934
Next Level Communications, Inc., Class A *                                                     361                          292
Pac-West Telecomm, Inc. *                                                                      182                           91
PanAmSat Corp. *                                                                               819                       11,990
Paradyne Networks Corp. *                                                                      100                          128
Plantronics, Inc. * (a)                                                                        293                        4,433
Powerwave Technologies, Inc. *                                                                 300                        1,620
Price Communications Corp. *                                                                   644                        8,906
Proxim Corp., Class A *                                                                      1,125                          979
PTEK Holdings, Inc. *                                                                          200                          880
QUALCOMM, Inc. *                                                                             4,726                      171,979
RCN Corp. * (a)                                                                                401                          213
REMEC, Inc. *                                                                                  150                          582
Savvis Communications Corp. *                                                                  300                          120
SBA Communications Corp. * (a)                                                                 231                           95
Scientific-Atlanta, Inc.                                                                       858                       10,176
Sonus Networks, Inc. *                                                                       1,192                        1,192
Stratex Networks, Inc. *                                                                       295                          652
Sunrise Telecom, Inc. *                                                                        411                          727
SureWest Communications (a)                                                                    129                        4,799
Symmetricom, Inc. *                                                                            150                          633
Tekelec *                                                                                      264                        2,759
Tellabs, Inc. *                                                                              3,074                       22,348
Terayon Communication Systems, Inc. * (a)                                                      306                          627
Time Warner Telecom, Inc., Class A * (a)                                                       181                          382
TippingPoint Technologies, Inc. *                                                               14                          133
Tollgrade Communications, Inc. * (a)                                                           226                        2,651
Touch America Holdings, Inc. *                                                                 543                          212
Triton PCS Holdings, Inc., Class A *                                                           248                          975
Tut Systems, Inc. * (a)                                                                        153                          193
UTStarcom, Inc. *                                                                              200                        3,966
Westell Technologies, Inc., Class A * (a)                                                      100                          120
                                                                                                                      ---------
                                                                                                                        617,946

TELEPHONE - 2.78%

Alltel Corp.                                                                                 1,846                       94,146
AT&T Corp.                                                                                   4,639                      121,124
Atlantic Tele-Network Inc.                                                                     429                        6,649
BellSouth Corp.                                                                             11,302                      292,383
Broadwing, Inc. *                                                                            1,296                        4,562
Centennial Communications Corp., Class A * (a)                                                 403                        1,052
CenturyTel, Inc.                                                                               882                       25,913
D&E Communications, Inc.                                                                        95                          794
Dobson Communications Corp., Class A *                                                         177                          391
Hickory Tech Corp.                                                                             100                          953
North Pittsburgh Systems, Inc.                                                                 100                        1,363
Qwest Communications International, Inc. *                                                  10,607                       53,035
SBC Communications, Inc.                                                                    20,090                      544,640
Sprint Corp. (FON Group)                                                                     5,511                       79,799
TALK America Holdings, Inc. * (a)                                                               66                          370
U.S. Cellular Corp. * (a)                                                                      516                       12,910
Verizon Communications, Inc.                                                                16,500                      639,375
Warwick Valley Telephone Company                                                                25                        1,738
Z Telephone Technologies, Inc. * (a)                                                           100                           81
                                                                                                                      ---------
                                                                                                                      1,881,278

TIRES & RUBBER - 0.03%

Bandag, Inc.                                                                                   100                        3,868
Cooper Tire & Rubber Company                                                                   563                        8,636
Goodyear Tire &  Rubber Company (a)                                                          1,065                       $7,253
Myers Indiana, Inc.                                                                            151                        1,616
                                                                                                                      ---------
                                                                                                                         21,373

TOBACCO - 0.85%

Dimon, Inc.                                                                                    729                        4,374
Philip Morris Companies, Inc.                                                               12,703                      514,853
R.J. Reynolds Tobacco Holdings, Inc.                                                           524                       22,066
Universal Corp.                                                                                100                        3,696
UST, Inc.                                                                                      926                       30,956
Vector Group, Ltd. (a)                                                                         115                        1,336
                                                                                                                      ---------
                                                                                                                        577,281

TOYS, AMUSEMENTS & SPORTING GOODS - 0.20%

Hasbro, Inc.                                                                                   974                       11,249
Jakks Pacific, Inc. *                                                                          100                        1,347
Mattel, Inc.                                                                                 2,627                       50,307
NIKE, Inc., Class B                                                                          1,608                       71,508
Russ Berrie & Company, Inc.                                                                    100                        3,378
                                                                                                                      ---------
                                                                                                                        137,789

TRANSPORTATION - 0.21%

Airborne, Inc.                                                                                 563                        8,349
Alexander & Baldwin, Inc.                                                                      313                        8,072
C. H. Robinson Worldwide, Inc.                                                                 409                       12,761
General Maritime Corp. * (a)                                                                   545                        4,060
Harley-Davidson, Inc.                                                                        1,852                       85,563
Heartland Express, Inc. *                                                                      471                       10,791
Offshore Logistics, Inc. *                                                                     100                        2,192
Overseas Shipholding Group, Inc.                                                               279                        4,994
Pacer International,  Inc. *                                                                   527                        7,009
RailAmerica, Inc. * (a)                                                                        100                          717
SCS Transportation, Inc. *                                                                      50                          496
                                                                                                                      ---------
                                                                                                                        145,004

TRAVEL SERVICES - 0.05%

Ambassadors Group, Inc. *                                                                      100                        1,294
Expedia, Inc., Class A *                                                                       121                        8,099
Hotels.com, Class A * (a)                                                                      100                        5,463
Pegasus Systems, Inc. *                                                                        100                        1,003
Sabre Holdings, Inc. *                                                                         836                       15,140
                                                                                                                      ---------
                                                                                                                         30,999

TRUCKING & FREIGHT - 0.96%

Arkansas Best Corp. *                                                                          100                        2,598
CNF Transportation, Inc.                                                                       399                       13,263
EGL, Inc. *                                                                                    200                        2,850
Expeditores International of Washington, Inc.                                                  697                       22,757
Fedex Corp.                                                                                  1,760                       95,427
First Aviation Services, Inc. *                                                                297                        1,322
Forward Air Corp. *                                                                            100                        1,941
Kirby Corp. *                                                                                  100                        2,739
Knight Transportation, Inc. *                                                                  225                        4,725
Landstar Systems, Inc. *                                                                       150                        8,754
Navistar International Corp. *                                                                 370                        8,995
OMI Corp. *                                                                                    296                        1,217
Pittston Brink's Group                                                                         381                        7,041
Plains All American Pipeline, LP (a)                                                           361                        8,808
Roadway Express, Inc.                                                                          100                        3,681
Ryder Systems, Inc.                                                                            447                       10,031
Swift Transportation, Inc. *                                                                   526                       10,529
Terex Corp. *                                                                                  624                        6,951
U.S. Freightways Corp.                                                                         100                        2,875
United Parcel Service, Inc., Class B                                                         6,731                      424,592
Werner Enterprises, Inc.                                                                       280                        6,028
Yellow Corp. *                                                                                 100                        2,519
                                                                                                                      ---------
                                                                                                                        649,643

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

TOTAL COMMON STOCK
(Cost: $89,765,507)                                                                                                 $61,398,773
                                                                                                                    -----------

                                                                                              SHARES                      VALUE
                                                                                              ------                      -----
WARRANTS - 0.00%

BANKING - 0.00%

Dime Bancorp, Inc. *, (Expiration date 11/22/2005; strike
    price $0)                                                                                  300                          $36
                                                                                                                            ---

TOTAL WARRANTS
(Cost: $105)                                                                                                                 36
                                                                                                                            ---

                                                                                     PRINCIPAL AMOUNT                   VALUE
                                                                                     ----------------                   -----
SHORT TERM INVESTMENTS - 9.35%

Federal Home Loan Bank Consolidated Discount Note, 1.65% due
    01/24/2003                                                                            $500,000                     $499,471
Navigator Securities Lending Trust, 1.43%                                                1,634,645                    1,634,645
State Street Boston Corp.
    1.20% due 01/02/2003 (b)                                                             3,700,000                    3,699,877
U.S. Treasury Bills,
   1.17% due 01/30/2003 ****                                                               300,000                      299,715
U.S. Treasury Bills,
   1.17% due 01/30/2003 ****                                                               100,000                       99,881
   1.20% due 02/27/2003 ****                                                               100,000                       99,810
                                                                                                                      ---------
                                                                                                                      6,333,399

REPURCHASE AGREEMENTS - 0.01%

Repurchase Agreement with State Street Corp., dated 12/31/2002 at
    1.00%, to be repurchased at $9,001 on 01/02/2003,
    collateralized by $10,000 U.S. Treasury Bonds 7.625% due
    02/15/2025 (valued at $14,037 including interest)                                        9,000                        9,000
                                                                                                                     ----------

TOTAL INVESTMENTS   (TOTAL STOCK MARKET INDEX TRUST)  (Cost: $96,108,011)                                            67,741,208
                                                                                                                     ==========

500 INDEX TRUST

                                                                                            SHARES                     VALUE
                                                                                            ------                     -----
COMMON STOCK - 93.90%

ADVERTISING - 0.22%

Omnicom Group, Inc.                                                                         16,262                    1,050,525
The Interpublic Group of Companies, Inc.                                                    33,776                      475,566
TMP Worldwide, Inc. *                                                                        9,401                      106,326
                                                                                                                     ----------
                                                                                                                      1,632,417

AEROSPACE - 1.87%

B.F. Goodrich Company                                                                        9,862                      180,672
Boeing Company                                                                              72,654                    2,396,855
General Dynamics Corp.                                                                      17,445                    1,384,610
Honeywell International, Inc.                                                               71,018                    1,704,432
Lockheed Martin Corp.                                                                       39,464                    2,279,046
Northrop Grumman Corp. (a)                                                                  15,742                    1,526,974
Raytheon Company                                                                            35,103                    1,079,417
Rockwell Collins, Inc.                                                                      15,604                      362,949
Textron, Inc.                                                                               11,988                      515,364
United Technologies Corp.                                                                   40,981                    2,538,363
                                                                                                                     ----------
                                                                                                                     13,968,682

AGRICULTURE - 0.06%

Monsanto Company                                                                            23,072                      444,136
                                                                                                                     ----------

AIR TRAVEL - 0.14%

Delta Air Lines, Inc.                                                                       10,478                     $126,784
Southwest Airlines Company (a)                                                              67,157                      933,482
                                                                                                                     ----------
                                                                                                                      1,060,266

APPAREL & TEXTILES - 0.25%

Cintas Corp.                                                                                14,892                      681,309
Jones Apparel Group, Inc. *                                                                 11,090                      393,030
Liz Claiborne, Inc.                                                                          9,190                      272,483
Reebok International, Ltd. *                                                                 5,008                      147,235
V.F. Corp.                                                                                   9,423                      339,699
                                                                                                                     ----------
                                                                                                                      1,833,756

AUTO PARTS - 0.29%

AutoZone, Inc. *                                                                             8,507                      601,020
Dana Corp.                                                                                  12,630                      148,529
Delphi Automotive Systems Corp.                                                             48,351                      389,226
Eaton Corp.                                                                                  6,214                      485,375
Genuine Parts Company                                                                       15,399                      474,289
Visteon Corp.                                                                               11,090                       77,186
                                                                                                                     ----------
                                                                                                                      2,175,625

AUTOMOBILES - 0.50%

Ford Motor Company                                                                         159,003                    1,478,728
General Motors Corp.                                                                        48,508                    1,788,005
PACCAR, Inc. (a)                                                                             9,973                      460,054
                                                                                                                     ----------
                                                                                                                      3,726,787

BANKING - 6.08%

AmSouth BanCorp                                                                             30,947                      594,182
Bank of America Corp.                                                                      129,630                    9,018,359
Bank of New York, Inc.                                                                      62,959                    1,508,498
Bank One Corp.                                                                             100,898                    3,687,822
BB&T Corp.                                                                                  41,439                    1,532,829
Comerica, Inc.                                                                              15,035                      650,113
Fifth Third Bancorp                                                                         50,021                    2,928,730
First Tennessee National Corp.                                                              10,868                      390,596
FleetBoston Financial Corp.                                                                 90,914                    2,209,210
Golden West Financial Corp.                                                                 13,195                      947,533
Huntington Bancshares, Inc.                                                                 20,328                      380,337
KeyCorp                                                                                     36,546                      918,766
Marshall & Ilsley Corp.                                                                     18,855                      516,250
National City Corp.                                                                         53,000                    1,447,960
North Fork BanCorp, Inc.                                                                    13,919                      469,627
Northern Trust Corp.                                                                        19,034                      667,142
Southtrust Corp.                                                                            30,277                      752,383
SunTrust Banks, Inc.                                                                        24,495                    1,394,255
Union Planters Corp.                                                                        17,263                      485,781
US Bancorp                                                                                 165,831                    3,518,934
Wachovia Corp.                                                                             117,829                    4,293,689
Wells Fargo & Company                                                                      146,435                    6,863,408
Zions BanCorp                                                                                7,923                      311,762
                                                                                                                     ----------
                                                                                                                     45,488,166

BIOTECHNOLOGY - 1.09%

Amgen, Inc. *                                                                              111,379                    5,384,061
Applera Corp. - Applied Biosystems Group                                                    18,352                      321,894
Biogen, Inc. *                                                                              12,769                      511,526
Chiron Corp. * (a)                                                                          16,251                      611,038
Genzyme Corp. *                                                                             18,802                      555,975
MedImmune, Inc. *                                                                           21,981                      597,224
Millipore Corp. *                                                                            4,243                      144,262
                                                                                                                     ----------
                                                                                                                      8,125,980

BROADCASTING - 1.16%

Clear Channel Communications, Inc. *                                                        53,043                    1,977,973
Univision Communications, Inc., Class A * (a)                                               19,740                      483,630
Viacom, Inc., Class B * (a)                                                                152,498                    6,215,819
                                                                                                                     ----------
                                                                                                                      8,677,422

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                                           SHARES                      VALUE
                                                                                           ------                      -----
BUILDING MATERIALS & CONSTRUCTION - 0.18%

American Standard Companies, Inc. *                                                          6,386                     $454,300
Masco Corp.                                                                                 42,491                      894,436
                                                                                                                     ----------
                                                                                                                      1,348,736

BUSINESS SERVICES - 1.54%

AMR Corp. * (a)                                                                             13,140                       86,724
Automatic Data Processing, Inc.                                                             51,795                    2,032,954
Cendant Corp. *                                                                             90,490                      948,335
Computer Sciences Corp. *                                                                   15,079                      519,472
Concord EFS, Inc. *                                                                         43,786                      689,192
Convergys Corp. *                                                                           15,007                      227,356
Deluxe Corp.                                                                                 5,318                      223,888
Electronic Data Systems Corp.                                                               41,025                      756,091
First Data Corp.                                                                            65,032                    2,302,783
Fiserv, Inc. *                                                                              16,459                      558,783
Fluor Corp.                                                                                  6,809                      190,652
ITT Industries, Inc.                                                                         8,059                      489,101
NCR Corp. *                                                                                  8,491                      201,576
Paychex, Inc.                                                                               32,655                      911,074
PerkinElmer, Inc.                                                                           10,474                       86,410
R.R. Donnelley & Sons Company                                                                9,725                      211,713
Robert Half International, Inc. *                                                           15,284                      246,225
SunGuard Data Systems, Inc. *                                                               24,726                      582,545
Unisys Corp. *                                                                              27,905                      276,259
                                                                                                                     ----------
                                                                                                                     11,541,133

CABLE AND TELEVISION - 1.31%

AOL Time Warner, Inc. *                                                                    387,080                    5,070,748
Comcast Corp., Class A * (a)                                                               199,905                    4,711,761
                                                                                                                     ----------
                                                                                                                      9,782,509

CELLULAR COMMUNICATIONS - 0.36%

AT&T Wireless Services, Inc. *                                                             234,663                    1,325,846
Nextel Communications, Inc., Class A *                                                      83,413                      963,420
Sprint Corp. (PCS Group), Series 1 * (a)                                                    85,426                      374,166
                                                                                                                     ----------
                                                                                                                      2,663,432

CHEMICALS - 1.39%

Air Products & Chemicals, Inc.,                                                             19,799                      846,407
Ashland, Inc.                                                                                6,058                      172,835
Dow Chemical Company                                                                        78,859                    2,342,112
E.I. Du Pont De Nemours & Company                                                           86,016                    3,647,079
Eastman Chemical Company                                                                     6,703                      246,469
Engelhard Corp.                                                                             11,026                      246,431
Great Lakes Chemical Corp.                                                                   4,265                      101,848
Hercules, Inc. *                                                                             9,232                       81,242
PPG Industries, Inc.                                                                        14,728                      738,609
Praxair, Inc.                                                                               14,031                      810,571
Rohm & Haas Company                                                                         19,352                      628,553
Sigma-Aldrich Corp. (a)                                                                      6,230                      303,401
Waters Corp. *                                                                              11,297                      246,049
                                                                                                                     ----------
                                                                                                                     10,411,606

COMMERCIAL SERVICES - 0.07%

Moody's Corp.                                                                               13,244                      546,845
                                                                                                                     ----------

COMPUTERS & BUSINESS EQUIPMENT - 5.85%

Apple Computer, Inc. *                                                                      31,641                      453,416
Cisco Systems, Inc. *                                                                      625,540                    8,194,574
Dell Computer Corp. *                                                                      224,189                    5,994,814
EMC Corp. *                                                                                190,242                    1,168,086
Gateway, Inc. *                                                                             27,543                       86,485
Hewlett-Packard Company                                                                    264,182                    4,586,200
Intel Corp.                                                                                573,544                    8,930,080
International Business Machines Corp.                                                      146,330                   11,340,575
Lexmark International Group, Inc., Class A *                                                11,029                      667,254
Network Appliance, Inc. * (a)                                                               28,878                      288,780
Pitney Bowes, Inc.                                                                          20,520                     $670,183
Sun Microsystems, Inc. *                                                                   269,460                      838,021
Xerox Corp. * (a)                                                                           64,010                      515,280
                                                                                                                     ----------
                                                                                                                     43,733,748

CONSTRUCTION MATERIALS - 0.09%

Sherwin-Williams Company                                                                    13,104                      370,188
Vulcan Materials Company (a)                                                                 8,784                      329,400
                                                                                                                     ----------
                                                                                                                        699,588

CONSTRUCTION & MINING EQUIPMENT - 0.18%

Caterpillar, Inc.                                                                           29,754                    1,360,353
                                                                                                                     ----------

CONTAINERS & GLASS - 0.14%

Ball Corp.                                                                                   4,808                      246,121
Bemis Company, Inc.                                                                          4,485                      222,591
Pactiv Corp. *                                                                              13,539                      295,962
Sealed Air Corp. *                                                                           7,113                      265,315
                                                                                                                     ----------
                                                                                                                      1,029,989

COSMETICS & TOILETRIES - 2.49%

Alberto Culver Company, Class B (a)                                                          4,968                      250,387
Avon Products, Inc.                                                                         20,491                    1,103,850
Colgate-Palmolive Company                                                                   46,564                    2,441,351
International Flavors & Fragrances, Inc.                                                     8,058                      282,836
Kimberly-Clark Corp.                                                                        44,432                    2,109,187
The Gillette Company                                                                        91,326                    2,772,657
The Procter & Gamble Company                                                               112,516                    9,669,625
                                                                                                                     ----------
                                                                                                                     18,629,893

CRUDE PETROLEUM & NATURAL GAS - 0.35%

Apache Corp.                                                                                12,573                      716,535
Burlington Resources, Inc.                                                                  17,570                      749,361
Occidental Petroleum Corp.                                                                  32,741                      931,482
Sunoco, Inc.                                                                                 6,463                      214,442
                                                                                                                     ----------
                                                                                                                      2,611,820

DOMESTIC OIL - 0.55%

Amerada Hess Corp.                                                                           7,650                      421,133
Anadarko Petroleum Corp.                                                                    21,585                    1,033,921
Devon Energy Corp.                                                                          13,683                      628,050
EOG Resources, Inc.                                                                         10,000                      399,200
Kerr-McGee Corp.                                                                             8,650                      383,195
Marathon Oil Corp.                                                                          27,234                      579,812
Unocal Corp.                                                                                22,180                      678,264
                                                                                                                     ----------
                                                                                                                      4,123,575

DRUGS & HEALTH CARE - 0.49%

Cardinal Health, Inc.                                                                       38,278                    2,265,675
Humana, Inc. *                                                                              14,346                      143,460
Quintiles Transnational Corp. *                                                             10,155                      122,876
Stryker Corp.                                                                               17,103                    1,147,953
                                                                                                                     ----------
                                                                                                                      3,679,964

EDUCATIONAL SERVICES - 0.09%

Apollo Group, Inc., Class A *                                                               15,209                      669,196
                                                                                                                     ----------

ELECTRICAL EQUIPMENT - 3.31%

American Power Conversion Corp. *                                                           16,614                      251,702
Cooper Industries, Ltd., Class A                                                             7,956                      289,996
Emerson Electric Company                                                                    36,420                    1,851,957
General Electric Company                                                                   861,772                   20,984,148
Johnson Controls, Inc.                                                                       7,782                      623,883
Molex, Inc.                                                                                 16,660                      383,847
Power-One, Inc. * (a)                                                                        6,705                       38,017
Symbol Technologies, Inc.                                                                   19,418                      159,616
Tektronix, Inc. *                                                                            7,800                      141,882
                                                                                                                     ----------
                                                                                                                     24,725,048

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                                           SHARES                      VALUE
                                                                                           ------                      -----
ELECTRIC UTILITIES - 1.97%

Allegheny Energy, Inc. *                                                                    10,937                      $82,684
Ameren Corp.                                                                                13,229                      549,930
American Electric Power, Inc.                                                               29,616                      809,405
CenterPoint Energy, Inc. (a)                                                                26,227                      222,929
Cinergy Corp.                                                                               14,705                      495,853
CMS Energy Corp. (a)                                                                        11,981                      113,101
Consolidated Edison, Inc.                                                                   18,545                      794,097
Constellation Energy Group, Inc.                                                            14,160                      393,931
Dominion Resources, Inc. (a)                                                                26,542                    1,457,156
DTE Energy Company                                                                          14,584                      676,698
Duke Energy Corp.                                                                           77,015                    1,504,873
Edison International *                                                                      28,945                      342,998
Exelon Corp.                                                                                27,881                    1,471,280
FirstEnergy Corp.                                                                           25,932                      854,978
FPL Group, Inc.                                                                             15,732                      945,965
PG&E Corp. *                                                                                34,966                      486,027
Pinnacle West Capital Corp.                                                                  7,751                      264,232
PPL Corp.                                                                                   14,163                      491,173
Public Service Enterprise Group, Inc.                                                       19,161                      615,068
TECO Energy, Inc. (a)                                                                       15,125                      233,984
The AES Corp. *                                                                             49,369                      149,094
The Southern Company                                                                        61,742                    1,752,855
                                                                                                                     ----------
                                                                                                                     14,708,311

ELECTRONICS - 0.27%

Agilent Technologies, Inc. *                                                                40,653                      730,128
Jabil Circuit, Inc. *                                                                       17,538                      314,281
Mirant Corp. * (a)                                                                          34,152                       64,547
Rockwell International Corp.                                                                15,996                      331,277
Sanmina-SCI Corp. *                                                                         47,772                      214,496
Solectron Corp. * (a)                                                                       69,788                      247,748
Thomas & Betts Corp. *                                                                       4,937                       83,435
                                                                                                                     ----------
                                                                                                                      1,985,912

ENERGY - 0.43%

Calpine Corp. * (a)                                                                         31,762                      103,544
Entergy Corp.                                                                               19,165                      873,732
Progress Energy, Inc.                                                                       20,445                      886,291
Sempra Energy                                                                               17,601                      416,264
TXU Corp.                                                                                   27,866                      520,537
Xcel Energy, Inc. (a)                                                                       34,886                      383,746
                                                                                                                     ----------
                                                                                                                      3,184,114

FINANCIAL SERVICES - 8.39%

Ambac Financial Group, Inc.                                                                  9,086                      510,997
American Express Company,                                                                  113,873                    4,025,411
Bear Stearns Companies, Inc.                                                                 8,282                      491,951
Capital One Financial Corp. (a)                                                             19,382                      576,033
Charles Schwab Corp.                                                                       116,190                    1,260,662
Charter One Financial, Inc.                                                                 19,505                      560,379
Citigroup, Inc.                                                                            444,783                   15,651,914
Countrywide Financial Corp.                                                                 10,901                      563,037
Equifax, Inc.                                                                               12,308                      284,807
Federal Home Loan Mortgage Corp.                                                            60,249                    3,557,703
Federal National Mortgage Association                                                       86,174                    5,543,573
Franklin Resources, Inc.                                                                    22,389                      763,017
H & R Block, Inc.                                                                           15,715                      631,743
Household International, Inc.                                                               40,987                    1,139,848
J.P. Morgan Chase & Company                                                                172,934                    4,150,416
John Hancock Financial Services, Inc.                                                       25,169                      702,215
Lehman Brothers Holdings, Inc.                                                              20,529                    1,093,990
MBIA, Inc.                                                                                  12,603                      552,768
MBNA Corp.                                                                                 110,586                    2,103,346
Mellon Financial Corp.                                                                      37,177                      970,691
Merrill Lynch & Company, Inc.                                                               74,826                    2,839,647
Morgan Stanley Dean Witter & Company                                                        93,960                    3,750,883
PNC Financial Services Group                                                                24,666                   $1,033,505
Providian Financial Corp. *                                                                 25,379                      164,710
Regions Financial Corp.                                                                     19,060                      635,842
SLM Corp.                                                                                   13,275                    1,378,741
State Street Corp.                                                                          28,169                    1,098,591
Stilwell Financial, Inc.                                                                    19,884                      259,884
Synovus Financial Corp. (a)                                                                 26,054                      505,448
T. Rowe Price Group, Inc.                                                                   10,729                      292,687
The Goldman Sachs Group, Inc.                                                               41,322                    2,814,028
Washington Mutual, Inc.                                                                     82,029                    2,832,461
                                                                                                                     ----------
                                                                                                                     62,740,928

FOOD & BEVERAGES - 4.19%

Anheuser-Busch Companies, Inc.                                                              74,115                    3,587,166
Archer-Daniels-Midland Company                                                              55,568                      689,043
Campbell Soup Company (a)                                                                   35,743                      838,888
Coca-Cola Enterprises, Inc.                                                                 38,890                      844,691
ConAgra Foods, Inc.                                                                         46,534                    1,163,815
Del Monte Foods Company *                                                                   13,579                      104,558
General Mills, Inc.                                                                         31,830                    1,494,419
H.J. Heinz Company                                                                          30,407                      999,478
Hershey Foods Corp.                                                                         11,873                      800,715
Kellogg Company                                                                             35,440                    1,214,529
Pepsi Bottling Group, Inc.                                                                  24,138                      620,347
PepsiCo, Inc.                                                                              149,561                    6,314,465
Sara Lee Corp.                                                                              67,797                    1,526,111
Starbucks Corp. *                                                                           33,723                      687,275
The Coca-Cola Company                                                                      214,722                    9,409,118
William Wrigley Jr. Company                                                                 19,539                    1,072,300
                                                                                                                     ----------
                                                                                                                     31,366,918

FOREST PRODUCTS - 0.13%

Louisiana Pacific Corp. *                                                                    8,891                       71,662
Weyerhaeuser Company                                                                        19,044                      937,155
                                                                                                                     ----------
                                                                                                                      1,008,817

FURNITURE & FIXTURES - 0.05%

Leggett & Platt, Inc.                                                                       16,696                      374,658
                                                                                                                     ----------

GAS & PIPELINE UTILITIES - 0.28%

Dynegy, Inc., Class A *                                                                     30,692                       36,216
El Paso Corp.                                                                               51,735                      360,076
KeySpan Corp.                                                                               12,430                      438,033
Kinder Morgan, Inc.                                                                         10,547                      445,822
Nicor, Inc.                                                                                  3,778                      128,565
NiSource, Inc.                                                                              21,485                      429,700
Peoples Energy Corp. (a)                                                                     3,129                      120,936
Williams Companies, Inc.                                                                    43,806                      118,276
                                                                                                                     ----------
                                                                                                                      2,077,624

HEALTHCARE PRODUCTS - 4.09%

Abbott Laboratories,                                                                       135,267                    5,410,680
Bausch & Lomb, Inc. (a)                                                                      4,559                      164,124
Baxter International, Inc.                                                                  51,473                    1,441,244
Becton Dickinson & Company                                                                  22,193                      681,103
Biomet, Inc.                                                                                22,379                      641,382
Boston Scientific Corp. *                                                                   35,261                    1,499,298
Guidant Corp. *                                                                             26,629                      821,505
Johnson & Johnson                                                                          257,201                   13,814,266
Medtronic, Inc.                                                                            105,572                    4,814,083
St. Jude Medical, Inc. *                                                                    15,448                      613,595
Zimmer Holdings, Inc. *                                                                     16,972                      704,677
                                                                                                                     ----------
                                                                                                                     30,605,957

HEALTHCARE SERVICES - 0.91%

HCA-The Healthcare Company (a)                                                              44,388                    1,842,102
HEALTHSOUTH Corp. *                                                                         33,382                      140,204

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                                           SHARES                      VALUE
                                                                                           ------                      -----
HEALTHCARE SERVICES - CONTINUED

IMS Health, Inc.                                                                            24,636                     $394,176
Manor Care, Inc. *                                                                           8,675                      161,442
McKesson Corp.                                                                              25,148                      679,750
Quest Diagnostics, Inc. *                                                                    8,532                      485,471
UnitedHealth Group, Inc.                                                                    26,334                    2,198,889
Wellpoint Health Networks, Inc., Class A *                                                  12,793                      910,350
                                                                                                                     ----------
                                                                                                                      6,812,384

HOLDINGS COMPANIES/CONGLOMERATES - 0.10%

Loews Corp.                                                                                 16,161                      718,518
                                                                                                                     ----------

HOMEBUILDERS - 0.06%

Centex Corp.                                                                                 5,306                      266,361
KB HOME                                                                                      4,062                      174,057
                                                                                                                     ----------
                                                                                                                        440,418

HOTELS & RESTAURANTS - 0.65%

Darden Restaurants, Inc. (a)                                                                14,692                      300,451
Harrah's Entertainment, Inc. *                                                               9,851                      390,100
Hilton Hotels Corp.                                                                         33,133                      421,120
Marriott International, Inc., Class A                                                       20,433                      671,633
McDonalds Corp.                                                                            109,859                    1,766,533
Starwood Hotels & Resorts Worldwide, Inc.                                                   17,075                      405,360
Wendy's International, Inc.                                                                 10,252                      277,522
Yum! Brands, Inc. *                                                                         25,460                      616,641
                                                                                                                     ----------
                                                                                                                      4,849,360

HOUSEHOLD APPLIANCES - 0.14%

Black & Decker Corp. (a)                                                                     6,935                      297,442
Maytag Corp.                                                                                 6,740                      192,090
The Stanley Works                                                                            7,666                      265,090
Whirlpool Corp.                                                                              6,030                      314,887
                                                                                                                     ----------
                                                                                                                      1,069,509

HOUSEHOLD PRODUCTS - 0.29%

Fortune Brands, Inc.                                                                        12,903                      600,118
Newell Rubbermaid, Inc.                                                                     23,320                      707,296
The Clorox Company                                                                          18,995                      783,544
Tupperware Corp. (a)                                                                         4,943                       74,540
                                                                                                                     ----------
                                                                                                                      2,165,498

INDUSTRIAL MACHINERY - 0.49%

Crane Company                                                                                5,066                      100,965
Cummins, Inc. (a)                                                                            3,505                       98,596
Deere & Company                                                                             20,695                      948,866
Dover Corp.                                                                                 17,440                      508,551
Ingersoll-Rand Company, Inc., Class A                                                       14,805                      637,503
Pall Corp.                                                                                  10,380                      173,138
Parker-Hannifin Corp. (a)                                                                   10,139                      467,712
Thermo Electron Corp. *                                                                     13,924                      280,151
W.W. Grainger, Inc.                                                                          8,094                      417,246
                                                                                                                     ----------
                                                                                                                      3,632,728

INSURANCE - 4.60%

ACE, Ltd.                                                                                   22,902                      671,945
Aetna, Inc.                                                                                 13,030                      535,794
AFLAC, Inc.                                                                                 44,784                    1,348,894
American International Group, Inc.                                                         225,871                   13,066,637
Anthem, Inc. *                                                                              12,349                      776,752
Aon Corp.                                                                                   26,803                      506,309
Chubb Corp.                                                                                 14,910                      778,302
CIGNA Corp.                                                                                 12,074                      496,483
Cincinnati Financial Corp.                                                                  13,901                      521,983
Hartford Financial Services Group, Inc.                                                     22,069                    1,002,595
Jefferson-Pilot Corp.                                                                       12,381                      471,840
Lincoln National Corp.                                                                      15,318                      483,743
Marsh & McLennan Companies, Inc.                                                            46,477                    2,147,702
MetLife, Inc.                                                                               60,826                   $1,644,735
MGIC Investment Corp. (a)                                                                    8,651                      357,286
Principal Financial Group, Inc.                                                             29,067                      875,789
Progressive Corp.                                                                           18,797                      932,895
Prudential Financial, Inc.                                                                  49,010                    1,555,577
SAFECO Corp.                                                                                12,005                      416,213
St. Paul Companies, Inc.                                                                    19,583                      666,801
The Allstate Corp.                                                                          60,759                    2,247,475
Torchmark, Inc.                                                                             10,068                      367,784
Travelers Property Casualty Corp., Class B *                                                86,802                    1,271,649
UNUMProvident Corp.                                                                         20,876                      366,165
XL Capital, Ltd., Class A                                                                   11,801                      911,627
                                                                                                                     ----------
                                                                                                                     34,422,975

INTERNET CONTENT - 0.11%

Yahoo!, Inc. * (a)                                                                          51,526                      842,450
                                                                                                                     ----------

INTERNET RETAIL - 0.24%

eBay, Inc. *                                                                                26,705                    1,811,133
                                                                                                                     ----------

LEISURE TIME - 0.65%

Brunswick Corp.                                                                              7,753                      153,974
Carnival Corp., Class A (a)                                                                 50,764                    1,266,562
International Game Technology *                                                              7,469                      567,046
The Walt Disney Company                                                                    176,873                    2,884,799
                                                                                                                     ----------
                                                                                                                      4,872,381

LIQUOR - 0.08%

Adolph Coors Company, Class B                                                                3,127                      191,529
Brown Forman Corp., Class B                                                                  5,870                      383,663
                                                                                                                     ----------
                                                                                                                        575,192

MANUFACTURING - 1.32%

3M Company                                                                                  33,770                    4,163,841
Danaher Corp.                                                                               13,184                      866,189
Illinois Tool Works, Inc.                                                                   26,484                    1,717,752
Snap-on, Inc.                                                                                4,920                      138,301
Tyco International, Ltd.                                                                   172,735                    2,950,314
                                                                                                                     ----------
                                                                                                                      9,836,397

MEDICAL-HOSPITALS - 0.18%

C.R. Bard, Inc.                                                                              4,469                      259,202
Health Management Associates, Inc., Class A                                                 20,796                      372,248
Tenet Healthcare Corp. *                                                                    42,677                      699,903
                                                                                                                     ----------
                                                                                                                      1,331,353

METAL & METAL PRODUCTS - 0.22%

Alcoa, Inc.                                                                                 73,143                    1,666,198
                                                                                                                     ----------

MINING - 0.19%

Freeport-McMoRan Copper & Gold, Inc., Class B * (a)
                                                                                            12,235                      205,304
Newmont Mining Corp.                                                                        34,876                    1,012,450
Phelps Dodge Corp. *                                                                         7,534                      238,451
                                                                                                                     ----------
                                                                                                                      1,456,205

NEWSPAPERS - 0.10%

Dow Jones & Company, Inc.                                                                    7,196                      311,083
Knight-Ridder, Inc.                                                                          7,143                      451,795
                                                                                                                     ----------
                                                                                                                        762,878

OFFICE FURNISHINGS & SUPPLIES - 0.23%

Avery Dennison Corp.                                                                         9,444                      576,839
Office Depot, Inc. *                                                                        26,622                      392,941
Staples, Inc. *                                                                             40,842                      747,409
                                                                                                                     ----------
                                                                                                                      1,717,189

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                                           SHARES                      VALUE
                                                                                           ------                      -----
PAPER - 0.39%

Boise Cascade Corp.                                                                          4,937                     $124,511
Georgia-Pacific Corp.                                                                       21,626                      349,476
International Paper Company                                                                 41,709                    1,458,564
MeadWestvaco Corp.                                                                          17,208                      425,210
Plum Creek Timber Company, Inc.                                                             15,957                      376,585
Temple-Inland, Inc. (a)                                                                      4,613                      206,708
                                                                                                                     ----------
                                                                                                                      2,941,054

PETROLEUM SERVICES - 4.71%

Baker Hughes, Inc.                                                                          28,900                      930,291
BJ Services Company *                                                                       13,442                      434,311
ChevronTexaco Corp.                                                                         92,488                    6,148,602
ConocoPhillips                                                                              58,470                    2,829,363
Exxon Mobil Corp.                                                                          582,614                   20,356,533
Halliburton Company (a)                                                                     38,242                      715,508
McDermott International, Inc. *                                                              5,245                       22,973
Nabors Industries, Ltd. *                                                                   12,637                      445,707
Noble Corp. *                                                                               11,812                      415,192
Rowan Companies, Inc.                                                                        7,954                      180,556
Schlumberger, Ltd.                                                                          50,040                    2,106,184
Transocean, Inc.                                                                            27,962                      648,718
                                                                                                                     ----------
                                                                                                                     35,233,938

PHARMACEUTICALS - 7.02%

Allergan, Inc.                                                                              11,107                      639,985
AmerisourceBergen Corp.                                                                      9,281                      504,051
Bristol-Myers Squibb Company                                                               167,738                    3,883,135
Eli Lilly & Company                                                                         97,270                    6,176,645
Forest Laboratories, Inc. *                                                                 15,649                    1,537,045
King Pharmaceuticals, Inc. *                                                                21,204                      364,497
Merck & Company, Inc.                                                                      194,442                   11,007,362
Pfizer, Inc.                                                                               533,580                   16,311,540
Pharmacia Corp.                                                                            111,927                    4,678,549
Schering-Plough Corp.                                                                      126,961                    2,818,534
Watson Pharmaceuticals, Inc. *                                                               9,052                      255,900
Wyeth                                                                                      114,781                    4,292,809
                                                                                                                     ----------
                                                                                                                     52,470,052

PHOTOGRAPHY - 0.12%

Eastman Kodak Company                                                                       25,348                      888,194
                                                                                                                     ----------

PUBLISHING - 0.63%

American Greetings Corp., Class A * (a)                                                      5,414                       85,541
Gannett Company, Inc.                                                                       23,121                    1,660,088
McGraw-Hill Companies, Inc.                                                                 16,872                    1,019,744
Meredith Corp.                                                                               4,263                      175,252
The New York Times Company, Class A                                                         13,027                      595,725
Tribune Company                                                                             26,347                    1,197,734
                                                                                                                     ----------
                                                                                                                      4,734,084

RAILROADS & EQUIPMENT - 0.45%

Burlington Northern Santa Fe Corp.                                                          32,832                      853,960
CSX Corp.                                                                                   18,611                      526,877
Norfolk Southern Corp.                                                                      33,939                      678,441
Union Pacific Corp.                                                                         21,880                    1,309,956
                                                                                                                     ----------
                                                                                                                      3,369,234

REAL ESTATE - 0.30%

Equity Office Properties Trust, REIT                                                        35,757                      893,210
Equity Residential Properties Trust, REIT                                                   23,568                      579,301
Pulte Homes, Inc.                                                                            5,284                      252,945
Simon Property Group, Inc., REIT                                                            16,310                      555,682
                                                                                                                     ----------
                                                                                                                      2,281,138

RETAIL GROCERY - 0.63%

Albertsons, Inc. (a)                                                                        32,775                      729,571
Safeway, Inc. *                                                                             38,142                      890,997
SUPERVALU, Inc.                                                                             11,325                      186,976
Sysco Corp.                                                                                 56,877                   $1,694,366
The Kroger Company *                                                                        66,860                    1,032,987
Winn-Dixie Stores, Inc. (a)                                                                 11,945                      182,520
                                                                                                                     ----------
                                                                                                                      4,717,417

RETAIL TRADE - 5.87%

Bed Bath & Beyond, Inc. *                                                                   25,497                      880,411
Best Buy Company, Inc. *                                                                    27,610                      666,782
Big Lots, Inc. *                                                                            10,094                      133,544
Circuit City Stores-Circuit City Group                                                      18,222                      135,207
Costco Wholesale Corp. *                                                                    39,406                    1,105,732
CVS Corp.                                                                                   34,106                      851,627
Dillard's, Inc., Class A                                                                     7,119                      112,907
Dollar General Corp. (a)                                                                    28,566                      341,364
Family Dollar Stores, Inc.                                                                  14,898                      464,967
Federated Department Stores, Inc. *                                                         17,290                      497,260
Home Depot, Inc.                                                                           201,694                    4,832,588
J. C. Penney, Inc.                                                                          23,374                      537,836
Kohl's Corp. *                                                                              29,159                    1,631,446
Lowe's Companies, Inc.                                                                      67,552                    2,533,200
May Department Stores Company                                                               25,190                      578,866
Nordstrom, Inc.                                                                             11,425                      216,732
RadioShack Corp. (a)                                                                        14,784                      277,052
Sears, Roebuck & Company                                                                    27,575                      660,421
Target Corp.                                                                                78,604                    2,358,120
The Gap, Inc.                                                                               76,513                    1,187,482
The Limited, Inc.                                                                           45,629                      635,612
The TJX Companies, Inc.                                                                     45,449                      887,165
Tiffany & Company                                                                           12,411                      296,747
Toys R Us, Inc. * (a)                                                                       17,912                      179,120
Wal-Mart Stores, Inc.                                                                      382,230                   19,306,437
Walgreen Company                                                                            88,724                    2,589,854
                                                                                                                     ----------
                                                                                                                     43,898,479

SANITARY SERVICES - 0.26%

Allied Waste Industries, Inc. *                                                             16,746                      167,460
Ecolab, Inc.                                                                                11,323                      560,489
Waste Management, Inc.                                                                      52,923                    1,212,995
                                                                                                                     ----------
                                                                                                                      1,940,944

SEMICONDUCTORS - 1.44%

Advanced Micro Devices, Inc. *                                                              29,662                      191,616
Altera Corp. *                                                                              32,726                      403,512
Analog Devices, Inc. *                                                                      31,845                      760,140
Applied Materials, Inc. *                                                                  142,476                    1,856,462
Applied Micro Circuits Corp. *                                                              25,382                       93,660
Broadcom Corp., Class A * (a)                                                               24,111                      363,112
KLA-Tencor Corp. * (a)                                                                      16,221                      573,737
Linear Technology Corp.                                                                     27,153                      698,375
LSI Logic Corp. *                                                                           32,084                      185,125
Maxim Integrated Products, Inc.                                                             27,696                      915,076
Micron Technology, Inc. *                                                                   53,030                      516,512
National Semiconductor Corp. * (a)                                                          16,073                      241,256
Novellus Systems, Inc. *                                                                    12,966                      364,085
NVIDIA Corp. * (a)                                                                          13,063                      150,355
PMC-Sierra, Inc. * (a)                                                                      14,042                       78,073
QLogic Corp. *                                                                               8,270                      285,398
Teradyne, Inc. *                                                                            15,882                      206,625
Texas Instruments, Inc.                                                                    149,752                    2,247,777
Xilinx, Inc. *                                                                              29,463                      606,938
                                                                                                                     ----------
                                                                                                                     10,737,834

SOFTWARE - 4.59%

Adobe Systems, Inc.                                                                         20,366                      505,097
Autodesk, Inc.                                                                               9,851                      140,869
BMC Software, Inc. *                                                                        20,740                      354,861

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                                           SHARES                     VALUE
                                                                                           ------                     -----
SOFTWARE - CONTINUED

Citrix Systems, Inc. * (a)                                                                  14,730                     $181,474
Computer Associates International, Inc.                                                     49,574                      669,249
Compuware Corp. *                                                                           31,640                      151,872
Electronic Arts, Inc. * (a)                                                                 12,195                      606,945
Intuit, Inc. *                                                                              17,728                      831,798
Mercury Interactive Corp. *                                                                  7,300                      216,445
Microsoft Corp. *                                                                          462,953                   23,934,670
Novell, Inc. *                                                                              30,805                      102,889
Oracle Corp. *                                                                             463,711                    5,008,079
Parametric Technology Corp. *                                                               22,364                       56,357
PeopleSoft, Inc. *                                                                          27,498                      503,214
Rational Software Corp. *                                                                   16,339                      169,762
Siebel Systems, Inc. *                                                                      42,208                      315,716
VERITAS Software Corp. * (a)                                                                35,997                      562,273
                                                                                                                   ------------
                                                                                                                     34,311,570

STEEL - 0.07%

Allegheny Technologies, Inc.                                                                 6,777                       42,221
Nucor Corp.                                                                                  6,747                      278,651
United States Steel Corp.                                                                    8,552                      112,202
Worthington Industries, Inc.                                                                 7,260                      110,642
                                                                                                                   ------------
                                                                                                                        543,716

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.87%

ADC Telecommunications, Inc. *                                                              67,178                      140,402
Andrew Corp. * (a)                                                                           8,260                       84,913
Avaya, Inc. * (a)                                                                           30,504                       74,735
CIENA Corp. * (a)                                                                           36,454                      187,374
Citizens Communications Company *                                                           25,288                      266,788
Comverse Technology, Inc. *                                                                 15,776                      158,075
Corning, Inc. * (a)                                                                         98,698                      326,690
JDS Uniphase Corp. *                                                                       122,261                      301,985
Lucent Technologies, Inc. * (a)                                                            294,079                      370,540
Motorola, Inc.                                                                             199,148                    1,722,630
QUALCOMM, Inc. *                                                                            67,939                    2,472,300
Scientific-Atlanta, Inc. (a)                                                                13,282                      157,524
Tellabs, Inc. * (a)                                                                         36,769                      267,311
                                                                                                                   ------------
                                                                                                                      6,531,267

TELEPHONE - 3.54%

Alltel Corp.                                                                                26,917                    1,372,767
AT&T Corp.                                                                                  66,748                    1,742,790
BellSouth Corp.                                                                            161,052                    4,166,415
CenturyTel, Inc. (a)                                                                        12,235                      359,465
Qwest Communications International, Inc. * (a)                                             147,064                      735,320
SBC Communications, Inc.                                                                   287,501                    7,794,152
Sprint Corp. (FON Group)                                                                    77,648                    1,124,343
Verizon Communications, Inc.                                                               236,908                    9,180,185
                                                                                                                   ------------
                                                                                                                     26,475,437

TIRES & RUBBER - 0.03%

Cooper Tire & Rubber Company                                                                 6,366                       97,655
Goodyear Tire &  Rubber Company (a)                                                         15,114                      102,926
                                                                                                                   ------------
                                                                                                                        200,581

TOBACCO - 1.08%

Philip Morris Companies, Inc.                                                              179,084                    7,258,275
R.J. Reynolds Tobacco Holdings, Inc.                                                         7,528                      317,004
UST, Inc.                                                                                   14,838                      496,034
                                                                                                                   ------------
                                                                                                                      8,071,313

TOYS, AMUSEMENTS & SPORTING GOODS - 0.26%

Hasbro, Inc.                                                                                14,688                      169,646
Mattel, Inc.                                                                                38,151                      730,592
NIKE, Inc., Class B                                                                         22,980                    1,021,921
                                                                                                                   ------------
                                                                                                                      1,922,159

TRANSPORTATION - 0.16%

Harley-Davidson, Inc.                                                                       26,197                   $1,210,301
                                                                                                                   ------------

TRAVEL SERVICES - 0.03%

Sabre Holdings, Inc. *                                                                      12,520                      226,737
                                                                                                                   ------------

TRUCKING & FREIGHT - 1.04%

Fedex Corp.                                                                                 25,785                    1,398,063
Navistar International Corp. *                                                               5,325                      129,451
Ryder Systems, Inc.                                                                          5,425                      121,737
United Parcel Service, Inc., Class B                                                        96,646                    6,096,429
                                                                                                                   ------------
                                                                                                                      7,745,680

TOTAL COMMON STOCK
(Cost: $992,453,262)                                                                                               $702,177,806
                                                                                                                   ------------

                                                                                       PRINCIPAL AMOUNT               VALUE
                                                                                       ----------------               -----
SHORT TERM INVESTMENTS - 6.09%

Federal Home Loan Bank Consolidated Discount Note, 1.27% due
    03/07/2003                                                                           5,000,000                    4,988,535
Navigator Securities Lending Trust, 1.43%                                               24,435,693                   24,435,693
State Street Boston Corp.
    1.20% due 01/02/2003 (b)                                                            14,000,000                   13,999,533
U.S. Treasury Bills
    1.17% due 01/30/2003 ****                                                            2,100,000                    2,098,021
                                                                                                                   ------------
                                                                                                                    $45,521,782

REPURCHASE AGREEMENTS - 0.01%

Repurchase Agreement with State Street Corp., dated 12/31/2002 at
    1.00%, to be repurchased at $55,003 on 01/02/2003,
    collateralized by $40,000 U.S. Treasury Bonds, 7.625% due
    02/15/2025 (valued at $56,148 including interest)                                      $55,000                      $55,000
                                                                                                                   ------------

TOTAL INVESTMENTS   (500 INDEX TRUST)  (Cost: $1,038,030,044)                                                      $747,754,588
                                                                                                                   ============

Key to Currency, Security Abbreviations and Legend

ADR   - American Depositary Receipts

ADS   - American Depositary Shares

GBP   - British Pound

REIT  - Real Estate Investment Trust

SBI   - Shares Beneficial Interest

TBA   - To Be Announced

*     - Non-Income producing

**    - Purchased on a forward commitment (Note 2)

***   - At December 31, 2002 a portion of this security was pledged to cover forward commitments purchased.

**** - At December 31, 2002 a portion of this security was pledged to cover margin requirements for open futures contracts.

(a)   - At December 31, 2002 all or a portion of this security was out on loan.

(b)   - Investment in an affiliate of the Trust's custodian bank.

    The accompanying notes are an integral part of the financial statements.

 MANUFACTURERS INVESTMENT TRUST
 NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

1. ORGANIZATION OF THE TRUST. The Manufacturers Investment Trust (the "Trust") is a no-load, open-end management investment company organized as a Massachusetts business trust. It is a series company, which means that it has several portfolios, each with a stated investment objective, which it pursues through separate investment policies. The Trust currently offers sixty-seven separate investment Portfolios, fourteen of which are described here as follows:
The Small-Mid Cap Growth Trust ("Small-Mid Cap Growth "), the Small-Mid Cap Trust ("Small Mid Cap"), the International Equity Select Trust ("International Equity Select"), the Select Growth Trust ("Select Growth"), the Global Equity Select Trust ("Global Equity Select"), the Real Estate Securities Trust ("Real Estate Securities"), the Core Value Trust ("Core Value"), the High Grade Bond Trust ("High Grade Bond"), the Money Market Trust ("Money Market"), the Small Cap Index Trust ("Small Cap Index"), the International Index Trust ("International Index"), the Mid Cap Index Trust ("Mid Cap Index"), the Total Stock Market Index Trust ("Total Stock Market Index") and the 500 Index Trust ("500 Index"). Each of the Portfolios with the exception of Real Estate is diversified for purposes of the Investment Company Act of 1940, as amended.

Shares of the Portfolios with the exception of Small-Mid Cap Growth, Small-Mid Cap, International Equity Select, Select Growth, Global Equity Select, Core Value and High Grade Bond are presently only offered to: Separate Accounts A, H, I, L, M and N, which are separate accounts of The Manufacturers Life Insurance Conpany (U.S.A.) ("Manulife USA"), to Separate Accounts A and B, which are separate accounts of The Manufacturers Life Insurance Company of New York ("Manulife New York") and in the case of certain Portfolios, to unregistered separate accounts issued by Manulife USA and Manulife New York. Shares of Small Mid-Cap Growth, Small-Mid Cap, International Equity Select, Select Growth, Global Equity Select, Core Value and High Grade Bond are presently offered only to Separate Account A, which is a separate account of Manulife USA. Manulife USA and Manulife New York, are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company ("Manulife"), which in turn is a wholly owned subsidiary of Manulife Financial Corporation, a publicly traded company. Manulife Financial Corporation and its subsidiaries are known collectively as "Manulife Financial". Manulife New York is a wholly owned subsidiary of Manulife USA.

At December 31, 2002, of the Trust Portfolios noted above, Manulife USA owned seed money shares of 240,000, 240,008, 242,760, 241,830 and 3,747,545 in
Small-Mid Cap Growth, Select Growth, Global Equity Select, Core Value and International Index, respectively.

Manufacturers Securities Services, LLC ("MSS"), a Delaware limited liability company controlled by Manulife USA, serves as investment adviser for the Trust (See Note 4) and Manulife Financial Securities, LLC ("MFS") a Delaware limited liability company controlled by Manulife USA, serves as principal underwriter of the variable contracts issued by Manulife USA and Manulife New York (See Note
5).

Effective January 28, 2002, the Trust offers two classes of shares, Series I shares and Series II shares for all portfolios with the exception of Small-Mid Cap Growth, Small-Mid Cap, International Equity Select, Select Growth, Global Equity Select, Core Value and High Grade Bond. Effective November 25, 2002, Series II shares were offered for Small-Mid Cap, International Equity Select and High Grade Bond. Series I and Series II shares are the same, except for differences in the class expenses and voting rights with respect to its distributions plan (see Note 5). Prior to May 1, 2002, Series I was referred to as Class A and Series II was referred to as Class B.

CHANGE IN SUBADVISERS. Effective November 25, 2002, Cohen & Steers Capital Management, Inc. resigned as subadviser to Real Estate Securities. The Trustees, including a majority of Trustees who are not interested persons of the Trust voted to approve Deutsche Asset Management, Inc. as subadviser to Real Estate Securities.

2. SIGNIFICANT ACCOUNTING POLICIES. The policies described below are followed by the Trust in the preparation of the financial statements.

SECURITY VALUATION. The net asset value of the shares of each portfolio is determined once daily as of the close of day-time trading of the New York Stock Exchange. Securities held by Money Market and short term instruments with remaining maturities of 60 days or less held by the other Portfolios of the Trust are valued at amortized cost, which approximates market value. All other securities held by the Portfolios, are valued at the last sale price as of the close of business on a principal securities exchange (domestic or foreign) or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Portfolio securities for which there are no such quotations, principally debt securities, are valued on the basis of the valuation provided by a pricing service, which utilizes both dealer-supplied and electronic data processing techniques. Other assets and securities for which no such quotations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the net asset value of a portfolio's shares are generally determined as of such times. Occasionally, events that affect the values of such securities may occur between the times at which they are generally determined and the close of the New York Stock Exchange and would therefore not be reflected in the computation of a portfolio's net asset value. In such event, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

FOREIGN CURRENCY TRANSLATIONS. The accounting records of the Trust are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

         (i) market value of securities, other assets and other liabilities at the current rate of exchange at period end of such currencies against U.S. dollars; and

         (ii) purchases and sales of securities, income and expenses at the rate of exchange quoted on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities.

The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

FORWARD FOREIGN CURRENCY CONTRACTS. All portfolios with the exception of Money Market may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or portfolio position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Portfolios could be exposed to risks in excess of amounts recognized on the Statements of Assets and Liabilities if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

                                       92
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--------------------------------------------------------------------------------

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Net realized gains (losses) on foreign currency and forward foreign currency contracts shown in the Statements of Operations, include net gains or losses realized by a Portfolio on contracts which have matured.

FUTURES. All Portfolios with the exception of Money Market may purchase and sell financial futures contracts and options on those contracts. The Portfolios invest in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the S&P 500 Index, in order to hedge against a decline in the value of securities owned by the Portfolios.

When a Portfolio sells a futures contract based on a financial instrument, the Portfolio becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Portfolio realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Portfolio could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Upon entering into futures contracts, the Portfolio is required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract.

Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates, making the long or short positions in the contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker, and the Portfolio realizes a gain or loss. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

The following is a summary of open futures contracts December 31, 2002:

                                                                 PURCHASE OF FUTURE CONTRACTS
                                                                 ----------------------------
                                                           NUMBER
                                                           OF OPEN         NOTIONAL        UNREALIZED
                                             DATE         CONTRACTS         AMOUNT         GAIN/(LOSS)
                                             ----         ---------         ------         -----------
SMALL CAP INDEX:
Russell 2000 Index                          Mar-2003              52      $10,153,107       ($189,914)
                                                                                            ==========
INTERNATIONAL INDEX :
Hang Seng Index                             Jan-2003               2         $119,086         ($6,813)
Australian Dollar                           Mar-2003               5          277,400            (380)
Share Price Index 200                       Mar-2003               6          253,660            1,851
British Pound                               Mar-2003              13        1,301,788           27,672
Eurodollar                                  Mar-2003              16        2,094,200           79,329
Japanese Yen                                Mar-2003               9          950,288           32,909
MSCI Pan Euro Index                         Mar-2003             229        3,477,404        (120,754)
Topix Index                                 Mar-2003              15        1,054,017         (12,378)
                                                                                            ----------
                                                                                                $1,436
                                                                                            ==========
MID CAP INDEX:
S&P Midcap 400 Index                        Mar-2003              22       $4,728,900        ($31,532)
                                                                                            ==========
TOTAL STOCK MARKET INDEX:
S&P 500 Index                               Mar-2003              18       $3,955,050        ($62,026)
S&P Midcap 400 Index                        Mar-2003               2          429,900          (3,839)
Russell 2000 Index                          Mar-2003               2          383,200          (7,714)
                                                                                            ----------
                                                                                             ($73,579)
                                                                                            ==========
500 INDEX:
S&P 500 Index                               Mar-2003             101      $22,192,225       ($338,106)
                                                                                            ==========

PURCHASED AND WRITTEN OPTIONS. All Portfolios with the exception of Money Market may purchase and sell put and call options on securities (whether or not it holds the securities in its portfolio) securities indices, currencies and futures contracts.

When a Portfolio writes a put or call option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently "marked-to-market" to reflect the current market value of the option written. If an option expires or if the Portfolio enters into an offsetting purchase option, the Portfolio realizes a gain (or loss if the cost of a offsetting purchase option exceeds the premium received when the option was written). If a written call option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security with the proceeds of the sale increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security the Portfolio purchases upon exercise of the option.

When a Portfolio purchases a put or call option, the premium paid by the Portfolio is included in the Portfolio of Investments and subsequently "marked-to-market" to reflect the current market value of the option. If the purchased option expires, the Portfolio realizes a loss in the amount of the cost of the option. If a Portfolio enters into a closing sale transaction, the Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the original cost of the option. If a Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The Portfolios may use options to manage exposure to fluctuations in currency values. Writing puts and buying calls may increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls may decrease the Portfolio's exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the terms of the contract.

                                       93
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--------------------------------------------------------------------------------

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

INTEREST RATE SWAPS. All Portfolios with the exception of Money Market may enter into interest rate swaps. Interest rate swaps involve the exchange of commitments to pay or receive interest of one instrument for that of another instrument (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional principal amount). Net periodic interest payments to be received or paid are accrued daily and are recorded as interest income. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or paid at the end of the agreement are recorded as realized gains or losses. A Portfolio could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

FORWARD COMMITMENTS. All Portfolios may purchase or sell debt securities on a when issued or forward delivery basis, which means that the obligations will be delivered to the Portfolios of the Trust at a future date, which may be a month or more after the date of commitment, the price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Portfolio may receive compensation for interest forgone in the purchase of forward delivery securities. With respect to purchase commitments, each Portfolio identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. The value of the securities underlying a forward commitment to purchase securities, and the subsequent fluctuations in their value, are taken into account when determining the Portfolio's net asset value starting on the day the Portfolio agrees to purchase the securities. The market values of the securities purchased on a forward delivery basis are identified in the portfolio of investments.

SECURITIES LENDING. All Portfolios may lend securities in amounts up to 33 1/3% of its total non-cash assets to brokers, dealers and other financial institutions, provided such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, marked to market to the value of the loaned securities on a daily basis. The Portfolios may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially. Consequently, loans of Portfolio securities will only be made to firms deemed by the subadvisers to be creditworthy. The Portfolios receive compensation for lending their securities either in the form of fees or by retaining a portion of interest on the investment of any cash received as collateral.

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Portfolio and any additional required collateral is delivered to the Portfolio the next business day. During the loan period, the Portfolio continues to retain rights of ownership, including dividends and interest of the loaned securities. At December 31, 2002, the value of securities loaned and cash collateral was as follows:

                                 MARKET VALUE OF     VALUE OF CASH                               MARKET VALUE OF     VALUE OF CASH
                               SECURITIES LOANED      COLLATERAL                                SECURITIES LOANED      COLLATERAL
                               -----------------      ----------                                -----------------      ----------
Small-Mid Cap Growth                 $435,592           $450,338     High Grade Bond               $23,115,749        $23,591,444
Small-Mid Cap                      18,638,825         19,318,624     Small Cap Index                 8,059,907          8,621,958
International Equity Select         7,075,522          7,440,954     International Index             4,437,204          4,680,864
Select Growth                         470,538            486,895     Mid Cap Index                   9,269,938          9,695,538
Global Equity Select                  234,461            246,482     Total Stock Market Index        1,509,984          1,635,137*
Real Estate Securities              7,106,650          7,342,500     500 Index                      23,102,656         24,435,693
Core Value                            552,364            574,674

* Comprised of $1,634,645 and $492 of cash collateral and securities collateral, respectively.

MORTGAGE DOLLAR ROLLS. All Portfolios, with the exception of Money Market may enter into mortgage dollar rolls in which they sell mortgage securities for delivery currently and simultaneously contract to repurchase similar, but not identical, securities at the same price or lower price on an agreed upon date. The Portfolios receive compensation as consideration for entering into the commitment to repurchase. The compensation is the difference between the current sale price and the lower forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A Portfolio may also be compensated by the receipt of a commitment fee. The compensation is recorded as deferred income and amortized to income over the roll period. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security. Mortgage dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract.

FEDERAL INCOME TAXES. The Portfolios' policy is to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. Each Portfolio of the Trust is treated as a separate taxpayer for federal income tax purposes.

DISTRIBUTION OF INCOME AND GAINS. Substantially all of the net investment income of Money Market is declared as a dividend to shareholders of record as of the close of business each day and is reinvested daily. During any particular year, net realized gains from investment transactions of each Portfolio, in excess of available capital loss carryforwards of each Portfolio would be taxable to such Portfolio if not distributed. Therefore, each Portfolio of the Trust intends to distribute substantially all of its investment company taxable income and any net realized capital gains in order to avoid federal income tax. The Portfolios' distributions are based on income amounts determined in accordance with federal income tax regulations. The character of distributions made during the year from net investment income and net realized gains may differ for tax purposes due to various differences in recording net investment income and realized gains for financial statement and tax purposes.

EXPENSE ALLOCATION. Expenses not directly attributable to a particular Portfolio or class of shares are allocated based on the relative share of net assets of each Portfolio at the time the expense was incurred.

REPURCHASE AGREEMENTS. Each Portfolio of the Trust may enter into repurchase agreements. When a Portfolio enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. Each Portfolio will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, a Portfolio would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount.

                                       94
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--------------------------------------------------------------------------------

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

CAPITAL ACCOUNTS. The Portfolios report the undistributed net investment income and accumulated undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, each Portfolio of the Trust may periodically make reclassifications among certain capital accounts without impacting its net asset value.

OTHER. Investment security transactions are accounted for on a trade date basis. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or as soon after the ex-date that the Portfolio is aware of such dividends, net of all taxes. All original issue discounts are accreted for financial and tax reporting purposes. All discounts/premiums are accreted/amortized for financial reporting purposes. Non cash dividends are recorded at the fair market value of the securities received. The Portfolios use the First In, First Out method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes. The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

3. PURCHASES AND SALES OF SECURITIES. The following summarizes the securities transactions (except for short-term investments) for the Portfolios (with the exception of Money Market) for the year ended December 31, 2002:

                                                    PURCHASES                                         SALES
                                                    ---------                                         -----
PORTFOLIO                              U.S. Government         Other Issues       U.S. Government          Other Issues
---------                              ---------------         ------------       ---------------          ------------
Small-Mid Cap Growth Trust                         --           $4,792,481                     --           $4,656,571
Small-Mid Cap Trust                                --           72,446,722                     --              628,236
International Equity Select Trust                  --           53,204,948                     --              451,775
Select Growth Trust                                --            1,178,131                     --            1,115,364
Global Equity Select Trust                         --              569,097                     --              477,527
Real Estate Securities Trust                       --          345,270,249                     --          206,942,566
Core Value Trust                                   --            1,491,919                     --            1,267,011
High Grade Bond Trust                    $115,676,996           18,278,269            $46,072,223            2,135,338
Small Cap Index Trust                              --           62,417,974                     --           30,758,781
International Index Trust                          --           18,152,367                     --            3,717,879
Mid Cap Index Trust                                --           77,235,134                     --           16,995,660
Total Stock Market Index Trust                     --           11,093,665                     --            2,329,517
500 Index Trust                                    --          180,010,204                     --           43,946,550

At December 31, 2002, tax basis net unrealized appreciation (depreciation) was equal to the aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value as follows:

                                                         TAX BASIS NET
                                                           UNREALIZED             TAX BASIS            TAX BASIS
                                                          APPRECIATION            UNREALIZED           UNREALIZED
PORTFOLIO                         TAX BASIS COST         (DEPRECIATION)          APPRECIATION         DEPRECIATION
---------                         --------------         --------------          ------------         ------------
Small-Mid Cap Growth                 $2,278,704                $45,197              $141,623              $96,426
Small-Mid Cap                        97,890,391            (3,484,277)               333,887            3,818,164
International Equity Select          66,836,667              (792,975)             1,044,797            1,837,772
Select Growth                         3,024,325              (364,668)                43,581              408,249
Global Equity Select                  3,124,389              (317,375)                76,212              393,587
Real Estate Securities              357,650,099              1,440,900            12,749,330           11,308,430
Core Value                            3,354,981              (287,406)                19,930              307,336
High Grade Bond                     113,884,848              1,344,620             1,351,806                7,186
Small Cap Index                      87,147,870           (10,035,816)             3,574,254           13,610,070
International Index                  82,931,111           (22,461,055)             1,574,111           24,035,166
Mid Cap Index                       128,143,562           (18,419,959)             4,925,944           23,345,903
Total Stock Market Index             96,085,486           (28,344,278)             3,873,337           32,217,615
500 Index                         1,039,804,791          (292,050,203)            29,172,324          321,222,527

                                       95
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 NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

4. INVESTMENT ADVISORY AGREEMENTS. The Trust has entered into an Investment Advisory Agreement with MSS (the "Adviser"). The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment and reinvestment of the assets of each Portfolio of the Trust, subject to the supervision of the Trust's Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust based on the average daily net assets of each Portfolio. Effective January 1, 2002, the Trust reduced its advisory fees and in certain portfolios implemented advisory fee breakpoints in conjunction with the adoption of Distribution Plans (see Note 5). Advisory fees charged to each Portfolio were as follows:

                                                                                    BETWEEN
                                                               BETWEEN           $200 MILLION          BETWEEN
                                             FIRST         $50 MILLION AND         AND $500         $500 MILLION       EXCESS OVER
                    PORTFOLIO             $50 MILLION       $200 MILLION            MILLION        AND $1 BILLION       $1 BILLION
  ----------------------------------    --------------  --------------------   ----------------  -----------------     ----------
  Small-Mid Cap.....................         0.950%            0.950%               0.950%             0.950%             0.950%
  Real Estate Securities *..........         0.600%            0.600%               0.600%             0.600%             0.600%
  Money Market......................         0.350%            0.350%               0.350%             0.350%             0.350%
  Small Cap Index...................         0.375%            0.375%               0.375%             0.375%             0.375%
  International Index ..............         0.400%            0.400%               0.400%             0.400%             0.400%
  Mid Cap Index ....................         0.375%            0.375%               0.375%             0.375%             0.375%
  Total Stock Market Index .........         0.375%            0.375%               0.375%             0.375%             0.375%
  500 Index ........................         0.375%            0.375%               0.375%             0.375%             0.375%

                                                                                    BETWEEN
                                                               BETWEEN           $250 MILLION          BETWEEN
                                             FIRST         $50 MILLION AND         AND $500         $500 MILLION      EXCESS OVER
                    PORTFOLIO             $50 MILLION       $250 MILLION            MILLION        AND $1 BILLION      $1 BILLION
  ----------------------------------    --------------  --------------------   ----------------  -----------------   -------------
  International Equity Select.......         0.900%            0.900%               0.850%             0.800%             0.800%
  Global Equity Select .............         0.900%            0.900%               0.850%             0.800%             0.800%

                                                                                    BETWEEN
                                                                BETWEEN           $200 MILLION         BETWEEN
                                              FIRST         $100 MILLION AND        AND $500         $500 MILLION       EXCESS OVER
                    PORTFOLIO              $100 MILLION       $200 MILLION          MILLION         AND $1 BILLION      $1 BILLION
  ----------------------------------       ------------       ------------          -------         --------------      ----------
  Small-Mid Cap Growth..............         0.800%              0.750%              0.750%             0.750%             0.750%
  Select Growth.....................         0.800%              0.750%              0.750%             0.750%             0.750%
  Core Value .......................         0.800%              0.750%              0.750%             0.750%             0.750%

                                                                                    BETWEEN
                                                                BETWEEN           $100 MILLION
                                             FIRST          $50 MILLION AND         AND $250         EXCESS OVER
                    PORTFOLIO             $50 MILLION         $100 MILLION          MILLION          $250 MILLION
  ----------------------------------      -----------         ------------          -------          ------------
  High Grade Bond...................         0.600%              0.550%              0.500%             0.450%

* For the period November 25, 2002 to December 31, 2002. Prior to November 25, 2002, advisory fees were 0.650% on assets up to $200 million and 0.600% on assets greater than $200 million.

EXPENSE REIMBURSEMENT. Pursuant to the Advisory Agreement, the Adviser reimburses the Trust for expenses (excluding advisory fees, Rule 12b-1 fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business) incurred in excess, on an annualized basis, of 0.05% of the average annual net assets of International Index and 500 Index, 0.075% of the average daily net assets of Small Cap Index, Mid Cap Index and Total Stock Market Index, 0.10% of the average daily net assets of Small-Mid Cap Growth, Small-Mid Cap, Select Growth, Core Value and High Grade Bond, 0.15% of the average daily net assets of International Equity Select and Global Equity Select, and 0.50% of the average daily net assets of Real Estate Securities and Money Market.

These voluntary expense reimbursements may be terminated by the Adviser at any time upon notice to the Trust.

FUND ADMINISTRATION FEES. The Advisory Agreement requires the Trust to reimburse the Adviser for all expenses associated with providing the administrative, financial, accounting and recordkeeping services of the Trust including, the preparation of all tax returns, annual, semi-annual and periodic reports to shareholders and the preparation of all regulatory reports. Total expense incurred for the year ended December 31, 2002 was $386,556 of which $20,511 remains payable to the Adviser at December 31, 2002.

5. DISTRIBUTION PLANS. In accordance with Rule 12b-1 of the Investment Company Act of 1940, the Board of Trustees have approved Distribution Plans (the "Plans") for both Series I shares and Series II shares. Series I shares of each portfolio are subject to a Rule 12b-1 fee of up to 0.15% of Series I shares average daily net assets. Series II shares of each portfolio (except Small-Mid Cap Growth, Select Growth, Global Equity Select and Core Value) are subject to a Rule 12b-1 fee of up to 0.35% of Series II shares average daily net assets. Rule 12b-1 fees are paid to the Trust's Distributor, MFS, for distribution services pursuant to the Plans. The distributor may use Rule 12b-1 fees for any expenses relating to the distribution of the shares of the class, for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and for the payment of service fees.

6. TRUSTEES' FEES. The Trust pays each Trustee who is not an employee of the Adviser or its affiliates a fee of $7,500 plus travel expenses for each Board of Trustees meeting attended. The Trust also pays each Trustee who is not an employee of the Adviser or its affiliates an annual retainer of $55,000. Total expense incurred for the year ended December 31, 2002 was $47,644 of which $71 remains payable at December 31, 2002.

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--------------------------------------------------------------------------------

7. FOREIGN SECURITIES. Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than the United States Government.

8. LINE OF CREDIT. All Portfolios with the exception of Money Market have entered into an agreement, which enables them to participate in a $100 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating Portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.09% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit is charged to each participating portfolio on a prorated basis based on average net assets. For the year ended December 31, 2002, there were no borrowings on the line of credit.

9. FEDERAL INCOME TAX INFORMATION. Because federal income tax regulations differ from generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the composition of net assets for tax purposes differs from amounts reflected in the accompanying financial statements. These differences are primarily due to differing treatment for futures and options transactions, foreign currency transactions, paydowns, market discount on debt securities, losses deferred with respect to wash sales, investments in passive foreign investment companies and excise tax regulations.

The tax character of distributions paid (with the exception of Money Market) during 2002 was as follows:

                                                         LONG TERM
             PORTFOLIO          ORDINARY INCOME        CAPITAL GAINS       TOTAL DISTRIBUTIONS
             ---------          ---------------        -------------       -------------------
Small-Mid Cap                                $4                  --                       $4
Select Growth                                89                  --                       89
Global Equity Select                     28,944                  --                   28,944
Real Estate Securities                8,237,956                  --                8,237,956
Core Value                               12,665                  --                   12,665
High Grade Bond                         538,391             $11,551                  549,942
Small Cap Index                         603,721                  --                  603,721
International Index                     781,194                  --                  781,194
Mid Cap Index                           517,015                  --                  517,015
Total Stock Market Index                651,863                  --                  651,863
500 Index                                16,495                  --                   16,495

The tax character of distributions paid (with the exception of Money Market) during 2001 was as follows:

                                                            LONG TERM
             PORTFOLIO             ORDINARY INCOME        CAPITAL GAINS       TOTAL DISTRIBUTIONS
             ---------             ---------------        -------------       -------------------
Small-Mid Cap                                  $140                  --                     $140
Real Estate Securities                    8,304,834                  --                8,304,834
Core Value                                    7,185                  --                    7,185
High Grade Bond                             105,569                  --                  105,569
Small Cap Index                             769,668                  --                  769,668
International Index                         577,137                  --                  577,137
Mid Cap Index                               367,723                  --                  367,723
Total Stock Market Index                    589,908                  --                  589,908
500 Index                                 5,897,069                  --                5,897,069

The tax-basis components of distributable earnings at December 31, 2002 was as follows:

                                                           UNDISTRIBUTED      UNREALIZED
                                        UNDISTRIBUTED         REALIZED        APPRECIATION         CAPITAL LOSS
            PORTFOLIO                  ORDINARY INCOME          GAIN         (DEPRECIATION)       CARRYFORWARDS
            ---------                  ---------------          ----         --------------       -------------
Small-Mid Cap Growth                               --             --             ($87,146)        ($1,161,737)
Small-Mid Cap                                      --             --           (3,580,960)            (60,303)
International Equity Select                        --             --           (1,031,238)           (200,609)
Select Growth                                      --             --             (364,668)           (670,519)
Global Equity Select                              $83             --             (317,299)           (173,474)
Real Estate Securities                     11,173,118             --             1,413,684        (16,222,192)
Core Value                                          1             --             (287,406)           (491,844)
High Grade Bond                                44,076             --             1,345,685                  --
Small Cap Index                                    --             --          (10,036,774)        (10,785,268)
International Index                            13,069             --          (22,583,748)         (5,819,299)
Mid Cap Index                                      --             --          (18,419,659)         (1,371,754)
Total Stock Market Index                           --             --          (28,347,496)         (3,291,715)
500 Index                                   7,726,669             --         (292,050,203)        (37,236,426)

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--------------------------------------------------------------------------------

10. CAPITAL LOSS CARRYFORWARDS. At December 31, 2002, capital loss carryforwards available to offset future realized gains were approximately:

                                                           EXPIRATION YEAR
                                                           ---------------

                PORTFOLIO                 2007              2008              2009            2010
                ---------                 ----              ----              ----            ----
Small-Mid Cap Growth                          --               --          $497,000         $664,000
Small-Mid Cap Trust                           --               --            60,000               --
International Equity Select                   --               --            16,000          185,000
Select Growth                                 --               --           122,000          549,000
Global Equity Select                          --               --                --          173,000
Real Estates Securities              $14,161,000       $2,061,000                --               --
Core Value                                    --               --            74,000          418,000
Small Cap Index                               --        2,210,000         3,267,000        5,308,000
International Index                           --          130,000           884,000        4,805,000
Mid Cap Index                                 --               --           327,000        1,045,000
Total Stock Market Index                      --               --           547,000        2,745,000
500 Index                                     --          374,000         5,746,000       31,116,000

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--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS INFORMATION (UNAUDITED). The Trustees of the Trust, together with information as to their principal occupations during the past five years, are listed below. Each Trustee oversees all Trust portfolios. (currently, there are 67 portfolios).

                             DISINTERESTED TRUSTEES

                                POSITION WITH                                 PRINCIPAL OCCUPATION
   NAME, ADDRESS AND AGE          THE TRUST                                  DURING PAST FIVE YEARS
   ---------------------          ---------                                  ----------------------
Don B. Allen                       Trustee          Senior Lecturer, William E. Simon Graduate School of Business
73 Tremont Street               (since 1985)        Administration, University of Rochester.
Boston, MA  02108
Age: 74

Charles L. Bardelis                Trustee          President and Executive Officer, Island Commuter Corp. (Marine
73 Tremont Street               (since 1988)        Transport).
Boston, MA  02108
Age: 61

Samuel Hoar                        Trustee          Senior Mediator, Arbitrator, Regional Manager, JAMS, LLC, August 1999
73 Tremont Street               (since 1989)        to date; Senior Mediator, Arbitrator, Regional Director of Professional
Boston, MA  02108                                   Services, J.A.M.S./Endispute, Inc.,       June 1994 to August 1999.
Age: 75

F. David Rolwing                   Trustee          Former Chairman, President and CEO, Montgomery Mutual Insurance
73 Tremont Street               (since 1997*)       Company, 1991 to 1999. (Retired 1999).
Boston, MA  02108
Age: 68

* Prior to 1997, Mr. Rolwing was a Trustee of Manulife Series Fund, Inc., which merged into the Trust on December 31, 1996.

          TRUSTEES AFFILIATED WITH THE TRUST AND OFFICERS OF THE TRUST

                                      POSITION WITH                                 PRINCIPAL OCCUPATION
   NAME, ADDRESS AND AGE                THE TRUST                                  DURING PAST FIVE YEARS
   ---------------------                ---------                                  ----------------------
John D. DesPrez III #            Trustee                  President, The Manufacturers Life Insurance Company (U.S.A.), January
73 Tremont Street                                         1999 to date; Senior Vice President, US Annuities, Manulife Financial,
Boston, MA  02108                (since 2000)             September 1996 to December, 1998; President, The Manufacturers Life
Age: 46                                                   Insurance Company of North America, September 1996 to December, 1998;
                                                          Vice President, Mutual Funds, Manulife Financial, January 1995 to
                                                          September 1996.

John D. Richardson #             Chairman of the Board    Retired; Former Senior Executive Vice President, U.S. Operations,
200 Bloor Street East            of Trustees              Manulife Financial, January 1999 to March 2002 (Retired, March 2002);
Toronto, Ontario, Canada                                  Executive Vice President and General Manager, U.S. Operations, Manulife
M4W 1E5                          (since 1997)             Financial, January 1995 to January 1999.  Director of Manulife
Age: 64                                                   Financial Corporation, a publicly traded company and the ultimate parent of the adviser.

John R. Ostler*                  Treasurer                Vice President and Chief Financial Officer, U.S. Operations, The
200 Bloor Street East                                     Manufacturers Life Insurance Company, October 1, 2000 to present; Vice
Toronto, Ontario, Canada         (since 2000)             President and Corporate Actuary, The Manufacturers Life Insurance
M4W 1E5                                                   Company, March 1998 to September 2000; Vice President & CFO U.S.
Age: 50                                                   Individual Insurance, The Manufacturers Life Insurance Company, 1992 to
                                                          March 1998; Vice President, U.S. Insurance Products, The Manufacturers
                                                          Life Insurance Company, 1990 - 1992; Assistant Vice President & Pricing
                                                          Actuary, U.S. Insurance, The Manufacturers Life Insurance Company,
                                                          1988-1990.

James D. Gallagher*              President                Executive Vice President, The Manufacturers Life Insurance Company
73 Tremont Street                                         (U.S.A.), January 1996 to present; President, The Manufacturers Life
Boston, MA  02108                (since 2001)             Insurance Company of New York, August 1999 to present; Vice President,
Age: 48                                                   Secretary and General Counsel, The Manufacturers Life Insurance Company
                                                          of North America, June 1994 to date.

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 NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

    TRUSTEES AFFILIATED WITH THE TRUST AND OFFICERS OF THE TRUST - CONTINUED

                                     POSITION WITH                                 PRINCIPAL OCCUPATION
   NAME, ADDRESS AND AGE               THE TRUST                                  DURING PAST FIVE YEARS
   ---------------------               ---------                                  ----------------------
Andrew Corselli                 Secretary                Assistant Vice President and Senior Counsel, U.S. Operations Law
                                                         Department, Manulife Financial, March 2001 to date; The Prudential
73 Tremont Street               (since 2002)             Insurance Company of America, Assistant General Counsel & Chief of
                                                         Litigation, June 1988 to June, 2000
Boston, MA  02108

Age: 56

# Trustee who is an "interested person," as defined in the 1940 Act, due to his position with Manulife Financial Corporation (or its affiliates), the ultimate controlling parent of the investment adviser.

Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his successor is duly elected and qualified or until he dies, retires, resigns, is removed or becomes disqualified. None of the Trustees is a director of other complexes except as noted above.

The Statement of Additional Information, a separate document with supplemental information not contained in the Prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 1-800-344-1029 or on the Securities and Exchange Commission ("SEC") Internet site at http://www.sec.gov.

[MANULIFE LETTERHEAD]

MANAGEMENT OF THE TRUST

TRUSTEES
John D. Richardson, Chairman of the Board
Don B. Allen
Charles L. Bardelis
John D. DesPrez, III_Samuel Hoar
F. David Rolwing

OFFICERS
James D. Gallagher, President
John R. Ostler, Treasurer
Gordon M. Shone, Assistant Treasurer
Andrew Corselli, Secretary

INVESTMENT ADVISER
Manufacturers Securities Services, LLC
Boston, Massachusetts

ISSUER OF VENTURE VARIABLE ANNUITIES
The Manufacturers Life Insurance
Company (U.S.A.)
PO Box 55230
Boston, Massachusetts 02205-5230
800-344-1029

ISSUER OF VENTURE VARIABLE ANNUITIES AND VENTURE VARIABLE LIFE INSURANCE
PRODUCTS
The Manufacturers Life Insurance
Company (U.S.A.)
200 Bloor Street East
Toronto, Ontario, Canada M4W1E5
800-827-4546

PRINCIPAL UNDERWRITER OF VENTURE ANNUITIES
Manulife Financial Securities LLC
Boston, Massachusetts

PRINCIPAL UNDERWRITER OF VENTURE
VARIABLE ANNUITIES AND VENTURE
VARIABLE LIFE INSURANCE PRODUCTS
Manulife Financial Securities LLC
Toronto, Ontario, Canada

PROMOTIONAL AGENT OF
VENTURE ANNUITIES
Manulife Wood Logan
Stamford, Connecticut

Manulife Financial and the block design are registered service marks and trademarks of The Manufacturers Life Insurance Company and are used by it and its affiliates, including Manulife Financial Corporation.

[MANULIFE LETTERHEAD]